UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)

Common Stocks (100.1%)

Consumer Discretionary (14.6%)
*	Amazon.com Inc.	143,966	288,364
	Home Depot Inc.	426,841	88,420
	Walt Disney Co.	543,079	63,508
	Comcast Corp. Class A	1,561,046	55,277
*	Netflix Inc.	141,777	53,043
	McDonald's Corp.	293,204	49,050
	Walmart Inc.	508,496	47,753
	Lowe's Cos. Inc.	352,215	40,441
	Costco Wholesale Corp.	171,409	40,261
	NIKE Inc. Class B	469,426	39,770
*	Booking Holdings Inc.	17,053	33,833
	Starbucks Corp.	521,494	29,642
	Marriott International Inc. Class A	195,472	25,808
	TJX Cos. Inc.	207,969	23,297
	Twenty-First Century Fox Inc. Class A	502,599	23,285
	Ross Stores Inc.	212,609	21,070
*	O'Reilly Automotive Inc.	50,848	17,660
*	Charter Communications Inc. Class A	52,389	17,072
	Estee Lauder Cos. Inc. Class A	114,892	16,696
	Target Corp.	173,725	15,324
*	eBay Inc.	438,375	14,475
*	AutoZone Inc.	18,412	14,282
	Yum! Brands Inc.	153,282	13,935
	Royal Caribbean Cruises Ltd.	106,193	13,799
*	CarMax Inc.	161,056	12,026
	Sirius XM Holdings Inc.	1,757,788	11,109
*	Dollar Tree Inc.	133,388	10,878
	General Motors Co.	315,423	10,620
*	Tesla Inc.	39,804	10,539
	DR Horton Inc.	237,046	9,999
*	NVR Inc.	4,041	9,984
	PVH Corp.	66,936	9,666
	Expedia Group Inc.	71,956	9,389
	CBS Corp. Class B	159,452	9,160
	MGM Resorts International	321,921	8,985
	Advance Auto Parts Inc.	53,298	8,972
	Dollar General Corp.	78,106	8,537
	Darden Restaurants Inc.	76,427	8,498
	Hasbro Inc.	76,942	8,088
	VF Corp.	81,858	7,650
	Hyatt Hotels Corp. Class A	93,557	7,446
*	WABCO Holdings Inc.	61,936	7,305
*	Discovery Communications Inc.	237,582	7,028
*	Mohawk Industries Inc.	40,019	7,017
	Ford Motor Co.	743,031	6,873
	Yum China Holdings Inc.	192,056	6,743
	Gentex Corp.	314,057	6,740
	Interpublic Group of Cos. Inc.	289,691	6,625
	BorgWarner Inc.	152,129	6,508

Fortune Brands Home & Security Inc.	122,301	6,404
Kohl's Corp.	83,594	6,232
Lennar Corp. Class A	133,097	6,214
* Visteon Corp.	66,473	6,175
PulteGroup Inc.	246,254	6,100
Hilton Worldwide Holdings Inc.	73,765	5,959
* Qurate Retail Group Inc. QVC Group Class A	260,906	5,795
Las Vegas Sands Corp.	93,794	5,565
Carnival Corp.	77,458	4,939
Macy's Inc.	140,309	4,873
Harley-Davidson Inc.	105,366	4,773
Lear Corp.	30,643	4,443
* Lululemon Athletica Inc.	26,932	4,376
* Tempur Sealy International Inc.	81,525	4,313
Hanesbrands Inc.	230,336	4,245
KAR Auction Services Inc.	70,720	4,221
* Liberty Media Corp-Liberty SiriusXM Class C	96,091	4,175
Brinker International Inc.	88,041	4,114
Gap Inc.	142,346	4,107
Ralph Lauren Corp. Class A	29,319	4,033
Vail Resorts Inc.	14,200	3,897
Viacom Inc. Class B	114,882	3,878
Toll Brothers Inc.	116,040	3,833
* Madison Square Garden Co. Class A	11,345	3,577
* AutoNation Inc.	83,913	3,487
* TripAdvisor Inc.	68,180	3,482
Omnicom Group Inc.	50,464	3,433
* Live Nation Entertainment Inc.	61,870	3,370
Foot Locker Inc.	66,070	3,368
John Wiley & Sons Inc. Class A	53,577	3,247
* Michael Kors Holdings Ltd.	47,218	3,237
* Wayfair Inc.	21,012	3,103
* Liberty Media Corp-Liberty SiriusXM Class A	71,060	3,087
* Norwegian Cruise Line Holdings Ltd.	51,484	2,957
Aptiv plc	34,717	2,913
* AMC Networks Inc. Class A	41,561	2,757
Wynn Resorts Ltd.	21,318	2,709
* Mattel Inc.	171,400	2,691
Best Buy Co. Inc.	33,836	2,685
* Bright Horizons Family Solutions Inc.	22,361	2,635
Goodyear Tire & Rubber Co.	111,799	2,615
* ServiceMaster Global Holdings Inc.	41,865	2,597
* GCI Liberty Inc. Class A	49,958	2,548
Nordstrom Inc.	40,966	2,450
* Pandora Media Inc.	250,100	2,378
* Chipotle Mexican Grill Inc. Class A	5,185	2,357
* Burlington Stores Inc.	14,225	2,317
* Ulta Beauty Inc.	7,966	2,247
* Liberty Media Corp-Liberty Formula One Class C	58,676	2,182
* LKQ Corp.	65,922	2,088
Tapestry Inc.	37,840	1,902
* Urban Outfitters Inc.	43,633	1,785
News Corp. Class A	134,764	1,778
* Liberty Broadband Corp.	20,829	1,756
H&R Block Inc.	60,500	1,558
* Vista Outdoor Inc.	84,739	1,516
Tractor Supply Co.	15,300	1,390

* Liberty Expedia Holdings Inc. Class A	26,901	1,265
Polaris Industries Inc.	12,226	1,234
AMERCO	3,328	1,187
Genuine Parts Co.	11,833	1,176
* Sally Beauty Holdings Inc.	61,670	1,134
* Murphy USA Inc.	12,459	1,065
* Under Armour Inc.	54,667	1,064
Coty Inc. Class A	76,440	960
Domino's Pizza Inc.	3,100	914
* Liberty Media Corp-Liberty Formula One Class A	20,944	745
* Liberty Broadband Corp. Class A	7,984	673
Lennar Corp. Class B	16,295	627
* Hilton Grand Vacations Inc.	17,900	592
* Michaels Cos. Inc.	35,277	573
* Under Armour Inc. Class A	24,650	523
Pool Corp.	3,100	517
Graham Holdings Co. Class B	821	476
* Discovery Communications Inc. Class A	13,438	430
* Skechers U.S.A. Inc. Class A	12,508	349
		1,478,820
Consumer Staples (5.5%)
Procter & Gamble Co.	872,660	72,632
Coca-Cola Co.	1,226,086	56,633
PepsiCo Inc.	468,488	52,377
Philip Morris International Inc.	425,691	34,711
Altria Group Inc.	517,050	31,183
CVS Health Corp.	385,254	30,327
Mondelez International Inc. Class A	606,907	26,073
Colgate-Palmolive Co.	371,348	24,862
Walgreens Boots Alliance Inc.	308,245	22,471
Constellation Brands Inc. Class A	85,118	18,353
* Monster Beverage Corp.	311,736	18,168
Archer-Daniels-Midland Co.	250,466	12,591
Kroger Co.	429,839	12,513
McCormick & Co. Inc.	84,266	11,102
Clorox Co.	71,982	10,827
Brown-Forman Corp. Class B	207,825	10,506
Church & Dwight Co. Inc.	165,836	9,846
Tyson Foods Inc. Class A	164,014	9,764
Hormel Foods Corp.	209,953	8,272
Hershey Co.	75,767	7,728
Kraft Heinz Co.	119,890	6,607
Ingredion Inc.	59,184	6,212
Kimberly-Clark Corp.	50,121	5,696
JM Smucker Co.	52,296	5,366
General Mills Inc.	105,667	4,535
Molson Coors Brewing Co. Class B	71,712	4,410
Energizer Holdings Inc.	69,910	4,100
Kellogg Co.	53,156	3,722
* Hain Celestial Group Inc.	133,931	3,632
Campbell Soup Co.	96,545	3,536
* Herbalife Nutrition Ltd.	61,066	3,331
* Post Holdings Inc.	31,089	3,048
Spectrum Brands Holdings Inc.	39,479	2,950
* Edgewell Personal Care Co.	61,275	2,833
* Keurig Dr Pepper Inc.	112,988	2,618
Sysco Corp.	32,798	2,402

* TreeHouse Foods Inc.	34,783	1,664
Conagra Brands Inc.	44,738	1,520
Bunge Ltd.	20,961	1,440
* US Foods Holding Corp.	38,034	1,172
Lamb Weston Holdings Inc.	16,896	1,125
* Sprouts Farmers Market Inc.	26,524	727
		553,585
Energy (5.8%)
Exxon Mobil Corp.	1,549,082	131,703
Chevron Corp.	685,210	83,788
ConocoPhillips	479,468	37,111
EOG Resources Inc.	230,208	29,368
Phillips 66	211,801	23,874
Occidental Petroleum Corp.	268,865	22,093
Valero Energy Corp.	175,202	19,929
Halliburton Co.	432,648	17,535
* Concho Resources Inc.	97,732	14,929
Anadarko Petroleum Corp.	215,036	14,496
Pioneer Natural Resources Co.	77,710	13,536
Marathon Petroleum Corp.	163,733	13,094
Schlumberger Ltd.	190,848	11,626
* Energen Corp.	134,620	11,600
Kinder Morgan Inc.	506,139	8,974
* WPX Energy Inc.	424,070	8,532
* Continental Resources Inc.	120,779	8,247
Andeavor	50,626	7,771
Patterson-UTI Energy Inc.	413,301	7,072
Cabot Oil & Gas Corp.	305,356	6,877
Hess Corp.	95,976	6,870
Williams Cos. Inc.	250,389	6,808
National Oilwell Varco Inc.	151,611	6,531
Apache Corp.	126,749	6,042
Cimarex Energy Co.	61,235	5,691
* Cheniere Energy Inc.	73,713	5,122
ONEOK Inc.	74,365	5,041
Devon Energy Corp.	118,303	4,725
* Newfield Exploration Co.	137,885	3,975
Marathon Oil Corp.	152,192	3,543
Diamondback Energy Inc.	26,087	3,527
Baker Hughes a GE Co.	98,377	3,328
EQT Corp.	67,704	2,995
Helmerich & Payne Inc.	38,700	2,661
HollyFrontier Corp.	35,326	2,469
Noble Energy Inc.	78,600	2,452
* Kosmos Energy Ltd.	254,667	2,381
* QEP Resources Inc.	209,360	2,370
* Apergy Corp.	53,905	2,348
* Whiting Petroleum Corp.	36,190	1,920
Nabors Industries Ltd.	261,000	1,608
* Transocean Ltd.	113,998	1,590
* First Solar Inc.	31,475	1,524
CNX Resources Corp.	104,603	1,497
* Parsley Energy Inc. Class A	41,005	1,199
PBF Energy Inc. Class A	23,000	1,148
* Chesapeake Energy Corp.	213,900	960
SM Energy Co.	25,195	794
Murphy Oil Corp.	22,380	746

RPC Inc.	34,900	540
Range Resources Corp.	15,321	260
* Antero Resources Corp.	11,945	212
		585,032
Financial Services (20.3%)
* Berkshire Hathaway Inc. Class B	685,978	146,875
JPMorgan Chase & Co.	1,227,064	138,462
Bank of America Corp.	3,444,090	101,463
Visa Inc. Class A	675,726	101,420
Wells Fargo & Co.	1,614,525	84,859
Mastercard Inc. Class A	361,958	80,575
Citigroup Inc.	1,015,354	72,842
* PayPal Holdings Inc.	522,713	45,915
Goldman Sachs Group Inc.	150,645	33,781
American Express Co.	293,734	31,280
American Tower Corp.	186,894	27,156
S&P Global Inc.	127,785	24,968
Charles Schwab Corp.	503,041	24,724
American International Group Inc.	463,732	24,689
Morgan Stanley	519,105	24,175
* Fiserv Inc.	285,671	23,534
US Bancorp	407,005	21,494
Simon Property Group Inc.	119,752	21,166
Aon plc	129,334	19,889
Intercontinental Exchange Inc.	258,153	19,333
Progressive Corp.	271,929	19,318
Crown Castle International Corp.	156,678	17,443
* E*TRADE Financial Corp.	328,259	17,198
Aflac Inc.	350,936	16,519
MSCI Inc. Class A	90,766	16,103
* SBA Communications Corp. Class A	98,303	15,790
Global Payments Inc.	123,015	15,672
SunTrust Banks Inc.	233,976	15,627
Prudential Financial Inc.	152,753	15,477
Fidelity National Information Services Inc.	136,705	14,910
Discover Financial Services	192,833	14,742
Equinix Inc.	33,781	14,623
Total System Services Inc.	138,659	13,691
State Street Corp.	161,407	13,523
CME Group Inc.	78,029	13,281
Travelers Cos. Inc.	100,625	13,052
Ameriprise Financial Inc.	88,196	13,023
Public Storage	62,184	12,538
Moody's Corp.	73,745	12,330
MetLife Inc.	262,212	12,251
* Markel Corp.	10,305	12,247
* CBRE Group Inc. Class A	273,629	12,067
AvalonBay Communities Inc.	66,056	11,966
PNC Financial Services Group Inc.	84,483	11,506
Capital One Financial Corp.	117,695	11,173
Allstate Corp.	105,884	10,451
Equity Residential	157,397	10,429
* Worldpay Inc. Class A	100,475	10,175
T. Rowe Price Group Inc.	92,536	10,103
First Republic Bank	104,449	10,027
Lincoln National Corp.	148,002	10,014
Chubb Ltd.	74,677	9,980

Fifth Third Bancorp	356,371	9,950
TD Ameritrade Holding Corp.	187,573	9,910
Zions Bancorporation	193,581	9,708
KeyCorp	487,022	9,687
Equifax Inc.	73,853	9,643
Torchmark Corp.	110,753	9,601
Boston Properties Inc.	77,995	9,600
Nasdaq Inc.	109,785	9,420
BlackRock Inc.	19,961	9,408
Alleghany Corp.	14,335	9,354
* Arch Capital Group Ltd.	312,210	9,307
Essex Property Trust Inc.	37,470	9,244
Brown & Brown Inc.	311,785	9,220
Bank of New York Mellon Corp.	179,425	9,149
Reinsurance Group of America Inc. Class A	62,191	8,990
Raymond James Financial Inc.	97,013	8,930
Equity LifeStyle Properties Inc.	90,665	8,745
* SLM Corp.	780,457	8,702
East West Bancorp Inc.	141,566	8,546
American Financial Group Inc.	75,605	8,390
WR Berkley Corp.	104,278	8,335
Prologis Inc.	121,743	8,253
Commerce Bancshares Inc.	124,811	8,240
BB&T Corp.	169,277	8,217
Popular Inc.	159,060	8,152
Broadridge Financial Solutions Inc.	61,218	8,078
Assurant Inc.	74,828	8,078
Synchrony Financial	253,673	7,884
M&T Bank Corp.	47,802	7,865
Loews Corp.	151,944	7,632
SEI Investments Co.	123,951	7,573
Jack Henry & Associates Inc.	47,166	7,550
Extra Space Storage Inc.	82,339	7,134
Digital Realty Trust Inc.	63,219	7,111
* CoreLogic Inc.	143,762	7,103
Weyerhaeuser Co.	220,002	7,099
* Howard Hughes Corp.	56,606	7,032
Lamar Advertising Co. Class A	90,098	7,010
Principal Financial Group Inc.	119,618	7,008
Unum Group	169,861	6,636
Jones Lang LaSalle Inc.	45,890	6,623
American Homes 4 Rent Class A	296,581	6,492
Apartment Investment & Management Co.	144,020	6,356
Douglas Emmett Inc.	166,544	6,282
Dun & Bradstreet Corp.	43,819	6,245
Host Hotels & Resorts Inc.	293,019	6,183
Mid-America Apartment Communities Inc.	61,174	6,128
Hanover Insurance Group Inc.	49,487	6,105
White Mountains Insurance Group Ltd.	6,515	6,097
Forest City Realty Trust Inc. Class A	238,509	5,984
Federal Realty Investment Trust	44,803	5,666
First Horizon National Corp.	319,147	5,509
* FleetCor Technologies Inc.	23,571	5,370
Franklin Resources Inc.	176,317	5,362
Cullen/Frost Bankers Inc.	49,896	5,211
Alexandria Real Estate Equities Inc.	40,839	5,137
Eaton Vance Corp.	92,222	4,847

Associated Banc-Corp	182,598	4,748
Annaly Capital Management Inc.	461,132	4,717
Signature Bank	40,311	4,629
Affiliated Managers Group Inc.	31,291	4,278
Camden Property Trust	44,023	4,119
TFS Financial Corp.	271,733	4,079
BOK Financial Corp.	41,481	4,035
SL Green Realty Corp.	39,620	3,864
* Equity Commonwealth	119,329	3,829
* Square Inc.	36,081	3,572
Hartford Financial Services Group Inc.	71,171	3,556
Hospitality Properties Trust	118,958	3,431
* Euronet Worldwide Inc.	33,178	3,325
Paramount Group Inc.	210,444	3,176
TransUnion	42,949	3,160
Alliance Data Systems Corp.	13,192	3,115
AGNC Investment Corp.	166,389	3,100
Macerich Co.	55,400	3,063
Invitation Homes Inc.	132,472	3,035
CNA Financial Corp.	66,218	3,023
Interactive Brokers Group Inc.	51,134	2,828
Retail Properties of America Inc.	231,409	2,821
Jefferies Financial Group Inc.	120,270	2,641
* First Data Corp. Class A	106,787	2,613
Voya Financial Inc.	50,354	2,501
Marsh & McLennan Cos. Inc.	29,632	2,451
People's United Financial Inc.	133,425	2,284
Northern Trust Corp.	22,291	2,277
Brookfield Property REIT Inc. Class A	103,992	2,177
Realty Income Corp.	37,200	2,116
* WEX Inc.	10,483	2,105
Vornado Realty Trust	26,800	1,956
* Western Alliance Bancorp	34,380	1,956
AXA Equitable Holdings Inc.	88,080	1,889
* SVB Financial Group	5,917	1,839
Navient Corp.	123,033	1,659
Bank of Hawaii Corp.	20,975	1,655
Santander Consumer USA Holdings Inc.	80,632	1,616
Legg Mason Inc.	46,914	1,465
Taubman Centers Inc.	24,365	1,458
PacWest Bancorp	29,301	1,396
Fidelity National Financial Inc.	33,971	1,337
Ally Financial Inc.	46,442	1,228
* OneMain Holdings Inc.	35,689	1,200
Lazard Ltd. Class A	24,803	1,194
MFA Financial Inc.	157,700	1,159
* Credit Acceptance Corp.	2,250	986
VICI Properties Inc.	45,019	973
Iron Mountain Inc.	26,870	928
Park Hotels & Resorts Inc.	25,200	827
* Zillow Group Inc.	18,178	804
* Retail Value Inc.	23,500	768
Duke Realty Corp.	22,202	630
Pinnacle Financial Partners Inc.	8,057	485
* Brighthouse Financial Inc.	10,230	453
* Athene Holding Ltd. Class A	8,377	433
Healthcare Trust of America Inc. Class A	15,811	422

Brixmor Property Group Inc.	17,292	303
Western Union Co.	15,396	293
Outfront Media Inc.	13,003	259
* Zillow Group Inc. Class A	5,000	221
Spirit Realty Capital Inc.	27,370	221
Colony Capital Inc.	36,010	219
		2,065,840
Health Care (14.0%)
Johnson & Johnson	950,330	131,307
Pfizer Inc.	2,049,341	90,314
UnitedHealth Group Inc.	328,174	87,307
Merck & Co. Inc.	895,805	63,548
AbbVie Inc.	561,031	53,062
Amgen Inc.	243,467	50,468
Medtronic plc	458,248	45,078
Abbott Laboratories	535,105	39,255
Thermo Fisher Scientific Inc.	155,612	37,982
Gilead Sciences Inc.	482,701	37,269
Eli Lilly & Co.	327,571	35,152
* Biogen Inc.	92,153	32,559
Becton Dickinson and Co.	124,469	32,486
Bristol-Myers Squibb Co.	511,778	31,771
Aetna Inc.	147,454	29,911
Anthem Inc.	108,926	29,851
* Boston Scientific Corp.	768,922	29,604
* Express Scripts Holding Co.	290,718	27,621
Danaher Corp.	234,954	25,530
* Celgene Corp.	275,930	24,693
Humana Inc.	69,833	23,640
* Vertex Pharmaceuticals Inc.	119,218	22,978
Cigna Corp.	110,007	22,909
Zoetis Inc.	244,493	22,386
Stryker Corp.	111,140	19,747
Allergan plc	101,079	19,254
* Illumina Inc.	45,992	16,882
Agilent Technologies Inc.	197,842	13,956
* Intuitive Surgical Inc.	22,894	13,141
Zimmer Biomet Holdings Inc.	95,277	12,526
Baxter International Inc.	158,275	12,201
* Laboratory Corp. of America Holdings	68,866	11,961
Cooper Cos. Inc.	42,167	11,687
Teleflex Inc.	40,640	10,814
PerkinElmer Inc.	109,861	10,686
* Centene Corp.	73,544	10,648
AmerisourceBergen Corp. Class A	106,401	9,812
* Henry Schein Inc.	114,512	9,737
McKesson Corp.	73,199	9,710
* Charles River Laboratories International Inc.	68,397	9,202
* Edwards Lifesciences Corp.	52,406	9,124
* QIAGEN NV	227,980	8,636
Universal Health Services Inc. Class B	65,590	8,385
Bio-Techne Corp.	40,293	8,224
Quest Diagnostics Inc.	74,865	8,079
* Regeneron Pharmaceuticals Inc.	19,352	7,819
Cardinal Health Inc.	142,561	7,698
* Cerner Corp.	111,493	7,181
* IQVIA Holdings Inc.	53,241	6,908

* DexCom Inc.	48,089	6,879
* Incyte Corp.	95,967	6,629
* Exelixis Inc.	353,012	6,255
* Mylan NV	145,741	5,334
* IDEXX Laboratories Inc.	20,715	5,172
Bruker Corp.	149,372	4,997
* WellCare Health Plans Inc.	15,547	4,983
* Ionis Pharmaceuticals Inc.	93,370	4,816
* Align Technology Inc.	11,983	4,688
* Varian Medical Systems Inc.	41,054	4,595
* BioMarin Pharmaceutical Inc.	39,881	3,867
* ABIOMED Inc.	8,468	3,809
* Neurocrine Biosciences Inc.	30,201	3,713
Dentsply Sirona Inc.	95,903	3,619
* Veeva Systems Inc. Class A	30,627	3,334
* United Therapeutics Corp.	24,158	3,089
* Alexion Pharmaceuticals Inc.	22,097	3,072
* Mallinckrodt plc	103,100	3,022
* Seattle Genetics Inc.	38,703	2,985
* DaVita Inc.	41,170	2,949
* Alnylam Pharmaceuticals Inc.	32,558	2,850
HCA Healthcare Inc.	20,113	2,798
* Hologic Inc.	67,181	2,753
* Envision Healthcare Corp.	59,843	2,737
* athenahealth Inc.	18,550	2,478
Perrigo Co. plc	32,400	2,294
* Bio-Rad Laboratories Inc. Class A	6,905	2,161
STERIS plc	15,900	1,819
* Premier Inc. Class A	39,330	1,801
* LifePoint Health Inc.	21,052	1,356
* Intercept Pharmaceuticals Inc.	9,208	1,164
* Nektar Therapeutics Class A	17,500	1,067
Patterson Cos. Inc.	43,137	1,055
* Exact Sciences Corp.	13,100	1,034
* MEDNAX Inc.	16,991	793
Shire plc ADR	4,101	743
* Brookdale Senior Living Inc.	68,300	671
* Catalent Inc.	14,500	661
* Agios Pharmaceuticals Inc.	8,200	632
Hill-Rom Holdings Inc.	6,180	583
* Acadia Healthcare Co. Inc.	16,266	573
West Pharmaceutical Services Inc.	4,117	508
* Varex Imaging Corp.	11,984	343
		1,421,380
Materials & Processing (3.0%)
DowDuPont Inc.	755,615	48,594
Sherwin-Williams Co.	41,909	19,077
Ecolab Inc.	120,884	18,952
Praxair Inc.	103,342	16,610
LyondellBasell Industries NV Class A	130,695	13,398
FMC Corp.	132,448	11,547
Celanese Corp. Class A	99,812	11,379
Lennox International Inc.	44,944	9,816
Vulcan Materials Co.	85,290	9,484
Ball Corp.	210,640	9,266
Albemarle Corp.	90,152	8,995
Newmont Mining Corp.	297,030	8,970

	Martin Marietta Materials Inc.	46,652	8,488
	Fastenal Co.	124,485	7,223
	Southern Copper Corp.	165,670	7,147
*	Armstrong World Industries Inc.	93,325	6,495
	Sealed Air Corp.	142,785	5,733
	Owens Corning	104,734	5,684
	Air Products & Chemicals Inc.	32,969	5,507
*	Crown Holdings Inc.	108,909	5,228
	Freeport-McMoRan Inc.	328,590	4,574
	Westlake Chemical Corp.	54,946	4,567
	WR Grace & Co.	60,135	4,297
	Nucor Corp.	66,785	4,237
	Valmont Industries Inc.	28,689	3,973
	Scotts Miracle-Gro Co.	49,983	3,935
	Reliance Steel & Aluminum Co.	45,808	3,907
	Packaging Corp. of America	30,568	3,353
*	Axalta Coating Systems Ltd.	104,133	3,037
	PPG Industries Inc.	26,400	2,881
	Mosaic Co.	81,422	2,645
	Chemours Co.	63,523	2,505
	CF Industries Holdings Inc.	41,725	2,272
*	Platform Specialty Products Corp.	160,808	2,005
*	Owens-Illinois Inc.	97,639	1,835
	Eagle Materials Inc.	21,140	1,802
	International Paper Co.	35,971	1,768
*	AdvanSix Inc.	51,636	1,753
	Eastman Chemical Co.	14,072	1,347
	WestRock Co.	22,602	1,208
	Versum Materials Inc.	32,886	1,184
*	Alcoa Corp.	26,115	1,055
*	USG Corp.	21,801	944
	United States Steel Corp.	30,735	937
	Hexcel Corp.	12,790	858
*	Univar Inc.	23,224	712
	Royal Gold Inc.	5,985	461
*	Berry Global Group Inc.	9,400	455
	Domtar Corp.	8,000	417
			302,517

Other (0.0%)
*	Elanco Animal Health Inc.	1,017	35
*,§ Herbalife Ltd. CVR		1,809	18
			53
Producer Durables (10.6%)
	Boeing Co.	222,505	82,750
	Union Pacific Corp.	288,384	46,958
	United Technologies Corp.	282,093	39,439
	3M Co.	154,044	32,459
	Accenture plc Class A	166,878	28,403
	Honeywell International Inc.	168,320	28,008
	CSX Corp.	373,566	27,663
	FedEx Corp.	114,673	27,612
	General Dynamics Corp.	116,543	23,859
	Northrop Grumman Corp.	73,347	23,278
	Norfolk Southern Corp.	126,662	22,863
	Caterpillar Inc.	137,190	20,920

Delta Air Lines Inc.	352,382	20,378
Illinois Tool Works Inc.	140,947	19,890
Southwest Airlines Co.	318,344	19,881
United Parcel Service Inc. Class B	153,126	17,877
Raytheon Co.	82,722	17,095
* United Continental Holdings Inc.	190,400	16,957
Lockheed Martin Corp.	48,522	16,787
* Verisk Analytics Inc. Class A	133,360	16,077
Roper Technologies Inc.	53,297	15,787
* Mettler-Toledo International Inc.	25,380	15,456
* Copart Inc.	296,557	15,282
* TransDigm Group Inc.	40,711	15,157
Cintas Corp.	75,074	14,850
Waste Management Inc.	145,809	13,175
Old Dominion Freight Line Inc.	81,477	13,139
* Waters Corp.	66,213	12,890
Deere & Co.	85,123	12,797
Parker-Hannifin Corp.	69,477	12,779
Automatic Data Processing Inc.	84,161	12,680
Emerson Electric Co.	164,064	12,564
Textron Inc.	175,783	12,563
Huntington Ingalls Industries Inc.	48,314	12,372
AMETEK Inc.	151,505	11,987
IDEX Corp.	76,088	11,463
L3 Technologies Inc.	53,889	11,458
Rockwell Collins Inc.	79,028	11,101
Eaton Corp. plc	126,883	11,005
FLIR Systems Inc.	178,344	10,963
Fortive Corp.	124,948	10,542
Jacobs Engineering Group Inc.	135,129	10,337
Expeditors International of Washington Inc.	136,633	10,047
PACCAR Inc.	142,675	9,729
BWX Technologies Inc.	149,634	9,358
Wabtec Corp.	87,750	9,203
JB Hunt Transport Services Inc.	76,689	9,121
Landstar System Inc.	73,936	9,020
WW Grainger Inc.	24,754	8,847
* Keysight Technologies Inc.	125,864	8,342
* HD Supply Holdings Inc.	194,931	8,341
Toro Co.	137,598	8,252
Xylem Inc.	92,543	7,391
Cummins Inc.	50,369	7,357
Carlisle Cos. Inc.	58,977	7,183
General Electric Co.	619,364	6,993
Robert Half International Inc.	96,224	6,772
* CoStar Group Inc.	15,918	6,699
* Welbilt Inc.	313,266	6,541
Donaldson Co. Inc.	109,883	6,402
AGCO Corp.	104,952	6,380
* Zebra Technologies Corp.	34,602	6,119
Oshkosh Corp.	85,367	6,082
Genpact Ltd.	181,838	5,566
Flowserve Corp.	87,374	4,779
ManpowerGroup Inc.	54,186	4,658
Terex Corp.	115,435	4,607
CH Robinson Worldwide Inc.	44,717	4,379
Graco Inc.	91,321	4,232

Stanley Black & Decker Inc.	26,735	3,915
ITT Inc.	63,487	3,889
Xerox Corp.	144,122	3,888
Allison Transmission Holdings Inc.	72,372	3,764
* Conduent Inc.	163,584	3,684
* Stericycle Inc.	62,770	3,683
MSC Industrial Direct Co. Inc. Class A	41,610	3,666
* Kirby Corp.	35,377	2,910
HEICO Corp.	29,146	2,699
nVent Electric plc	92,824	2,521
* Middleby Corp.	18,447	2,386
* Sensata Technologies Holding plc	44,934	2,227
Republic Services Inc. Class A	26,356	1,915
* Quanta Services Inc.	52,070	1,738
* Genesee & Wyoming Inc. Class A	18,783	1,709
* Clean Harbors Inc.	22,102	1,582
* Teledyne Technologies Inc.	6,024	1,486
* Trimble Inc.	28,436	1,236
Spirit AeroSystems Holdings Inc. Class A	12,832	1,176
Johnson Controls International plc	33,000	1,155
* AECOM	33,253	1,086
American Airlines Group Inc.	25,075	1,036
* XPO Logistics Inc.	8,466	967
* Spirit Airlines Inc.	18,347	862
Allegion plc	8,469	767
* United Rentals Inc.	4,087	669
Fluor Corp.	11,451	665
* WESCO International Inc.	9,477	582
Air Lease Corp. Class A	10,197	468
* Colfax Corp.	10,954	395
Ryder System Inc.	5,166	377
		1,081,004
Technology (21.9%)
Apple Inc.	1,831,530	413,450
Microsoft Corp.	2,700,288	308,832
* Facebook Inc. Class A	818,766	134,654
* Alphabet Inc. Class C	109,629	130,839
* Alphabet Inc. Class A	108,031	130,402
Intel Corp.	1,677,384	79,324
Cisco Systems Inc.	1,627,702	79,188
NVIDIA Corp.	237,972	66,875
* Adobe Systems Inc.	213,044	57,511
Oracle Corp.	1,049,496	54,112
* salesforce.com Inc.	295,774	47,037
International Business Machines Corp.	302,925	45,805
Texas Instruments Inc.	387,286	41,552
Broadcom Inc.	145,562	35,915
QUALCOMM Inc.	495,769	35,710
Intuit Inc.	129,940	29,548
Activision Blizzard Inc.	301,763	25,104
* Autodesk Inc.	136,287	21,276
Applied Materials Inc.	529,275	20,457
Cognizant Technology Solutions Corp. Class A	254,388	19,626
* Micron Technology Inc.	383,112	17,328
Corning Inc.	463,384	16,357
Amphenol Corp. Class A	168,103	15,805
Lam Research Corp.	98,629	14,962

DXC Technology Co.	155,900	14,580
* Cadence Design Systems Inc.	318,438	14,432
* Synopsys Inc.	141,528	13,956
Hewlett Packard Enterprise Co.	816,755	13,321
* Citrix Systems Inc.	109,571	12,180
NetApp Inc.	139,503	11,982
Analog Devices Inc.	128,912	11,919
HP Inc.	434,070	11,186
* ServiceNow Inc.	49,340	9,652
KLA-Tencor Corp.	93,026	9,462
Teradyne Inc.	253,904	9,389
* Teradata Corp.	237,228	8,946
Juniper Networks Inc.	296,625	8,890
Dolby Laboratories Inc. Class A	125,821	8,804
* IAC/InterActiveCorp	39,161	8,487
* Arrow Electronics Inc.	113,603	8,375
CDK Global Inc.	125,655	7,861
* Gartner Inc.	49,537	7,852
* Advanced Micro Devices Inc.	245,813	7,593
* Workday Inc. Class A	50,718	7,404
Symantec Corp.	345,406	7,350
Xilinx Inc.	86,850	6,963
* Palo Alto Networks Inc.	29,599	6,667
* Dell Technologies Inc. Class V	66,645	6,473
* VeriSign Inc.	38,931	6,234
* Electronic Arts Inc.	51,001	6,145
NXP Semiconductors NV	71,399	6,105
* Fortinet Inc.	66,030	6,093
* Twitter Inc.	207,095	5,894
Western Digital Corp.	98,249	5,752
SS&C Technologies Holdings Inc.	97,947	5,566
CA Inc.	119,286	5,267
Motorola Solutions Inc.	39,882	5,190
Avnet Inc.	105,416	4,719
* Black Knight Inc.	89,937	4,672
* ANSYS Inc.	23,662	4,417
* Tableau Software Inc. Class A	37,582	4,199
* GoDaddy Inc. Class A	49,469	4,125
* Atlassian Corp. plc Class A	39,485	3,796
* VMware Inc. Class A	23,845	3,721
* PTC Inc.	33,583	3,566
* Guidewire Software Inc.	35,160	3,552
* Akamai Technologies Inc.	48,320	3,535
Microchip Technology Inc.	43,580	3,439
Skyworks Solutions Inc.	34,609	3,139
* NCR Corp.	106,965	3,039
* F5 Networks Inc.	14,528	2,897
* Zynga Inc. Class A	676,524	2,713
* Take-Two Interactive Software Inc.	17,888	2,468
Sabre Corp.	92,000	2,399
* ARRIS International plc	91,285	2,373
* Splunk Inc.	19,582	2,368
* Ultimate Software Group Inc.	6,968	2,245
Harris Corp.	13,240	2,240
* Red Hat Inc.	15,521	2,115
* Arista Networks Inc.	7,625	2,027
* CommScope Holding Co. Inc.	64,883	1,996

* Match Group Inc.	33,870	1,961
* Nutanix Inc.	44,737	1,911
* IHS Markit Ltd.	33,758	1,822
* Tyler Technologies Inc.	7,330	1,796
Leidos Holdings Inc.	20,771	1,437
Amdocs Ltd.	21,761	1,436
* Qorvo Inc.	18,500	1,422
* Manhattan Associates Inc.	24,934	1,361
Universal Display Corp.	11,546	1,361
* Twilio Inc. Class A	12,700	1,096
Perspecta Inc.	41,900	1,078
* FireEye Inc.	59,600	1,013
* Okta Inc.	14,300	1,006
* ON Semiconductor Corp.	54,009	995
* Zendesk Inc.	13,400	951
* DocuSign Inc. Class A	15,000	789
Cognex Corp.	13,560	757
* IPG Photonics Corp.	4,591	717
* Nuance Communications Inc.	39,171	678
* Groupon Inc. Class A	151,535	571
* Coherent Inc.	1,999	344
		2,227,901
Utilities (4.4%)
Verizon Communications Inc.	1,467,799	78,366
AT&T Inc.	2,025,658	68,022
NextEra Energy Inc.	183,840	30,812
Duke Energy Corp.	308,844	24,714
Exelon Corp.	386,239	16,863
Sempra Energy	120,990	13,763
* T-Mobile US Inc.	196,056	13,759
WEC Energy Group Inc.	192,896	12,878
Edison International	177,051	11,983
Consolidated Edison Inc.	154,277	11,754
Eversource Energy	172,448	10,595
American Water Works Co. Inc.	116,532	10,251
CMS Energy Corp.	198,817	9,742
Dominion Energy Inc.	135,240	9,505
UGI Corp.	154,238	8,557
FirstEnergy Corp.	219,392	8,155
Atmos Energy Corp.	83,514	7,843
* PG&E Corp.	167,872	7,724
Public Service Enterprise Group Inc.	143,340	7,567
DTE Energy Co.	64,342	7,022
NiSource Inc.	276,272	6,885
Aqua America Inc.	183,416	6,768
CenterPoint Energy Inc.	242,968	6,718
* Sprint Corp.	962,091	6,292
* Zayo Group Holdings Inc.	174,541	6,060
American Electric Power Co. Inc.	80,113	5,678
AES Corp.	388,888	5,444
Southern Co.	124,573	5,431
Telephone & Data Systems Inc.	167,926	5,110
SCANA Corp.	99,089	3,853
NRG Energy Inc.	98,641	3,689
Alliant Energy Corp.	74,838	3,186
Entergy Corp.	38,147	3,095
* United States Cellular Corp.	67,355	3,016

Evergy Inc.			49,400	2,713
* Vistra Energy Corp.			81,938	2,039
Vectren Corp.			24,471	1,749
				447,601
Total Common Stocks (Cost $4,044,892)				10,163,733
	Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund	2.209%		46	5

			Face
		Maturity	Amount
		Date	($000)

U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	2.022%-2.034%	11/15/18	1,600	1,596
United States Treasury Bill	2.059%	11/29/18	1,000	996
United States Treasury Bill	2.082%	12/20/18	3,000	2,986
				5,578
Total Temporary Cash Investments (Cost $5,583)				5,583
Total Investments (100.2%) (Cost $4,050,475)				10,169,316
Other Assets and Liabilities-Net (-0.2%)				(17,166)
Net Assets (100%)				10,152,150

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt. CVR—Contingent Value Rights. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Tax-Managed Capital Appreciation Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at September 30, 2018.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Common Stocks	10,153,173	10,542	18

Temporary Cash Investments	5	5,578	—

Total	10,153,178	16,120	18

Vanguard Tax-Managed Balanced Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (47.9%)1
Consumer Discretionary (7.0%)
*	Amazon.com Inc.	30,564	61,220
	Home Depot Inc.	88,099	18,250
	Walt Disney Co.	112,666	13,175
	Comcast Corp. Class A	341,689	12,099
*	Netflix Inc.	30,967	11,586
	McDonald's Corp.	59,574	9,966
	Walmart Inc.	106,049	9,959
	NIKE Inc. Class B	94,128	7,975
	Costco Wholesale Corp.	31,893	7,491
*	Booking Holdings Inc.	3,696	7,333
	Lowe's Cos. Inc.	59,297	6,808
	Starbucks Corp.	97,023	5,515
	TJX Cos. Inc.	43,986	4,927
*	Charter Communications Inc. Class A	14,541	4,739
	Marriott International Inc. Class A	27,645	3,650
	Twenty-First Century Fox Inc. Class A	76,951	3,565
*	Tesla Inc.	12,335	3,266
*	eBay Inc.	97,361	3,215
	Ross Stores Inc.	32,367	3,208
	General Motors Co.	94,300	3,175
*	O'Reilly Automotive Inc.	8,852	3,074
	Target Corp.	33,767	2,979
*	Dollar Tree Inc.	36,234	2,955
	Estee Lauder Cos. Inc. Class A	17,690	2,571
	VF Corp.	26,400	2,467
*	AutoZone Inc.	3,166	2,456
	Domino's Pizza Inc.	8,213	2,421
	Dollar General Corp.	21,792	2,382
	CBS Corp. Class B	41,216	2,368
*	Lululemon Athletica Inc.	13,633	2,215
	Yum! Brands Inc.	23,005	2,091
*	LKQ Corp.	64,985	2,058
*	Live Nation Entertainment Inc.	36,660	1,997
	Royal Caribbean Cruises Ltd.	15,032	1,953
*	Mohawk Industries Inc.	10,016	1,756
	Sirius XM Holdings Inc.	274,776	1,737
*	NVR Inc.	702	1,734
*	Ulta Beauty Inc.	6,136	1,731
*	Madison Square Garden Co. Class A	5,455	1,720
*	ServiceMaster Global Holdings Inc.	27,158	1,685
*	Visteon Corp.	16,649	1,547
	Carnival Corp.	24,050	1,534
	Hilton Worldwide Holdings Inc.	18,834	1,521
	DR Horton Inc.	34,933	1,473
	MGM Resorts International	52,646	1,469
	Expedia Group Inc.	11,176	1,458
	Lear Corp.	9,633	1,397
	Ford Motor Co.	149,000	1,378
	Twenty-First Century Fox Inc.	28,200	1,292

Aptiv plc	15,393	1,291
Las Vegas Sands Corp.	21,100	1,252
* WABCO Holdings Inc.	10,448	1,232
Tapestry Inc.	24,420	1,228
Best Buy Co. Inc.	15,300	1,214
PVH Corp.	8,403	1,213
Yum China Holdings Inc.	34,065	1,196
Service Corp. International	26,808	1,185
* Norwegian Cruise Line Holdings Ltd.	20,099	1,154
Tractor Supply Co.	12,514	1,137
* CarMax Inc.	14,734	1,100
* Liberty Media Corp-Liberty SiriusXM Class C	25,005	1,086
Advance Auto Parts Inc.	6,304	1,061
Lennar Corp. Class A	22,169	1,035
Gentex Corp.	46,360	995
Dunkin' Brands Group Inc.	13,333	983
Thor Industries Inc.	11,733	982
Fortune Brands Home & Security Inc.	18,483	968
* Liberty Media Corp-Liberty SiriusXM Class A	22,216	965
News Corp. Class A	71,840	948
Wendy's Co.	51,618	885
Kohl's Corp.	11,385	849
* Discovery Communications Inc.	26,958	797
Tiffany & Co.	6,000	774
* Liberty Broadband Corp.	8,992	758
Omnicom Group Inc.	11,079	754
* Bright Horizons Family Solutions Inc.	6,390	753
Vail Resorts Inc.	2,700	741
* Liberty Expedia Holdings Inc. Class A	15,603	734
Newell Brands Inc.	35,513	721
* Hilton Grand Vacations Inc.	21,558	714
* Under Armour Inc. Class A	31,760	674
Wynn Resorts Ltd.	5,191	660
AMERCO	1,804	643
Wyndham Hotels & Resorts Inc.	11,225	624
* TripAdvisor Inc.	12,195	623
* Liberty Broadband Corp. Class A	7,384	623
* Liberty Media Corp-Liberty Formula One Class C	16,491	613
Genuine Parts Co.	6,103	607
* Chipotle Mexican Grill Inc. Class A	1,319	600
Lions Gate Entertainment Corp. Class B	25,277	589
* GCI Liberty Inc. Class A	11,360	579
* Michael Kors Holdings Ltd.	8,446	579
Darden Restaurants Inc.	5,180	576
* Burlington Stores Inc.	3,517	573
Harley-Davidson Inc.	12,290	557
John Wiley & Sons Inc. Class A	9,018	546
Polaris Industries Inc.	5,200	525
* Qurate Retail Group Inc. QVC Group Class A	23,423	520
* DISH Network Corp. Class A	14,505	519
Hanesbrands Inc.	27,600	509
Gap Inc.	16,771	484
* Under Armour Inc.	24,748	482
Hasbro Inc.	4,500	473
* Mattel Inc.	29,845	469
* AutoNation Inc.	11,211	466
Ralph Lauren Corp. Class A	3,073	423

* Urban Outfitters Inc.	10,257	420
Viacom Inc. Class B	12,324	416
Macy's Inc.	11,500	399
* Wayfair Inc.	2,703	399
BorgWarner Inc.	8,952	383
Hyatt Hotels Corp. Class A	4,521	360
Aramark	7,898	340
Nordstrom Inc.	5,400	323
* Grand Canyon Education Inc.	2,711	306
* AMC Networks Inc. Class A	4,574	303
Dillard's Inc. Class A	3,953	302
Whirlpool Corp.	2,408	286
* Liberty Media Corp-Liberty Formula One Class A	7,814	278
* Murphy USA Inc.	3,205	274
* Sally Beauty Holdings Inc.	14,853	273
Interpublic Group of Cos. Inc.	11,683	267
Williams-Sonoma Inc.	4,000	263
* Skechers U.S.A. Inc. Class A	9,179	256
* 2U Inc.	3,296	248
* Tempur Sealy International Inc.	4,665	247
Lions Gate Entertainment Corp. Class A	10,046	245
Brinker International Inc.	5,137	240
Adient plc	5,647	222
* Floor & Decor Holdings Inc. Class A	6,974	210
* Fitbit Inc. Class A	37,908	203
* Michaels Cos. Inc.	12,033	195
KAR Auction Services Inc.	2,800	167
PulteGroup Inc.	6,000	149
Garmin Ltd.	2,000	140
Goodyear Tire & Rubber Co.	5,972	140
* Vista Outdoor Inc.	7,611	136
Nielsen Holdings plc	4,828	134
* Discovery Communications Inc. Class A	3,841	123
* Avis Budget Group Inc.	3,466	111
* Pandora Media Inc.	11,184	106
Penske Automotive Group Inc.	2,200	104
Leggett & Platt Inc.	2,300	101
Coty Inc. Class A	6,862	86
Toll Brothers Inc.	2,401	79
* Hertz Global Holdings Inc.	3,462	57
Foot Locker Inc.	1,100	56
* Caesars Entertainment Corp.	5,100	52
Lennar Corp. Class B	1,151	44
H&R Block Inc.	1,700	44
Carter's Inc.	400	39
Pool Corp.	200	33
Brunswick Corp.	400	27
* Dropbox Inc. Class A	462	12
Entercom Communications Corp. Class A	171	1
		313,381
Consumer Staples (2.7%)
Procter & Gamble Co.	198,656	16,534
Coca-Cola Co.	287,064	13,259
PepsiCo Inc.	101,064	11,299
Philip Morris International Inc.	121,249	9,887
Altria Group Inc.	141,780	8,551
CVS Health Corp.	75,992	5,982

Mondelez International Inc. Class A	109,437	4,701
Colgate-Palmolive Co.	64,670	4,330
Walgreens Boots Alliance Inc.	59,078	4,307
* Monster Beverage Corp.	73,396	4,278
Constellation Brands Inc. Class A	12,436	2,681
Kimberly-Clark Corp.	23,221	2,639
Sysco Corp.	30,597	2,241
* Herbalife Nutrition Ltd.	40,994	2,236
Kraft Heinz Co.	39,559	2,180
Archer-Daniels-Midland Co.	35,973	1,808
Kroger Co.	58,600	1,706
McCormick & Co. Inc.	12,780	1,684
Tyson Foods Inc. Class A	27,013	1,608
* US Foods Holding Corp.	49,882	1,537
Church & Dwight Co. Inc.	25,710	1,526
Clorox Co.	10,000	1,504
Brown-Forman Corp. Class B	28,063	1,419
Hershey Co.	13,200	1,346
* Post Holdings Inc.	12,502	1,226
Hormel Foods Corp.	30,684	1,209
JM Smucker Co.	9,651	990
Ingredion Inc.	9,319	978
Kellogg Co.	12,675	887
Molson Coors Brewing Co. Class B	14,200	873
* Sprouts Farmers Market Inc.	23,225	637
General Mills Inc.	14,814	636
Conagra Brands Inc.	18,122	616
Bunge Ltd.	7,914	544
Energizer Holdings Inc.	6,965	408
* Keurig Dr Pepper Inc.	16,512	383
Lamb Weston Holdings Inc.	5,600	373
* Pilgrim's Pride Corp.	20,390	369
* TreeHouse Foods Inc.	5,369	257
Spectrum Brands Holdings Inc.	3,200	239
* Hain Celestial Group Inc.	6,100	165
Pinnacle Foods Inc.	2,500	162
Campbell Soup Co.	2,500	92
Flowers Foods Inc.	4,800	90
* Edgewell Personal Care Co.	1,441	67
Casey's General Stores Inc.	200	26
		120,470
Energy (2.8%)
Exxon Mobil Corp.	316,215	26,885
Chevron Corp.	142,232	17,392
ConocoPhillips	84,912	6,572
Schlumberger Ltd.	100,467	6,120
EOG Resources Inc.	44,956	5,735
Phillips 66	32,275	3,638
Occidental Petroleum Corp.	44,066	3,621
* Concho Resources Inc.	23,594	3,604
Valero Energy Corp.	31,400	3,572
Pioneer Natural Resources Co.	17,381	3,028
Marathon Petroleum Corp.	34,482	2,758
Williams Cos. Inc.	93,960	2,555
Halliburton Co.	59,825	2,425
Anadarko Petroleum Corp.	35,092	2,366
Kinder Morgan Inc.	126,000	2,234

* Continental Resources Inc.	31,835	2,174
* Transocean Ltd.	140,144	1,955
* Cheniere Energy Inc.	24,543	1,705
Andeavor	10,812	1,660
ONEOK Inc.	24,284	1,646
* Energen Corp.	17,013	1,466
Diamondback Energy Inc.	10,060	1,360
Marathon Oil Corp.	57,682	1,343
Hess Corp.	16,730	1,198
Devon Energy Corp.	29,554	1,180
* Newfield Exploration Co.	36,054	1,039
National Oilwell Varco Inc.	21,529	927
Cimarex Energy Co.	9,876	918
Noble Energy Inc.	28,498	889
Apache Corp.	18,638	888
HollyFrontier Corp.	12,392	866
EQT Corp.	17,576	777
Cabot Oil & Gas Corp.	31,004	698
* Parsley Energy Inc. Class A	22,957	671
* WPX Energy Inc.	33,156	667
Baker Hughes a GE Co.	19,550	661
* Chesapeake Energy Corp.	132,158	593
* Antero Resources Corp.	32,958	584
* Centennial Resource Development Inc. Class A	25,688	561
Helmerich & Payne Inc.	7,915	544
Patterson-UTI Energy Inc.	28,702	491
Targa Resources Corp.	7,700	434
CNX Resources Corp.	29,651	424
RPC Inc.	26,456	410
* Extraction Oil & Gas Inc.	33,774	381
Valvoline Inc.	17,015	366
* QEP Resources Inc.	32,295	366
PBF Energy Inc. Class A	7,200	359
* Kosmos Energy Ltd.	35,887	336
* Whiting Petroleum Corp.	5,656	300
Murphy Oil Corp.	7,300	243
* CONSOL Energy Inc.	5,029	205
* Oceaneering International Inc.	6,475	179
* Laredo Petroleum Inc.	18,354	150
* Weatherford International plc	52,044	141
* Apergy Corp.	2,431	106
* Diamond Offshore Drilling Inc.	5,249	105
* First Solar Inc.	2,122	103
Range Resources Corp.	6,046	103
Nabors Industries Ltd.	16,420	101
* Rowan Cos. plc Class A	4,859	92
SM Energy Co.	2,600	82
		124,952
Financial Services (9.6%)
* Berkshire Hathaway Inc. Class B	164,319	35,182
JPMorgan Chase & Co.	257,516	29,058
Bank of America Corp.	719,836	21,206
Visa Inc. Class A	135,619	20,355
Wells Fargo & Co.	329,591	17,323
Mastercard Inc. Class A	69,000	15,360
Citigroup Inc.	193,936	13,913
* PayPal Holdings Inc.	97,853	8,595

Goldman Sachs Group Inc.	30,493	6,838
American Express Co.	58,035	6,180
US Bancorp	109,572	5,786
American Tower Corp.	33,519	4,870
Charles Schwab Corp.	89,405	4,394
PNC Financial Services Group Inc.	32,140	4,377
Chubb Ltd.	32,302	4,317
American International Group Inc.	80,341	4,277
Morgan Stanley	90,019	4,192
Simon Property Group Inc.	23,328	4,123
BlackRock Inc.	8,631	4,068
CME Group Inc.	23,695	4,033
* Square Inc.	40,533	4,013
* Fiserv Inc.	46,422	3,824
Bank of New York Mellon Corp.	71,801	3,661
Crown Castle International Corp.	31,183	3,472
Aon plc	22,428	3,449
S&P Global Inc.	16,831	3,289
* SVB Financial Group	10,384	3,228
Progressive Corp.	44,997	3,197
* E*TRADE Financial Corp.	59,940	3,140
Capital One Financial Corp.	32,792	3,113
* SBA Communications Corp. Class A	19,275	3,096
* Equity Commonwealth	94,595	3,036
Intercontinental Exchange Inc.	37,987	2,845
Prudential Financial Inc.	27,932	2,830
MetLife Inc.	59,540	2,782
Marsh & McLennan Cos. Inc.	33,497	2,771
Allstate Corp.	27,285	2,693
SunTrust Banks Inc.	37,898	2,531
BB&T Corp.	51,719	2,510
Prologis Inc.	36,310	2,461
* Markel Corp.	2,020	2,401
Moody's Corp.	14,200	2,374
Fidelity National Information Services Inc.	21,481	2,343
MSCI Inc. Class A	13,073	2,319
Aflac Inc.	48,874	2,300
Travelers Cos. Inc.	17,546	2,276
Equinix Inc.	5,196	2,249
Equity Residential	33,625	2,228
Synchrony Financial	69,572	2,162
Global Payments Inc.	16,878	2,150
Public Storage	10,472	2,111
* CBRE Group Inc. Class A	46,565	2,054
State Street Corp.	23,798	1,994
* Worldpay Inc. Class A	19,664	1,991
* Credit Acceptance Corp.	4,431	1,941
* Arch Capital Group Ltd.	64,698	1,929
Total System Services Inc.	19,350	1,911
Alleghany Corp.	2,888	1,884
Comerica Inc.	20,726	1,869
Discover Financial Services	24,229	1,852
AvalonBay Communities Inc.	10,200	1,848
* Howard Hughes Corp.	14,745	1,832
* First Data Corp. Class A	74,086	1,813
Zions Bancorp NA	34,541	1,732
Digital Realty Trust Inc.	15,110	1,700

Hartford Financial Services Group Inc.	33,742	1,686
KeyCorp	84,218	1,675
First Republic Bank	17,226	1,654
Loews Corp.	32,874	1,651
Regions Financial Corp.	87,002	1,596
Equifax Inc.	12,213	1,595
TransUnion	21,483	1,581
Boston Properties Inc.	12,781	1,573
Weyerhaeuser Co.	48,386	1,561
Essex Property Trust Inc.	5,973	1,474
Torchmark Corp.	16,679	1,446
M&T Bank Corp.	8,599	1,415
* Western Alliance Bancorp	24,375	1,387
Welltower Inc.	21,403	1,377
Huntington Bancshares Inc.	89,700	1,338
WR Berkley Corp.	15,951	1,275
Equity LifeStyle Properties Inc.	13,123	1,266
Nasdaq Inc.	14,723	1,263
FactSet Research Systems Inc.	5,644	1,263
T. Rowe Price Group Inc.	11,474	1,253
TD Ameritrade Holding Corp.	23,647	1,249
East West Bancorp Inc.	20,444	1,234
Realty Income Corp.	21,500	1,223
Brown & Brown Inc.	41,088	1,215
* FleetCor Technologies Inc.	5,328	1,214
Reinsurance Group of America Inc. Class A	8,395	1,214
Northern Trust Corp.	11,572	1,182
Signature Bank	10,103	1,160
SEI Investments Co.	18,913	1,156
Extra Space Storage Inc.	13,300	1,152
Commerce Bancshares Inc.	17,378	1,147
Vornado Realty Trust	15,600	1,139
Fifth Third Bancorp	40,475	1,130
Lincoln National Corp.	16,530	1,118
Assured Guaranty Ltd.	26,202	1,107
Cboe Global Markets Inc.	11,525	1,106
* Zillow Group Inc.	24,978	1,105
Assurant Inc.	10,042	1,084
Ventas Inc.	19,800	1,077
Ameriprise Financial Inc.	7,193	1,062
Lamar Advertising Co. Class A	13,558	1,055
Raymond James Financial Inc.	11,434	1,052
American Homes 4 Rent Class A	47,925	1,049
Synovus Financial Corp.	22,625	1,036
JBG SMITH Properties	27,687	1,020
Popular Inc.	19,791	1,014
RenaissanceRe Holdings Ltd.	7,551	1,009
Everest Re Group Ltd.	4,400	1,005
Camden Property Trust	10,700	1,001
Host Hotels & Resorts Inc.	46,699	985
Citizens Financial Group Inc.	25,443	981
SL Green Realty Corp.	10,059	981
Forest City Realty Trust Inc. Class A	38,889	976
Morningstar Inc.	7,630	961
Unum Group	24,293	949
Mid-America Apartment Communities Inc.	9,294	931
Federal Realty Investment Trust	7,319	926

HCP Inc.	35,100	924
Associated Banc-Corp	35,476	922
Douglas Emmett Inc.	24,033	907
Alliance Data Systems Corp.	3,804	898
TCF Financial Corp.	37,574	895
Kilroy Realty Corp.	12,189	874
Hanover Insurance Group Inc.	6,939	856
Apartment Investment & Management Co.	18,776	829
White Mountains Insurance Group Ltd.	882	825
Principal Financial Group Inc.	13,390	785
Willis Towers Watson plc	5,500	775
* Athene Holding Ltd. Class A	14,991	774
Dun & Bradstreet Corp.	5,400	770
Regency Centers Corp.	11,800	763
Broadridge Financial Solutions Inc.	5,531	730
Jones Lang LaSalle Inc.	5,012	723
Ally Financial Inc.	24,954	660
Empire State Realty Trust Inc.	37,439	622
* WEX Inc.	3,040	610
Franklin Resources Inc.	19,575	595
Arthur J Gallagher & Co.	7,170	534
Alexandria Real Estate Equities Inc.	4,130	520
Affiliated Managers Group Inc.	3,684	504
Invitation Homes Inc.	21,896	502
Wyndham Destinations Inc.	11,225	487
TFS Financial Corp.	32,290	485
Santander Consumer USA Holdings Inc.	23,585	473
PacWest Bancorp	9,700	462
* Bank OZK	12,100	459
* CoreLogic Inc.	9,161	453
First Hawaiian Inc.	16,576	450
Legg Mason Inc.	14,354	448
Cincinnati Financial Corp.	5,601	430
Jack Henry & Associates Inc.	2,532	405
Invesco Ltd.	17,511	401
People's United Financial Inc.	23,399	401
CNA Financial Corp.	8,693	397
BOK Financial Corp.	4,040	393
UDR Inc.	9,595	388
Park Hotels & Resorts Inc.	11,514	378
Fidelity National Financial Inc.	9,532	375
First Horizon National Corp.	21,630	373
Iron Mountain Inc.	10,300	356
Duke Realty Corp.	12,213	346
* Texas Capital Bancshares Inc.	4,028	333
* OneMain Holdings Inc.	9,270	312
Western Union Co.	15,276	291
CIT Group Inc.	5,244	271
Lazard Ltd. Class A	5,025	242
Retail Properties of America Inc.	19,700	240
* SLM Corp.	21,360	238
ProAssurance Corp.	5,000	235
Voya Financial Inc.	4,700	233
* Euronet Worldwide Inc.	2,192	220
Thomson Reuters Corp.	4,562	208
Jefferies Financial Group Inc.	8,733	192
American Financial Group Inc.	1,720	191

* Donnelley Financial Solutions Inc.	9,058	162
* Brighthouse Financial Inc.	3,422	151
Macerich Co.	2,727	151
MarketAxess Holdings Inc.	800	143
Sun Communities Inc.	1,200	122
VEREIT Inc.	14,200	103
Interactive Brokers Group Inc.	1,820	101
* Zillow Group Inc. Class A	2,247	99
Liberty Property Trust	2,100	89
Gaming and Leisure Properties Inc.	2,400	85
WP Carey Inc.	1,300	84
National Retail Properties Inc.	1,600	72
Paramount Group Inc.	4,666	70
* Retail Value Inc.	2,148	70
CyrusOne Inc.	1,000	63
Kimco Realty Corp.	3,700	62
Axis Capital Holdings Ltd.	1,000	58
Cullen/Frost Bankers Inc.	500	52
CubeSmart	1,700	48
* Omega Healthcare Investors Inc.	1,100	36
LPL Financial Holdings Inc.	500	32
Eaton Vance Corp.	600	32
Old Republic International Corp.	1,400	31
AXA Equitable Holdings Inc.	1,456	31
Webster Financial Corp.	500	29
American Campus Communities Inc.	700	29
Healthcare Trust of America Inc. Class A	1,000	27
Highwoods Properties Inc.	500	24
* Fair Isaac Corp.	100	23
Navient Corp.	1,600	22
First American Financial Corp.	400	21
VICI Properties Inc.	400	9
* Elanco Animal Health Inc.	205	7
		432,486
Health Care (6.5%)
Johnson & Johnson	201,544	27,847
Pfizer Inc.	440,087	19,395
UnitedHealth Group Inc.	68,562	18,240
Merck & Co. Inc.	201,821	14,317
AbbVie Inc.	118,554	11,213
Amgen Inc.	50,856	10,542
Medtronic plc	102,810	10,113
Abbott Laboratories	125,088	9,176
Eli Lilly & Co.	70,600	7,576
Bristol-Myers Squibb Co.	119,260	7,404
Gilead Sciences Inc.	94,374	7,287
Thermo Fisher Scientific Inc.	29,167	7,119
* Biogen Inc.	17,430	6,158
* Intuitive Surgical Inc.	9,129	5,240
* Boston Scientific Corp.	131,620	5,067
Anthem Inc.	17,996	4,932
Becton Dickinson and Co.	18,669	4,873
Danaher Corp.	43,151	4,689
Aetna Inc.	22,455	4,555
Allergan plc	23,808	4,535
* Celgene Corp.	48,026	4,298
Stryker Corp.	23,749	4,220

Cigna Corp.	19,591	4,080
* Illumina Inc.	10,940	4,016
HCA Healthcare Inc.	27,987	3,894
* Express Scripts Holding Co.	39,128	3,718
* Vertex Pharmaceuticals Inc.	18,931	3,649
Zoetis Inc.	38,368	3,513
Humana Inc.	10,348	3,503
* Edwards Lifesciences Corp.	15,920	2,772
Baxter International Inc.	35,100	2,706
* Regeneron Pharmaceuticals Inc.	6,317	2,552
* Cerner Corp.	39,125	2,520
* Alexion Pharmaceuticals Inc.	17,657	2,454
* Laboratory Corp. of America Holdings	12,653	2,198
Agilent Technologies Inc.	29,707	2,096
Cooper Cos. Inc.	6,988	1,937
* Align Technology Inc.	4,829	1,889
Zimmer Biomet Holdings Inc.	13,970	1,837
* Mylan NV	49,481	1,811
* Centene Corp.	12,275	1,777
* IDEXX Laboratories Inc.	7,003	1,748
McKesson Corp.	13,136	1,742
* QIAGEN NV	45,032	1,706
PerkinElmer Inc.	16,358	1,591
* IQVIA Holdings Inc.	12,114	1,572
* DaVita Inc.	21,419	1,534
* ABIOMED Inc.	3,335	1,500
* BioMarin Pharmaceutical Inc.	14,634	1,419
* Varian Medical Systems Inc.	12,140	1,359
AmerisourceBergen Corp. Class A	14,706	1,356
Universal Health Services Inc. Class B	10,172	1,300
Bio-Techne Corp.	6,325	1,291
* Premier Inc. Class A	24,414	1,118
Hill-Rom Holdings Inc.	11,772	1,111
* Charles River Laboratories International Inc.	7,921	1,066
* Veeva Systems Inc. Class A	9,583	1,043
* Henry Schein Inc.	11,560	983
* Hologic Inc.	23,986	983
* Incyte Corp.	13,568	937
Quest Diagnostics Inc.	8,019	865
* Bio-Rad Laboratories Inc. Class A	2,729	854
* WellCare Health Plans Inc.	2,462	789
* Seattle Genetics Inc.	10,129	781
* Neurocrine Biosciences Inc.	6,346	780
Dentsply Sirona Inc.	19,508	736
ResMed Inc.	6,300	727
* athenahealth Inc.	5,271	704
* Ionis Pharmaceuticals Inc.	13,354	689
Perrigo Co. plc	9,600	680
* Alkermes plc	15,995	679
* United Therapeutics Corp.	4,843	619
* Alnylam Pharmaceuticals Inc.	7,037	616
Cardinal Health Inc.	9,545	515
Teleflex Inc.	1,838	489
* DexCom Inc.	3,272	468
* Penumbra Inc.	2,982	446
* Agios Pharmaceuticals Inc.	4,742	366
* PRA Health Sciences Inc.	3,208	353

* LifePoint Health Inc.	5,114	329
* Jazz Pharmaceuticals plc	1,700	286
* Nektar Therapeutics Class A	4,600	280
STERIS plc	2,400	275
* Insulet Corp.	2,319	246
* Masimo Corp.	1,878	234
* Integra LifeSciences Holdings Corp.	3,413	225
* Envision Healthcare Corp.	4,680	214
* Acadia Healthcare Co. Inc.	5,870	207
* Allscripts Healthcare Solutions Inc.	14,086	201
* Exelixis Inc.	11,281	200
* ICU Medical Inc.	700	198
* Endo International plc	11,541	194
West Pharmaceutical Services Inc.	1,541	190
* Sarepta Therapeutics Inc.	1,100	178
* Mallinckrodt plc	5,898	173
* Molina Healthcare Inc.	1,100	164
* MEDNAX Inc.	3,331	155
* Intrexon Corp.	8,508	147
* Bluebird Bio Inc.	1,000	146
* Exact Sciences Corp.	1,600	126
* Varex Imaging Corp.	4,097	117
Encompass Health Corp.	1,400	109
* Tenet Healthcare Corp.	3,620	103
* TESARO Inc.	2,530	99
Patterson Cos. Inc.	3,600	88
* Intercept Pharmaceuticals Inc.	694	88
* Sage Therapeutics Inc.	400	56
Bruker Corp.	1,500	50
* OPKO Health Inc.	12,214	42
* Catalent Inc.	600	27
		294,380
Materials & Processing (1.5%)
DowDuPont Inc.	165,573	10,648
Praxair Inc.	19,287	3,100
Sherwin-Williams Co.	6,460	2,941
Ecolab Inc.	17,900	2,806
Freeport-McMoRan Inc.	179,724	2,502
Air Products & Chemicals Inc.	14,300	2,389
LyondellBasell Industries NV Class A	20,738	2,126
Ingersoll-Rand plc	20,400	2,087
Celanese Corp. Class A	15,082	1,719
PPG Industries Inc.	15,400	1,681
Vulcan Materials Co.	13,986	1,555
Newmont Mining Corp.	50,141	1,514
* Crown Holdings Inc.	31,248	1,500
Ball Corp.	30,836	1,356
Lennox International Inc.	6,181	1,350
Southern Copper Corp.	28,916	1,247
Martin Marietta Materials Inc.	6,586	1,198
International Paper Co.	23,643	1,162
Nucor Corp.	17,343	1,100
* Owens-Illinois Inc.	56,901	1,069
Albemarle Corp.	10,400	1,038
Hexcel Corp.	15,266	1,024
* Berry Global Group Inc.	20,808	1,007
* Armstrong World Industries Inc.	14,139	984

	Eagle Materials Inc.	11,442	975
	CF Industries Holdings Inc.	16,059	874
*	USG Corp.	20,134	872
*	Axalta Coating Systems Ltd.	28,318	826
	Fastenal Co.	13,823	802
	Sealed Air Corp.	19,269	774
	FMC Corp.	8,798	767
	Owens Corning	13,342	724
	Valmont Industries Inc.	4,936	684
	WestRock Co.	12,660	677
	NewMarket Corp.	1,629	661
	Reliance Steel & Aluminum Co.	7,600	648
	Eastman Chemical Co.	6,719	643
*	Alcoa Corp.	15,841	640
	Westlake Chemical Corp.	7,433	618
	Mosaic Co.	16,530	537
	Silgan Holdings Inc.	18,967	527
	Ashland Global Holdings Inc.	6,198	520
*	Univar Inc.	15,716	482
	WR Grace & Co.	6,600	472
	Masco Corp.	11,689	428
	International Flavors & Fragrances Inc.	2,930	408
	Scotts Miracle-Gro Co.	5,042	397
	Packaging Corp. of America	3,352	368
	Steel Dynamics Inc.	7,773	351
*	AdvanSix Inc.	9,636	327
*	Platform Specialty Products Corp.	21,987	274
	Versum Materials Inc.	6,923	249
	United States Steel Corp.	8,000	244
	Royal Gold Inc.	2,800	216
	Chemours Co.	4,700	185
	RPM International Inc.	2,700	175
*	Tahoe Resources Inc.	48,886	136
	Acuity Brands Inc.	600	94
	AptarGroup Inc.	500	54
	Sonoco Products Co.	900	50
	Huntsman Corp.	1,800	49
	Watsco Inc.	200	36
	Bemis Co. Inc.	500	24
			66,891
Other (0.0%)
*,§ Herbalife Ltd. CVR		3,294	32

Producer Durables (5.2%)
	Boeing Co.	41,420	15,404
	Union Pacific Corp.	57,450	9,355
	Honeywell International Inc.	54,134	9,008
	3M Co.	42,387	8,931
	United Technologies Corp.	57,076	7,980
	Accenture plc Class A	46,131	7,851
	Caterpillar Inc.	40,856	6,230
	Lockheed Martin Corp.	17,792	6,155
	United Parcel Service Inc. Class B	48,081	5,613
	FedEx Corp.	20,969	5,049
	Automatic Data Processing Inc.	30,834	4,645
	CSX Corp.	58,718	4,348
	Raytheon Co.	19,335	3,996

Northrop Grumman Corp.	10,946	3,474
Norfolk Southern Corp.	19,100	3,448
General Dynamics Corp.	16,714	3,422
* United Continental Holdings Inc.	38,118	3,395
Delta Air Lines Inc.	58,199	3,366
Deere & Co.	21,780	3,274
Emerson Electric Co.	42,490	3,254
Southwest Airlines Co.	50,666	3,164
* Verisk Analytics Inc. Class A	25,809	3,111
* TransDigm Group Inc.	7,508	2,795
Illinois Tool Works Inc.	18,975	2,678
Roper Technologies Inc.	8,710	2,580
Waste Management Inc.	27,751	2,508
Eaton Corp. plc	28,345	2,458
Cintas Corp.	11,403	2,256
Rockwell Collins Inc.	16,018	2,250
Textron Inc.	29,375	2,099
Johnson Controls International plc	58,992	2,065
* Mettler-Toledo International Inc.	3,387	2,063
Xylem Inc.	24,814	1,982
* Copart Inc.	37,847	1,950
General Electric Co.	170,115	1,921
* Waters Corp.	9,533	1,856
Huntington Ingalls Industries Inc.	6,994	1,791
AMETEK Inc.	22,442	1,776
Spirit AeroSystems Holdings Inc. Class A	19,094	1,750
* United Rentals Inc.	10,658	1,744
Fortive Corp.	20,625	1,740
IDEX Corp.	10,862	1,636
* XPO Logistics Inc.	13,749	1,570
BWX Technologies Inc.	24,302	1,520
* Quanta Services Inc.	44,131	1,473
Nordson Corp.	10,592	1,471
CH Robinson Worldwide Inc.	15,011	1,470
Landstar System Inc.	11,985	1,462
Expeditors International of Washington Inc.	19,686	1,447
Jacobs Engineering Group Inc.	18,761	1,435
FLIR Systems Inc.	23,291	1,432
Cummins Inc.	9,721	1,420
Wabtec Corp.	13,415	1,407
Parker-Hannifin Corp.	7,402	1,361
* CoStar Group Inc.	3,210	1,351
* HD Supply Holdings Inc.	31,487	1,347
PACCAR Inc.	19,728	1,345
Paychex Inc.	17,984	1,324
JB Hunt Transport Services Inc.	11,052	1,314
* Welbilt Inc.	62,683	1,309
* Kirby Corp.	15,366	1,264
Rockwell Automation Inc.	6,703	1,257
Stanley Black & Decker Inc.	8,510	1,246
Allegion plc	13,283	1,203
Republic Services Inc. Class A	16,510	1,200
AO Smith Corp.	22,475	1,199
* AECOM	36,300	1,186
Oshkosh Corp.	16,505	1,176
Toro Co.	19,411	1,164
ITT Inc.	18,544	1,136

* Sensata Technologies Holding plc	21,906	1,085
American Airlines Group Inc.	26,130	1,080
Carlisle Cos. Inc.	8,633	1,051
* Keysight Technologies Inc.	15,798	1,047
* Zebra Technologies Corp.	5,920	1,047
Robert Half International Inc.	14,500	1,020
* Clean Harbors Inc.	14,036	1,005
* Trimble Inc.	22,307	969
WW Grainger Inc.	2,682	959
Air Lease Corp. Class A	20,291	931
Lincoln Electric Holdings Inc.	9,765	912
AGCO Corp.	14,395	875
* Conduent Inc.	37,900	853
L3 Technologies Inc.	3,789	806
* Stericycle Inc.	13,421	787
Flowserve Corp.	14,313	783
Donaldson Co. Inc.	13,286	774
* Middleby Corp.	5,688	736
National Instruments Corp.	14,511	701
Trinity Industries Inc.	19,100	700
* WESCO International Inc.	10,689	657
Arconic Inc.	28,166	620
Dover Corp.	6,063	537
* Colfax Corp.	14,622	527
ManpowerGroup Inc.	5,650	486
Kansas City Southern	4,200	476
MSC Industrial Direct Co. Inc. Class A	5,300	467
* Genesee & Wyoming Inc. Class A	5,058	460
* JetBlue Airways Corp.	23,644	458
Fluor Corp.	7,858	457
Pentair plc	10,087	437
* Teledyne Technologies Inc.	1,706	421
Old Dominion Freight Line Inc.	2,437	393
Genpact Ltd.	11,065	339
* Gardner Denver Holdings Inc.	11,544	327
Copa Holdings SA Class A	4,039	322
Snap-on Inc.	1,697	312
Alaska Air Group Inc.	4,200	289
Avery Dennison Corp.	2,600	282
nVent Electric plc	10,087	274
Xerox Corp.	9,663	261
* Spirit Airlines Inc.	4,935	232
Regal Beloit Corp.	2,800	231
Graco Inc.	3,112	144
* Gates Industrial Corp. plc	6,900	135
Hubbell Inc. Class B	1,000	134
* Herc Holdings Inc.	2,550	131
Terex Corp.	2,800	112
Ryder System Inc.	1,400	102
Booz Allen Hamilton Holding Corp. Class A	1,300	64
Littelfuse Inc.	100	20
		232,088
Technology (10.4%)
Apple Inc.	379,249	85,612
Microsoft Corp.	578,875	66,206
* Facebook Inc. Class A	181,461	29,843
* Alphabet Inc. Class A	23,236	28,048

* Alphabet Inc. Class C	22,587	26,957
Cisco Systems Inc.	364,381	17,727
Intel Corp.	353,100	16,698
NVIDIA Corp.	44,862	12,607
Oracle Corp.	215,590	11,116
* Adobe Systems Inc.	39,477	10,657
International Business Machines Corp.	66,203	10,011
* salesforce.com Inc.	55,663	8,852
QUALCOMM Inc.	107,598	7,750
Texas Instruments Inc.	71,940	7,718
Broadcom Inc.	29,899	7,377
Intuit Inc.	19,124	4,349
Activision Blizzard Inc.	51,760	4,306
* Micron Technology Inc.	83,810	3,791
NXP Semiconductors NV	42,194	3,608
* Autodesk Inc.	22,929	3,579
Applied Materials Inc.	87,615	3,386
Cognizant Technology Solutions Corp. Class A	39,715	3,064
* IAC/InterActiveCorp	13,641	2,956
HP Inc.	113,473	2,924
* Electronic Arts Inc.	24,214	2,918
Amphenol Corp. Class A	26,138	2,457
DXC Technology Co.	25,725	2,406
Corning Inc.	68,131	2,405
* Cadence Design Systems Inc.	52,232	2,367
* Synopsys Inc.	23,874	2,354
Motorola Solutions Inc.	17,978	2,340
* VeriSign Inc.	14,611	2,339
Analog Devices Inc.	25,108	2,321
Lam Research Corp.	14,225	2,158
* GoDaddy Inc. Class A	25,596	2,134
* ServiceNow Inc.	10,856	2,124
* Match Group Inc.	36,165	2,094
Hewlett Packard Enterprise Co.	120,529	1,966
* Citrix Systems Inc.	16,127	1,793
Xilinx Inc.	21,429	1,718
* Dell Technologies Inc. Class V	16,318	1,585
* Twitter Inc.	53,553	1,524
* Advanced Micro Devices Inc.	48,423	1,496
* Red Hat Inc.	10,630	1,449
Teradyne Inc.	37,832	1,399
Skyworks Solutions Inc.	15,100	1,370
NetApp Inc.	15,071	1,294
Dolby Laboratories Inc. Class A	17,775	1,244
Juniper Networks Inc.	40,200	1,205
* IHS Markit Ltd.	21,765	1,174
Western Digital Corp.	19,616	1,148
* Workday Inc. Class A	7,778	1,135
CDK Global Inc.	17,835	1,116
* Atlassian Corp. plc Class A	11,470	1,103
* VMware Inc. Class A	6,944	1,084
Harris Corp.	6,381	1,080
* F5 Networks Inc.	5,263	1,050
* Palo Alto Networks Inc.	4,628	1,042
* Akamai Technologies Inc.	14,037	1,027
Symantec Corp.	46,939	999
* Qorvo Inc.	12,589	968

Microchip Technology Inc.	12,170	960
Amdocs Ltd.	14,500	957
* Gartner Inc.	5,998	951
* CommScope Holding Co. Inc.	30,047	924
* NCR Corp.	30,469	866
Avnet Inc.	19,000	851
* ANSYS Inc.	4,458	832
* Splunk Inc.	6,865	830
* Teradata Corp.	21,724	819
KLA-Tencor Corp.	8,017	815
* Fortinet Inc.	8,538	788
Maxim Integrated Products Inc.	13,829	780
* PTC Inc.	7,248	770
* ARRIS International plc	29,229	760
* Tyler Technologies Inc.	3,060	750
* ON Semiconductor Corp.	40,638	749
* Arista Networks Inc.	2,795	743
Leidos Holdings Inc.	10,350	716
Sabre Corp.	27,200	709
* Take-Two Interactive Software Inc.	4,790	661
* Okta Inc.	8,739	615
* Black Knight Inc.	11,628	604
CA Inc.	13,207	583
CDW Corp.	5,957	530
* Ultimate Software Group Inc.	1,595	514
* Tableau Software Inc. Class A	4,356	487
* Arrow Electronics Inc.	6,539	482
* Pluralsight Inc. Class A	13,712	439
SS&C Technologies Holdings Inc.	7,300	415
* DocuSign Inc. Class A	7,795	410
* GrubHub Inc.	2,900	402
Marvell Technology Group Ltd.	20,055	387
* Pure Storage Inc. Class A	14,000	363
* IPG Photonics Corp.	2,255	352
* Coherent Inc.	2,041	351
* Twilio Inc. Class A	3,885	335
* Guidewire Software Inc.	3,086	312
* RingCentral Inc. Class A	3,330	310
* Zynga Inc. Class A	72,763	292
* Ceridian HCM Holding Inc.	5,844	246
* Manhattan Associates Inc.	4,417	241
* Nutanix Inc.	5,012	214
* RealPage Inc.	3,138	207
* FireEye Inc.	11,675	198
Cognex Corp.	3,480	194
* Nuance Communications Inc.	11,164	193
* Cree Inc.	3,803	144
* Aspen Technology Inc.	800	91
* EchoStar Corp. Class A	1,746	81
* Yelp Inc. Class A	1,467	72
* Groupon Inc. Class A	18,670	70
* EPAM Systems Inc.	500	69
Cypress Semiconductor Corp.	3,200	46
Perspecta Inc.	1,712	44
* Inovalon Holdings Inc. Class A	4,102	41
* Zendesk Inc.	500	35
* Proofpoint Inc.	300	32

* Paycom Software Inc.	200	31
LogMeIn Inc.	300	27
Monolithic Power Systems Inc.	200	25
		467,243
Utilities (2.2%)
AT&T Inc.	522,306	17,539
Verizon Communications Inc.	298,574	15,941
NextEra Energy Inc.	38,942	6,527
Duke Energy Corp.	59,372	4,751
Dominion Energy Inc.	55,774	3,920
Southern Co.	87,848	3,830
Exelon Corp.	70,900	3,095
American Electric Power Co. Inc.	41,600	2,949
* T-Mobile US Inc.	41,635	2,922
* Vistra Energy Corp.	110,388	2,746
* PG&E Corp.	56,246	2,588
Sempra Energy	21,329	2,426
Consolidated Edison Inc.	27,900	2,126
Public Service Enterprise Group Inc.	37,900	2,001
WEC Energy Group Inc.	27,832	1,858
American Water Works Co. Inc.	18,678	1,643
NRG Energy Inc.	39,365	1,472
FirstEnergy Corp.	38,600	1,435
Xcel Energy Inc.	29,704	1,402
UGI Corp.	23,161	1,285
* United States Cellular Corp.	28,667	1,284
Edison International	18,117	1,226
* Zayo Group Holdings Inc.	31,847	1,106
PPL Corp.	37,756	1,105
DTE Energy Co.	9,967	1,088
NiSource Inc.	42,649	1,063
Aqua America Inc.	28,286	1,044
Alliant Energy Corp.	24,226	1,031
Eversource Energy	16,587	1,019
CMS Energy Corp.	20,227	991
OGE Energy Corp.	25,486	926
AES Corp.	53,469	749
Evergy Inc.	13,335	732
CenturyLink Inc.	34,429	730
Telephone & Data Systems Inc.	23,346	710
Ameren Corp.	11,137	704
Entergy Corp.	8,283	672
CenterPoint Energy Inc.	18,200	503
National Fuel Gas Co.	5,771	323
Atmos Energy Corp.	3,445	323
Pinnacle West Capital Corp.	3,458	274
MDU Resources Group Inc.	9,950	256
Avangrid Inc.	4,545	218
* Sprint Corp.	22,237	145
Vectren Corp.	500	36
		100,714
Total Common Stocks (Cost $1,105,256)		2,152,637

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (51.9%)
Alabama (0.6%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20		500	522
Alabama Economic Settlement Authority BP
Settlement Revenue	4.000%	9/15/33		500	510
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32		380	408
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/31		1,100	1,262
2 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	2.316%	12/1/23		1,000	1,000
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		1,500	1,577
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21		4,315	4,475
Huntsville AL Electric System Revenue	5.000%	12/1/30		510	594
Huntsville AL GO	5.000%	5/1/35		1,125	1,295
Jefferson County AL Revenue	5.000%	9/15/29		1,020	1,159
Jefferson County AL Revenue	5.000%	9/15/33		1,000	1,120
Jefferson County AL Sewer Revenue	5.000%	10/1/23		500	543
Jefferson County AL Sewer Revenue	0.000%	10/1/25	(4)	500	393
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24		6,185	6,493
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24		1,805	1,897
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/27		530	612
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/28		910	1,046
University of South Alabama University Facilities
Revenue	5.000%	11/1/23	(4)	700	785
					25,691
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)		425	467
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29		75	81
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21		1,650	1,777
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31		1,345	1,504
Valdez AK Marine Terminal Revenue (Exxon
Pipeline Co.) VRDO	1.620%	10/1/18		2,100	2,100
					5,929
Arizona (1.3%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30		675	769
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31		545	614
Arizona COP	5.000%	10/1/18	(4)	500	500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	1.690%	10/1/18	LOC	3,500	3,500
Arizona School Facilities Board COP	5.000%	9/1/19		1,000	1,027
Arizona School Facilities Board COP	5.000%	9/1/21		1,355	1,462

Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	1,140	1,286
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,414
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,196
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,100	2,396
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	525
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,015	2,220
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	551
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,000	1,146
Chandler AZ GO	5.000%	7/1/23	1,020	1,146
Gilbert AZ GO	5.000%	7/1/20	2,480	2,608
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	349
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	1,135	1,334
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	914
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	365	383
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	1,615	1,823
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	1,405	1,582
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	1,000	1,124
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,145	1,261
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	1,000	1,094
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,190	2,413
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/27	1,250	1,457
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	525	566
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	1,200	1,322
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	2,010	2,258
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,520	2,861
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	1,900	2,165
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/27	300	337
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/28	250	282
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	526
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,000	1,051
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,055	1,202

Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24		1,020	1,176
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)		750	756
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28		500	541
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29		2,000	2,181
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36		1,540	1,754
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		910	1,028
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28		640	744
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	(ETM)	500	511
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22		500	543
					59,898
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		2,000	2,023
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/29		1,055	1,199
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29		185	185
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	1,000	1,089
Springdale AR School District No. 50 GO	4.000%	6/1/27		1,190	1,255
Springdale AR School District No. 50 GO	4.000%	6/1/32		1,155	1,207
University of Arkansas Revenue	5.000%	11/1/21		750	813
University of Arkansas Revenue	5.000%	11/1/24		775	884
University of Arkansas Revenue	5.000%	11/1/30		750	865
					9,520
California (5.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22		500	551
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21		760	818
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	(4)	1,050	1,218
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30	(2)	740	460
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32	(14)	1,650	962
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30		1,000	1,107
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33		1,015	1,118
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)		500	531
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)		1,000	1,132

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31		500	547
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33		1,000	1,058
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37		795	823
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20		1,000	995
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		1,500	1,502
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.160%	4/1/20		1,000	1,005
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.260%	4/1/21		1,000	1,011
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		1,150	1,147
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.460%	5/1/23		1,000	1,022
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		2,950	2,853
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		1,000	1,020
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29	(2)	1,000	687
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20		575	604
California Economic Recovery GO	5.000%	7/1/19	(ETM)	500	512
California Economic Recovery GO	5.000%	7/1/19 (Prere.)		500	512
California Economic Recovery GO	5.250%	7/1/19 (Prere.)		315	323
California Economic Recovery GO	5.250%	7/1/19 (Prere.)		185	190
California GO	5.000%	2/1/20		500	521
California GO	5.000%	10/1/20		2,000	2,124
California GO	5.000%	8/1/22		1,000	1,111
California GO	5.000%	9/1/22		1,805	2,009
California GO	5.000%	11/1/23		1,155	1,316
California GO	5.000%	10/1/24		2,000	2,311
California GO	5.000%	9/1/25		1,560	1,826
California GO	5.000%	10/1/25		2,500	2,929
California GO	5.000%	3/1/26		660	764
California GO	3.500%	8/1/27		1,515	1,634
California GO	5.000%	2/1/28		690	766
California GO	4.500%	8/1/28	(2)	15	15
California GO	5.750%	4/1/29		500	509
California GO	5.000%	9/1/29		455	531
California GO	5.000%	9/1/29		495	496
California GO	5.000%	11/1/29		1,700	1,912
California GO	5.250%	3/1/30		500	523
California GO	5.000%	9/1/30		1,000	1,083
California GO	5.250%	9/1/30		500	545
California GO	4.000%	8/1/31		1,675	1,806
California GO	5.000%	2/1/32		500	543
California GO	5.000%	10/1/32		1,875	2,122
California GO	4.000%	8/1/33		1,520	1,623
3 California GO	5.000%	8/1/33		2,865	3,297
California GO	4.000%	9/1/33		2,000	2,137
California GO	4.000%	9/1/35		1,815	1,926

California GO	4.000%	9/1/35	1,000	1,061
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,145	1,271
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,098
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	1,115	1,353
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	2,000	2,047
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	760	848
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	520	550
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,195	1,300
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,037
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	500	534
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,153
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	750	854
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	601
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,106
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	500	535
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	7/1/37	1,000	1,006
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	23
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,107
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,050	1,152
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,200	1,378
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	332
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	260	284
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	71
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	122
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	38
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	1,000	1,051

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)		25	27
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31		1,840	1,951
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31		1,000	1,103
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32		350	381
California State Educational Facilities Authority
Revenue	6.125%	10/1/21 (Prere.)		245	275
California State Educational Facilities Authority
Revenue	6.125%	10/1/30		255	285
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)		300	306
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)		500	512
California State University Systemwide Revenue	5.000%	11/1/30		1,000	1,108
California State University Systemwide Revenue	5.000%	11/1/32		2,815	3,298
California State University Systemwide Revenue	5.000%	11/1/32		1,000	1,157
California State University Systemwide Revenue	5.000%	11/1/34		2,010	2,274
California State University Systemwide Revenue	5.000%	11/1/35		2,000	2,310
California State University Systemwide Revenue
PUT	3.000%	11/1/19		1,000	1,005
California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	5.600%	4/1/28	(14)	1,500	1,500
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28		400	441
Centinela Valley CA Union High School District
GO	4.000%	8/1/29	(4)	1,035	1,119
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31		1,000	1,122
Chaffey CA Community College District GO	5.000%	6/1/23		840	952
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30	(4)	800	898
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27		970	1,092
4 Citrus CA Community College District GO	0.000%	8/1/34		1,000	892
Contra Costa CA Community College District
GO	5.000%	8/1/31		1,000	1,120
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33		1,000	1,115
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/26		495	592
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/27		625	758
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22		970	1,068
5 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29		1,390	1,240
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19		2,250	2,282
Gavilan CA Joint Community College District
GO	5.000%	8/1/28		1,000	1,155
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25		500	561

Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27	(2)	2,060	1,582
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33		1,565	1,752
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36		2,000	2,001
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26		1,500	1,679
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30		1,000	1,136
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26		350	373
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19		90	93
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23		420	469
6 Long Beach CA Harbor Revenue	5.000%	12/15/20		1,000	1,063
Long Beach CA Unified School District GO	0.000%	8/1/24	(12)	1,290	1,101
Los Angeles CA Community College District GO	4.000%	8/1/32		1,000	1,065
Los Angeles CA Community College District GO	4.000%	8/1/37		2,000	2,070
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27		500	525
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24		500	512
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33		1,375	1,601
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36		1,000	1,136
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37		1,000	1,144
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38		500	570
Los Angeles CA Unified School District GO	5.000%	7/1/20		1,700	1,793
Los Angeles CA Unified School District GO	5.000%	7/1/22		1,115	1,239
Los Angeles CA Unified School District GO	5.000%	7/1/26		500	512
Los Angeles CA Unified School District GO	5.000%	7/1/29		500	511
Los Angeles CA Unified School District GO	5.000%	7/1/29		500	511
Los Angeles CA Unified School District GO	5.000%	7/1/36		1,000	1,165
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)		500	511
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		1,755	2,043
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19		560	574
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31		1,970	2,324
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36		1,935	2,240
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26		500	552
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20		1,500	1,582
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)		600	644
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31		1,130	1,280
Napa Valley CA Unified School District GO	4.000%	8/1/28		1,690	1,801
7 Napa Valley Community College District GO	0.000%	8/1/32		1,090	1,052

Newport Mesa CA Unified School District GO	0.000%	8/1/30		630	432
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22		500	551
Oakland CA Unified School District GO	5.000%	8/1/25	(4)	1,500	1,763
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21		1,170	1,252
Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	1,000	901
Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	1,040	812
Palomar Pomerado Health California GO	0.000%	8/1/32	(12)	700	415
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21		1,085	1,182
Poway CA Unified School District GO	5.000%	8/1/24		1,750	2,025
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	1,405	1,583
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)		1,000	1,147
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30		2,415	1,522
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23		310	338
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25		255	284
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22	(15)	750	837
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30	(14)	1,815	1,161
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)		185	195
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/23		330	347
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25		445	523
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27		575	674
San Bernardino CA Community College District
GO	0.000%	8/1/22	(4)	1,000	915
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31		500	546
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)		500	544
San Diego CA Community College District GO	5.000%	8/1/29		1,000	1,127
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)		500	510
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)		500	531
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28		1,115	1,318
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29		1,525	1,795
San Diego CA Unified School District GO	0.000%	7/1/27		500	387
San Diego CA Unified School District GO	5.000%	7/1/27		1,130	1,317
San Diego CA Unified School District GO	5.500%	7/1/27	(4)	520	653
San Diego CA Unified School District GO	0.000%	7/1/28		500	370
San Diego CA Unified School District GO	0.000%	7/1/29		500	354
San Diego CA Unified School District GO	0.000%	7/1/30		100	67
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30	(4)	500	525

San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31		560	614
San Diego County CA Water Authority Revenue	5.000%	5/1/28		1,000	1,162
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30		1,530	1,765
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21		350	371
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)		500	527
San Francisco CA City & County COP	5.000%	4/1/28		1,635	1,905
San Francisco CA City & County COP	4.000%	4/1/33		1,000	1,054
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)		95	103
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22		500	510
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27		405	445
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30		405	434
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/20 (Prere.)		500	538
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)		1,245	1,381
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31		1,690	1,972
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32		1,000	1,139
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35		1,500	1,724
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32		965	1,000
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33		1,000	1,044
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/27		1,000	1,204
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33	(2)	1,475	826
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22		1,105	1,196
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26		1,000	1,036
State Center California Community College
District GO	5.000%	8/1/29		1,000	1,161
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34		1,030	1,190
Union CA Elementary School District GO	0.000%	9/1/28	(14)	1,080	802
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30		1,635	1,867
University of California Revenue	5.250%	5/15/19 (Prere.)		1,985	2,028
University of California Revenue	5.000%	5/15/21 (Prere.)		160	172
University of California Revenue	5.000%	5/15/23		875	946
University of California Revenue	5.000%	5/15/23 (Prere.)		310	352
University of California Revenue	5.000%	5/15/28		1,000	1,160
University of California Revenue	5.000%	5/15/28		690	774
University of California Revenue	4.000%	5/15/33		1,000	1,055
University of California Revenue	4.000%	5/15/33		2,500	2,657

University of California Revenue	4.000%	5/15/34		1,770	1,847
University of California Revenue	4.000%	5/15/34		1,000	1,057
University of California Revenue	4.000%	5/15/35		2,000	2,107
University of California Revenue	5.000%	5/15/35		1,620	1,892
University of California Revenue	5.000%	5/15/35		1,165	1,353
University of California Revenue PUT	5.000%	5/15/23		3,635	4,110
West Contra Costa CA Unified School District
GO	0.000%	8/1/32	(4)	1,155	704
West Contra Costa CA Unified School District
GO	0.000%	8/1/34	(14)	1,225	666
					234,857
Colorado (0.9%)
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/34		1,435	1,630
Adams County CO COP	5.000%	12/1/31		650	735
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23		300	334
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21		500	542
Colorado COP	4.000%	12/15/33		1,225	1,266
Colorado COP	4.000%	12/15/34		1,055	1,086
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30		500	530
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	1,430	1,226
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23		2,720	3,041
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31		2,500	2,614
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27		500	538
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30		1,500	1,570
Colorado Springs CO Utility System Revenue	5.000%	11/15/22 (Prere.)		500	556
Denver CO City & County Airport Revenue	5.000%	11/15/20		515	546
Denver CO City & County Airport Revenue	5.000%	11/15/22		1,335	1,412
Denver CO City & County Airport Revenue	5.000%	11/15/24		1,065	1,214
Denver CO City & County Airport Revenue	5.000%	11/15/26		430	454
Denver CO City & County Airport Revenue	5.000%	12/1/26		750	871
Denver CO City & County Airport Revenue	4.000%	12/1/38		400	406
Denver CO City & County COP	5.000%	6/1/37		1,685	1,876
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/29		500	337
Denver CO City & County School District GO	4.000%	12/1/31		1,000	1,053
Denver CO City & County School District GO	5.000%	12/1/36		2,000	2,280
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23	(14)	1,000	879
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26		1,000	1,060
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/26		350	386
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/27		500	551
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/29		500	550

El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/30	520	572
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/31	635	697
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,044
Larimer County School District No. R-1 Poudre
GO	5.000%	12/15/29	1,000	1,197
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,010	1,059
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,048
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	515	564
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	1,010	1,198
University of Colorado Enterprise System
Revenue	4.000%	6/1/32	1,590	1,695
				38,617
Connecticut (0.5%)
Connecticut GO	5.000%	4/15/21	500	531
Connecticut GO	5.000%	11/15/22	1,935	2,108
Connecticut GO	5.000%	4/15/24	600	644
Connecticut GO	5.000%	9/1/26	1,000	1,094
Connecticut GO	5.000%	4/15/28	500	529
Connecticut GO	5.000%	3/1/32	2,950	3,165
Connecticut GO	5.000%	10/15/32	705	744
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	550	585
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	2,750	3,061
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	1,730	2,058
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,185	1,306
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	501
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	1,805	2,063
Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,468
University of Connecticut GO	5.000%	2/15/27	635	702
				20,559
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	606
Delaware GO	5.000%	7/1/20	612	644
Delaware GO	5.000%	10/1/20	700	741
Delaware GO	5.000%	2/1/25	1,000	1,155
Delaware GO	5.000%	1/1/26	1,725	2,018
				5,164
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/34	2,360	2,705
District of Columbia GO	5.000%	6/1/36	1,000	1,140
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,104
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	709
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	518

District of Columbia Income Tax Revenue	5.000%	12/1/30	500	523
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/27	1,215	1,383
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/33	2,175	2,504
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	540	570
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	557
Washington Convention & Sports Authority
Revenue	5.000%	10/1/26	1,030	1,195
				12,908
Florida (2.6%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,114
Broward County FL Airport System Revenue	5.000%	10/1/28	400	435
Broward County FL Airport System Revenue	5.375%	10/1/29	500	516
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,133
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,049
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,230	1,270
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	650	680
Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,295
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,617
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	224
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,367
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	760	818
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,370
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	4,285	4,716
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	515
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	625	700
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	1,255	1,322
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	1,365	1,431
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,775
Florida Department of Transportation GO	5.000%	7/1/19	545	557
Florida Department of Transportation GO	5.000%	7/1/27	1,315	1,559
Florida GO	4.000%	6/1/27	1,455	1,547
Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,500	2,676
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	511
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,736
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,438
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,037
Gainesville FL Utilities System Revenue	5.000%	10/1/32	1,010	1,170

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	10	10
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	3,990	4,133
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	548
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/21 (Prere.)	310	332
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	1,005	1,170
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/31	190	202
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	1,955	2,003
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/19	565	582
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	1,905	2,266
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	830	975
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,273
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,206
Jacksonville FL Special Revenue	5.000%	10/1/32	500	546
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	933
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/26	1,450	1,663
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,087
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,138
Miami Beach FL Stormwater Revenue	5.000%	9/1/27	1,000	1,166
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/27	575	675
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,699
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	1,895	1,978
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	523
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	615
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,425	1,607
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,124
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,295
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,102
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	1,845
Miami-Dade County FL School Board COP	5.000%	2/1/26	1,410	1,620
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,510	1,703
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,515	1,664

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24		1,000	1,099
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30		500	543
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/39		1,265	514
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31		1,400	1,470
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		1,750	1,931
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34		1,000	1,076
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30		1,510	1,695
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19		500	504
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)		500	525
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	(4)	1,520	1,755
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19		815	793
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20		1,270	1,201
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25		560	616
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33		1,245	1,417
Palm Beach County FL School Board COP	5.000%	8/1/25		1,740	1,995
Palm Beach County FL School Board COP	5.000%	8/1/29		1,520	1,717
Palm Beach County FL School Board COP	5.000%	8/1/32		1,500	1,680
Reedy Creek FL Improvement District GO	4.000%	6/1/34		1,180	1,223
Reedy Creek FL Improvement District GO	4.000%	6/1/35		1,000	1,034
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21		1,230	1,316
South Broward FL Hospital District Revenue	4.000%	5/1/33		1,000	1,024
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33		1,170	1,195
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24		1,110	949
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26		1,000	1,108
Tallahassee FL Energy System Revenue	5.000%	10/1/35		1,000	1,108
Tallahassee FL Utility System Revenue	5.000%	10/1/29		1,015	1,149
Tallahassee FL Utility System Revenue	5.000%	10/1/30		750	847
Tallahassee FL Utility System Revenue	5.000%	10/1/34		1,265	1,410
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37		2,000	2,264
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/19		425	436
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20		535	563
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26		200	218
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33		1,575	1,701
Tampa FL Hospital Revenue	5.000%	7/1/23		750	813

Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/30		200	231
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/31		250	287
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21		1,245	1,312
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)		500	552
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/32		1,000	1,052
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29		860	984
					117,568
Georgia (1.5%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32		1,000	1,044
Atlanta GA Airport Revenue	5.000%	1/1/33		2,000	2,217
Atlanta GA Development Authority Revenue	5.000%	7/1/29		1,000	1,133
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21		1,500	1,629
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25		1,290	1,484
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	500	624
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/27		475	553
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24		400	442
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/27		600	703
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/31		725	831
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31		500	542
Georgia GO	5.000%	5/1/19 (Prere.)		500	509
Georgia GO	5.000%	1/1/20		1,685	1,749
Georgia GO	5.000%	2/1/20		1,375	1,430
Georgia GO	5.000%	7/1/21		2,000	2,158
Georgia GO	5.000%	1/1/22		2,110	2,304
Georgia GO	5.000%	7/1/22		1,220	1,346
Georgia GO	5.000%	7/1/22		500	511
Georgia GO	5.000%	12/1/22		1,235	1,374
Georgia GO	5.000%	2/1/24		2,430	2,764
Georgia GO	5.000%	7/1/24		1,500	1,718
Georgia GO	5.000%	7/1/28		2,980	3,598
Georgia GO	5.000%	2/1/30		1,500	1,758
Georgia GO	5.000%	2/1/31		1,500	1,751
Georgia GO	5.000%	7/1/32		2,565	3,039
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25		600	679
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/31		350	393
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/33		1,575	1,757

Gwinnett County GA School District GO	5.000%	2/1/28		500	572
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19		425	430
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21		600	636
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22		525	566
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23		6,010	6,319
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23		6,245	6,569
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31		1,400	1,608
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33		1,835	1,933
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35		1,095	1,241
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19		1,015	1,022
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		1,000	1,127
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	(15)	1,495	1,694
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35		1,510	1,625
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28		500	514
					65,896
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26		735	821
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23		1,000	1,110
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33		1,305	1,402
Guam International Airport Authority Revenue	5.000%	10/1/21		350	370
					3,703
Hawaii (0.7%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19		250	256
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20		320	336
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21		400	430
Hawaii GO	5.000%	6/1/19 (Prere.)		285	291
Hawaii GO	5.000%	6/1/19 (Prere.)		215	219
Hawaii GO	5.000%	10/1/21		2,500	2,712
Hawaii GO	5.000%	12/1/21		375	408
Hawaii GO	5.000%	12/1/21 (Prere.)		310	337
Hawaii GO	5.000%	12/1/21 (Prere.)		190	207
Hawaii GO	5.000%	8/1/24		1,765	2,018
Hawaii GO	5.000%	8/1/25		1,500	1,707
Hawaii GO	5.000%	10/1/25		1,455	1,691
Hawaii GO	5.000%	10/1/28		1,235	1,439
Hawaii GO	4.000%	4/1/30		1,500	1,596
Hawaii GO	4.000%	4/1/31		1,000	1,060
Hawaii GO	5.000%	1/1/33		1,475	1,708

Hawaii GO	5.000%	1/1/36		4,000	4,579
Hawaii GO	4.000%	1/1/37		2,065	2,128
Hawaii Pacific Health Revenue	5.000%	7/1/19	(ETM)	575	588
Honolulu HI City & County GO	5.000%	10/1/20		2,050	2,170
Honolulu HI City & County GO	5.000%	12/1/20 (Prere.)		310	330
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)		500	544
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)		1,245	1,354
Honolulu HI City & County GO	5.000%	10/1/28		1,000	1,148
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30		2,000	2,267
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/31		1,000	1,128
University of Hawaii Revenue	5.000%	10/1/19 (Prere.)		500	515
					33,166
Idaho (0.0%)
Idaho Health Facilities Authority Revenue (St.
Lukes Health System Project)	5.000%	3/1/28		1,530	1,752
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)		105	106
					1,858
Illinois (2.7%)
Chicago IL Board of Education GO	5.000%	12/1/18	(2)	295	296
Chicago IL Board of Education GO	5.000%	12/1/19	(14)	840	856
Chicago IL Board of Education GO	5.000%	12/1/21		1,000	1,035
Chicago IL Board of Education GO	5.250%	12/1/21	(14)	540	573
Chicago IL Board of Education GO	5.000%	12/1/22		1,500	1,502
Chicago IL Board of Education GO	5.000%	12/1/23		1,000	1,045
Chicago IL Board of Education GO	5.000%	12/1/24		700	732
Chicago IL Board of Education GO	5.250%	12/1/24	(4)	500	503
Chicago IL Board of Education GO	5.250%	12/1/26	(12)	500	503
Chicago IL Board of Education GO	7.000%	12/1/26		500	590
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	1,000	643
Chicago IL Board of Education GO	5.000%	12/1/30	(4)	1,250	1,393
Chicago IL Board of Education GO	5.250%	12/1/35		1,000	1,029
Chicago IL GO	5.000%	1/1/26		335	356
Chicago IL GO	5.000%	1/1/27	(4)	1,945	2,002
Chicago IL GO	5.000%	1/1/29		505	507
Chicago IL Housing Authority Revenue	5.000%	1/1/33		1,000	1,120
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31		500	533
Chicago IL Midway Airport Revenue	5.000%	1/1/26		210	229
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19		250	251
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20		300	307
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22		300	315
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24		200	221
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25		1,010	1,151
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26		1,000	1,122
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29		1,000	1,102
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/29		1,500	1,744
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31		1,030	1,129
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32		500	533
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33		1,000	1,092
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35		1,855	2,045
Chicago IL Park District GO	5.000%	1/1/19		1,115	1,123
Chicago IL Park District GO	5.000%	1/1/19		750	755
Chicago IL Park District GO	5.000%	1/1/32		1,225	1,332

6 Chicago IL Park District GO	5.000%	1/1/33		1,000	1,104
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		1,000	1,107
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29		1,525	1,652
Chicago IL Waterworks Revenue	5.000%	11/1/30		1,000	1,084
Cook County IL GO	5.000%	11/15/21		500	515
Cook County IL GO	5.250%	11/15/25		1,000	1,075
Cook County IL GO	5.000%	11/15/26	(4)	1,000	1,142
Cook County IL GO	5.000%	11/15/28		660	689
Cook County IL GO	5.250%	11/15/28		565	604
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26		1,500	1,688
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33		2,550	2,809
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32		500	536
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29		1,300	1,450
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31		1,000	1,145
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33		1,000	1,119
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34		1,000	1,114
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36		1,000	1,068
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37		1,000	1,044
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28		1,000	1,027
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/19 (Prere.)		95	98
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35		1,000	1,089
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/31		1,100	1,266
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28		1,250	1,444
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28		2,000	2,205
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33		1,050	1,155
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/21 (Prere.)		500	542
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29		500	537
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35		1,000	1,114
Illinois GO	5.000%	11/1/19		1,000	1,025
Illinois GO	5.000%	1/1/20	(4)	200	206
Illinois GO	5.000%	8/1/20		305	316
Illinois GO	5.000%	11/1/20		2,500	2,597
Illinois GO	5.000%	1/1/21	(4)	710	731
Illinois GO	5.000%	5/1/21		425	441
Illinois GO	5.000%	8/1/21		605	630
Illinois GO	5.000%	11/1/21		4,015	4,189
Illinois GO	5.000%	8/1/22		500	524
Illinois GO	5.000%	10/1/22		1,290	1,353

Illinois GO	5.000%	11/1/22		1,000	1,050
Illinois GO	5.000%	11/1/22		2,300	2,414
Illinois GO	5.000%	2/1/23		540	566
Illinois GO	5.000%	11/1/23		1,000	1,052
Illinois GO	5.500%	7/1/24		1,100	1,190
Illinois GO	5.000%	8/1/24		1,500	1,558
Illinois GO	5.000%	10/1/24		1,470	1,551
Illinois GO	5.000%	11/1/24		1,785	1,884
Illinois GO	5.000%	3/1/26	(4)	1,125	1,191
Illinois GO	5.000%	11/1/26		1,785	1,882
Illinois GO	5.000%	10/1/28		2,000	2,109
Illinois GO	5.250%	2/1/30		1,900	2,008
Illinois GO	5.000%	11/1/30		1,000	1,040
Illinois GO	5.250%	7/1/31		1,000	1,049
Illinois GO	5.000%	9/1/31		3,000	3,001
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23	(4)	500	584
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		500	516
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		1,000	1,095
Illinois Toll Highway Authority Revenue	5.000%	1/1/32		500	545
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		1,200	1,339
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21	(14)	1,100	1,004
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	755	558
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	920	648
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	2,050	1,258
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31	(14)	290	160
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33	(14)	1,100	560
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/33	(14)	1,745	868
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/19	(14)	935	915
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/19	(ETM)	185	182
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/27		710	773
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28		1,500	1,568
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31	(14)	1,515	855
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32	(14)	1,100	590
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37	(14)	1,000	407

Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	1,000	1,144
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,271
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	1,060	1,151
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	400	439
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,770
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,076
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,156
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	630
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	976
				120,686
Indiana (0.7%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	350	402
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,196
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,645
Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/29	505	578
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,318
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,218
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,545
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/28	500	591
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	747
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	1,140	1,309
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/30	1,520	1,735
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/31	1,120	1,274
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/35	1,685	1,713
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,784
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	709
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,149
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	551

Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32		500	544
Indiana Municipal Power Agency Revenue	5.000%	1/1/34		1,415	1,598
Indiana Municipal Power Agency Revenue	5.000%	1/1/36		1,000	1,134
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19	(14)	500	512
Indiana University Student Fee Revenue	5.000%	6/1/19		445	454
6 Indianapolis Department of Public Utilities Water
System Revenue	5.000%	10/1/35		1,400	1,612
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)		1,500	1,555
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38	(12)	1,915	1,932
Ivy IN Tech Community College Revenue	5.000%	7/1/32		825	955
Ivy IN Tech Community College Revenue	5.000%	7/1/33		850	980
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21		870	939
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24		700	770
					32,449
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Mercy Medical Center Project)	5.000%	8/15/27		1,435	1,542
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22		5	5
8 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27		320	339
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37		2,120	2,255
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)		220	224
Polk County IA GO	4.000%	6/1/25		2,115	2,241
					6,606
Kansas (0.3%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/29		1,000	1,073
Johnson County KS Public Building Commission
(Courthouse & Medical Examiners Facilities)
Revenue	4.000%	9/1/27		1,000	1,090
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20		1,035	1,092
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25		510	583
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26		700	798
Kansas Development Finance Authority
Revenue	5.000%	5/1/20		1,520	1,590
Kansas Development Finance Authority
Revenue	5.000%	5/1/25		1,345	1,488
Kansas Development Finance Authority
Revenue	5.000%	5/1/27		1,585	1,751
Kansas Development Finance Authority
Revenue	5.000%	4/1/32		1,325	1,446
Leavenworth County KS Unified School District
GO	4.500%	9/1/19	(12)	500	511

Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/23		1,350	1,515
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)		500	542
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23		1,000	1,095
					14,574
Kentucky (0.6%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25	(14)	1,220	963
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31		1,515	1,650
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30		645	659
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29	(14)	1,000	1,118
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)		500	501
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)		440	441
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)		60	60
Kentucky Property & Building Commission
Revenue	5.000%	5/1/34	(15)	1,000	1,118
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24		8,405	8,815
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25		6,000	6,329
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21		1,325	1,214
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22		810	716
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)		305	312
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28		1,000	1,103
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30		1,000	1,056
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28		1,050	1,143
					27,198
Louisiana (0.4%)
Bossier City LA Utilities Revenue	5.000%	10/1/22		500	550
Bossier City LA Utilities Revenue	5.000%	10/1/23		585	656
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	1.620%	10/1/18		1,294	1,294

Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26		2,050	2,394
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		1,065	1,211
Louisiana GO	5.000%	4/1/24		2,625	2,979
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/36		1,250	1,390
Louisiana State University Revenue	5.000%	7/1/23		455	506
6 New Orleans LA Aviation Board Revenue	5.000%	10/1/27	(4)	900	1,034
New Orleans LA GO	5.000%	12/1/31		500	543
New Orleans LA Sewage Service Revenue	5.000%	6/1/24		950	1,071
New Orleans LA Sewage Service Revenue	5.000%	6/1/27		500	563
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		1,580	1,655
					15,846
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/29		445	513
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/30		600	690
Portland ME Airport Revenue	5.000%	1/1/20	(4)	500	515
					1,718
Maryland (1.7%)
Anne Arundel County MD GO	5.000%	10/1/19		1,455	1,499
Anne Arundel County MD GO	5.000%	10/1/20		1,455	1,540
Anne Arundel County MD GO	5.000%	4/1/23		1,190	1,332
Anne Arundel County MD GO	5.000%	10/1/27		1,455	1,684
Baltimore County MD GO	5.000%	2/1/21		1,500	1,603
Baltimore County MD GO	5.000%	8/1/21		1,435	1,552
Baltimore County MD GO	4.000%	3/1/30		1,200	1,294
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/22 (Prere.)		650	721
Baltimore MD Project Revenue	5.000%	7/1/24		2,000	2,279
Howard County MD GO	5.000%	2/15/21 (Prere.)		750	802
Howard County MD GO	5.000%	8/15/21 (Prere.)		80	86
Howard County MD GO	5.000%	8/15/24		120	129
Howard County MD GO	5.000%	2/15/25		1,040	1,201
Maryland Department of Transportation
Revenue	5.000%	2/15/19		1,955	1,978
Maryland Department of Transportation
Revenue	5.000%	11/1/19		3,055	3,153
Maryland Department of Transportation
Revenue	5.000%	2/15/20		1,090	1,134
Maryland Department of Transportation
Revenue	5.000%	5/1/20		2,240	2,344
Maryland Department of Transportation
Revenue	5.000%	11/1/22		2,515	2,791
Maryland Department of Transportation
Revenue	4.000%	12/15/29		1,365	1,447
Maryland GO	5.000%	3/1/19		1,200	1,216
Maryland GO	5.000%	3/15/19 (Prere.)		500	507
Maryland GO	5.000%	8/1/20 (Prere.)		870	916
Maryland GO	5.250%	8/1/20		1,000	1,058
Maryland GO	5.000%	6/1/21		2,415	2,598
Maryland GO	4.000%	8/1/21		1,000	1,052
Maryland GO	5.000%	8/1/21		1,000	1,080
Maryland GO	5.000%	8/1/22		1,510	1,667

Maryland GO	5.000%	8/1/22		1,500	1,656
Maryland GO	5.000%	8/1/22		4,000	4,415
Maryland GO	4.000%	8/1/23		2,425	2,617
Maryland GO	5.000%	8/1/23		1,570	1,767
Maryland GO	5.000%	8/1/23		1,670	1,880
Maryland GO	4.000%	8/1/26		1,970	2,105
Maryland GO	4.000%	6/1/29		2,000	2,144
Maryland GO	5.000%	3/15/31		1,600	1,889
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/31		1,950	2,226
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27		500	545
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/31		750	844
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24		500	550
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20		500	521
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33		1,215	1,319
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22		500	511
Maryland Transportation Authority GAN	5.250%	3/1/20		500	507
Montgomery County MD GO	5.000%	11/1/22		1,500	1,665
Montgomery County MD GO	5.000%	11/1/22		1,000	1,110
Montgomery County MD GO	5.000%	11/1/23		2,850	3,226
Montgomery County MD GO	4.000%	12/1/30		1,555	1,649
Prince Georges County MD GO	5.000%	7/15/22		1,615	1,783
Prince Georges County MD GO	5.000%	9/15/23		580	627
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/33		1,000	1,066
					75,285
Massachusetts (1.2%)
Boston MA GO	5.000%	4/1/20		780	815
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22		495	550
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26	(14)	410	495
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28		500	610
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31		925	1,119
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)		445	454
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23		500	518
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37		1,750	1,981
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29		1,225	1,385

Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38		1,085	1,180
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)		410	428
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)		40	42
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20		355	369
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25		750	788
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26		510	536
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27		600	630
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28		470	552
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25		1,275	1,440
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		720	763
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/32		1,105	1,222
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22		300	312
Massachusetts GO	5.000%	3/1/19 (Prere.)		500	507
Massachusetts GO	5.000%	7/1/19 (Prere.)		500	511
Massachusetts GO	5.000%	8/1/20		500	527
Massachusetts GO	5.250%	8/1/20		300	318
Massachusetts GO	5.500%	10/1/20		500	534
Massachusetts GO	5.500%	10/1/20	(14)	500	534
Massachusetts GO	5.000%	4/1/21 (Prere.)		500	536
Massachusetts GO	5.000%	8/1/22		1,000	1,103
Massachusetts GO	5.250%	8/1/23		500	568
Massachusetts GO	5.000%	12/1/23		1,520	1,720
Massachusetts GO	5.000%	12/1/24		2,000	2,299
Massachusetts GO	2.120%	11/1/25		1,380	1,371
Massachusetts GO	5.000%	7/1/28		1,000	1,198
Massachusetts GO	4.000%	11/1/30		1,980	2,061
Massachusetts GO	5.000%	1/1/31		1,000	1,167
Massachusetts GO	5.000%	5/1/31		1,675	1,851
Massachusetts GO	5.000%	9/1/31		1,500	1,812
Massachusetts GO	5.000%	11/1/31		2,000	2,328
Massachusetts GO	5.000%	9/1/37		1,000	1,146
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)		500	518
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	(ETM)	390	397
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19		110	112
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20		225	238
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	(ETM)	900	968
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23		645	713
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31		1,500	1,702

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32		600	628
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34		1,010	1,137
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36		1,500	1,655
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26	(14)	510	608
Massachusetts Transportation Fund Revenue	4.000%	6/1/35		1,000	1,049
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29	(14)	300	214
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19		240	246
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20		200	212
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21		500	544
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30		625	773
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25		895	942
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35		1,000	1,138
					52,074
Michigan (1.4%)
Battle Creek MI School District GO	5.000%	5/1/25		535	610
Birmingham MI City School District GO	5.000%	5/1/22		740	813
Chippewa Valley MI Schools GO	5.000%	5/1/33		1,000	1,121
Dearborn MI School District GO	5.000%	5/1/34		1,200	1,323
Detroit MI City School District GO	5.250%	5/1/28	(4)	500	585
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27	(4)	1,000	1,037
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22		455	495
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23		1,050	1,139
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32		1,000	1,069
Downriver Utility Wastewater Authority Revenue	5.000%	4/1/34	(4)	1,020	1,137
Eastern Michigan University Revenue	5.000%	3/1/27	(15)	500	575
6 Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/27		1,840	2,144
6 Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/28		1,205	1,416
6 Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/29		1,200	1,400
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31		1,645	1,835
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36		1,000	1,106
6 Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/37		1,000	1,126
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28		1,000	1,154
6 Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/29		1,420	1,673
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33	(4)	1,000	1,022

Hudsonville MI Public Schools GO	5.000%	5/1/31		410	467
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/29		625	702
Lincoln MI Consolidated School District GO	5.000%	5/1/24	(4)	1,000	1,127
Marysville MI Public Schools District GO	5.000%	5/1/28		1,630	1,865
Michigan Building Authority Revenue	5.000%	10/15/20	(4)	500	516
Michigan Building Authority Revenue	5.000%	4/15/24		1,550	1,759
Michigan Building Authority Revenue	5.000%	10/15/32		1,155	1,315
Michigan Building Authority Revenue	5.000%	4/15/33		1,000	1,116
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35		920	985
Michigan Finance Authority Revenue	5.000%	10/1/22		500	535
Michigan Finance Authority Revenue	5.000%	11/1/28		1,000	1,182
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22	(4)	1,000	1,091
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23	(4)	1,000	1,111
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28		750	829
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29		1,500	1,646
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33		1,000	1,087
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26		1,210	1,388
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/26		800	920
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/27		965	1,117
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27		500	545
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)		1,000	1,106
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)		500	553
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22		2,100	2,329
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/28		2,100	2,430
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19		1,145	1,171
Michigan GAN	5.000%	3/15/27		1,430	1,671
Michigan GO	5.500%	5/1/19 (Prere.)		595	607
Michigan State University Revenue	5.000%	8/15/20		1,040	1,096
Michigan Trunk Line Revenue	5.000%	11/1/21		500	516
Oakland University MI Revenue	5.000%	3/1/30		1,155	1,300
Portage MI Public Schools GO	5.000%	11/1/34		1,250	1,407
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25		1,450	1,624
University of Michigan Revenue	5.000%	4/1/32		2,010	2,341
Wayne County MI Airport Authority Revenue	5.000%	12/1/25		700	804
Wayne County MI Airport Authority Revenue	5.000%	12/1/30		1,300	1,460
					64,498

Minnesota (0.6%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	2,010	2,196
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	1,800	1,918
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	250	287
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	290	337
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	1,435	1,534
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,050
Minnesota GO	5.000%	8/1/19	500	513
Minnesota GO	5.000%	8/1/19 (Prere.)	500	513
Minnesota GO	5.000%	11/1/19 (Prere.)	270	279
Minnesota GO	5.000%	11/1/20	65	67
Minnesota GO	5.000%	10/1/21	1,925	2,088
Minnesota GO	5.000%	8/1/22	1,325	1,464
Minnesota GO	5.000%	10/1/22	1,325	1,468
Minnesota GO	5.000%	8/1/25	1,500	1,743
Minnesota GO	5.000%	8/1/27	1,005	1,159
Minnesota GO	4.000%	8/1/35	1,000	1,058
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/35	595	643
Mounds View MN Independent School District
No. 621 GO	5.000%	2/1/26	1,000	1,164
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,203
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	504
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/26	385	426
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/27	485	536
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/28	225	249
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/29	515	538
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/30	550	573
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/32	775	801
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/33	1,020	1,157
University of Minnesota Revenue	5.000%	8/1/19	500	513
University of Minnesota Revenue	5.250%	12/1/20 (Prere.)	500	534
West St. Paul MN Independent School District
No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,092
				28,607
Mississippi (0.8%)
DeSoto County MS School District GO	5.000%	5/1/19	370	376
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.610%	10/1/18	5,300	5,300

Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.610%	10/1/18	2,600	2,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.720%	10/1/18	15,155	15,155
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	1,300	1,479
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,650	1,885
Mississippi GO	5.500%	12/1/18	750	755
Mississippi GO	5.000%	10/1/19	2,000	2,060
Mississippi GO	5.000%	11/1/29	1,000	1,143
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	1,000	1,016
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23 (Prere.)	1,000	1,126
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/30	555	639
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/31	495	568
				34,102
Missouri (0.4%)
6 Jackson County MO School District No. 4 GO
(Blue Springs)	6.000%	3/1/38	1,000	1,248
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,190	1,339
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/32	1,000	1,162
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	685	816
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/34	500	577
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	500	546
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	948
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,480	1,665
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,208
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,653
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	660	737
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	509
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,425	1,573

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34		1,000	1,121
St. Louis MO Parking Revenue	5.000%	12/15/23	(4)	690	771
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36		1,000	1,122
					16,995
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32		825	917

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18		170	171
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27		1,000	1,129
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19		2,635	2,715
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23		750	802
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)		135	149
Lincoln NE Electric System Revenue	5.000%	9/1/25		275	303
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31		345	372
Nebraska Public Power District Revenue	5.000%	1/1/30		1,000	1,077
Nebraska Public Power District Revenue	5.000%	1/1/32		1,500	1,607
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24		1,685	1,780
					10,105
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/26		560	632
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/28		670	756
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33		1,740	1,844
Clark County NV GO	5.000%	12/1/29		500	517
Clark County NV GO	4.000%	6/1/32		1,505	1,584
Clark County NV GO	5.000%	7/1/33		1,000	1,092
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)		500	511
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/31		1,575	1,748
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36		1,075	1,213
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20		455	468
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21		2,000	2,149
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		1,060	1,206
Las Vegas Valley Water District Nevada GO	5.000%	12/1/27		1,990	2,280
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		1,870	2,107
Nevada GO	5.000%	4/1/22		1,725	1,889
Nevada GO	5.000%	11/1/23		1,465	1,653
Nevada GO	5.000%	11/1/25		1,015	1,169

Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32		1,660	1,760
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/27		250	287
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/28		250	290
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/32		250	286
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/33		250	285
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34		1,500	1,695
					27,421
New Jersey (1.4%)
Bergen County NJ GO	5.000%	10/15/21		1,490	1,617
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27		1,400	1,520
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21	(4)	500	463
Jersey City NJ GO	5.000%	3/1/21		480	510
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23		510	565
New Jersey COP	5.250%	6/15/19 (Prere.)		465	476
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21		1,000	1,057
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23		1,000	1,084
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29		2,000	2,275
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19		700	713
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26		1,600	1,700
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(ETM)	95	113
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	(14)	405	458
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18		360	362
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24		300	316
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28		2,095	2,227
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19		500	508
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)		195	201
New Jersey GO	5.000%	8/15/19		750	768
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24		500	541
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22		1,000	1,095

New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25		900	980
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19	(ETM)	315	317
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19	(ETM)	185	186
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21		640	687
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27		1,000	1,101
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28		200	206
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25		1,300	1,446
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28		1,000	1,110
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28		620	688
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,400	1,547
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33		1,500	1,637
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18	(4)	1,135	1,143
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19		650	670
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19		500	517
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20	(14)	2,500	2,665
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	(14)	245	265
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	(12)	150	163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22		1,315	1,446
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23		605	676
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24		1,000	1,104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	(2)	2,000	1,454
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31		500	529
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	(14)	1,000	566
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32		700	748
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)		175	176
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)		325	327
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)		1,000	1,091
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)		1,040	1,148
New Jersey Turnpike Authority Revenue	5.000%	1/1/26		1,185	1,305

New Jersey Turnpike Authority Revenue	5.000%	1/1/28		1,190	1,306
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		1,035	1,209
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		1,000	1,153
New Jersey Turnpike Authority Revenue	4.000%	1/1/33		1,035	1,080
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		2,500	2,598
New Jersey Turnpike Authority Revenue	5.000%	1/1/35		1,000	1,128
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25		500	539
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26		750	854
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27		500	498
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/27		3,200	3,667
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30		685	775
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31		1,000	1,123
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35		450	498
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36		1,500	1,653
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37		1,000	1,098
					63,646
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20		2,000	2,101
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/22		275	303
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/23		250	281
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24		1,750	1,837
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19		500	517
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23		500	524
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/26		2,000	2,105
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28		1,445	1,636
					9,304
New York (8.1%)
8 Battery Park City Authority New York Revenue
TOB VRDO	1.710%	10/1/18	LOC	7,595	7,595
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30		500	586
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/31		530	619
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	(ETM)	200	204

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19		300	306
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31		500	539
Hempstead NY GO	4.000%	4/1/29	(4)	1,420	1,513
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35		1,000	1,132
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36		1,000	1,128
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/19 (Prere.)		575	584
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	(ETM)	75	76
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	(ETM)	125	127
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24		130	142
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25		500	575
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		3,000	3,211
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/22		8,095	8,886
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/31		1,850	2,137
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23		365	366
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26		1,010	1,186
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37		1,000	1,134
Nassau County NY GO	5.000%	4/1/23		1,000	1,109
New York City NY GO	5.500%	11/15/18 (Prere.)		300	301
New York City NY GO	5.625%	4/1/19 (Prere.)		815	830
New York City NY GO	5.000%	5/15/19 (Prere.)		485	494
New York City NY GO	5.000%	5/15/19 (Prere.)		480	489
New York City NY GO	5.000%	8/1/19		1,500	1,538
New York City NY GO	5.000%	8/1/19		1,065	1,092
New York City NY GO	5.000%	8/1/20		2,100	2,213
New York City NY GO	5.000%	8/1/20		2,935	3,094
New York City NY GO	5.000%	8/1/21		2,000	2,156
New York City NY GO	5.000%	8/1/21		1,545	1,666
New York City NY GO	5.000%	8/1/21		515	555
New York City NY GO	5.000%	8/1/22		500	551
New York City NY GO	5.000%	8/1/22		1,290	1,421
New York City NY GO	5.000%	10/1/22		500	541
New York City NY GO	5.000%	8/1/23		1,505	1,688
New York City NY GO	5.000%	8/1/23		400	440
New York City NY GO	5.000%	8/1/24		1,000	1,138
New York City NY GO	5.000%	8/1/25		1,055	1,217
New York City NY GO	5.000%	8/1/25		1,000	1,153
New York City NY GO	5.000%	8/1/25		770	836

New York City NY GO	5.000%	8/1/26		500	547
New York City NY GO	5.000%	8/1/26		1,000	1,102
New York City NY GO	5.000%	8/1/28		400	421
New York City NY GO	5.625%	4/1/29		25	26
New York City NY GO	5.000%	5/15/29		15	15
New York City NY GO	5.000%	8/1/30		1,000	1,109
New York City NY GO	5.000%	3/1/31		1,340	1,472
New York City NY GO	5.000%	8/1/31		365	391
New York City NY GO	5.000%	12/1/32		1,755	2,009
New York City NY GO	5.000%	12/1/33		1,515	1,727
New York City NY GO	5.000%	12/1/35		1,000	1,132
New York City NY GO VRDO	1.650%	10/1/18	LOC	5,715	5,715
New York City NY GO VRDO	1.650%	10/1/18		7,965	7,965
New York City NY GO VRDO	1.670%	10/1/18		14,200	14,200
New York City NY GO VRDO	1.680%	10/1/18	LOC	6,840	6,840
New York City NY GO VRDO	1.680%	10/1/18		7,100	7,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24		1,500	1,558
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30		575	595
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29		1,000	1,099
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/38		2,000	1,961
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26		1,000	988
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27		500	510
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27		1,250	1,438
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30		500	524
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31		500	535
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32		2,900	3,295
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33		1,000	1,174
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36		2,000	2,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38		2,000	2,268
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.630%	10/1/18		7,700	7,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.650%	10/1/18		9,300	9,300
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24		550	606
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25		500	505
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26		500	505
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28		1,730	1,973

New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,079
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,273
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,000	1,138
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	273
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	1,605	1,836
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/19	1,100	1,111
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	64
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	1,000	1,109
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	460	499
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,519
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	937
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	548
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	440	471
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	532
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	326
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	548
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,394
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	548
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,696
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	1,815	2,072
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	1,530	1,752
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,680	1,898
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,612
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,686
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	1,500	1,706
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,745	1,954
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	1,235	1,278
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	1,665	1,879

New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.680%	10/1/18		3,700	3,700
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/35		1,500	1,726
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/36		3,000	3,433
New York City NY Transitional Finance Authority
Revenue VRDO	1.670%	10/1/18		6,380	6,380
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26		1,275	1,498
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/35		2,000	2,302
New York City Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/36		2,000	2,289
New York Liberty Development Corp. Revenue	5.000%	11/15/31		1,090	1,173
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31		1,000	1,088
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35		750	911
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20		1,530	1,619
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)		500	534
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)		500	545
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21		1,000	1,084
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21		230	249
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21	(14)	325	356
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)		820	915
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)		570	643
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23		1,045	1,174
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24		2,180	2,473
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25		1,135	1,300
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26		1,645	1,900
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28		1,675	1,921
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31		1,445	1,514
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32		1,500	1,566
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33		680	736
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)		600	622
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32		1,000	589

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33		1,500	1,585
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46		2,000	2,053
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51		3,250	3,438
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18		130	131
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)		1,215	1,325
New York NY GO VRDO	1.680%	10/1/18		15,000	15,000
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24	(2)	500	582
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27	(2)	500	604
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21		500	527
New York State Dormitory Authority Revenue	5.000%	10/1/20		75	77
New York State Dormitory Authority Revenue	4.000%	7/1/34		1,200	1,265
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.590%	10/8/18	LOC	2,960	2,960
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24		400	420
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28		1,000	1,123
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32		1,000	1,108
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23		650	682
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19	(14)	500	515
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)		500	538
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)		200	203
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)		170	185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)		160	174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23		830	905
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24		840	913
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25		1,500	1,725
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26		520	574
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27		2,045	2,404
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29		1,000	1,160
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30		2,000	2,232
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32		500	540

New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33		1,975	2,084
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33		300	323
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34		1,905	2,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34		2,000	2,217
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35		1,000	1,045
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20		595	630
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	(4)	390	423
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22		500	511
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)		500	528
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21		1,135	1,215
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24		975	1,109
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25		1,270	1,466
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32		1,480	1,703
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33		1,730	1,971
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35		1,420	1,594
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36		1,170	1,327
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36		1,500	1,715
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37		2,160	2,460
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29		1,000	990
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22		2,025	2,238
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24		365	384
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25		500	549
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34		1,500	1,726
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37		1,000	1,152
New York State GO	4.500%	2/1/19		500	505
New York State GO	5.000%	2/15/30		315	336

New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21		490	511
New York State Thruway Authority Revenue	5.000%	5/1/19		1,230	1,251
New York State Thruway Authority Revenue	5.000%	1/1/30		500	540
New York State Thruway Authority Revenue	5.000%	1/1/35		1,000	1,109
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)		500	500
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19		500	507
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20		500	522
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25		500	540
New York State Urban Development Corp.
Revenue	5.000%	3/15/36		2,000	2,255
New York State Urban Development Corp.
Revenue	5.000%	3/15/37		2,000	2,246
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	(ETM)	145	146
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18		355	357
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	530	589
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24		1,325	1,504
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25		2,165	2,494
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26		2,000	2,261
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29		1,500	1,718
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31		2,000	2,203
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31		1,420	1,612
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33		2,000	2,261
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33		1,485	1,634
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26		1,805	2,060
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28		1,250	1,306
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29		1,015	1,169
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35		1,000	1,131
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36		1,110	1,280
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21		1,545	1,648
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27		1,370	1,511
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29		1,270	1,410
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34		1,760	1,920

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	305	306
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,700
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	195	196
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,130	673
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,266
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,900	2,173
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	1,000	1,135
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,781
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,136
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,203
3 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,762
Westchester County NY GO	5.000%	7/1/20	435	458
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	11
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	58
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	890	940
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,181
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,574
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,639
				364,633
North Carolina (0.4%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/22 (Prere.)	330	367
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	170	188
Cary NC Combined Utility Systems Revenue	5.000%	12/1/29	400	475
Charlotte NC Airport Revenue	5.000%	7/1/25	2,050	2,368
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	250
Durham County NC GO	5.000%	4/1/20	685	716
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	506
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/34	1,000	1,127
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	565
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	500	523
North Carolina GAN	5.000%	3/1/25	1,000	1,148
North Carolina GAN	5.000%	3/1/27	1,015	1,155
North Carolina GO	5.000%	3/1/20	275	287
North Carolina GO	4.000%	6/1/20	500	517
North Carolina GO	5.000%	5/1/22	250	275
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,073
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,096

North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24		600	655
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)		355	358
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30		145	146
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/22 (Prere.)		180	199
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24		320	353
Raleigh NC GO	5.000%	9/1/27		2,000	2,394
Wake County NC Limited Obligation Revenue	4.000%	12/1/19		680	696
					17,437
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25		1,210	1,356

Ohio (1.5%)
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29		1,270	1,449
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37		2,200	2,202
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)		570	627
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26		1,000	1,148
Bowling Green State University Ohio Revenue	5.000%	6/1/26		250	287
Bowling Green State University Ohio Revenue	5.000%	6/1/27		250	288
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31		500	530
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)		435	463
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26		725	773
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27		380	404
Cincinnati OH GO	4.000%	12/1/34		250	262
Columbus OH City School District GO	0.000%	12/1/29	(4)	1,000	687
Columbus OH GO	5.000%	7/1/25		535	587
Columbus OH GO	4.000%	8/15/26		1,730	1,885
Columbus OH Sewer Revenue	5.000%	6/1/28		4,000	4,551
Columbus OH Sewer Revenue	5.000%	6/1/30		1,500	1,724
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25		510	570
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32		1,000	1,073
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33		615	648
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20		1,000	1,059
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28		1,680	1,893
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/28		450	528
Franklin County OH Sales Tax Revenue	5.000%	6/1/27		895	1,062

Franklin County OH Sales Tax Revenue	5.000%	6/1/28		760	912
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18		350	352
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36		1,000	1,100
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21		200	212
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27		2,000	2,353
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)		460	468
Kent State University Ohio Revenue	5.000%	5/1/23	(12)	40	41
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)		180	196
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)		535	585
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26		320	337
Miami Valley OH Career Technology Center GO	5.000%	12/1/25		860	998
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.680%	10/1/18	LOC	500	500
North Royalton OH City School District GO	5.000%	12/1/26		300	345
North Royalton OH City School District GO	5.000%	12/1/28		1,400	1,597
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20		100	106
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/33		1,525	1,754
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/36		1,250	1,421
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22		750	818
Ohio GO	5.000%	5/1/23		1,270	1,422
Ohio GO	5.000%	8/1/23		500	552
Ohio GO	5.000%	8/1/24		500	571
Ohio GO	5.000%	11/1/24		1,675	1,920
Ohio GO	5.000%	2/1/25		2,425	2,788
Ohio GO	5.000%	2/1/27		1,000	1,160
Ohio GO	5.000%	3/15/36		1,005	1,117
Ohio Higher Education GO	5.000%	8/1/21		500	540
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22		560	618
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/28		500	589
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/32		1,000	1,148
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/25		2,280	2,642
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28		1,010	1,165
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/26		895	1,040
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)		500	520
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20	(14)	1,000	1,046
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28		1,015	1,114
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35		1,280	1,461

Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	445
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,630	1,926
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	2,010	2,368
Penta Career Center Ohio COP	5.250%	4/1/23	125	136
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	1,000	1,102
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	665	733
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	550	605
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	255	280
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	275
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	260	286
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	275
				68,639
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/25	1,045	1,137
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,400
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	1,145	1,293
Oklahoma City OK GO	5.000%	3/1/24	525	561
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,701
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	300	320
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,224
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	305
University of Oklahoma Revenue	5.000%	7/1/31	475	507
				9,448
Oregon (0.4%)
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/28	1,000	1,179
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/33	1,125	1,297
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	478
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,716
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	430	463
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,380	1,564
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	70	75
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/35	2,330	2,659
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/19	4,000	4,135
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	1,000	1,117
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/31	450	481
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/32	450	479
Oregon GO	5.000%	5/1/23	500	549

6 Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/33		550	602
6 Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/38		500	538
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36		1,000	1,137
					18,469
Pennsylvania (2.7%)
Allegheny County PA GO	4.000%	11/1/30		1,000	1,050
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)		325	351
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/27		1,000	1,134
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/32		1,000	1,110
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/33		1,000	1,106
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/38		500	495
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	2.290%	2/1/21		465	467
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29		475	487
8 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.710%	10/1/18	LOC	5,450	5,450
Allegheny County PA Port Authority Revenue	5.750%	3/1/29		500	541
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24		1,000	1,068
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27		250	271
Allentown PA School District GO	5.000%	6/1/31	(15)	500	552
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/25		1,980	2,238
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31		530	582
Chester County PA GO	5.000%	11/15/22 (Prere.)		750	834
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/26	(15)	335	359
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/27	(15)	365	391
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26		500	565
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29		1,000	1,074
Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)	1,250	988
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20		650	682
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29		1,185	1,329

Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/25	(4)	1,000	1,112
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19		500	506
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)		500	549
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23		1,015	1,084
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25		1,000	1,085
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20		1,000	998
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25		1,250	1,340
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25		1,275	1,444
Pennsylvania COP	5.000%	7/1/26		500	561
Pennsylvania COP	5.000%	7/1/27		500	564
Pennsylvania Economic Development Financing
Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/34		1,000	1,039
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)		670	695
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25		1,045	1,201
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29		1,060	1,203
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30		1,510	1,729
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20		700	716
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21		1,330	1,340
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40		3,500	3,599
Pennsylvania GO	5.000%	4/15/19 (Prere.)		500	508
Pennsylvania GO	5.000%	7/1/20		545	572
Pennsylvania GO	5.375%	7/1/21		500	541
Pennsylvania GO	5.000%	11/15/21 (Prere.)		500	544
Pennsylvania GO	5.000%	8/15/23		2,000	2,226
Pennsylvania GO	5.000%	1/1/24		1,500	1,675
Pennsylvania GO	5.000%	8/15/24		500	563
Pennsylvania GO	5.000%	1/1/26		3,295	3,763
Pennsylvania GO	5.000%	9/15/26		1,500	1,726
Pennsylvania GO	4.000%	8/15/30	(4)	1,000	1,056
Pennsylvania GO	5.000%	10/15/32		1,000	1,095

Pennsylvania GO	4.000%	3/1/33	(4)	1,110	1,152
Pennsylvania GO	4.000%	3/1/34	(4)	1,670	1,727
Pennsylvania GO	4.000%	3/1/37	(15)	1,000	1,021
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	(ETM)	740	755
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24		200	211
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32		500	538
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)		500	514
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36		1,295	1,329
Pennsylvania State University Revenue	5.000%	3/1/25		500	520
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32		1,000	1,124
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24		1,040	1,161
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28		510	581
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)		190	194
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)		860	877
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)		175	181
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)		495	526
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)		265	281
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)		695	738
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)		1,750	1,858
2 Pennsylvania Turnpike Commission Revenue	2.540%	12/1/21		1,315	1,334
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		170	175
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		1,980	2,209
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		1,310	1,502
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		1,140	1,278
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(4)	1,635	1,872
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		750	857
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		2,255	2,535
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		1,500	1,668
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		2,000	2,214
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		1,500	1,639
Philadelphia PA Airport Revenue	5.000%	6/15/23		1,120	1,171
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24		1,015	1,142
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27		1,000	1,136
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/32		750	863
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/37		345	380
Philadelphia PA Gas Works Revenue	5.000%	10/1/25		1,550	1,758
Philadelphia PA Gas Works Revenue	5.000%	10/1/26		1,000	1,143
Philadelphia PA Gas Works Revenue	5.000%	10/1/29		1,010	1,144
Philadelphia PA Gas Works Revenue	5.000%	8/1/36		1,300	1,448

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25		1,000	1,096
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)		500	511
Philadelphia PA School District GO	5.000%	9/1/21		1,035	1,081
Philadelphia PA School District GO	5.250%	9/1/22		545	572
Philadelphia PA School District GO	5.000%	9/1/31		940	1,036
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)		560	590
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26		1,000	1,122
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/32		1,025	1,173
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35		1,110	1,138
Reading PA School District GO	5.000%	3/1/25	(4)	805	906
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/25		815	931
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/26		770	886
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27		1,135	1,278
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34		1,085	1,182
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)		1,000	1,048
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/29	(15)	1,075	1,127
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24	(15)	1,535	1,705
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26	(4)	1,650	1,867
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/37		1,000	1,154
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)		500	515
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/21 (Prere.)		80	87
					121,919
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	500	504
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21	(13)(3)	500	536
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26	(ETM)	1,000	1,227
					2,267
Rhode Island (0.1%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30		500	559
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25		500	570

Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41		1,540	1,539
					2,668
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23		590	664
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27		250	271
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/25		1,000	1,116
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34		1,500	1,627
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25		1,000	1,123
Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/24		2,000	2,110
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(14)	1,600	1,370
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26		1,420	1,609
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	1.640%	10/1/18		1,800	1,800
South Carolina GO	5.000%	4/1/20		450	470
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21		1,000	1,073
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (Prere.)		1,000	1,135
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)		500	504
South Carolina Public Service Authority
Revenue	5.000%	12/1/26		1,140	1,258
South Carolina Public Service Authority
Revenue	5.000%	12/1/28		1,465	1,541
South Carolina Public Service Authority
Revenue	5.000%	12/1/37		1,000	1,077
South Carolina Public Service Authority
Revenue	5.000%	12/1/37		2,095	2,248
South Carolina Public Service Authority
Revenue	5.000%	12/1/38		1,035	1,087
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26	(15)	1,000	1,119
					23,202
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25		2,000	2,181
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32		1,020	1,152
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34		1,975	2,000
					5,333
Tennessee (0.7%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31		1,000	1,140

Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33		1,500	1,587
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27		1,035	1,130
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	1.680%	10/1/18	LOC	405	405
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/27		1,570	1,784
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36		1,000	1,092
Memphis TN GO	5.000%	5/1/30		500	534
Memphis TN Water System Revenue	4.000%	12/1/34		575	607
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/35		865	994
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21		625	657
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27		500	529
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20		600	630
Shelby County TN GO	5.000%	3/1/19		500	507
Shelby County TN GO	5.000%	4/1/19	(ETM)	100	102
Shelby County TN GO	5.000%	4/1/19		400	406
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22		1,835	2,014
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24		1,800	1,990
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24		1,000	1,123
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25		915	1,020
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26		1,035	1,185
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27		1,000	1,118
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23		3,100	3,245
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25		2,500	2,626
Tennessee GO	5.000%	8/1/20		625	659
Tennessee GO	5.000%	8/1/21		1,490	1,611
Tennessee GO	5.000%	8/1/22		1,475	1,630
Williamson County TN GO	4.000%	5/1/27		1,320	1,405
					31,730
Texas (5.4%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27		1,280	1,458
Arlington TX GO	5.000%	8/15/19		1,920	1,971
Arlington TX Special Tax Revenue	5.000%	2/15/27	(4)	410	477
Arlington TX Special Tax Revenue	5.000%	2/15/28	(4)	305	358
Arlington TX Special Tax Revenue	5.000%	2/15/32	(15)	1,140	1,299
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25		500	559
Austin TX Airport System Revenue	5.000%	11/15/26		1,045	1,213

Austin TX Airport System Revenue	5.000%	11/15/32	1,170	1,330
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,139
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	67
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	210	217
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21 (ETM)	500	543
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	1,000	1,126
Beaumont TX Independent School District GO	5.000%	2/15/21	3,570	3,806
Bexar County TX GO	5.000%	6/15/26	4,450	5,100
Bexar County TX GO	4.000%	6/15/34	1,000	1,041
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,045
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	523
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,015	1,132
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	82
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	141
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,128
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	840	936
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	540	581
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,400	1,547
City of Fort Worth TX GO	5.000%	3/1/27	4,520	4,883
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	214
Corpus Christi TX Independent School District
GO	4.000%	8/15/34	1,130	1,179
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	532
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	2,040	2,386
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	502
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	551
Dallas TX Independent School District GO	5.000%	2/15/23	485	518
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	211
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,178
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	210	227
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/31	1,675	1,796
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,116
Denton TX Independent School District GO	5.000%	8/15/37	1,360	1,540
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	479

Galveston County TX GO	4.000%	2/1/34	750	786
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,118
9 Grand Parkway Transportation Corp. TX System
Toll Revenue	0.000%	10/1/30	1,550	1,458
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,748
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/30	1,000	1,154
Harris County TX Flood Control District GO	5.250%	10/1/18	435	435
Harris County TX GO	5.000%	10/1/21 (Prere.)	280	303
Harris County TX GO	5.000%	8/15/22	1,850	2,037
Harris County TX GO	5.000%	10/1/23	500	515
Harris County TX GO	5.000%	10/1/23	20	22
Harris County TX GO	5.000%	8/15/32	1,025	1,122
Harris County TX GO	5.000%	10/1/36	1,200	1,351
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	1.700%	10/1/18	4,690	4,690
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,027
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	513
Harris County TX Toll Road Revenue	5.000%	8/15/32	515	562
Hays County TX GO	5.000%	2/15/35	1,090	1,231
Highland Park TX Independent School District
GO	5.000%	2/15/19	1,000	1,012
Houston TX Airport System Revenue	5.000%	7/1/26	1,110	1,292
Houston TX Airport System Revenue	5.000%	7/1/37	1,685	1,914
Houston TX GO	5.000%	3/1/19 (Prere.)	445	450
Houston TX GO	5.000%	3/1/20	55	56
Houston TX GO	5.000%	3/1/27	1,000	1,168
Houston TX GO	4.000%	3/1/35	1,500	1,559
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,070	1,206
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,214
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,150
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,072
Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,312
Houston TX Utility System Revenue	5.000%	11/15/26	1,000	1,171
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,051
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,057
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,119
2 Houston TX Utility System Revenue PUT	2.460%	5/1/20	1,000	1,006
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,601
Katy TX Independent School District GO	4.000%	2/15/27	275	291
Katy TX Independent School District GO	4.000%	2/15/28	375	396
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,363
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	500	534
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,265	1,455
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,125
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	257
Lone Star College System Texas GO	5.000%	2/15/28	1,200	1,377
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	1,525	1,553
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	1,835	1,871
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,000	1,117

Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,200	1,348
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/34	1,000	1,140
Lubbock TX GO	5.000%	2/15/23	500	545
Mansfield TX Independent School District GO	5.000%	2/15/26	1,250	1,381
Mansfield TX Independent School District GO	4.000%	2/15/29	1,265	1,327
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	350	370
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,795
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,173
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,101
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	951
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	499
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	216
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	229
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	263
North East TX Independent School District GO	5.250%	2/1/22	580	637
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	2,390	2,634
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/22	1,495	1,640
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/23	1,555	1,737
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	1,500	1,588
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,814
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,149
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	205	207
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	500	546
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,733
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,162
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,450	2,726
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	45
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,190	1,338
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	551

North Texas Tollway Authority System Revenue	5.000%	1/1/32		1,790	1,985
North Texas Tollway Authority System Revenue	4.000%	1/1/33		1,550	1,611
North Texas Tollway Authority System Revenue	5.000%	1/1/33		1,500	1,659
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,575	1,737
North Texas Tollway Authority System Revenue	5.000%	1/1/35		1,035	1,138
North Texas Tollway Authority System Revenue	4.000%	1/1/36		1,015	1,038
North Texas Tollway Authority System Revenue	4.000%	1/1/37	(4)	1,500	1,531
North Texas Tollway Authority System Revenue	5.000%	1/1/38		1,000	1,117
Northwest Independent School District Texas
GO	5.000%	2/15/26		1,000	1,144
Northwest Independent School District Texas
GO	5.000%	2/15/32		1,750	1,964
Pasadena TX GO	4.000%	2/15/28		1,000	1,068
Pearland TX GO	4.000%	3/1/32		1,000	1,057
Pearland TX GO	4.000%	3/1/33		360	379
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/32		240	253
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/33		340	357
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19		500	513
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19		210	216
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19		500	505
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21		500	533
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34		1,230	1,280
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36		1,000	1,129
San Antonio TX GO	5.000%	8/1/20		125	132
San Antonio TX GO	5.000%	2/1/22		1,000	1,066
San Antonio TX GO	5.000%	2/1/24		500	532
San Antonio TX GO	5.000%	2/1/26		1,000	1,149
San Antonio TX GO	4.000%	2/1/29		1,000	1,048
San Antonio TX Independent School District GO	5.000%	8/15/29		1,295	1,478
San Antonio TX Independent School District GO	5.000%	8/15/37		2,495	2,793
San Antonio TX Water Revenue	5.000%	5/15/34		1,000	1,140
San Antonio TX Water Revenue	5.000%	5/15/38		1,440	1,634
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/34		1,350	1,418
Spring Branch TX Independent School District
GO	5.000%	2/1/20		1,000	1,039
Spring TX Independent School District GO	5.000%	8/15/32		1,000	1,136
Spring TX Independent School District GO	5.000%	8/15/35		1,370	1,555
Sugar Land TX GO	5.000%	2/15/26		510	591
Sugar Land TX GO	5.000%	2/15/27		535	627
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31		1,000	1,110
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28	(12)	375	379
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21		1,000	1,075

Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)		500	509
Texas GO	5.000%	10/1/22		1,040	1,150
Texas GO	5.000%	10/1/24		1,065	1,217
Texas GO	5.000%	8/1/26		925	996
Texas GO	5.000%	8/1/27		1,000	1,077
Texas GO	5.000%	10/1/27		1,400	1,579
Texas GO	5.000%	10/1/28		1,330	1,498
Texas GO	5.000%	8/1/31		500	537
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21		365	396
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22		1,005	1,101
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23		380	416
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23		245	274
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24		580	656
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25		2,215	2,408
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28		1,335	1,440
Texas Municipal Power Agency Revenue	5.000%	9/1/27		520	546
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21	(15)	1,000	1,071
Texas Revenue	4.000%	8/29/19		3,000	3,055
Texas State University System Financing
System Revenue	5.000%	3/15/32		1,605	1,837
Texas Tech University System Financing
System Revenue	5.000%	2/15/19 (Prere.)		500	506
Texas Transportation Commission GO	5.000%	10/1/21		1,520	1,647
Texas Transportation Commission GO	5.000%	10/1/22		1,175	1,299
Texas Transportation Commission GO	5.000%	10/1/29		1,500	1,717
2 Texas Transportation Commission GO PUT	1.940%	10/1/21		1,500	1,500
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34		1,390	1,599
Texas Transportation Commission Revenue	5.000%	4/1/21		1,545	1,653
Texas Transportation Commission Revenue	5.000%	4/1/23		1,855	2,069
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33		525	567
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34		665	716
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37		2,330	2,537
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20	(ETM)	285	273
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20	(2)	525	503
Texas Water Development Board Revenue	5.000%	4/15/21		1,025	1,099
Texas Water Development Board Revenue	4.000%	10/15/32		1,000	1,059
6 Texas Water Development Board Revenue	4.000%	10/15/33		1,580	1,663
6 Texas Water Development Board Revenue	4.000%	10/15/34		1,465	1,534
Texas Water Development Board Revenue	4.000%	10/15/35		1,770	1,849
Texas Water Development Board Revenue	4.000%	10/15/35		2,860	2,979
6 Texas Water Development Board Revenue	4.000%	10/15/35		1,685	1,757
Travis TX GO	5.000%	3/1/27		1,545	1,787

Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27		1,000	1,164
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/37		1,235	1,414
University of Houston Texas Revenue	4.000%	2/15/33		1,840	1,919
University of North Texas Revenue	4.000%	4/15/34		1,110	1,152
University of North Texas Revenue	5.000%	4/15/36		1,225	1,390
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21		1,300	1,402
University of Texas Revenue	5.000%	8/15/29		4,570	5,171
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19		325	333
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20		1,000	1,054
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21		500	540
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23		1,110	1,248
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/27	(15)	1,115	1,301
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/32	(15)	250	261
Williamson County TX GO	5.000%	2/15/23		230	251
					243,589
Utah (0.5%)
Central Utah Water Conservancy District GO	5.000%	4/1/30		500	533
Central Utah Water Conservancy District
Revenue	4.000%	10/1/32		1,000	1,066
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/32		750	793
Murray UT Hospital Revenue (IHC Health
Services) VRDO	1.690%	10/1/18		4,900	4,900
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/30		1,355	1,575
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)		350	386
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/34		750	860
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/35		800	913
Utah GO	5.000%	7/1/19		615	629
Utah GO	5.000%	7/1/21		1,300	1,404
Utah GO	5.000%	7/1/22		1,400	1,546
Utah GO	5.000%	7/1/23		3,500	3,941
Utah GO	5.000%	7/1/24		1,000	1,145
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		1,000	1,153
					20,844
Virginia (1.3%)
Arlington County VA GO	5.000%	8/1/23		600	662
Arlington County VA GO	5.000%	8/15/26		2,000	2,360
Chesapeake VA Toll Road Revenue	5.000%	7/15/21		500	533
Chesterfield County VA GO	5.000%	1/1/22		900	981
Fairfax County VA GO	5.000%	10/1/20		1,710	1,810
Fairfax County VA GO	5.000%	10/1/23		1,255	1,420
Fairfax County VA GO	4.000%	10/1/32		1,415	1,525
Fairfax County VA Public Improvement GO	5.000%	4/1/21		300	322
Fairfax County VA Sewer Revenue	4.000%	7/15/21		1,790	1,885

Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	549
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	5.000%	11/1/28	1,020	1,203
Norfolk VA GO	5.000%	10/1/20	775	820
Norfolk VA GO	5.000%	8/1/21	2,040	2,206
Norfolk VA GO	5.000%	9/1/29	1,395	1,599
Norfolk VA GO	5.000%	9/1/30	1,090	1,248
Norfolk VA GO	5.000%	9/1/32	1,345	1,537
Norfolk VA Water Revenue	5.000%	5/1/22 (Prere.)	495	545
Norfolk VA Water Revenue	5.000%	11/1/31	5	5
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,336
Richmond VA GO	5.000%	3/1/25	1,650	1,908
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,160
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	537
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	750	829
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/30	600	671
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/33	425	471
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,067
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	1,900	1,995
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,614
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	392
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,611
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	1,255	1,469
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,090	2,461
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,750	1,832
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,280	1,339
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/36	1,695	1,767
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	1,250	1,427
Virginia Public School Authority Revenue	5.000%	8/1/19	500	512
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	3,856
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,759

Virginia Public School Authority Revenue	5.000%	8/1/26		1,500	1,767
Virginia Public School Authority Revenue	5.000%	8/1/29		1,500	1,747
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21		1,055	1,132
					56,869
Washington (1.3%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26		750	882
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20		500	526
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31		1,200	1,360
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21		1,355	1,460
King County WA GO	5.000%	1/1/19		150	151
King County WA GO	5.000%	7/1/20		1,250	1,315
King County WA GO	5.000%	1/1/24		500	543
King County WA GO	4.000%	12/1/32		1,500	1,586
King County WA Sewer Revenue	5.000%	1/1/20		1,000	1,038
Kitsap County WA School District No. 401 GO	4.000%	12/1/33		755	796
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21		1,000	1,082
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28		2,550	2,786
Pierce County WA School District No. 3
Puyallup GO	5.000%	12/1/25		1,000	1,108
Pierce County WA School District No. 402 GO	4.000%	12/1/33		1,840	1,941
Port of Seattle WA Revenue	5.000%	8/1/29		250	272
Seattle WA GO	5.000%	6/1/21		1,000	1,077
University of Washington Revenue	5.000%	4/1/31		335	357
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23		375	404
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		1,000	1,136
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31		1,500	1,584
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25		1,090	1,245
Washington GO	5.000%	8/1/19 (Prere.)		500	513
Washington GO	0.000%	6/1/20	(14)	500	483
Washington GO	5.000%	7/1/20		1,000	1,051
Washington GO	5.000%	2/1/22 (Prere.)		500	547
Washington GO	5.000%	7/1/22		1,390	1,530
Washington GO	5.000%	7/1/23		1,000	1,122
Washington GO	5.000%	7/1/25		560	613
Washington GO	5.000%	7/1/25		1,500	1,705
Washington GO	4.000%	7/1/27		2,750	2,895
Washington GO	4.000%	7/1/27		2,425	2,553
Washington GO	5.000%	8/1/27		1,000	1,147
Washington GO	5.000%	8/1/27		1,160	1,373
Washington GO	4.000%	7/1/28		1,135	1,190
Washington GO	4.000%	7/1/28		3,180	3,334
Washington GO	5.000%	8/1/30		1,585	1,847
Washington GO	5.000%	8/1/31		1,970	2,285
Washington GO	5.000%	8/1/36		2,070	2,382
Washington GO	5.000%	8/1/38		2,070	2,365
Washington GO	5.000%	8/1/39		1,590	1,783

Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,918
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,147
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	959
Washington State University General Revenue	5.000%	10/1/31	500	537
				57,928
West Virginia (0.3%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/33	1,000	1,140
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/29	1,180	1,361
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/37	1,545	1,580
West Virginia GO	5.000%	12/1/35	1,000	1,151
West Virginia GO	5.000%	6/1/36	1,000	1,147
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	1,315	1,467
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/29	750	853
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,065	1,088
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	3,140	3,220
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/33	750	868
				13,875
Wisconsin (0.8%)
Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,002
Milwaukee WI GO	4.000%	3/15/20	1,000	1,029
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/19 (Prere.)	45	46
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/28	415	424
Wisconsin GO	5.000%	5/1/19	1,335	1,359
Wisconsin GO	5.000%	11/1/19	1,250	1,291
Wisconsin GO	5.000%	5/1/20	1,000	1,047
Wisconsin GO	5.000%	5/1/21 (ETM)	15	16
Wisconsin GO	5.000%	5/1/21	760	817
Wisconsin GO	5.000%	5/1/22 (Prere.)	35	38
Wisconsin GO	5.000%	11/1/23	2,405	2,722
Wisconsin GO	5.000%	5/1/24	500	547
Wisconsin GO	5.000%	5/1/26	2,210	2,414
6 Wisconsin GO	5.000%	5/1/29	1,000	1,103
Wisconsin GO	5.000%	5/1/36	2,000	2,242
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,191
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	2,000	2,061

Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34		1,500	1,541
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36		1,895	2,116
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25		1,670	1,854
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)		1,150	1,240
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/31		1,010	1,051
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30		500	544
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30		1,085	1,208
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32		500	549
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)		115	126
Wisconsin Transportation Revenue	5.000%	7/1/23		385	423
Wisconsin Transportation Revenue	5.000%	7/1/31		1,285	1,492
Wisconsin Transportation Revenue	5.000%	7/1/33		2,755	3,081
					35,574
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/34	(15)	1,000	1,110
Total Tax-Exempt Municipal Bonds (Cost $2,330,827)					2,334,255
Temporary Cash Investments (0.0%)1
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.034%	11/15/18		150	149
3 United States Treasury Bill	2.099%	12/27/18		800	796
Total Temporary Cash Investments (Cost $945)					945
Total Investments (99.8%) (Cost $3,437,028)					4,487,837
Other Assets and Liabilities (0.2%)					7,421
Net Assets (100%)					4,495,258

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 48.2% and -0.3%, respectively, of net assets.
2	Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3	Securities with a value of $1,567,000 have been segregated as initial margin for open futures contracts.
4	5.000% coupon rate will be effective February 2023.
5	6.200% coupon rate will be effective January 2024.
6	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2018.
7	4.000% coupon rate will be effective February 2021.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $13,384,000, representing 0.3% of net assets.
9	5.050% coupon rate will be effective October 2023. CVR—Contingent Value Rights.

Tax-Managed Balanced Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

Tax-Managed Balanced Fund

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				000
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	484	101,995	(264
5-Year U.S. Treasury Note	December 2018	202	22,720	(78
E-mini S&P 500 Index	December 2018	101	14,741	39
10-Year U.S. Treasury Note	December 2018	92	10,928	(32
Ultra 10-Year U.S. Treasury Note	December 2018	13	1,638	6
				(329
Short Futures Contracts
30-Year U.S. Treasury Bond	December 2018	(76)	(10,678	140
				(189

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds and stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is

Tax-Managed Balanced Fund

mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,150,865	1,740	32
Tax-Exempt Municipal Bonds	—	2,334,255	—
Temporary Cash Investments	—	945	—
Futures Contracts—Assets[1]	51	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	2,150,911	2,336,940	32
1 Represents variation margin on the last day of the reporting period.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (14.5%)
	Wolverine World Wide Inc.	760,151	29,684
*	RH	210,190	27,537
*	iRobot Corp.	235,042	25,836
	Strategic Education Inc.	177,965	24,387
*	Penn National Gaming Inc.	692,328	22,791
	Steven Madden Ltd.	428,101	22,647
*	Fox Factory Holding Corp.	312,694	21,904
	Dave & Buster's Entertainment Inc.	330,189	21,865
	DSW Inc. Class A	580,509	19,668
*	Dorman Products Inc.	252,485	19,421
	Monro Inc.	270,834	18,850
	Callaway Golf Co.	770,274	18,710
*	Cavco Industries Inc.	71,950	18,203
*	Shutterfly Inc.	275,902	18,179
	LCI Industries	210,555	17,434
	Children's Place Inc.	134,968	17,249
	Wingstop Inc.	245,457	16,757
*	TopBuild Corp.	294,764	16,749
*	G-III Apparel Group Ltd.	340,945	16,430
*	Cooper-Standard Holdings Inc.	133,741	16,046
	Lithia Motors Inc. Class A	191,903	15,671
*	American Axle & Manufacturing Holdings Inc.	874,986	15,260
	Office Depot Inc.	4,629,931	14,862
*	Gentherm Inc.	313,638	14,255
	Sonic Corp.	328,201	14,224
	GameStop Corp. Class A	889,536	13,583
*	Shake Shack Inc. Class A	211,643	13,336
*	Belmond Ltd. Class A	712,308	13,000
	Core-Mark Holding Co. Inc.	381,972	12,972
	BJ's Restaurants Inc.	178,589	12,894
*	Sleep Number Corp.	350,382	12,887
	Oxford Industries Inc.	141,344	12,749
	Cooper Tire & Rubber Co.	447,686	12,670
	Caleres Inc.	352,482	12,640
*	Meritage Homes Corp.	316,318	12,621
*	Crocs Inc.	584,805	12,451
	Dine Brands Global Inc.	152,158	12,372
	La-Z-Boy Inc.	389,659	12,313
	Abercrombie & Fitch Co.	572,010	12,081
	MDC Holdings Inc.	401,216	11,868
*	Asbury Automotive Group Inc.	161,853	11,127
	Gannett Co. Inc.	1,110,525	11,116
	Guess? Inc.	489,841	11,070
	Scholastic Corp.	236,706	11,052
	Group 1 Automotive Inc.	164,242	10,659
	Tailored Brands Inc.	414,874	10,451
	Sturm Ruger & Co. Inc.	150,765	10,410
	Nutrisystem Inc.	258,268	9,569
	Chico's FAS Inc.	1,063,991	9,225

Standard Motor Products Inc.	186,629	9,186
* Fossil Group Inc.	384,562	8,953
New Media Investment Group Inc.	567,919	8,911
* Vista Outdoor Inc.	490,867	8,782
* Career Education Corp.	579,167	8,647
Winnebago Industries Inc.	249,522	8,272
EW Scripps Co. Class A	494,580	8,161
Marcus Corp.	191,105	8,036
Ruth's Hospitality Group Inc.	253,439	7,996
* Genesco Inc.	166,184	7,827
* Express Inc.	669,375	7,403
* LGI Homes Inc.	155,530	7,378
* Installed Building Products Inc.	181,243	7,068
* Rent-A-Center Inc.	481,203	6,920
* Ascena Retail Group Inc.	1,467,619	6,707
* Regis Corp.	327,534	6,692
* Fiesta Restaurant Group Inc.	240,163	6,424
* M/I Homes Inc.	265,334	6,349
Movado Group Inc.	146,908	6,155
PetMed Express Inc.	184,348	6,085
* Universal Electronics Inc.	147,946	5,822
Buckle Inc.	244,135	5,627
* Zumiez Inc.	211,817	5,581
Sonic Automotive Inc. Class A	267,328	5,173
Ethan Allen Interiors Inc.	247,295	5,131
* Monarch Casino & Resort Inc.	110,503	5,022
* American Public Education Inc.	144,532	4,777
Cato Corp. Class A	223,719	4,703
Haverty Furniture Cos. Inc.	207,388	4,583
* William Lyon Homes Class A	285,925	4,543
* Motorcar Parts of America Inc.	190,306	4,463
* Red Robin Gourmet Burgers Inc.	110,665	4,443
* MarineMax Inc.	199,306	4,235
* Nautilus Inc.	302,808	4,224
* Unifi Inc.	148,463	4,206
* Chuy's Holdings Inc.	157,274	4,128
Shoe Carnival Inc.	103,041	3,967
Superior Industries International Inc.	222,976	3,802
* Lumber Liquidators Holdings Inc.	245,360	3,801
* Perry Ellis International Inc.	128,193	3,504
* Vitamin Shoppe Inc.	343,204	3,432
* Hibbett Sports Inc.	167,843	3,155
* Vera Bradley Inc.	199,582	3,046
Barnes & Noble Inc.	518,195	3,006
* El Pollo Loco Holdings Inc.	219,568	2,756
Tile Shop Holdings Inc.	318,474	2,277
* Barnes & Noble Education Inc.	369,438	2,128
* Kirkland's Inc.	190,192	1,919
* Francesca's Holdings Corp.	437,517	1,623
Big 5 Sporting Goods Corp.	316,133	1,612
		1,038,376
Consumer Staples (3.1%)
* Darling Ingredients Inc.	1,327,716	25,651
Medifast Inc.	100,278	22,217
WD-40 Co.	110,394	18,999
J&J Snack Foods Corp.	118,181	17,832
B&G Foods Inc.	562,356	15,437

Universal Corp.	194,185	12,622
Calavo Growers Inc.	128,083	12,373
Cal-Maine Foods Inc.	238,334	11,511
* SUPERVALU Inc.	330,143	10,637
* Central Garden & Pet Co. Class A	285,225	9,452
Inter Parfums Inc.	141,307	9,107
Andersons Inc.	232,084	8,738
MGP Ingredients Inc.	105,486	8,331
* Avon Products Inc.	3,769,383	8,293
SpartanNash Co.	338,688	6,794
John B Sanfilippo & Son Inc.	82,259	5,872
Dean Foods Co.	808,411	5,740
Coca-Cola Bottling Co. Consolidated	26,414	4,815
* Seneca Foods Corp. Class A	101,799	3,431
* Central Garden & Pet Co.	93,359	3,365
		221,217
Energy (4.3%)
* PDC Energy Inc.	546,920	26,777
* Denbury Resources Inc.	3,908,495	24,233
* Carrizo Oil & Gas Inc.	729,243	18,377
* SRC Energy Inc.	2,032,326	18,067
* Oil States International Inc.	473,616	15,724
* Noble Corp. plc	2,098,926	14,755
Archrock Inc.	1,069,817	13,052
US Silica Holdings Inc.	650,337	12,246
* Unit Corp.	458,633	11,952
* Helix Energy Solutions Group Inc.	1,165,339	11,514
* C&J Energy Services Inc.	516,202	10,737
* ProPetro Holding Corp.	610,065	10,060
* CONSOL Energy Inc.	236,443	9,649
* Renewable Energy Group Inc.	322,180	9,279
* Penn Virginia Corp.	112,627	9,071
* Laredo Petroleum Inc.	943,597	7,709
* Newpark Resources Inc.	741,660	7,676
* Exterran Corp.	254,298	6,747
* SEACOR Holdings Inc.	134,649	6,653
* HighPoint Resources Corp.	1,199,692	5,855
Green Plains Inc.	340,167	5,851
* Matrix Service Co.	230,642	5,685
* Bonanza Creek Energy Inc.	173,900	5,179
* KLX Energy Services Holdings Inc.	157,331	5,036
* TETRA Technologies Inc.	1,095,723	4,942
* Ring Energy Inc.	486,288	4,819
* Par Pacific Holdings Inc.	233,141	4,756
* REX American Resources Corp.	58,061	4,387
* Bristow Group Inc.	308,356	3,740
* Era Group Inc.	184,149	2,274
* Pioneer Energy Services Corp.	762,578	2,250
* Cloud Peak Energy Inc.	800,574	1,841
Gulf Island Fabrication Inc.	169,475	1,686
* Geospace Technologies Corp.	119,787	1,641
* CARBO Ceramics Inc.	216,563	1,570
		305,790
Financials (16.6%)
* Green Dot Corp. Class A	393,132	34,918
First Financial Bankshares Inc.	534,229	31,573

FirstCash Inc.	367,819	30,161
Selective Insurance Group Inc.	456,492	28,987
Glacier Bancorp Inc.	647,511	27,901
American Equity Investment Life Holding Co.	747,541	26,433
First Financial Bancorp	801,661	23,809
RLI Corp.	294,751	23,161
Community Bank System Inc.	377,726	23,068
ProAssurance Corp.	481,705	22,616
Columbia Banking System Inc.	576,848	22,364
Old National Bancorp	1,114,356	21,507
First Midwest Bancorp Inc.	799,523	21,259
Great Western Bancorp Inc.	477,410	20,142
Simmons First National Corp. Class A	679,830	20,021
Independent Bank Corp.	226,286	18,691
CVB Financial Corp.	786,728	17,560
Hope Bancorp Inc.	1,079,592	17,457
* First BanCorp	1,837,102	16,718
United Community Banks Inc.	598,959	16,705
Banner Corp.	263,310	16,370
* Blucora Inc.	393,397	15,834
LegacyTexas Financial Group Inc.	369,048	15,721
Apollo Commercial Real Estate Finance Inc.	831,655	15,693
* Axos Financial Inc.	451,751	15,536
NBT Bancorp Inc.	404,172	15,512
ServisFirst Bancshares Inc.	394,017	15,426
Horace Mann Educators Corp.	332,848	14,945
Ameris Bancorp	322,739	14,749
Waddell & Reed Financial Inc. Class A	690,445	14,624
Westamerica Bancorporation	242,724	14,602
First Commonwealth Financial Corp.	896,145	14,464
S&T Bancorp Inc.	326,707	14,166
* Pacific Premier Bancorp Inc.	373,898	13,909
Northwest Bancshares Inc.	799,356	13,845
* PRA Group Inc.	373,759	13,455
Universal Insurance Holdings Inc.	274,972	13,350
Navigators Group Inc.	187,187	12,935
* NMI Holdings Inc. Class A	563,037	12,753
Walker & Dunlop Inc.	237,929	12,582
Invesco Mortgage Capital Inc.	784,562	12,412
* Seacoast Banking Corp. of Florida	419,395	12,246
Provident Financial Services Inc.	498,811	12,246
Brookline Bancorp Inc.	729,437	12,182
Employers Holdings Inc.	264,542	11,984
Berkshire Hills Bancorp Inc.	291,704	11,872
City Holding Co.	154,532	11,868
Safety Insurance Group Inc.	131,827	11,812
AMERISAFE Inc.	179,451	11,117
Boston Private Financial Holdings Inc.	792,075	10,812
James River Group Holdings Ltd.	252,852	10,777
Southside Bancshares Inc.	297,730	10,361
National Bank Holdings Corp. Class A	264,487	9,958
Central Pacific Financial Corp.	372,647	9,849
Tompkins Financial Corp.	118,887	9,652
Heritage Financial Corp.	273,459	9,612
Northfield Bancorp Inc.	577,345	9,191
United Fire Group Inc.	179,093	9,093
Hanmi Financial Corp.	362,870	9,035

Oritani Financial Corp.	577,367	8,978
Piper Jaffray Cos.	116,802	8,918
* Third Point Reinsurance Ltd.	682,360	8,871
Stewart Information Services Corp.	196,689	8,853
* Enova International Inc.	299,264	8,619
TrustCo Bank Corp. NY	999,110	8,492
Banc of California Inc.	426,131	8,054
* Triumph Bancorp Inc.	208,030	7,947
OFG Bancorp	489,877	7,911
WisdomTree Investments Inc.	932,945	7,911
Preferred Bank	134,210	7,851
* Encore Capital Group Inc.	215,970	7,742
* Customers Bancorp Inc.	301,032	7,083
* HomeStreet Inc.	266,293	7,057
Fidelity Southern Corp.	279,010	6,914
Meta Financial Group Inc.	83,044	6,864
PennyMac Mortgage Investment Trust	334,674	6,774
* World Acceptance Corp.	57,958	6,628
Dime Community Bancshares Inc.	350,297	6,253
Virtus Investment Partners Inc.	53,590	6,096
* INTL. FCStone Inc.	125,603	6,069
ARMOUR Residential REIT Inc.	260,062	5,838
Greenhill & Co. Inc.	217,631	5,735
Capstead Mortgage Corp.	724,885	5,734
Opus Bank	208,301	5,707
Investment Technology Group Inc.	257,745	5,583
Green Bancorp Inc.	251,900	5,567
* Franklin Financial Network Inc.	138,125	5,401
* Donnelley Financial Solutions Inc.	292,719	5,245
* EZCORP Inc. Class A	451,365	4,830
* eHealth Inc.	165,560	4,679
United Insurance Holdings Corp.	199,162	4,457
Redwood Trust Inc.	250,000	4,060
HCI Group Inc.	81,206	3,553
New York Mortgage Trust Inc.	566,400	3,444
Granite Point Mortgage Trust Inc.	140,000	2,699
		1,194,018
Health Care (11.8%)
* Ligand Pharmaceuticals Inc.	181,162	49,727
* Amedisys Inc.	243,604	30,441
* Neogen Corp.	420,782	30,098
* Endo International plc	1,707,482	28,737
* Merit Medical Systems Inc.	449,018	27,592
* Myriad Genetics Inc.	590,314	27,154
* LHC Group Inc.	240,797	24,800
* Omnicell Inc.	332,570	23,912
* HMS Holdings Corp.	714,829	23,454
* Emergent BioSolutions Inc.	349,584	23,013
* Supernus Pharmaceuticals Inc.	439,206	22,114
* AMN Healthcare Services Inc.	401,770	21,977
* Integer Holdings Corp.	242,299	20,099
* REGENXBIO Inc.	250,030	18,877
* Cambrex Corp.	263,751	18,041
* BioTelemetry Inc.	278,277	17,935
* Repligen Corp.	321,543	17,833
* Momenta Pharmaceuticals Inc.	660,260	17,365
* Select Medical Holdings Corp.	887,332	16,327

* Medicines Co.	541,550	16,198
CONMED Corp.	203,241	16,101
Ensign Group Inc.	409,460	15,527
* Magellan Health Inc.	203,764	14,681
* Spectrum Pharmaceuticals Inc.	836,253	14,049
US Physical Therapy Inc.	109,200	12,951
* Corcept Therapeutics Inc.	899,497	12,611
* Tabula Rasa HealthCare Inc.	145,196	11,788
* Enanta Pharmaceuticals Inc.	131,906	11,273
* CryoLife Inc.	297,717	10,480
* Tactile Systems Technology Inc.	143,719	10,211
Luminex Corp.	333,386	10,105
* Natus Medical Inc.	280,220	9,990
Owens & Minor Inc.	594,525	9,822
* Tivity Health Inc.	295,404	9,497
* Innoviva Inc.	612,293	9,331
* Diplomat Pharmacy Inc.	475,137	9,222
* Orthofix Medical Inc.	158,112	9,140
* Surmodics Inc.	121,037	9,035
* Varex Imaging Corp.	314,759	9,021
* NextGen Healthcare Inc.	419,806	8,430
* OraSure Technologies Inc.	534,252	8,254
* Acorda Therapeutics Inc.	401,272	7,885
HealthStream Inc.	245,909	7,626
* Providence Service Corp.	109,851	7,391
Phibro Animal Health Corp. Class A	171,017	7,337
* AngioDynamics Inc.	322,549	7,012
* Amphastar Pharmaceuticals Inc.	355,905	6,848
* Heska Corp.	59,954	6,793
* Eagle Pharmaceuticals Inc.	91,583	6,349
* AMAG Pharmaceuticals Inc.	303,322	6,066
Meridian Bioscience Inc.	406,089	6,051
* CorVel Corp.	94,960	5,721
* Anika Therapeutics Inc.	135,215	5,703
* MiMedx Group Inc.	908,575	5,615
LeMaitre Vascular Inc.	133,082	5,156
* ANI Pharmaceuticals Inc.	86,074	4,867
* Progenics Pharmaceuticals Inc.	741,817	4,651
* Lantheus Holdings Inc.	304,663	4,555
* Cytokinetics Inc.	421,936	4,156
Invacare Corp.	279,383	4,065
* Vanda Pharmaceuticals Inc.	175,000	4,016
* Cutera Inc.	121,314	3,949
Computer Programs & Systems Inc.	137,659	3,696
* Community Health Systems Inc.	1,048,697	3,628
* Cross Country Healthcare Inc.	407,259	3,555
* Assertio Therapeutics Inc.	596,933	3,510
* Quorum Health Corp.	326,270	1,912
* Lannett Co. Inc.	283,331	1,346
Aceto Corp.	450,122	1,017
		847,689
Industrials (19.9%)
* Trex Co. Inc.	495,100	38,113
Insperity Inc.	322,682	38,060
* Proto Labs Inc.	226,134	36,577
* Axon Enterprise Inc.	494,196	33,818
* ASGN Inc.	410,622	32,410

John Bean Technologies Corp.	266,996	31,853
Tetra Tech Inc.	460,361	31,443
Barnes Group Inc.	395,984	28,127
Hillenbrand Inc.	499,167	26,106
SkyWest Inc.	439,083	25,862
Applied Industrial Technologies Inc.	320,232	25,058
Simpson Manufacturing Co. Inc.	335,578	24,316
Moog Inc. Class A	279,085	23,993
* FTI Consulting Inc.	319,966	23,418
* Mercury Systems Inc.	419,888	23,228
Exponent Inc.	422,194	22,630
Korn/Ferry International	456,860	22,496
* Aerojet Rocketdyne Holdings Inc.	638,445	21,701
UniFirst Corp.	122,474	21,268
* Aerovironment Inc.	183,484	20,581
* Chart Industries Inc.	258,910	20,280
* Harsco Corp.	688,420	19,654
Albany International Corp.	241,671	19,213
ABM Industries Inc.	583,245	18,810
* SPX FLOW Inc.	352,816	18,346
Universal Forest Products Inc.	513,723	18,150
Watts Water Technologies Inc. Class A	216,978	18,009
Brady Corp. Class A	405,841	17,756
Hawaiian Holdings Inc.	431,304	17,295
Forward Air Corp.	236,998	16,993
Comfort Systems USA Inc.	301,247	16,990
* Saia Inc.	217,337	16,615
Mobile Mini Inc.	374,166	16,407
Greenbrier Cos. Inc.	261,066	15,690
Cubic Corp.	213,625	15,605
Franklin Electric Co. Inc.	324,647	15,340
ESCO Technologies Inc.	219,569	14,942
Kaman Corp.	223,216	14,906
Raven Industries Inc.	319,660	14,625
US Ecology Inc.	195,946	14,451
Mueller Industries Inc.	496,184	14,379
Actuant Corp. Class A	511,983	14,284
* WageWorks Inc.	330,479	14,128
Matthews International Corp. Class A	280,869	14,086
Matson Inc.	348,575	13,818
* Atlas Air Worldwide Holdings Inc.	212,696	13,559
AAR Corp.	282,587	13,533
Allegiant Travel Co. Class A	105,820	13,418
Federal Signal Corp.	500,414	13,401
EnPro Industries Inc.	181,129	13,210
AAON Inc.	339,463	12,832
* Gibraltar Industries Inc.	280,379	12,785
* Hub Group Inc. Class A	276,817	12,623
* Patrick Industries Inc.	207,952	12,311
Interface Inc. Class A	515,340	12,033
* SPX Corp.	350,051	11,660
Tennant Co.	152,209	11,560
Standex International Corp.	110,391	11,508
ArcBest Corp.	229,782	11,156
AZZ Inc.	218,245	11,021
Viad Corp.	183,879	10,895
Apogee Enterprises Inc.	248,938	10,286

* American Woodmark Corp.	130,433	10,233
* PGT Innovations Inc.	436,669	9,432
* TrueBlue Inc.	360,417	9,389
Wabash National Corp.	513,837	9,367
Lindsay Corp.	90,296	9,051
Navigant Consulting Inc.	386,626	8,916
Astec Industries Inc.	174,993	8,821
Triumph Group Inc.	374,161	8,718
Briggs & Stratton Corp.	452,781	8,707
Encore Wire Corp.	172,580	8,646
CIRCOR International Inc.	180,112	8,555
Heartland Express Inc.	420,330	8,293
Multi-Color Corp.	131,512	8,187
Alamo Group Inc.	83,127	7,615
* Echo Global Logistics Inc.	244,225	7,559
Marten Transport Ltd.	357,437	7,524
* Aegion Corp. Class A	293,228	7,442
* Lydall Inc.	164,824	7,104
Kelly Services Inc. Class A	278,473	6,692
Insteel Industries Inc.	183,760	6,593
* Team Inc.	290,297	6,532
Quanex Building Products Corp.	355,346	6,467
* Vicor Corp.	140,503	6,463
National Presto Industries Inc.	49,293	6,391
* Engility Holdings Inc.	174,526	6,281
Heidrick & Struggles International Inc.	174,175	5,896
* DXP Enterprises Inc.	146,863	5,885
Resources Connection Inc.	350,247	5,814
Griffon Corp.	356,376	5,756
Forrester Research Inc.	112,916	5,183
Essendant Inc.	402,485	5,160
* MYR Group Inc.	157,569	5,143
* Veritiv Corp.	109,784	3,996
LSC Communications Inc.	354,386	3,920
RR Donnelley & Sons Co.	725,207	3,916
Titan International Inc.	527,196	3,912
Powell Industries Inc.	95,497	3,463
* Orion Group Holdings Inc.	378,828	2,860
		1,429,503
Information Technology (15.2%)
* CACI International Inc. Class A	198,357	36,527
* Stamps.com Inc.	142,214	32,169
* Semtech Corp.	555,213	30,870
* Qualys Inc.	278,396	24,805
* II-VI Inc.	490,087	23,181
* Rogers Corp.	157,250	23,166
Cabot Microelectronics Corp.	212,969	21,972
* Bottomline Technologies DE Inc.	298,099	21,675
* Viavi Solutions Inc.	1,903,997	21,591
Brooks Automation Inc.	609,831	21,362
* Finisar Corp.	964,600	18,376
* ExlService Holdings Inc.	273,984	18,138
* 3D Systems Corp.	959,647	18,137
* Itron Inc.	281,474	18,071
* Advanced Energy Industries Inc.	342,095	17,669
* NETGEAR Inc.	272,069	17,100
Travelport Worldwide Ltd.	1,011,500	17,064

* Anixter International Inc.	242,374	17,039
* Alarm.com Holdings Inc.	289,213	16,601
* 8x8 Inc.	772,658	16,419
* Insight Enterprises Inc.	299,245	16,186
Power Integrations Inc.	254,607	16,091
* Sanmina Corp.	573,095	15,817
* Plexus Corp.	262,163	15,339
* SPS Commerce Inc.	146,243	14,513
Kulicke & Soffa Industries Inc.	606,751	14,465
* Fabrinet	309,299	14,308
Ebix Inc.	178,887	14,159
* SolarEdge Technologies Inc.	356,538	13,424
ManTech International Corp. Class A	210,932	13,352
Progress Software Corp.	377,485	13,321
* Oclaro Inc.	1,462,400	13,074
TiVo Corp.	1,046,464	13,028
Badger Meter Inc.	245,852	13,018
* Electronics For Imaging Inc.	380,182	12,957
* Knowles Corp.	777,241	12,918
* LivePerson Inc.	486,431	12,623
* Cardtronics plc Class A	392,998	12,434
* TTM Technologies Inc.	778,081	12,379
* Virtusa Corp.	221,844	11,915
* OSI Systems Inc.	153,442	11,709
EVERTEC Inc.	480,680	11,584
Methode Electronics Inc.	308,996	11,186
CSG Systems International Inc.	270,028	10,839
* Diodes Inc.	322,387	10,732
* MicroStrategy Inc. Class A	75,739	10,650
* ePlus Inc.	113,686	10,539
* Sykes Enterprises Inc.	334,954	10,213
* Rambus Inc.	917,897	10,014
* FARO Technologies Inc.	148,615	9,563
CTS Corp.	277,572	9,521
* FormFactor Inc.	671,116	9,228
Benchmark Electronics Inc.	393,123	9,199
* ScanSource Inc.	223,036	8,899
MTS Systems Corp.	161,691	8,853
* KEMET Corp.	475,556	8,822
NIC Inc.	591,578	8,755
Shutterstock Inc.	159,073	8,682
* Unisys Corp.	425,237	8,675
* CalAmp Corp.	354,626	8,497
* XO Group Inc.	245,643	8,470
* MaxLinear Inc.	421,369	8,377
* Nanometrics Inc.	219,637	8,241
ADTRAN Inc.	464,062	8,191
Comtech Telecommunications Corp.	225,330	8,173
* Perficient Inc.	290,423	7,740
* Photronics Inc.	779,609	7,679
* Rudolph Technologies Inc.	306,612	7,497
* Control4 Corp.	214,712	7,371
Monotype Imaging Holdings Inc.	361,291	7,298
* Cray Inc.	337,501	7,256
Cohu Inc.	281,623	7,069
Xperi Corp.	437,244	6,493
* CEVA Inc.	215,117	6,185

* Axcelis Technologies Inc.	308,432	6,061
* Extreme Networks Inc.	1,016,699	5,571
* Electro Scientific Industries Inc.	307,990	5,374
* Digi International Inc.	384,990	5,178
* OneSpan Inc.	270,986	5,162
Park Electrochemical Corp.	257,715	5,023
* Veeco Instruments Inc.	447,710	4,589
* QuinStreet Inc.	327,379	4,443
* Harmonic Inc.	803,284	4,418
* Ichor Holdings Ltd.	212,356	4,336
* Applied Optoelectronics Inc.	168,562	4,157
Daktronics Inc.	496,549	3,893
Bel Fuse Inc. Class B	142,477	3,776
* DSP Group Inc.	296,065	3,523
* Ultra Clean Holdings Inc.	272,186	3,416
* Agilysys Inc.	199,650	3,254
TTEC Holdings Inc.	119,812	3,103
* Kopin Corp.	803,155	1,944
* Liquidity Services Inc.	297,696	1,890
		1,088,564
Materials (4.9%)
* Ingevity Corp.	348,166	35,471
Balchem Corp.	251,140	28,150
KapStone Paper and Packaging Corp.	731,226	24,796
Quaker Chemical Corp.	105,900	21,414
HB Fuller Co.	407,208	21,040
Innospec Inc.	201,390	15,457
Stepan Co.	168,861	14,693
Kaiser Aluminum Corp.	131,350	14,325
* AK Steel Holding Corp.	2,670,679	13,086
* Kraton Corp.	272,994	12,872
Neenah Inc.	139,080	12,003
Boise Cascade Co.	320,019	11,777
Materion Corp.	171,464	10,374
Schweitzer-Mauduit International Inc.	265,682	10,178
* AdvanSix Inc.	264,637	8,984
PH Glatfelter Co.	466,756	8,920
Innophos Holdings Inc.	188,875	8,386
Rayonier Advanced Materials Inc.	438,766	8,086
* SunCoke Energy Inc.	571,889	6,645
FutureFuel Corp.	333,304	6,179
* US Concrete Inc.	128,105	5,874
* Koppers Holdings Inc.	186,813	5,819
Tredegar Corp.	260,745	5,645
* Century Aluminum Co.	470,516	5,632
Myers Industries Inc.	240,304	5,587
Hawkins Inc.	127,612	5,289
* TimkenSteel Corp.	355,051	5,280
American Vanguard Corp.	247,929	4,463
Haynes International Inc.	112,365	3,989
* Clearwater Paper Corp.	118,788	3,528
Olympic Steel Inc.	137,550	2,871
* LSB Industries Inc.	201,062	1,966
* Flotek Industries Inc.	637,342	1,530
		350,309

Other (3.6%)
2	Vanguard Real Estate ETF	3,200,000	258,176
*,§ A Schulman Inc. CVR		252,331	482
			258,658
Real Estate (2.5%)
	DiamondRock Hospitality Co.	1,116,993	13,035
	EastGroup Properties Inc.	133,506	12,766
	HFF Inc. Class A	291,941	12,402
	Kite Realty Group Trust	655,365	10,912
	Acadia Realty Trust	329,740	9,243
	PS Business Parks Inc.	70,631	8,977
	Retail Opportunity Investments Corp.	443,301	8,276
	Chesapeake Lodging Trust	222,783	7,145
	Lexington Realty Trust	779,396	6,469
	RE/MAX Holdings Inc. Class A	135,568	6,012
	Four Corners Property Trust Inc.	226,948	5,830
	Summit Hotel Properties Inc.	410,468	5,554
	Global Net Lease Inc.	250,000	5,213
	LTC Properties Inc.	116,552	5,141
	National Storage Affiliates Trust	198,052	5,038
	Agree Realty Corp.	94,290	5,009
	Ramco-Gershenson Properties Trust	312,635	4,252
	American Assets Trust Inc.	111,463	4,156
	CareTrust REIT Inc.	211,982	3,754
	Getty Realty Corp.	123,157	3,517
	Universal Health Realty Income Trust	46,247	3,441
	Government Properties Income Trust	300,000	3,387
	Easterly Government Properties Inc.	165,000	3,196
	Chatham Lodging Trust	145,791	3,046
	Independence Realty Trust Inc.	277,752	2,925
	Washington Prime Group Inc.	380,413	2,777
	Pennsylvania REIT	273,910	2,591
	iStar Inc.	225,000	2,513
	Hersha Hospitality Trust Class A	109,499	2,482
	CBL & Associates Properties Inc.	596,470	2,380
	Saul Centers Inc.	42,134	2,360
	Community Healthcare Trust Inc.	60,700	1,880
	Urstadt Biddle Properties Inc. Class A	76,220	1,623
	Cedar Realty Trust Inc.	116,966	545
	Armada Hoffler Properties Inc.	22,216	336
	Whitestone REIT	16,156	224
	Franklin Street Properties Corp.	23,400	187
			178,594
Telecommunication Services (1.3%)
*	Vonage Holdings Corp.	1,799,619	25,483
	Cogent Communications Holdings Inc.	353,158	19,706
*	Iridium Communications Inc.	809,177	18,206
	Consolidated Communications Holdings Inc.	623,712	8,133
	ATN International Inc.	105,581	7,800
*	Cincinnati Bell Inc.	448,190	7,149
	Frontier Communications Corp.	907,552	5,890
	Spok Holdings Inc.	320,163	4,931
			97,298
Utilities (2.1%)
	Spire Inc.	393,664	28,954
	Avista Corp.	533,777	26,988

	South Jersey Industries Inc.			662,505	23,367
	El Paso Electric Co.			348,760	19,949
	American States Water Co.			305,012	18,648
	California Water Service Group			402,375	17,262
	Northwest Natural Gas Co.			245,912	16,451
					151,619
Total Common Stocks (Cost $4,557,098)					7,161,635
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
3	Vanguard Market Liquidity Fund	2.209%		150,271	15,027

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.934%	10/11/18	1,120	1,119
4	United States Treasury Bill	2.034%	11/15/18	200	200
4	United States Treasury Bill	2.078%	1/3/19	500	497
					1,816
Total Temporary Cash Investments (Cost $16,843)					16,843
Total Investments (100.0%) (Cost $4,573,941)					7,178,478
Other Assets and Liabilities-Net (0.0%)					(169)
Net Assets (100%)					7,178,309

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $697,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)		Notional Appreciation
	Expiration	Contracts		Amount (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	187	15,902	(241)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Tax-Managed Small-Cap Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,161,153	—	482
Temporary Cash Investments	15,027	1,816	—
Futures Contracts—Assets[1]	40	—	—
Total	7,176,220	1,816	482
1 Represents variation margin on the last day of the reporting period.

D. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

Tax-Managed Small-Cap Fund

					Current Period Transactions

	Dec. 31,		Proceeds Realized					Sept. 30,
	2017		from	Net Change in			Capital Gain	2018
	Market	Purchases		Securities	Gain	Unrealized	Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	22,275	NA1	NA1	15	—	428	—	15,027
Vanguard Real Estate
ETF	174,258	703,392	625,824	2,099	4,251	—	—	258,176

Total	196,533			2,114	4,251	428	—	273,203

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Developed Markets Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)

Common Stocks (98.7%)1

Australia (5.9%)
Commonwealth Bank of Australia	10,019,406	517,139
BHP Billiton Ltd.	18,285,061	455,498
Westpac Banking Corp.	19,481,872	391,794
CSL Ltd.	2,569,656	373,370
Australia & New Zealand Banking Group Ltd.	16,500,459	335,895
National Australia Bank Ltd.	15,489,968	310,978
Wesfarmers Ltd.	6,442,271	231,982
Macquarie Group Ltd.	1,753,032	159,471
Woolworths Group Ltd.	7,473,463	151,576
Woodside Petroleum Ltd.	5,314,557	148,260
Rio Tinto Ltd.	2,348,412	133,560
Transurban Group	14,852,994	120,374
Scentre Group	29,110,744	83,657
South32 Ltd.	29,221,909	82,123
Suncorp Group Ltd.	7,378,283	77,092
Goodman Group	10,041,596	75,328
Aristocrat Leisure Ltd.	3,628,237	74,513
Brambles Ltd.	9,051,320	71,285
Insurance Australia Group Ltd.	13,456,407	71,140
Amcor Ltd.	6,580,430	65,036
QBE Insurance Group Ltd.	7,711,043	61,938
Newcrest Mining Ltd.	4,366,347	61,314
* Origin Energy Ltd.	9,975,114	59,458
Telstra Corp. Ltd.	23,672,596	54,539
Santos Ltd.	10,091,192	52,981
AGL Energy Ltd.	3,724,147	52,534
Treasury Wine Estates Ltd.	4,089,066	51,612
ASX Ltd.	1,100,710	50,629
Oil Search Ltd.	7,556,085	49,356
APA Group	6,711,274	48,398
LendLease Group	3,307,636	46,995
Cochlear Ltd.	318,996	46,253
Dexus	5,790,928	44,240
Sonic Healthcare Ltd.	2,414,902	43,450
Stockland	13,834,399	41,558
Computershare Ltd.	2,758,190	39,721
GPT Group	10,264,570	38,659
AMP Ltd.	16,662,151	38,410
BlueScope Steel Ltd.	3,130,649	38,397
James Hardie Industries plc	2,508,602	37,999
Tabcorp Holdings Ltd.	10,719,085	37,713
Mirvac Group	21,087,912	36,756
Vicinity Centres	18,221,362	34,570
Boral Ltd.	6,666,925	33,280
Medibank Pvt Ltd.	15,734,189	33,085
Aurizon Holdings Ltd.	10,851,677	32,218
Caltex Australia Ltd.	1,485,744	32,098
Sydney Airport	6,304,373	31,380
SEEK Ltd.	1,978,743	29,628

	Ramsay Health Care Ltd.	731,316	29,015
	Alumina Ltd.	14,236,146	28,498
	Incitec Pivot Ltd.	9,443,958	27,154
	Orica Ltd.	2,162,119	26,596
	Challenger Ltd.	3,245,872	26,264
	Fortescue Metals Group Ltd.	9,144,660	25,914
	Bendigo & Adelaide Bank Ltd.	2,761,457	21,446
	Coca-Cola Amatil Ltd.	2,915,015	20,549
	CIMIC Group Ltd.	553,022	20,526
	Northern Star Resources Ltd.	3,369,112	20,227
	Crown Resorts Ltd.	2,020,127	19,978
	Atlas Arteria Ltd.	3,871,613	19,532
	Downer EDI Ltd.	3,405,736	19,420
*	Xero Ltd.	520,239	18,409
	ALS Ltd.	2,807,829	18,119
	Bank of Queensland Ltd.	2,242,371	17,852
	REA Group Ltd.	285,539	17,716
	Star Entertainment Grp Ltd.	4,703,189	17,629
	WorleyParsons Ltd.	1,159,492	17,126
	Iluka Resources Ltd.	2,376,809	17,079
	Orora Ltd.	6,897,746	16,543
	Link Administration Holdings Ltd.	2,937,474	16,485
	Qantas Airways Ltd.	3,741,691	15,948
	Beach Energy Ltd.	10,106,897	15,647
	Whitehaven Coal Ltd.	3,897,215	15,301
	Healthscope Ltd.	9,951,052	15,096
	Reliance Worldwide Corp. Ltd.	4,028,900	15,050
	Magellan Financial Group Ltd.	752,388	15,042
	Ansell Ltd.	811,242	14,798
^	Qube Holdings Ltd.	7,098,242	14,000
	Charter Hall Group	2,652,750	13,731
	Domino's Pizza Enterprises Ltd.	340,581	13,090
	TPG Telecom Ltd.	2,061,711	12,718
	carsales.com Ltd.	1,207,238	12,617
	Flight Centre Travel Group Ltd.	323,015	12,404
	DuluxGroup Ltd.	2,232,302	12,372
	Investa Office Fund	3,098,920	12,364
	Altium Ltd.	621,218	12,268
	OZ Minerals Ltd.	1,796,640	12,111
	AusNet Services	10,248,859	12,038
*,^	Afterpay Touch Group Ltd.	910,375	11,831
^	JB Hi-Fi Ltd.	643,862	11,709
	Adelaide Brighton Ltd.	2,597,518	11,599
	IOOF Holdings Ltd.	1,962,756	11,542
	Evolution Mining Ltd.	6,007,901	11,520
	Metcash Ltd.	5,162,719	11,186
	nib holdings Ltd.	2,618,437	11,057
	Cleanaway Waste Management Ltd.	7,726,545	10,479
	Corporate Travel Management Ltd.	464,259	10,239
	Pendal Group Ltd.	1,552,689	9,860
	Washington H Soul Pattinson & Co. Ltd.	518,726	9,732
	Steadfast Group Ltd.	4,508,405	9,276
^	Seven Group Holdings Ltd.	565,703	9,241
	Independence Group NL	2,725,624	9,181
	Mineral Resources Ltd.	788,830	9,061
*	NEXTDC Ltd.	1,928,425	9,053
	Bapcor Ltd.	1,603,727	8,873

	Costa Group Holdings Ltd.	1,719,619	8,856
	Sims Metal Management Ltd.	960,811	8,782
*	Mayne Pharma Group Ltd.	8,518,760	8,004
	CSR Ltd.	2,923,931	7,966
*	Vocus Group Ltd.	3,320,785	7,864
	Perpetual Ltd.	250,932	7,721
^	Harvey Norman Holdings Ltd.	3,023,817	7,692
	Fairfax Media Ltd.	12,833,826	7,639
	Shopping Centres Australasia Property Group	4,306,576	7,487
	St. Barbara Ltd.	2,947,127	7,439
	GrainCorp Ltd. Class A	1,286,738	7,347
	Regis Resources Ltd.	2,704,071	7,275
	Primary Health Care Ltd.	3,234,061	7,108
	Webjet Ltd.	633,689	7,064
	IRESS Ltd.	768,341	7,061
^	Blackmores Ltd.	73,724	7,051
	WiseTech Global Ltd.	440,240	7,019
	Breville Group Ltd.	739,443	6,982
§	Nufarm Ltd.	1,438,905	6,943
	BWP Trust	2,744,165	6,623
	Cromwell Property Group	8,463,396	6,546
	Premier Investments Ltd.	453,166	6,054
*,^	Pilbara Minerals Ltd.	8,947,802	5,811
	Nine Entertainment Co. Holdings Ltd.	3,546,774	5,781
*	Saracen Mineral Holdings Ltd.	4,267,110	5,756
	Appen Ltd.	570,378	5,753
	Charter Hall Retail REIT	1,864,332	5,717
	Monadelphous Group Ltd.	489,958	5,692
	InvoCare Ltd.	627,315	5,603
2	MYOB Group Ltd.	2,484,633	5,422
	Navitas Ltd.	1,666,720	5,383
	Super Retail Group Ltd.	822,863	5,273
	Bingo Industries Ltd.	2,316,390	5,255
	IDP Education Ltd.	694,488	5,170
^	Platinum Asset Management Ltd.	1,332,684	5,156
	GUD Holdings Ltd.	487,110	5,089
	ARB Corp. Ltd.	365,850	5,064
	Bega Cheese Ltd.	1,008,480	4,964
	Sandfire Resources NL	862,069	4,625
	Abacus Property Group	1,867,220	4,604
	oOh!media Ltd.	1,205,358	4,465
	APN Outdoor Group Ltd.	920,208	4,426
*	Emeco Holdings Ltd.	17,656,482	4,406
*	Lynas Corp. Ltd.	3,776,621	4,351
	Brickworks Ltd.	341,489	4,323
	National Storage REIT	3,468,822	4,190
	SmartGroup Corp. Ltd.	477,085	4,101
	Viva Energy REIT	2,565,123	4,083
*,^	Galaxy Resources Ltd.	2,256,766	4,059
	Southern Cross Media Group Ltd.	4,312,672	4,021
	Charter Hall Long Wale REIT	1,290,071	3,920
	McMillan Shakespeare Ltd.	317,148	3,915
	Growthpoint Properties Australia Ltd.	1,372,902	3,858
*,^	Orocobre Ltd.	1,248,233	3,807
^	G8 Education Ltd.	2,626,601	3,795
	SpeedCast International Ltd.	1,291,463	3,739
*	Seven West Media Ltd.	5,064,047	3,654

*,^	Mesoblast Ltd.	2,308,382	3,603
^	Credit Corp. Group Ltd.	216,789	3,489
	Ausdrill Ltd.	2,716,041	3,471
	Aveo Group	2,339,931	3,419
	IPH Ltd.	775,777	3,376
*	Nanosonics Ltd.	1,298,917	3,368
	Ardent Leisure Group	2,607,281	3,358
	GWA Group Ltd.	1,458,522	3,289
	Technology One Ltd.	813,722	3,280
	Aventus Retail Property Fund Ltd.	2,114,184	3,268
	Elders Ltd.	630,657	3,231
	HT&E Ltd.	1,481,534	3,207
	Domain Holdings Australia Ltd.	1,262,791	3,189
	Tassal Group Ltd.	962,390	3,143
	Eclipx Group Ltd.	1,691,805	3,142
*	NRW Holdings Ltd.	2,005,188	3,026
^	Inghams Group Ltd.	1,075,234	3,012
*	Bellamy's Australia Ltd.	394,285	2,914
	Rural Funds Group	1,827,900	2,882
	Pact Group Holdings Ltd.	1,071,054	2,879
	Australian Pharmaceutical Industries Ltd.	2,294,930	2,860
	Collins Foods Ltd.	631,150	2,824
	Sigma Healthcare Ltd.	5,981,102	2,722
	Folkestone Education Trust	1,332,089	2,712
	Western Areas Ltd.	1,410,012	2,711
^	Netwealth Group Ltd.	459,059	2,625
	Ingenia Communities Group	1,176,097	2,556
	Arena REIT	1,492,904	2,548
	Navigator Global Investments Ltd.	658,986	2,534
	Resolute Mining Ltd.	3,212,617	2,525
*	Syrah Resources Ltd.	1,517,087	2,521
*	Senex Energy Ltd.	6,935,035	2,511
	Gateway Lifestyle	1,504,477	2,436
	Estia Health Ltd.	1,400,886	2,397
^	Centuria Industrial REIT	1,154,049	2,370
	Automotive Holdings Group Ltd.	1,450,231	2,316
*,^	Australian Agricultural Co. Ltd.	2,489,755	2,312
*	Starpharma Holdings Ltd.	2,017,306	2,308
	GDI Property Group	2,416,565	2,306
	Genworth Mortgage Insurance Australia Ltd.	1,282,103	2,280
*	Gold Road Resources Ltd.	4,632,980	2,278
	Lovisa Holdings Ltd.	296,974	2,211
	FlexiGroup Ltd.	1,556,440	2,154
	Select Harvests Ltd.	550,275	2,115
	Accent Group Ltd.	1,760,060	2,074
	OFX Group Ltd.	1,251,394	2,064
	Hotel Property Investments	852,083	1,945
*	New Century Resources Ltd.	2,648,261	1,893
*	Dacian Gold Ltd.	1,158,419	1,868
	SG Fleet Group Ltd.	615,846	1,679
	SeaLink Travel Group Ltd.	533,827	1,659
*,^	Myer Holdings Ltd.	4,467,593	1,647
*,^	Kidman Resources Ltd.	2,142,800	1,641
^	BWX Ltd.	622,872	1,620
*,^	Liquefied Natural Gas Ltd.	3,135,130	1,576
*	Infigen Energy	3,694,606	1,575
*	Perseus Mining Ltd.	5,664,854	1,559

	Regis Healthcare Ltd.	746,468	1,559
*	Westgold Resources Ltd.	1,585,821	1,457
*,^	Superloop Ltd.	904,030	1,452
	Japara Healthcare Ltd.	1,447,017	1,448
^	Greencross Ltd.	469,370	1,438
	Cedar Woods Properties Ltd.	341,113	1,418
*	Cardno Ltd.	1,626,106	1,382
	Virtus Health Ltd.	337,681	1,366
	WPP AUNZ Ltd.	2,028,371	1,261
	MACA Ltd.	1,402,153	1,233
*	Village Roadshow Ltd.	665,456	1,197
	Cabcharge Australia Ltd.	716,468	1,176
*,^	Clean TeQ Holdings Ltd.	2,916,231	1,148
	Mount Gibson Iron Ltd.	3,413,797	1,135
	RCR Tomlinson Ltd.	1,377,503	1,070
	Asaleo Care Ltd.	2,019,510	1,058
	ERM Power Ltd.	780,820	950
*,^	Karoon Gas Australia Ltd.	1,047,411	840
^	Ainsworth Game Technology Ltd.	812,390	710
	Reject Shop Ltd.	170,834	585
	Vita Group Ltd.	726,449	536
*	Cash Converters International Ltd.	2,163,915	501
	NZME Ltd.	1,089,693	488
*,^	Blue Sky Alternative Investments Ltd.	410,267	470
*	OneMarket Ltd.	541,101	423
*	Decmil Group Ltd.	686,114	382
*,§	Quintis Ltd.	1,479,365	315
*	Highfield Resources Ltd.	522,488	234
*,^	Harvey Norman Holdings Ltd. Rights Exp. 10/15/2018	177,871	103
*,§	BGP Holdings PLC	7,179,555	—
			6,574,918
Austria (0.3%)
	Erste Group Bank AG	1,630,102	67,677
	OMV AG	805,721	45,201
	voestalpine AG	644,499	29,441
	ANDRITZ AG	403,054	23,508
	Raiffeisen Bank International AG	735,276	21,163
	Wienerberger AG	663,567	16,589
*	IMMOFINANZ AG	566,331	14,773
	CA Immobilien Anlagen AG	393,682	14,051
*,2	BAWAG Group AG	200,022	9,284
	Verbund AG	181,593	8,945
	Oesterreichische Post AG	191,503	8,007
	Lenzing AG	75,868	7,928
	Schoeller-Bleckmann Oilfield Equipment AG	62,354	6,816
	Vienna Insurance Group AG Wiener Versicherung Gruppe	223,293	6,374
	UNIQA Insurance Group AG	617,471	6,166
	Telekom Austria AG Class A	775,643	6,006
	S IMMO AG	265,173	5,297
	Strabag SE	93,422	3,685
^	DO & CO AG	37,846	3,299
	EVN AG	164,292	3,216
	Flughafen Wien AG	59,277	2,413
	Palfinger AG	59,662	1,995
^	Porr AG	55,117	1,630
*,^	Zumtobel Group AG	163,313	1,555
*	Agrana Beteiligungs AG	64,466	1,443

	Kapsch TrafficCom AG	26,028	1,082
*,^	Semperit AG Holding	52,890	937
	Mayr Melnhof Karton AG	3,578	450
*,§	Strabag SE Rights Exp. 06/28/2021	87,956	133
			319,064
Belgium (0.9%)
	Anheuser-Busch InBev SA/NV	4,318,756	378,049
	KBC Group NV	1,567,442	116,554
	Umicore SA	1,172,005	65,467
	UCB SA	683,211	61,397
	Ageas	1,064,052	57,203
	Solvay SA Class A	393,347	52,730
	Groupe Bruxelles Lambert SA	413,079	43,301
	Ackermans & van Haaren NV	126,177	21,958
	Proximus SADP	796,784	19,034
	Sofina SA	87,374	17,425
^	Colruyt SA	301,268	17,050
	Cofinimmo SA	126,853	15,830
*	Telenet Group Holding NV	275,656	15,189
	Warehouses De Pauw CVA	95,678	12,591
	Elia System Operator SA/NV	176,412	11,365
	KBC Ancora	202,164	10,269
	Ontex Group NV	454,201	9,668
	Aedifica SA	103,126	9,299
	bpost SA	569,032	9,234
	Melexis NV	107,085	8,289
^	Euronav NV	915,482	7,906
	Barco NV	54,306	7,273
	Befimmo SA	109,097	6,234
	Gimv NV	104,983	5,740
	D'ieteren SA/NV	129,032	5,680
*	Tessenderlo Chemie NV (Voting Shares)	150,763	5,600
	Bekaert SA	197,014	4,895
	Cie d'Entreprises CFE	39,100	4,723
*	AGFA-Gevaert NV	958,891	4,398
	Kinepolis Group NV	72,775	4,352
	Fagron	216,978	4,197
*	Mithra Pharmaceuticals SA	78,309	2,675
	Orange Belgium SA	169,458	2,664
^	Econocom Group SA/NV	731,501	2,377
*,^	Ion Beam Applications	110,903	2,267
	EVS Broadcast Equipment SA	70,981	1,406
	Wereldhave Belgium NV	11,769	1,208
	Van de Velde NV	35,294	1,041
*,^	Nyrstar (Voting Shares)	430,411	1,023
^	Greenyard NV	77,723	712
			1,028,273
Canada (8.3%)
	Royal Bank of Canada	8,216,643	658,655
	Toronto-Dominion Bank	10,493,929	637,687
	Bank of Nova Scotia	7,012,101	417,963
	Canadian National Railway Co.	4,180,514	375,118
	Suncor Energy Inc.	9,297,458	359,762
	Enbridge Inc.	9,673,759	312,161
	Bank of Montreal	3,670,171	302,729
^	Canadian Imperial Bank of Commerce	2,524,036	236,507

	Canadian Natural Resources Ltd.	6,844,812	223,630
	Brookfield Asset Management Inc. Class A	4,813,417	214,240
^	TransCanada Corp.	5,157,084	208,655
	Nutrien Ltd.	3,527,648	203,687
	Manulife Financial Corp.	11,282,068	201,682
^	Canadian Pacific Railway Ltd.	813,841	172,156
	Sun Life Financial Inc.	3,451,336	137,209
^	Alimentation Couche-Tard Inc. Class B	2,423,599	121,232
	Rogers Communications Inc. Class B	2,037,244	104,776
	Magna International Inc.	1,856,769	97,536
^	Pembina Pipeline Corp.	2,850,475	96,859
	National Bank of Canada	1,934,952	96,639
*	CGI Group Inc. Class A	1,423,166	91,760
	Constellation Software Inc.	113,187	83,237
	Fairfax Financial Holdings Ltd.	152,908	83,073
	Restaurant Brands International Inc.	1,328,373	78,654
	Fortis Inc.	2,312,244	74,971
	Barrick Gold Corp.	6,609,688	73,125
^	Thomson Reuters Corp.	1,588,700	72,495
	Encana Corp.	5,473,674	71,745
	Waste Connections Inc. (Canadian Shares)	874,167	69,682
	Teck Resources Ltd. Class B	2,868,429	69,132
	BCE Inc.	1,698,200	68,801
	Intact Financial Corp.	789,970	65,686
^	Franco-Nevada Corp.	1,037,803	64,920
^	Cenovus Energy Inc.	5,794,846	58,189
	Dollarama Inc.	1,846,561	58,171
	Open Text Corp.	1,451,704	55,240
	Loblaw Cos. Ltd.	1,061,416	54,531
*	Bausch Health Cos. Inc.	1,943,841	49,919
^	Goldcorp Inc.	4,899,459	49,918
	Waste Connections Inc.	620,451	49,493
	Shaw Communications Inc. Class B	2,494,872	48,617
*,^	Canopy Growth Corp.	996,128	48,393
	Power Corp. of Canada	2,190,616	47,589
	Agnico Eagle Mines Ltd.	1,324,363	45,237
	Imperial Oil Ltd.	1,386,419	44,867
	Wheaton Precious Metals Corp.	2,526,551	44,207
	First Quantum Minerals Ltd.	3,866,759	44,037
	Metro Inc.	1,363,881	42,427
*	Bombardier Inc. Class B	11,879,313	42,306
	TELUS Corp.	1,127,111	41,545
*,^	Aurora Cannabis Inc.	4,276,852	41,091
	SNC-Lavalin Group Inc.	995,517	40,595
	Canadian Tire Corp. Ltd. Class A	344,860	40,407
	Great-West Lifeco Inc.	1,570,321	38,102
^	Inter Pipeline Ltd.	2,183,112	37,860
	CCL Industries Inc. Class B	826,143	37,238
	Saputo Inc.	1,246,588	37,080
	Methanex Corp.	448,866	35,433
	Gildan Activewear Inc.	1,164,315	35,426
	RioCan REIT	1,765,076	33,726
	Onex Corp.	474,109	32,422
^	WSP Global Inc.	585,953	32,068
^	Power Financial Corp.	1,390,966	31,865
*	BlackBerry Ltd.	2,778,421	31,449
^	Keyera Corp.	1,164,950	31,215

	CAE Inc.	1,536,045	31,181
	Husky Energy Inc.	1,749,044	30,711
^	Canadian Apartment Properties REIT	816,808	30,158
^	Algonquin Power & Utilities Corp.	2,631,835	27,222
^,2	Hydro One Ltd.	1,780,071	27,067
^	Vermilion Energy Inc.	780,063	25,703
	Cameco Corp.	2,228,743	25,417
	Tourmaline Oil Corp.	1,439,261	25,339
^	Parkland Fuel Corp.	747,991	25,139
^	H&R REIT	1,624,164	24,985
	Industrial Alliance Insurance & Financial Services Inc.	622,075	24,875
^	AltaGas Ltd.	1,485,702	23,637
	Finning International Inc.	956,113	23,354
^	PrairieSky Royalty Ltd.	1,328,423	23,336
	Toromont Industries Ltd.	445,369	23,023
^	ARC Resources Ltd.	2,015,192	22,466
^	CI Financial Corp.	1,400,797	22,243
^	Ritchie Bros Auctioneers Inc.	610,972	22,047
^	West Fraser Timber Co. Ltd.	375,484	21,369
	TMX Group Ltd.	312,103	20,947
*	Stars Group Inc.	840,487	20,875
^	Kirkland Lake Gold Ltd.	1,058,739	20,066
	George Weston Ltd.	262,668	19,882
^	Crescent Point Energy Corp.	3,106,302	19,768
*	Kinross Gold Corp.	7,088,713	19,318
	Allied Properties REIT	571,686	19,076
	Lundin Mining Corp.	3,593,664	19,030
*	Seven Generations Energy Ltd. Class A	1,585,550	18,904
^	Enbridge Income Fund Holdings Inc.	755,143	18,340
	Empire Co. Ltd.	969,829	17,675
^	TFI International Inc.	475,383	17,254
^	Enerplus Corp.	1,385,500	17,109
	Canadian Utilities Ltd. Class A	682,613	16,785
*	Air Canada Class B	759,706	16,233
^	Stantec Inc.	648,387	16,129
^	SmartCentres REIT	672,249	15,879
*,^	Aphria Inc.	1,138,596	15,867
	Colliers International Group Inc.	193,231	14,968
*	Descartes Systems Group Inc.	436,552	14,807
	FirstService Corp.	174,072	14,707
*	Parex Resources Inc.	846,119	14,379
*	Canada Goose Holdings Inc.	222,134	14,309
^	Whitecap Resources Inc.	2,339,983	14,203
	Chartwell Retirement Residences	1,216,869	13,792
^	Enercare Inc.	614,470	13,768
	Quebecor Inc. Class B	675,537	13,546
^	Yamana Gold Inc.	5,366,185	13,378
	First Capital Realty Inc.	872,973	13,179
^	Canadian Western Bank	498,874	13,170
^	Capital Power Corp.	591,864	13,064
^	IGM Financial Inc.	472,653	12,991
^	Gibson Energy Inc.	813,697	12,864
	Atco Ltd.	433,369	12,666
	Cott Corp.	779,035	12,575
	Pan American Silver Corp.	849,643	12,524
	NFI Group Inc.	320,971	12,492
*	B2Gold Corp.	5,446,210	12,396

	Premium Brands Holdings Corp.	167,401	12,212
	Choice Properties REIT	1,305,575	12,200
^	Linamar Corp.	264,047	12,165
*	Turquoise Hill Resources Ltd.	5,659,101	12,049
*	Great Canadian Gaming Corp.	328,697	11,782
	Dream Global REIT	1,021,255	11,741
	Granite REIT	262,286	11,264
	Element Fleet Management Corp.	2,162,425	11,133
	BRP Inc.	236,763	11,106
^	Maple Leaf Foods Inc.	457,160	10,993
*	Kinaxis Inc.	145,291	10,926
^	Northland Power Inc.	647,945	10,886
^	Boyd Group Income Fund	111,590	10,884
	Stella-Jones Inc.	320,680	10,735
	OceanaGold Corp.	3,535,594	10,675
^	Maxar Technologies Ltd.	320,662	10,561
	Emera Inc.	329,471	10,244
	Alamos Gold Inc. Class A	2,210,431	10,148
^	Cineplex Inc.	360,792	9,776
*	IAMGOLD Corp.	2,644,637	9,726
	Norbord Inc.	291,716	9,666
^	Cominar REIT	1,035,853	9,351
	TransAlta Corp.	1,640,475	9,233
*	MEG Energy Corp.	1,428,972	8,884
*,^	Baytex Energy Corp.	2,958,374	8,589
^	Boardwalk REIT	214,201	8,320
*	ATS Automation Tooling Systems Inc.	438,768	8,160
*	Gran Tierra Energy Inc.	2,140,379	8,153
*	Detour Gold Corp.	993,175	8,028
	Superior Plus Corp.	816,303	8,014
^	Laurentian Bank of Canada	238,085	7,852
^	Peyto Exploration & Development Corp.	897,920	7,737
	ShawCor Ltd.	403,341	7,710
*	Celestica Inc.	695,960	7,538
	Nevsun Resources Ltd.	1,689,375	7,494
^	Transcontinental Inc. Class A	418,223	7,415
*	Ivanhoe Mines Ltd.	3,470,042	7,388
*	Pretium Resources Inc.	964,867	7,336
^	Russel Metals Inc.	351,222	7,287
^	Genworth MI Canada Inc.	216,033	7,123
^	Artis REIT	772,969	7,032
^	Innergex Renewable Energy Inc.	691,603	6,950
	Enghouse Systems Ltd.	108,587	6,900
	Hudbay Minerals Inc.	1,349,141	6,831
*	Canfor Corp.	363,195	6,771
^	Osisko Gold Royalties Ltd.	884,685	6,712
^	Mullen Group Ltd.	552,370	6,564
	Enerflex Ltd.	508,421	6,507
*	Endeavour Mining Corp.	413,319	6,451
	Winpak Ltd.	172,644	6,368
	Pason Systems Inc.	416,811	6,322
*	SSR Mining Inc.	694,065	6,034
^	North West Co. Inc.	273,792	5,961
^	Birchcliff Energy Ltd.	1,469,982	5,918
	Secure Energy Services Inc.	889,690	5,827
^	Westshore Terminals Investment Corp.	271,135	5,634
*	Precision Drilling Corp.	1,626,968	5,618

*	Kelt Exploration Ltd.	853,288	5,556
*,^	NuVista Energy Ltd.	925,217	5,372
*,^	Home Capital Group Inc. Class B	452,346	5,253
^	Dream Office REIT	275,564	5,161
*,^	First Majestic Silver Corp.	906,723	5,146
	Northview Apartment REIT	256,321	5,088
	ECN Capital Corp.	1,739,032	5,076
	Martinrea International Inc.	496,208	5,067
*	Centerra Gold Inc.	1,209,254	4,821
*,^	NovaGold Resources Inc.	1,299,171	4,798
*	Tahoe Resources Inc.	1,724,422	4,766
^	CES Energy Solutions Corp.	1,430,147	4,717
^	TransAlta Renewables Inc.	528,585	4,706
*,^	Paramount Resources Ltd. Class A	395,669	4,635
^	Hudson's Bay Co.	565,449	4,246
*	SEMAFO Inc.	1,803,217	4,244
	Aecon Group Inc.	327,787	4,119
*	Torex Gold Resources Inc.	483,254	4,104
^	TORC Oil & Gas Ltd.	778,519	3,984
*,^	Eldorado Gold Corp.	4,508,694	3,944
*,^	Sierra Wireless Inc.	191,505	3,859
	Cascades Inc.	377,190	3,682
	Ensign Energy Services Inc.	727,880	3,511
	Cogeco Communications Inc.	65,833	3,298
*	Advantage Oil & Gas Ltd.	1,047,713	2,920
*,^	Obsidian Energy Ltd.	2,838,724	2,659
*	New Gold Inc.	3,239,423	2,558
	Dorel Industries Inc. Class B	143,820	2,549
*	Alacer Gold Corp.	1,604,384	2,484
^	Corus Entertainment Inc. Class B	633,566	2,055
^	First National Financial Corp.	89,136	2,008
	Fortis Inc. (New York Shares)	61,420	1,991
*	China Gold International Resources Corp. Ltd.	1,323,082	1,905
^	Just Energy Group Inc.	545,573	1,694
	Morguard REIT	147,286	1,372
*,^	ProMetic Life Sciences Inc.	933,897	347
	Enbridge Inc. (New York Shares)	7,620	246
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	—
*,§	Australis Capital Inc.	121,789	—
			9,209,839
Denmark (1.4%)
	Novo Nordisk A/S Class B	9,661,864	454,736
	Danske Bank A/S	3,821,356	100,167
	DSV A/S	1,025,206	93,161
	Coloplast A/S Class B	752,078	76,829
	Vestas Wind Systems A/S	1,092,851	73,829
	Carlsberg A/S Class B	596,860	71,579
	Novozymes A/S	1,169,267	64,133
2	Orsted A/S	847,740	57,606
	Chr Hansen Holding A/S	556,706	56,442
*	Genmab A/S	314,336	49,373
	AP Moller - Maersk A/S Class B	32,920	46,248
	AP Moller - Maersk A/S Class A	29,078	38,120
	GN Store Nord A/S	770,404	37,500
	ISS A/S	1,051,076	36,928
	Pandora A/S	591,224	36,876
*	William Demant Holding A/S	620,035	23,275

	Royal Unibrew A/S	279,558	23,012
	H Lundbeck A/S	341,019	21,051
*	Ambu A/S Class B	852,865	20,470
	SimCorp A/S	222,442	19,242
	Jyske Bank A/S	389,907	18,880
	FLSmidth & Co. A/S	283,822	17,649
	Tryg A/S	693,233	17,262
	Rockwool International A/S Class B	36,411	15,580
	Topdanmark A/S	235,534	10,765
	Sydbank A/S	366,134	10,764
	Dfds A/S	165,787	8,200
*	Nilfisk Holding A/S	151,986	7,749
*	ALK-Abello A/S	36,640	6,115
	Schouw & Co. A/S	73,458	6,092
2	Scandinavian Tobacco Group A/S	355,523	5,449
*,^	Bavarian Nordic A/S	184,419	4,861
*	Bang & Olufsen A/S	194,995	4,503
	Spar Nord Bank A/S	479,004	4,442
*	NKT A/S	156,796	4,067
	Alm Brand A/S	360,149	3,077
*	D/S Norden A/S	149,339	2,267
	Matas A/S	181,039	1,770
	Solar A/S Class B	27,374	1,712
			1,551,781
Finland (1.0%)
	Nokia Oyj	31,806,669	176,840
	Sampo Oyj Class A	2,787,216	144,237
	UPM-Kymmene Oyj	3,034,075	118,995
	Kone Oyj Class B	2,215,445	118,259
	Neste Oyj	789,510	65,076
	Fortum Oyj	2,457,652	61,593
	Stora Enso Oyj	3,181,939	60,763
	Wartsila Oyj Abp	2,585,564	50,315
	Elisa Oyj	814,342	34,524
	Nokian Renkaat Oyj	763,843	31,266
	Amer Sports Oyj	656,541	26,829
	Orion Oyj Class B	583,104	22,069
	Metso Oyj	607,717	21,509
	Kesko Oyj Class B	386,907	20,990
	Valmet Oyj	766,500	17,074
	Huhtamaki Oyj	528,090	16,917
	Konecranes Oyj Class A	411,649	15,733
	Tieto Oyj	419,742	12,964
	Cargotec Oyj Class B	277,527	12,460
	Outokumpu Oyj	1,739,535	10,202
	Metsa Board Oyj	981,119	9,914
	DNA Oyj	342,750	7,660
	Kemira Oyj	498,086	6,708
^	YIT Oyj	907,658	6,354
	Cramo Oyj	242,523	5,471
*	Outotec Oyj	829,238	5,424
	Citycon Oyj	2,138,192	4,460
*	Caverion Oyj	546,942	4,367
	Sanoma Oyj	418,479	4,118
	Uponor Oyj	307,577	4,018
	Ramirent Oyj	367,903	2,970
	Finnair Oyj	302,496	2,517

	Oriola Oyj	723,442	2,371
	Raisio Oyj	632,479	2,066
	F-Secure Oyj	524,428	1,894
*,^	Stockmann Oyj Abp Class B	229,020	1,034
			1,109,961
France (8.3%)
^	TOTAL SA	14,296,494	929,579
	Sanofi	6,168,626	551,156
	LVMH Moet Hennessy Louis Vuitton SE	1,412,269	499,060
	Airbus SE	3,124,503	392,263
	BNP Paribas SA	6,148,947	376,545
	AXA SA	10,931,681	292,925
	Danone SA	3,398,019	264,081
	Safran SA	1,822,859	255,247
	Vinci SA	2,642,300	251,391
	L'Oreal SA	1,000,595	241,233
	Air Liquide SA (Prime de fidelite)	1,782,542	234,090
	Schneider Electric SE	2,907,928	233,500
	Kering SA	421,915	226,299
	Pernod Ricard SA	1,201,524	197,061
	Societe Generale SA	4,109,292	176,457
	Orange SA	10,908,192	173,569
	Essilor International Cie Generale d'Optique SA	1,162,867	172,129
	Vivendi SA	5,448,467	140,120
	Engie SA	9,320,658	137,223
	Cie de Saint-Gobain	2,801,312	120,741
	Cie Generale des Etablissements Michelin SCA	1,000,497	119,416
	Hermes International	175,311	116,149
	Dassault Systemes SE	751,005	112,380
	Capgemini SE	886,584	111,620
	Legrand SA	1,512,596	110,294
	Credit Agricole SA	6,468,639	92,988
	Renault SA	1,044,984	90,394
	L'Oreal SA Loyalty Line	368,925	88,944
	Peugeot SA	3,089,280	83,336
	TechnipFMC plc	2,607,438	81,750
	Thales SA	567,953	80,696
	Air Liquide SA	605,982	79,580
	Publicis Groupe SA	1,194,052	71,310
	STMicroelectronics NV	3,604,327	65,969
	Atos SE	524,606	62,422
	Teleperformance	325,418	61,392
	Carrefour SA	3,171,489	60,789
	Accor SA	1,149,840	59,070
	Valeo SA	1,352,081	58,547
	Veolia Environnement SA	2,834,880	56,570
*	Ubisoft Entertainment SA	482,912	52,146
	Edenred	1,349,300	51,419
	Arkema SA	409,156	50,707
	Bouygues SA	1,164,080	50,359
	Sodexo SA	474,165	50,284
	Gecina SA	296,802	49,595
	Eiffage SA	420,680	46,995
	Electricite de France SA	2,604,058	45,798
	SES SA Class A	2,001,392	43,902
	SCOR SE	891,912	41,351
	Klepierre SA	1,138,817	40,468

	Alstom SA	875,963	39,181
	Bureau Veritas SA	1,444,089	37,290
	Aeroports de Paris	161,085	36,269
	Eurofins Scientific SE	63,638	36,206
	Orpea	256,400	33,170
	Ipsen SA	195,514	32,916
	Getlink	2,573,004	32,870
	Natixis SA	4,759,992	32,325
	Suez	2,092,488	29,766
	Ingenico Group SA	355,191	27,006
	SEB SA	154,213	26,230
	Rubis SCA	482,866	26,153
2	Euronext NV	396,156	26,030
	Rexel SA	1,722,994	25,881
	Faurecia SA	417,413	25,103
	Dassault Aviation SA	13,186	24,403
2	Amundi SA	322,120	24,123
	Bollore SA	5,553,749	23,989
	Wendel SA	159,862	23,820
	Eutelsat Communications SA	963,021	22,752
	CNP Assurances	902,219	21,749
	Covivio	203,059	21,203
	Eurazeo SE	265,960	20,942
	Lagardere SCA	663,593	20,435
	BioMerieux	235,494	19,657
	Sartorius Stedim Biotech	136,820	18,839
	Remy Cointreau SA	138,743	18,095
	Iliad SA	137,030	17,899
	Elis SA (London Shares)	728,718	17,157
	ICADE	183,186	16,932
	Alten SA	162,587	16,726
	Imerys SA	205,680	15,188
	JCDecaux SA	413,700	15,139
*,2	Worldline SA	226,493	14,502
^	SPIE SA	682,697	13,596
	Societe BIC SA	148,022	13,556
	Nexity SA	244,845	13,533
^	Casino Guichard Perrachon SA	321,310	13,523
	Sopra Steria Group	81,172	13,012
*	Air France-KLM	1,216,852	12,683
	Cie Plastic Omnium SA	319,863	12,061
	Altran Technologies SA	1,315,617	11,409
*	CGG SA	3,957,298	11,046
*,^	Vallourec SA	1,734,610	10,192
^	Gaztransport Et Technigaz SA	125,413	9,503
	Korian SA	257,835	9,390
2	Elior Group SA	586,861	9,088
2	ALD SA	461,574	8,448
*	Fnac Darty SA	99,004	7,807
	Metropole Television SA	372,264	7,504
2	Maisons du Monde SA	248,490	7,248
*	Rothschild & Co.	160,000	6,781
*	SOITEC	95,775	6,644
	IPSOS	212,142	6,496
	Television Francaise 1	607,863	6,420
*	DBV Technologies SA	134,154	6,076
	Neopost SA	186,131	5,653

2	Europcar Mobility Group	581,876	5,469
	Eramet	49,739	5,254
	Nexans SA	165,432	5,201
	Vicat SA	85,147	5,187
	Trigano SA	45,406	4,966
	Coface SA	516,254	4,897
^	Tarkett SA	176,456	4,517
	Carmila SA	171,511	4,372
	Akka Technologies	56,297	4,075
	Electricite de France SA (Prime de fidelite)	229,038	4,028
	FFP	29,191	3,964
*	Virbac SA	23,785	3,952
*,2	SMCP SA	139,081	3,874
	Altarea SCA	16,446	3,817
*,^	Genfit	161,092	3,743
	Mercialys SA	231,755	3,735
	Albioma SA	151,803	3,472
	LISI	95,134	3,430
	Interparfums SA	64,218	3,286
	Beneteau SA	202,463	3,255
*	Sodexo SA - Prime de fidelite 2023	28,542	3,027
	Mersen SA	80,904	2,846
	Derichebourg SA	531,257	2,835
	Manitou BF SA	68,773	2,544
*,^	Technicolor SA	2,065,458	2,476
*,^,2 X-Fab Silicon Foundries SE		319,478	2,467
	Bonduelle SCA	78,094	2,452
	Guerbet	29,414	2,224
	Vilmorin & Cie SA	29,579	2,064
	Boiron SA	30,086	2,025
*	Etablissements Maurel et Prom	301,678	1,920
	Jacquet Metal Service SA	68,773	1,644
^	Rallye SA	137,638	1,613
*	Pharmagest Inter@ctive	20,431	1,396
	Synergie SA	36,002	1,359
	GL Events	56,643	1,287
	Groupe Crit	14,699	1,210
	AKWEL	50,714	1,070
*,^	Bourbon Corp.	152,974	977
	Haulotte Group SA	71,536	974
*	Stallergenes Greer plc	20,591	734
	Esso SA Francaise	12,846	641
	Union Financiere de France BQE SA	17,333	557
*	Cellectis SA	4,315	121
*	GL Events Rights Exp. 10/08/2018	56,643	26
			9,237,907
Germany (7.6%)
	SAP SE	5,509,012	677,415
	Siemens AG	4,363,444	557,932
	Allianz SE	2,430,992	541,064
	Bayer AG	5,309,294	470,943
	BASF SE	5,207,146	462,052
	Daimler AG	4,891,525	308,278
	Deutsche Telekom AG	18,360,574	295,583
	adidas AG	1,122,886	274,616
	Linde AG- Tender Line	1,056,766	249,565
	Deutsche Post AG	5,522,639	196,356

	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	847,564	187,217
	Volkswagen AG Preference Shares	1,043,354	183,228
	Fresenius SE & Co. KGaA	2,303,302	168,904
	Bayerische Motoren Werke AG	1,823,522	164,284
	Infineon Technologies AG	6,436,841	146,477
	Vonovia SE	2,948,197	144,193
	Deutsche Boerse AG	1,062,411	142,053
	Wirecard AG	650,147	140,660
	E.ON SE	12,318,563	125,352
	Fresenius Medical Care AG & Co. KGaA	1,207,099	124,023
	Deutsche Bank AG	10,823,974	123,283
	Henkel AG & Co. KGaA Preference Shares	976,673	114,517
	Continental AG	615,093	106,870
	Deutsche Wohnen SE	2,019,844	97,018
2	Covestro AG	1,020,715	82,625
	Merck KGaA	734,456	75,885
	RWE AG	3,008,928	74,289
	thyssenkrupp AG	2,644,201	66,705
	MTU Aero Engines AG	292,945	65,995
	HeidelbergCement AG	844,440	65,958
	Beiersdorf AG	566,730	63,884
	Henkel AG & Co. KGaA	596,171	63,247
	Symrise AG	687,471	62,683
*	Commerzbank AG	5,914,360	61,450
	Porsche Automobil Holding SE Preference Shares	871,280	58,653
	Brenntag AG	879,987	54,271
	Hannover Rueck SE	342,110	48,289
*	QIAGEN NV	1,243,995	47,114
	LEG Immobilien AG	359,461	42,721
	LANXESS AG	518,211	37,907
	Uniper SE	1,114,431	34,308
	ProSiebenSat.1 Media SE	1,309,344	33,923
	Evonik Industries AG	944,224	33,770
	GEA Group AG	948,235	33,752
	Deutsche Lufthansa AG	1,346,895	33,058
*,2	Siemens Healthineers AG	740,801	32,549
*	Aroundtown SA	3,616,403	32,219
	Sartorius AG Preference Shares	194,464	31,521
	Volkswagen AG	180,285	31,348
	United Internet AG	655,427	30,989
*,2	Zalando SE	770,381	29,936
*,2	Delivery Hero SE	619,730	29,759
2	Scout24 AG	613,887	28,593
	HUGO BOSS AG	364,408	28,036
	Rheinmetall AG	243,236	25,426
	Bayerische Motoren Werke AG Preference Shares	317,143	24,874
	KION Group AG	401,796	24,671
	Fuchs Petrolub SE Preference Shares	413,538	23,077
	Puma SE	46,589	22,988
	K&S AG	1,090,521	22,870
	OSRAM Licht AG	548,142	21,765
	MAN SE	199,546	21,693
*	MorphoSys AG	179,244	19,176
	Fraport AG Frankfurt Airport Services Worldwide	204,122	18,020
	GRENKE AG	149,551	17,775
	Freenet AG	733,347	17,606
	Carl Zeiss Meditec AG	208,200	17,501

	HOCHTIEF AG	104,297	17,290
	TAG Immobilien AG	718,548	17,121
	Axel Springer SE	253,508	17,043
2	Innogy SE Ordinary Shares	373,366	16,676
	Grand City Properties SA	625,157	16,221
	Telefonica Deutschland Holding AG	3,811,136	16,100
*	Evotec AG	749,923	15,906
	Bechtle AG	155,448	15,780
	RTL Group SA	217,610	15,521
*,§	Innogy SE	358,996	15,306
	Gerresheimer AG	180,790	15,263
	Nemetschek SE	103,073	15,068
	METRO AG	959,247	15,025
	Siltronic AG	118,143	14,448
	Aareal Bank AG	344,726	14,374
	Aurubis AG	205,347	14,331
*	Hella GmbH & Co. KGaA	255,127	14,218
	CTS Eventim AG & Co. KGaA	311,241	13,954
	Rational AG	19,123	13,843
	alstria office REIT-AG	904,565	13,414
	1&1 Drillisch AG	264,043	12,836
	Duerr AG	281,942	12,679
	TLG Immobilien AG	483,577	12,637
	Software AG	275,173	12,529
	STADA Arzneimittel AG	128,617	12,109
	TUI AG	619,858	11,911
	Norma Group SE	183,012	11,690
*,2	Rocket Internet SE	372,191	11,649
	Stabilus SA	140,806	11,619
	Salzgitter AG	219,055	10,929
	Wacker Chemie AG	85,884	10,781
*	Jenoptik AG	290,206	10,693
2	Deutsche Pfandbriefbank AG	703,775	10,521
	Jungheinrich AG Preference Shares	275,170	10,473
2	ADO Properties SA	164,752	9,872
*	Dialog Semiconductor plc	442,003	9,673
	Deutsche EuroShop AG	293,079	9,485
	Krones AG	82,781	8,681
	CANCOM SE	191,511	8,642
	FUCHS PETROLUB SE	172,390	8,499
	Bilfinger SE	168,123	8,482
	Sixt SE Preference Shares	106,436	8,471
	Fielmann AG	139,392	8,387
	Talanx AG	218,436	8,300
	Sixt SE	66,719	8,288
	Stroeer SE & Co. KGaA	140,699	8,038
	S&T AG	269,117	7,866
	Leoni AG	186,545	7,669
	CompuGroup Medical SE	128,237	7,396
	CECONOMY AG	1,013,933	7,168
	Indus Holding AG	103,750	6,441
	Deutz AG	696,577	6,196
*	zooplus AG	35,494	6,161
*,^	AIXTRON SE	599,271	6,056
	Suedzucker AG	442,820	5,888
2	Hapag-Lloyd AG	152,765	5,775
	DMG Mori AG	108,775	5,570

	Pfeiffer Vacuum Technology AG	37,251	5,524
2	Befesa SA	105,833	5,489
	XING SE	15,828	5,410
	Schaeffler AG Preference Shares	423,932	5,408
*,2	DWS Group GmbH & Co. KGaA	195,101	5,379
	Washtec AG	60,025	5,268
*	Hypoport AG	21,919	5,038
	RWE AG Preference Shares	250,052	5,031
	RIB Software SE	234,616	4,962
	Kloeckner & Co. SE	415,149	4,794
	Koenig & Bauer AG	76,985	4,647
	PATRIZIA Immobilien AG	241,504	4,637
*	Isra Vision AG	88,400	4,444
	KWS Saat SE	11,412	4,405
	VTG AG	64,678	3,955
*,^	Heidelberger Druckmaschinen AG	1,467,462	3,920
*	Nordex SE	348,263	3,744
	Wacker Neuson SE	141,345	3,621
	Hornbach Holding AG & Co. KGaA	49,494	3,467
	Hamburger Hafen und Logistik AG	140,330	3,294
	Biotest AG Preference Shares	109,399	3,037
	Takkt AG	191,617	3,033
*	SGL Carbon SE	270,818	2,962
	RHOEN-KLINIKUM AG	113,221	2,911
*	Corestate Capital Holding SA	59,538	2,767
	Vossloh AG	53,124	2,765
	Draegerwerk AG & Co. KGaA Preference Shares	42,177	2,675
	DIC Asset AG	241,037	2,653
	Deutsche Beteiligungs AG	64,555	2,653
	Wuestenrot & Wuerttembergische AG	111,381	2,538
	Diebold Nixdorf AG	37,747	2,480
	BayWa AG	73,935	2,461
	Bertrandt AG	25,814	2,384
*	Varta AG	72,445	2,382
	comdirect bank AG	157,574	2,020
	ElringKlinger AG	156,801	1,738
*,2	Tele Columbus AG	554,921	1,599
	Hornbach Baumarkt AG	41,780	1,275
	Draegerwerk AG & Co. KGaA	20,836	1,244
	SMA Solar Technology AG	49,271	1,155
	H&R GmbH & Co. KGaA	66,563	600
	CropEnergies AG	107,543	578
*	Gerry Weber International AG	507	2
			8,482,073
Hong Kong (3.1%)
	AIA Group Ltd.	68,758,120	613,111
	Hong Kong Exchanges & Clearing Ltd.	7,050,500	201,465
	CK Hutchison Holdings Ltd.	15,223,952	175,239
	Link REIT	12,223,299	120,350
	Sun Hung Kai Properties Ltd.	8,092,621	117,442
	CK Asset Holdings Ltd.	15,320,502	114,845
	Hang Seng Bank Ltd.	4,114,895	111,654
	CLP Holdings Ltd.	9,349,924	109,494
	Hong Kong & China Gas Co. Ltd.	50,906,568	100,899
	BOC Hong Kong Holdings Ltd.	20,394,711	96,800
	Galaxy Entertainment Group Ltd.	12,140,682	76,694
	Jardine Matheson Holdings Ltd.	1,180,041	74,032

	Sands China Ltd.	13,627,618	61,372
	Power Assets Holdings Ltd.	7,424,683	51,609
	China Mengniu Dairy Co. Ltd.	15,250,845	50,700
	Techtronic Industries Co. Ltd.	7,110,801	45,358
	Wharf Real Estate Investment Co. Ltd.	6,893,106	44,409
	New World Development Co. Ltd.	32,553,688	44,215
	Hongkong Land Holdings Ltd.	6,630,074	43,913
	MTR Corp. Ltd.	8,053,570	42,353
	AAC Technologies Holdings Inc.	3,935,713	40,641
	Jardine Strategic Holdings Ltd.	1,031,743	37,446
	Henderson Land Development Co. Ltd.	6,691,797	33,607
2	WH Group Ltd.	47,861,771	33,602
	Swire Pacific Ltd. Class A	2,886,331	31,610
	Sino Land Co. Ltd.	17,601,275	30,155
	CK Infrastructure Holdings Ltd.	3,532,305	27,955
	Wheelock & Co. Ltd.	4,642,842	27,913
2	Samsonite International SA	7,354,487	27,203
	Want Want China Holdings Ltd.	31,232,109	26,273
	Bank of East Asia Ltd.	6,950,254	25,865
	Swire Properties Ltd.	6,003,531	22,765
	Hang Lung Properties Ltd.	11,534,662	22,502
	Tingyi Cayman Islands Holding Corp.	10,656,360	19,567
	Wynn Macau Ltd.	8,323,313	19,115
	Wharf Holdings Ltd.	6,932,899	18,876
*,^	Semiconductor Manufacturing International Corp.	17,174,172	18,508
	Hysan Development Co. Ltd.	3,516,863	17,760
	ASM Pacific Technology Ltd.	1,731,520	17,694
^	Minth Group Ltd.	3,952,165	16,259
	Sun Art Retail Group Ltd.	12,520,465	16,243
	NWS Holdings Ltd.	8,031,764	15,876
	Dairy Farm International Holdings Ltd.	1,726,343	15,533
	Vitasoy International Holdings Ltd.	4,543,061	15,493
	Xinyi Glass Holdings Ltd.	11,414,622	14,391
	PRADA SPA	2,898,955	13,851
	PCCW Ltd.	23,750,638	13,838
	Hang Lung Group Ltd.	5,018,087	13,365
	Kerry Properties Ltd.	3,381,266	11,481
	Yue Yuen Industrial Holdings Ltd.	4,113,060	11,434
	Hopewell Holdings Ltd.	3,291,187	10,833
	VTech Holdings Ltd.	919,425	10,613
	SJM Holdings Ltd.	10,633,465	9,797
	Shangri-La Asia Ltd.	6,360,920	9,415
2	BOC Aviation Ltd.	1,193,607	9,260
	Swire Pacific Ltd. Class B	5,208,818	9,215
	Fortune REIT	7,715,044	9,149
	Melco International Development Ltd.	4,554,639	9,067
	NagaCorp Ltd.	8,468,432	8,859
	Champion REIT	11,201,568	7,839
	Great Eagle Holdings Ltd.	1,562,688	7,806
	Li & Fung Ltd.	33,341,386	7,468
	Nexteer Automotive Group Ltd.	4,577,943	7,249
	HKBN Ltd.	4,153,252	7,115
	Uni-President China Holdings Ltd.	6,583,968	7,008
*	MMG Ltd.	13,033,883	6,710
	Luk Fook Holdings International Ltd.	1,926,780	6,704
	MGM China Holdings Ltd.	4,201,383	6,633
	United Energy Group Ltd.	32,131,171	6,619

	First Pacific Co. Ltd.	13,229,867	6,523
	IGG Inc.	5,172,937	6,435
	Chow Tai Fook Jewellery Group Ltd.	6,033,173	6,186
	Hongkong & Shanghai Hotels Ltd.	4,253,514	5,957
	Johnson Electric Holdings Ltd.	1,972,475	5,570
	Pacific Basin Shipping Ltd.	22,997,148	5,474
	Lifestyle International Holdings Ltd.	2,784,883	5,461
	Xinyi Solar Holdings Ltd.	17,544,196	5,423
	SITC International Holdings Co. Ltd.	6,675,863	5,396
	Dah Sing Financial Holdings Ltd.	834,724	5,340
	Towngas China Co. Ltd.	5,953,958	5,197
	Cathay Pacific Airways Ltd.	3,418,272	5,153
	Kerry Logistics Network Ltd.	3,079,362	5,145
^	China Goldjoy Group Ltd.	86,415,219	4,967
^	Man Wah Holdings Ltd.	8,285,515	4,960
	Television Broadcasts Ltd.	1,691,799	4,805
	L'Occitane International SA	2,664,914	4,780
*,2	Razer Inc.	20,969,723	4,682
	China Travel International Investment Hong Kong Ltd.	14,514,841	4,667
	Haitong International Securities Group Ltd.	13,238,461	4,628
	Shui On Land Ltd.	19,791,514	4,598
	Shougang Fushan Resources Group Ltd.	20,241,315	4,486
	Cafe de Coral Holdings Ltd.	1,882,109	4,300
	Yuexiu REIT	6,488,202	4,254
	Dah Sing Banking Group Ltd.	2,057,892	4,132
^	Value Partners Group Ltd.	5,171,807	4,115
	Sunlight REIT	6,037,365	4,056
	Shun Tak Holdings Ltd.	10,289,451	3,588
	Mandarin Oriental International Ltd.	1,673,309	3,430
	SA Sa International Holdings Ltd.	6,170,431	3,419
	K Wah International Holdings Ltd.	6,862,451	3,247
	Giordano International Ltd.	6,471,213	3,245
	Chinese Estates Holdings Ltd.	2,804,553	3,237
	Guotai Junan International Holdings Ltd.	17,965,667	3,140
	Far East Consortium International Ltd.	5,918,763	3,115
	SmarTone Telecommunications Holdings Ltd.	2,174,348	2,896
2	FIT Hon Teng Ltd.	5,832,814	2,886
	Microport Scientific Corp.	2,142,904	2,834
	Gemdale Properties & Investment Corp. Ltd.	29,429,776	2,665
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,728,533	2,658
	CITIC Telecom International Holdings Ltd.	7,722,595	2,631
	CP Pokphand Co. Ltd.	29,300,384	2,615
	Prosperity REIT	6,713,063	2,611
	Lai Sun Development Co. Ltd.	1,761,861	2,573
	Chow Sang Sang Holdings International Ltd.	1,303,542	2,560
	Huabao International Holdings Ltd.	4,654,030	2,492
	Road King Infrastructure Ltd.	1,427,105	2,444
*	Agritrade Resources Ltd.	10,970,396	2,411
	Pacific Textiles Holdings Ltd.	2,813,430	2,398
*,^	Esprit Holdings Ltd.	9,966,790	2,394
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,609,509	2,380
^	Pou Sheng International Holdings Ltd.	11,808,071	2,355
*	Zhaobangji Properties Holdings Ltd.	1,472,000	2,303
^	United Laboratories International Holdings Ltd.	2,483,654	2,195
*,^	HC Group Inc.	3,124,094	2,171
*,^	We Solutions Ltd.	16,909,041	2,158
	Spring REIT	4,085,430	2,107

	Canvest Environmental Protection Group Co. Ltd.	4,034,821	2,097
	HKR International Ltd.	4,325,405	2,093
2	Crystal International Group Ltd.	3,000,288	1,967
*	FIH Mobile Ltd.	17,035,100	1,951
	Dynam Japan Holdings Co. Ltd.	1,567,881	1,943
	Goodbaby International Holdings Ltd.	4,581,542	1,833
*	Global Brands Group Holding Ltd.	35,032,662	1,829
*,^,§ Town Health International Medical Group Ltd.		20,414,000	1,799
	Liu Chong Hing Investment Ltd.	1,181,195	1,793
*	Anton Oilfield Services Group	10,742,652	1,786
^	Nan Hai Corp. Ltd.	73,194,853	1,746
	Sun Hung Kai & Co. Ltd.	3,373,891	1,725
^	China Harmony New Energy Auto Holding Ltd.	4,084,318	1,701
*	NewOcean Energy Holdings Ltd.	5,288,518	1,639
2	IMAX China Holding Inc.	626,010	1,593
	Inspur International Ltd.	3,052,253	1,470
	Texwinca Holdings Ltd.	3,719,015	1,466
	Macau Legend Development Ltd.	7,958,847	1,443
*,^	China LNG Group Ltd.	9,303,799	1,377
*	COFCO Meat Holdings Ltd.	9,479,876	1,372
*,§	Convoy Global Holdings Ltd.	62,200,399	1,327
^,2	Regina Miracle International Holdings Ltd.	1,936,993	1,325
*,^	Truly International Holdings Ltd.	7,867,276	1,317
*	Beijing Enterprises Medical & Health Group Ltd.	28,203,608	1,294
	Lee's Pharmaceutical Holdings Ltd.	1,502,214	1,288
*,^	Digital Domain Holdings Ltd.	88,612,403	1,210
*,^	GCL New Energy Holdings Ltd.	32,720,541	1,173
	Ju Teng International Holdings Ltd.	4,567,147	1,154
	Emperor Capital Group Ltd.	22,734,249	1,149
	Singamas Container Holdings Ltd.	7,382,229	1,110
*	Honghua Group Ltd.	12,907,067	1,089
*	G-Resources Group Ltd.	128,983,837	1,088
*	Lifestyle China Group Ltd.	2,624,750	1,069
2	CGN New Energy Holdings Co. Ltd.	6,478,299	1,067
*	China Financial International Investments Ltd.	38,043,281	923
	China Baoli Technologies Holdings Ltd.	11,669,643	895
*,^	KuangChi Science Ltd.	10,027,510	859
*,^	Panda Green Energy Group Ltd.	18,734,314	825
*,^	China Silver Group Ltd.	5,674,857	810
*	China Strategic Holdings Ltd.	85,394,224	774
*	New World Department Store China Ltd.	3,151,539	716
	Emperor Watch & Jewellery Ltd.	17,347,004	683
*	Sunshine Oilsands Ltd.	25,118,287	655
*,^	Hong Kong Television Network Ltd.	2,026,385	649
*	Freeman FinTech Corp. Ltd.	61,246,705	618
	Stella International Holdings Ltd.	680,070	605
^	Yip's Chemical Holdings Ltd.	1,760,790	588
	New Sports Group Ltd.	9,379,613	584
*,^	China LotSynergy Holdings Ltd.	40,182,637	579
^	Shenwan Hongyuan HK Ltd.	2,523,758	571
^	EVA Precision Industrial Holdings Ltd.	6,277,277	553
*,^	Future World Financial Holdings Ltd.	47,774,251	530
*	CST Group Ltd.	156,679,387	520
*,^	Technovator International Ltd.	2,925,938	519
	Henderson Investment Ltd.	6,014,837	492
	Chong Hing Bank Ltd.	265,430	478
	BOE Varitronix Ltd.	1,343,084	446

*	Parkson Retail Group Ltd.	4,475,123	427
	TPV Technology Ltd.	3,857,610	341
*,§	Brightoil Petroleum Holdings Ltd.	10,553,301	270
*	Mei Ah Entertainment Group Ltd.	6,819,482	216
*	Silver Base Group Holdings Ltd.	2,765,175	190
*	Qianhai Health Holdings Ltd.	3,350,522	190
*	New Provenance Everlasting Holdings Ltd.	26,872,816	175
*	Xinchen China Power Holdings Ltd.	1,386,196	122
*	China Ocean Industry Group Ltd.	25,075,623	115
*	China Oceanwide Holdings Ltd.	2,391,967	115
*	Good Resources Holdings Ltd.	3,674,532	90
*	Sincere Watch Hong Kong Ltd.	7,184,937	88
*	Sino Oil And Gas Holdings Ltd.	2,951,378	76
*	Yanchang Petroleum International Ltd.	4,919,250	53
*	Summit Ascent Holdings Ltd.	517,938	52
			3,396,657
Ireland (0.2%)
	Kerry Group plc Class A	832,443	92,060
	Bank of Ireland Group plc	5,239,348	40,065
	Kingspan Group plc	852,833	39,708
	AIB Group plc	4,492,592	22,962
	Glanbia plc	1,120,901	19,348
	Dalata Hotel Group plc	1,054,684	8,377
	Green REIT plc	4,150,274	7,273
*	Cairn Homes plc	4,156,124	7,090
	C&C Group plc	1,767,223	6,819
	Hibernia REIT plc	3,920,545	6,462
	Irish Continental Group plc	911,368	5,512
	Origin Enterprises plc	705,683	4,649
*	Permanent TSB Group Holdings plc	599,713	1,488
*,§	Irish Bank Resolution Corp. Ltd.	257,065	—
			261,813
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	5,102,892	112,699
	Bank Leumi Le-Israel BM	8,654,466	57,036
	Bank Hapoalim BM	5,876,551	43,032
*	Nice Ltd.	348,547	39,701
	Israel Chemicals Ltd.	3,892,929	23,611
	Israel Discount Bank Ltd. Class A	6,685,336	22,259
	Frutarom Industries Ltd.	209,464	21,733
*	SodaStream International Ltd.	128,818	18,318
	Elbit Systems Ltd.	134,280	17,062
	Bezeq The Israeli Telecommunication Corp. Ltd.	11,691,525	13,455
	Mizrahi Tefahot Bank Ltd.	736,029	12,889
*	Tower Semiconductor Ltd.	560,817	12,301
	Azrieli Group Ltd.	208,417	10,646
	Paz Oil Co. Ltd.	57,934	9,062
*	Mazor Robotics Ltd.	268,452	7,818
	Israel Corp. Ltd.	20,919	6,715
	First International Bank Of Israel Ltd.	291,575	6,580
	Alony Hetz Properties & Investments Ltd.	586,050	6,155
	Strauss Group Ltd.	228,138	5,014
*	Airport City Ltd.	409,303	4,994
	Harel Insurance Investments & Financial Services Ltd.	622,975	4,788
	Gazit-Globe Ltd.	519,713	4,730
	Delek Group Ltd.	27,352	4,610

Oil Refineries Ltd.	8,372,590	4,156
Phoenix Holdings Ltd.	680,552	4,113
* Nova Measuring Instruments Ltd.	153,468	4,067
Shufersal Ltd.	623,000	3,983
Melisron Ltd.	90,333	3,919
Reit 1 Ltd.	948,392	3,855
Amot Investments Ltd.	676,924	3,585
* Jerusalem Oil Exploration	46,178	2,838
IDI Insurance Co. Ltd.	44,712	2,754
* Jerusalem Economy Ltd.	957,026	2,686
* Partner Communications Co. Ltd.	508,831	2,672
* Clal Insurance Enterprises Holdings Ltd.	137,373	2,594
* Shikun & Binui Ltd.	1,124,781	2,322
Electra Ltd.	9,205	2,274
Migdal Insurance & Financial Holding Ltd.	1,919,311	2,126
* Cellcom Israel Ltd. (Registered)	302,102	2,073
Teva Pharmaceutical Industries Ltd. ADR	95,578	2,059
Matrix IT Ltd.	171,597	2,052
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	42,025	1,987
Sella Capital Real Estate Ltd.	1,074,829	1,919
* Africa Israel Properties Ltd.	70,637	1,756
Shapir Engineering and Industry Ltd.	489,844	1,722
Formula Systems 1985 Ltd.	40,749	1,716
Bayside Land Corp.	3,618	1,685
Big Shopping Centers Ltd.	23,473	1,644
Kenon Holdings Ltd.	94,069	1,601
* Brack Capital Properties NV	14,032	1,596
Delta Galil Industries Ltd.	50,957	1,507
Hilan Ltd.	59,350	1,478
Menora Mivtachim Holdings Ltd.	125,056	1,418
* Naphtha Israel Petroleum Corp. Ltd.	190,342	1,301
* Gilat Satellite Networks Ltd.	143,441	1,257
Delek Automotive Systems Ltd.	208,748	1,133
AudioCodes Ltd.	107,239	1,094
* Allot Communications Ltd.	165,766	1,039
Norstar Holdings Inc.	48,272	828
* Kamada Ltd.	133,480	822
* B Communications Ltd.	58,325	573
Property & Building Corp. Ltd.	5,883	474
* Evogene Ltd.	114,988	345
Ormat Technologies Inc.	1	—
		548,231
Italy (2.2%)
Eni SPA	14,230,044	268,233
Enel SPA	44,221,549	226,042
Intesa Sanpaolo SPA (Registered)	85,882,977	218,826
UniCredit SPA	12,694,991	190,487
Assicurazioni Generali SPA	7,357,080	126,689
* Fiat Chrysler Automobiles NV	6,267,820	109,619
Ferrari NV	712,724	97,898
CNH Industrial NV	5,642,134	67,709
Atlantia SPA	3,020,977	62,676
Luxottica Group SPA	882,746	59,827
Snam SPA	13,042,316	54,237
Tenaris SA	2,665,083	44,634
Terna Rete Elettrica Nazionale SPA	8,034,316	42,919
Moncler SPA	972,260	41,834

	EXOR NV	606,386	40,459
*	Telecom Italia SPA (Registered)	61,241,740	37,020
	Prysmian SPA	1,488,620	34,563
	Mediobanca Banca di Credito Finanziario SPA	3,388,241	33,719
	FinecoBank Banca Fineco SPA	2,235,013	29,804
	Davide Campari-Milano SPA	3,240,756	27,598
	Leonardo SPA	2,201,836	26,465
	Unione di Banche Italiane SPA	5,779,159	23,128
*,^	Banco BPM SPA	8,626,681	21,185
2	Poste Italiane SPA	2,631,054	20,986
*,2	Pirelli & C SPA	2,453,406	20,557
*	Saipem SPA	3,192,785	19,617
	Recordati SPA	542,509	18,345
	Telecom Italia SPA (Bearer)	34,186,636	18,340
	Interpump Group SPA	474,299	15,516
	A2A SPA	8,834,844	15,322
	Italgas SPA	2,810,407	15,246
	Amplifon SPA	672,071	14,900
	Hera SPA	4,544,131	14,131
	Unipol Gruppo SPA	3,146,690	13,986
	Cerved Group SPA	1,116,481	12,005
	De' Longhi SPA	367,393	11,516
	Brembo SPA	876,810	11,465
^	UnipolSai Assicurazioni SPA	4,323,801	10,170
	BPER Banca	2,200,500	10,149
2	Infrastrutture Wireless Italiane SPA	1,371,134	10,149
^	Azimut Holding SPA	669,039	10,057
	Banca Popolare di Sondrio SCPA	2,572,348	9,787
	Banca Mediolanum SPA	1,382,765	9,378
	DiaSorin SPA	81,410	8,557
	Buzzi Unicem SPA	403,013	8,357
	Banca Generali SPA	323,986	8,344
	IMA Industria Macchine Automatiche SPA	96,035	8,033
	Reply SPA	116,649	8,017
2	Anima Holding SPA	1,623,059	7,953
	Societa Cattolica di Assicurazioni SC	905,309	7,771
	Autogrill SPA	727,276	7,423
	Brunello Cucinelli SPA	188,293	7,327
2	Enav SPA	1,456,385	7,091
	Iren SPA	2,801,253	6,868
2	Technogym SPA	558,801	6,841
	Salvatore Ferragamo SPA	276,685	6,612
	ERG SPA	309,731	6,303
	Ei Towers SPA	88,100	5,817
	Societa Iniziative Autostradali e Servizi SPA	390,871	5,771
	Saras SPA	2,624,153	5,610
*	Mediaset SPA	1,742,897	5,436
	MARR SPA	183,889	5,384
	Beni Stabili SpA SIIQ	5,718,064	4,989
^	Tod's SPA	72,296	4,921
	Tamburi Investment Partners SPA	580,534	4,361
	Fincantieri SPA	2,680,909	4,341
	Datalogic SPA	117,635	4,251
	ASTM SPA	195,367	4,211
	Danieli & C Officine Meccaniche SPA RSP	222,060	3,992
	Maire Tecnimont SPA	820,063	3,679
*	Banca Monte dei Paschi di Siena SPA	1,410,241	3,662

	ACEA SPA	244,377	3,659
*,^	Juventus Football Club SPA	2,152,121	3,654
	Parmalat SPA	1,084,766	3,570
2	Banca Farmafactoring SPA	496,436	2,962
*	Ansaldo STS SPA	207,703	2,953
	Buzzi Unicem SPA RSP	236,860	2,832
	Biesse SPA	78,443	2,783
*,2	OVS SPA	967,750	2,772
2	RAI Way SPA	538,348	2,736
	Credito Emiliano SPA	414,286	2,712
2	Gima TT SPA	198,516	2,493
2	doBank SPA	221,327	2,431
	Banca IFIS SPA	104,825	2,355
^	Salini Impregilo SPA	939,117	2,310
	Immobiliare Grande Distribuzione SIIQ SPA	284,973	2,192
	Piaggio & C SPA	915,897	2,090
	CIR-Compagnie Industriali Riunite SPA	1,725,458	1,968
	Danieli & C Officine Meccaniche SPA	68,987	1,839
	Cementir Holding SPA	253,337	1,768
	Zignago Vetro SPA	164,434	1,634
	Italmobiliare SPA	67,138	1,618
^	Cairo Communication SPA	379,091	1,369
*	Arnoldo Mondadori Editore SPA	679,942	1,177
	Cofide SPA	2,136,180	1,160
^	Geox SPA	460,767	1,159
*	Rizzoli Corriere Della Sera Mediagroup SPA	743,731	859
	DeA Capital SPA	379,623	559
*,^	Safilo Group SPA	153,459	376
			2,399,105
Japan (22.3%)
	Toyota Motor Corp.	14,373,138	895,487
	SoftBank Group Corp.	4,847,508	484,264
	Mitsubishi UFJ Financial Group Inc.	71,806,979	446,115
	Sony Corp.	7,192,627	437,223
	Sumitomo Mitsui Financial Group Inc.	7,515,592	302,456
	Honda Motor Co. Ltd.	9,904,484	298,286
	Keyence Corp.	512,211	297,537
	KDDI Corp.	10,098,589	278,587
	Mizuho Financial Group Inc.	144,323,981	251,528
	Recruit Holdings Co. Ltd.	6,796,886	227,026
	Mitsubishi Corp.	7,315,232	225,329
	Nintendo Co. Ltd.	610,843	222,245
	Kao Corp.	2,701,484	218,220
	Central Japan Railway Co.	1,025,383	213,483
	FANUC Corp.	1,103,044	207,519
	Shin-Etsu Chemical Co. Ltd.	2,317,194	204,859
	Daikin Industries Ltd.	1,506,363	200,502
	Seven & i Holdings Co. Ltd.	4,382,150	195,378
	East Japan Railway Co.	2,094,281	194,536
	Astellas Pharma Inc.	11,064,563	193,220
	NTT DOCOMO Inc.	7,161,149	192,474
	Nidec Corp.	1,331,245	191,427
	Tokio Marine Holdings Inc.	3,839,199	190,592
^	Takeda Pharmaceutical Co. Ltd.	4,337,364	185,457
	Canon Inc.	5,845,507	185,358
	Hitachi Ltd.	5,256,233	178,668
	Japan Tobacco Inc.	6,795,997	177,466

Shiseido Co. Ltd.	2,206,327	170,875
Mitsui & Co. Ltd.	9,613,790	170,843
Nippon Telegraph & Telephone Corp.	3,717,887	167,790
Murata Manufacturing Co. Ltd.	1,081,457	166,173
Komatsu Ltd.	5,195,560	158,106
Daiichi Sankyo Co. Ltd.	3,612,469	156,593
Mitsubishi Electric Corp.	11,217,346	153,670
Fast Retailing Co. Ltd.	292,676	148,269
ITOCHU Corp.	8,031,324	146,998
Eisai Co. Ltd.	1,500,814	146,205
Panasonic Corp.	12,114,612	140,423
Denso Corp.	2,599,953	137,350
JXTG Holdings Inc.	18,040,794	136,457
Suzuki Motor Corp.	2,337,886	133,987
Dai-ichi Life Holdings Inc.	6,338,048	132,119
Bridgestone Corp.	3,494,844	132,082
Mitsui Fudosan Co. Ltd.	5,374,190	127,104
Hoya Corp.	2,084,658	123,810
Tokyo Electron Ltd.	887,249	122,281
Otsuka Holdings Co. Ltd.	2,378,337	119,961
Kirin Holdings Co. Ltd.	4,634,735	118,871
ORIX Corp.	7,285,295	117,961
Mitsubishi Estate Co. Ltd.	6,707,480	113,893
Oriental Land Co. Ltd.	1,067,952	111,660
Daiwa House Industry Co. Ltd.	3,690,396	109,361
Kubota Corp.	6,311,838	107,233
Asahi Kasei Corp.	7,064,876	107,118
Subaru Corp.	3,479,365	106,658
Sumitomo Corp.	6,358,447	105,965
SMC Corp.	330,286	105,715
Shionogi & Co. Ltd.	1,609,024	105,181
Terumo Corp.	1,776,072	105,115
Kyocera Corp.	1,741,789	104,545
Nissan Motor Co. Ltd.	10,963,671	102,593
FUJIFILM Holdings Corp.	2,162,290	97,280
* Toshiba Corp.	3,336,235	96,411
^ Aeon Co. Ltd.	3,962,203	95,471
MS&AD Insurance Group Holdings Inc.	2,832,324	94,611
Asahi Group Holdings Ltd.	2,160,999	93,760
Nippon Steel & Sumitomo Metal Corp.	4,419,027	93,474
Sysmex Corp.	1,075,628	92,755
Nomura Holdings Inc.	19,138,356	91,280
Japan Post Holdings Co. Ltd.	7,534,152	89,665
Secom Co. Ltd.	1,097,761	89,458
Sumitomo Realty & Development Co. Ltd.	2,445,110	87,717
Sumitomo Mitsui Trust Holdings Inc.	2,106,871	86,690
Sompo Holdings Inc.	1,962,007	83,599
Marubeni Corp.	8,870,735	81,128
Chugai Pharmaceutical Co. Ltd.	1,227,788	78,926
Fujitsu Ltd.	1,102,705	78,556
TDK Corp.	680,660	74,164
Unicharm Corp.	2,197,606	72,709
West Japan Railway Co.	1,040,434	72,528
Shimano Inc.	444,814	71,726
Ono Pharmaceutical Co. Ltd.	2,504,399	70,891
Resona Holdings Inc.	12,374,268	69,475
Makita Corp.	1,384,778	69,344

Mitsubishi Chemical Holdings Corp.	7,218,450	69,085
Sumitomo Electric Industries Ltd.	4,269,551	66,996
JFE Holdings Inc.	2,917,877	66,936
Nitto Denko Corp.	882,616	66,174
Inpex Corp.	5,179,517	64,716
Toray Industries Inc.	8,594,386	64,484
Mitsubishi Heavy Industries Ltd.	1,622,657	62,663
Kansai Electric Power Co. Inc.	4,124,179	62,250
Olympus Corp.	1,591,177	62,089
Yamato Holdings Co. Ltd.	2,017,527	61,946
Kikkoman Corp.	1,036,301	61,719
Nitori Holdings Co. Ltd.	421,094	60,345
Tokyo Gas Co. Ltd.	2,453,182	60,343
Chubu Electric Power Co. Inc.	3,965,934	60,076
Dentsu Inc.	1,249,185	58,015
Yakult Honsha Co. Ltd.	697,793	57,226
Daiwa Securities Group Inc.	9,040,665	54,983
Taisei Corp.	1,182,488	53,902
Toyota Industries Corp.	908,493	53,771
Japan Exchange Group Inc.	3,058,107	53,270
T&D Holdings Inc.	3,165,076	52,270
Daito Trust Construction Co. Ltd.	402,933	51,924
M3 Inc.	2,282,946	51,774
MEIJI Holdings Co. Ltd.	762,159	51,226
Tokyu Corp.	2,794,830	51,107
Sekisui House Ltd.	3,302,884	50,367
Sumitomo Chemical Co. Ltd.	8,595,751	50,305
NTT Data Corp.	3,573,274	49,466
Yamaha Corp.	920,693	48,786
Ajinomoto Co. Inc.	2,809,170	48,256
^ Yahoo Japan Corp.	13,348,688	47,937
Shimadzu Corp.	1,526,584	47,840
Toyota Tsusho Corp.	1,266,034	47,801
Aisin Seiki Co. Ltd.	980,907	47,789
Sumitomo Metal Mining Co. Ltd.	1,348,800	47,295
Omron Corp.	1,103,379	46,626
Showa Denko KK	829,386	45,749
Isuzu Motors Ltd.	2,896,785	45,666
Hankyu Hanshin Holdings Inc.	1,264,346	44,838
Yamaha Motor Co. Ltd.	1,586,064	44,478
AGC Inc.	1,070,216	44,417
Idemitsu Kosan Co. Ltd.	834,460	44,180
^ Yaskawa Electric Corp.	1,485,582	44,123
Osaka Gas Co. Ltd.	2,240,658	43,752
* Tokyo Electric Power Co. Holdings Inc.	8,823,430	43,359
MINEBEA MITSUMI Inc.	2,385,766	43,244
Bandai Namco Holdings Inc.	1,106,228	42,978
Koito Manufacturing Co. Ltd.	648,101	42,559
Trend Micro Inc.	652,157	41,949
Nissan Chemical Corp.	787,852	41,615
Ricoh Co. Ltd.	3,858,718	41,460
Odakyu Electric Railway Co. Ltd.	1,739,237	41,145
Kintetsu Group Holdings Co. Ltd.	1,018,349	40,955
MISUMI Group Inc.	1,579,456	40,868
Ryohin Keikaku Co. Ltd.	132,230	39,304
Mazda Motor Corp.	3,246,754	39,026
NEC Corp.	1,412,016	39,019

Dai Nippon Printing Co. Ltd.	1,672,983	38,923
SBI Holdings Inc.	1,237,559	38,413
Kajima Corp.	2,596,268	37,751
Nikon Corp.	1,986,353	37,326
Sekisui Chemical Co. Ltd.	2,022,095	37,290
Rohm Co. Ltd.	502,298	36,748
Tohoku Electric Power Co. Inc.	2,688,076	36,562
Oji Holdings Corp.	4,994,588	36,270
Obayashi Corp.	3,821,033	36,190
Obic Co. Ltd.	380,195	35,959
Keio Corp.	652,614	35,720
Tobu Railway Co. Ltd.	1,168,149	34,536
Pigeon Corp.	612,242	34,503
Rakuten Inc.	4,491,663	34,411
FamilyMart UNY Holdings Co. Ltd.	328,544	34,235
TOTO Ltd.	823,234	34,143
Don Quijote Holdings Co. Ltd.	665,597	33,682
NGK Spark Plug Co. Ltd.	1,138,163	33,177
Nippon Paint Holdings Co. Ltd.	878,831	32,803
Santen Pharmaceutical Co. Ltd.	2,061,319	32,684
Concordia Financial Group Ltd.	6,644,368	32,568
Nisshin Seifun Group Inc.	1,461,589	32,054
Kyushu Electric Power Co. Inc.	2,646,445	31,988
Lion Corp.	1,432,079	31,806
Hisamitsu Pharmaceutical Co. Inc.	409,670	31,419
Kose Corp.	163,044	31,067
Hoshizaki Corp.	299,306	30,980
Nexon Co. Ltd.	2,329,341	30,448
Suntory Beverage & Food Ltd.	713,783	30,240
Kuraray Co. Ltd.	1,997,092	30,023
ZOZO Inc.	989,653	29,937
Nomura Research Institute Ltd.	590,385	29,813
Taisho Pharmaceutical Holdings Co. Ltd.	243,653	29,807
NSK Ltd.	2,584,789	29,628
Marui Group Co. Ltd.	1,197,593	29,549
Shimizu Corp.	3,212,178	29,328
Yokogawa Electric Corp.	1,384,521	29,287
CyberAgent Inc.	543,505	28,924
Hamamatsu Photonics KK	725,063	28,877
LIXIL Group Corp.	1,497,804	28,840
Fuji Electric Co. Ltd.	716,240	28,690
Stanley Electric Co. Ltd.	839,012	28,684
JGC Corp.	1,228,640	28,174
Daifuku Co. Ltd.	550,893	28,076
IHI Corp.	738,040	27,962
Keisei Electric Railway Co. Ltd.	788,930	27,769
Kyushu Railway Co.	910,277	27,714
Nippon Express Co. Ltd.	417,562	27,423
Japan Post Bank Co. Ltd.	2,310,273	27,299
Konica Minolta Inc.	2,564,221	27,288
Alps Electric Co. Ltd.	1,069,125	27,180
Kyowa Hakko Kirin Co. Ltd.	1,440,848	27,037
Nissin Foods Holdings Co. Ltd.	392,215	26,979
Seiko Epson Corp.	1,572,537	26,827
Brother Industries Ltd.	1,346,372	26,584
Alfresa Holdings Corp.	990,486	26,531
Nagoya Railroad Co. Ltd.	1,069,255	26,479

Shizuoka Bank Ltd.	2,943,508	26,415
Disco Corp.	157,074	26,304
Electric Power Development Co. Ltd.	943,753	26,123
Kobayashi Pharmaceutical Co. Ltd.	353,674	26,038
Keikyu Corp.	1,411,971	25,734
Sojitz Corp.	7,114,365	25,672
Tsuruha Holdings Inc.	207,606	25,554
Mitsubishi Motors Corp.	3,565,977	25,192
Mitsui Chemicals Inc.	1,005,221	25,136
Chiba Bank Ltd.	3,660,225	24,998
NGK Insulators Ltd.	1,515,781	24,987
Isetan Mitsukoshi Holdings Ltd.	2,028,357	24,902
* Renesas Electronics Corp.	3,976,152	24,895
Hikari Tsushin Inc.	125,961	24,894
Tosoh Corp.	1,614,180	24,861
Asahi Intecc Co. Ltd.	567,371	24,740
Japan Airlines Co. Ltd.	669,256	24,054
Toppan Printing Co. Ltd.	1,495,465	24,010
Hakuhodo DY Holdings Inc.	1,356,766	23,829
Aozora Bank Ltd.	664,905	23,748
Kawasaki Heavy Industries Ltd.	834,217	23,527
Showa Shell Sekiyu KK	1,087,076	23,060
Fukuoka Financial Group Inc.	835,408	22,974
Sumitomo Heavy Industries Ltd.	641,810	22,907
USS Co. Ltd.	1,229,966	22,833
TIS Inc.	455,808	22,785
Persol Holdings Co. Ltd.	956,296	22,445
Mitsubishi Gas Chemical Co. Inc.	1,052,754	22,411
ANA Holdings Inc.	638,573	22,308
Seibu Holdings Inc.	1,233,942	22,185
Coca-Cola Bottlers Japan Holdings Inc.	826,829	22,129
Advantest Corp.	1,035,668	21,888
Sony Financial Holdings Inc.	992,333	21,883
J Front Retailing Co. Ltd.	1,408,493	21,845
^ Tokai Carbon Co. Ltd.	1,113,039	21,833
NH Foods Ltd.	588,809	21,752
Taiheiyo Cement Corp.	693,164	21,740
Nihon M&A Center Inc.	723,188	21,703
Otsuka Corp.	580,584	21,656
Sumitomo Dainippon Pharma Co. Ltd.	941,850	21,631
Bank of Kyoto Ltd.	409,916	21,396
Keihan Holdings Co. Ltd.	557,521	21,291
Suzuken Co. Ltd.	447,231	21,221
Konami Holdings Corp.	541,643	21,209
Mitsubishi Materials Corp.	708,889	21,180
Mitsubishi Tanabe Pharma Corp.	1,263,517	21,147
^ Chugoku Electric Power Co. Inc.	1,641,531	21,095
Hirose Electric Co. Ltd.	191,134	20,878
Haseko Corp.	1,579,224	20,511
^ Yamada Denki Co. Ltd.	4,043,553	20,457
Tokyu Fudosan Holdings Corp.	2,935,558	20,452
^ Kansai Paint Co. Ltd.	1,103,782	20,343
Toho Co. Ltd.	646,865	20,317
Hitachi Construction Machinery Co. Ltd.	600,982	20,092
^ Casio Computer Co. Ltd.	1,227,964	20,071
Mebuki Financial Group Inc.	5,795,734	20,054
Hulic Co. Ltd.	2,033,549	19,955

JSR Corp.	1,065,844	19,898
Toyo Suisan Kaisha Ltd.	511,231	19,847
Teijin Ltd.	1,032,731	19,807
Amada Holdings Co. Ltd.	1,855,102	19,806
Ebara Corp.	574,016	19,804
Daicel Corp.	1,676,819	19,478
SUMCO Corp.	1,333,059	19,419
Rohto Pharmaceutical Co. Ltd.	550,483	19,343
Toho Gas Co. Ltd.	507,915	19,325
Nippon Shinyaku Co. Ltd.	292,013	19,157
* PeptiDream Inc.	480,124	19,136
JTEKT Corp.	1,292,929	18,928
Park24 Co. Ltd.	626,214	18,927
MonotaRO Co. Ltd.	670,092	18,901
MediPal Holdings Corp.	885,594	18,502
Toyo Seikan Group Holdings Ltd.	883,571	18,335
Mitsui OSK Lines Ltd.	627,806	18,320
Matsumotokiyoshi Holdings Co. Ltd.	446,576	18,313
Kurita Water Industries Ltd.	623,200	18,155
Square Enix Holdings Co. Ltd.	438,089	18,113
Nabtesco Corp.	665,517	17,695
COMSYS Holdings Corp.	595,159	17,626
Denka Co. Ltd.	502,190	17,505
Miura Co. Ltd.	555,782	17,219
Nippon Yusen KK	914,251	17,193
Relo Group Inc.	584,413	17,176
Sohgo Security Services Co. Ltd.	383,906	16,869
^ Sharp Corp.	825,316	16,770
Sega Sammy Holdings Inc.	1,133,355	16,712
Hino Motors Ltd.	1,525,213	16,701
Azbil Corp.	767,004	16,678
Lawson Inc.	273,487	16,656
DIC Corp.	462,275	16,638
THK Co. Ltd.	652,673	16,608
Tokyo Century Corp.	265,682	16,502
Ube Industries Ltd.	600,344	16,333
Nichirei Corp.	607,687	16,122
Welcia Holdings Co. Ltd.	284,230	16,110
Rinnai Corp.	211,230	16,103
^ Skylark Holdings Co. Ltd.	1,087,700	16,094
Sankyu Inc.	286,394	16,083
Kyowa Exeo Corp.	547,451	16,023
Air Water Inc.	867,794	15,926
Nankai Electric Railway Co. Ltd.	620,227	15,582
Pola Orbis Holdings Inc.	423,011	15,450
Sumitomo Rubber Industries Ltd.	1,027,792	15,434
Cosmo Energy Holdings Co. Ltd.	369,899	15,231
Izumi Co. Ltd.	227,453	15,109
Kaneka Corp.	326,294	15,074
Kobe Steel Ltd.	1,689,204	15,012
Sotetsu Holdings Inc.	447,684	14,973
Asics Corp.	1,001,004	14,929
Credit Saison Co. Ltd.	914,720	14,919
Oracle Corp. Japan	183,794	14,809
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,513,319	14,792
Kakaku.com Inc.	754,622	14,744
Nippon Electric Glass Co. Ltd.	468,270	14,720

	Kewpie Corp.	633,835	14,688
	Shinsei Bank Ltd.	896,365	14,644
	Takara Holdings Inc.	991,298	14,576
	Ezaki Glico Co. Ltd.	294,743	14,485
	Iida Group Holdings Co. Ltd.	814,306	14,472
	Takashimaya Co. Ltd.	853,874	14,422
	Yamazaki Baking Co. Ltd.	714,888	14,321
	Ito En Ltd.	322,159	14,303
	Tokyo Tatemono Co. Ltd.	1,169,445	14,263
^	Taiyo Yuden Co. Ltd.	630,100	14,162
	Nippon Shokubai Co. Ltd.	181,496	14,102
	Calbee Inc.	425,883	14,023
	Hitachi Metals Ltd.	1,119,210	13,859
	AEON Financial Service Co. Ltd.	668,111	13,837
	Nomura Real Estate Holdings Inc.	668,041	13,476
	Sanwa Holdings Corp.	1,129,797	13,453
	Nihon Kohden Corp.	424,596	13,451
	Capcom Co. Ltd.	530,388	13,451
	Sumitomo Forestry Co. Ltd.	772,747	13,434
	NOF Corp.	397,756	13,425
	Sundrug Co. Ltd.	374,784	13,373
^	Yamaguchi Financial Group Inc.	1,224,301	13,340
	SCREEN Holdings Co. Ltd.	223,125	13,120
	Kamigumi Co. Ltd.	589,121	12,986
	Kagome Co. Ltd.	448,770	12,964
	Anritsu Corp.	783,407	12,911
	Seino Holdings Co. Ltd.	854,453	12,911
	Nifco Inc.	479,803	12,901
	House Foods Group Inc.	428,728	12,878
	Tsumura & Co.	372,650	12,871
	Yokohama Rubber Co. Ltd.	597,013	12,868
	TechnoPro Holdings Inc.	206,981	12,847
	K's Holdings Corp.	1,057,682	12,790
	Ain Holdings Inc.	158,219	12,768
	Hitachi High-Technologies Corp.	364,293	12,578
	Gunma Bank Ltd.	2,431,340	12,515
*,^	LINE Corp.	296,273	12,482
	Taiyo Nippon Sanso Corp.	811,501	12,145
	Aica Kogyo Co. Ltd.	297,770	12,030
	Itochu Techno-Solutions Corp.	553,723	12,030
	Hachijuni Bank Ltd.	2,619,467	12,006
	Japan Airport Terminal Co. Ltd.	263,931	12,006
	SG Holdings Co. Ltd.	456,825	11,968
^	Sawai Pharmaceutical Co. Ltd.	220,807	11,920
	Kinden Corp.	743,892	11,912
	Nishi-Nippon Railroad Co. Ltd.	436,446	11,810
	Seven Bank Ltd.	3,729,731	11,780
	Bic Camera Inc.	846,615	11,768
	Shimamura Co. Ltd.	124,029	11,765
	Horiba Ltd.	221,662	11,749
	Mabuchi Motor Co. Ltd.	290,814	11,731
	Furukawa Electric Co. Ltd.	350,357	11,659
	Hitachi Chemical Co. Ltd.	572,815	11,656
	Aeon Mall Co. Ltd.	677,272	11,627
	Maruichi Steel Tube Ltd.	353,813	11,539
	Hiroshima Bank Ltd.	1,690,635	11,440
	Zenkoku Hosho Co. Ltd.	286,210	11,437

	Shikoku Electric Power Co. Inc.	875,276	11,436
	Sankyo Co. Ltd.	291,699	11,411
	GMO Payment Gateway Inc.	183,994	11,398
	Benesse Holdings Inc.	400,186	11,395
	NET One Systems Co. Ltd.	474,558	11,393
	Nippon Kayaku Co. Ltd.	954,379	11,350
	Daiichikosho Co. Ltd.	234,436	11,304
	SCSK Corp.	237,767	11,232
	NOK Corp.	653,419	11,216
	Cosmos Pharmaceutical Corp.	49,753	11,194
	DeNA Co. Ltd.	633,488	11,186
	Nippon Gas Co. Ltd.	223,249	11,139
	Nagase & Co. Ltd.	627,798	11,027
	GS Yuasa Corp.	439,467	10,821
	Topcon Corp.	592,180	10,804
	Penta-Ocean Construction Co. Ltd.	1,612,911	10,746
	Tokuyama Corp.	388,783	10,576
	SHO-BOND Holdings Co. Ltd.	130,852	10,563
	Kyushu Financial Group Inc.	2,212,099	10,510
	Toyoda Gosei Co. Ltd.	419,532	10,361
	Kaken Pharmaceutical Co. Ltd.	194,704	10,353
	Toyo Tire & Rubber Co. Ltd.	572,485	10,319
	Ulvac Inc.	274,602	10,307
	Hokuhoku Financial Group Inc.	728,816	10,242
	Citizen Watch Co. Ltd.	1,546,361	10,190
	Nishi-Nippon Financial Holdings Inc.	877,147	10,143
^	Zensho Holdings Co. Ltd.	512,581	10,113
	Fancl Corp.	205,864	10,109
	Rengo Co. Ltd.	1,185,201	10,107
*	Hokuriku Electric Power Co.	982,464	10,065
	Maeda Corp.	761,900	10,061
	NTN Corp.	2,454,887	10,050
	Ariake Japan Co. Ltd.	100,595	10,035
	TS Tech Co. Ltd.	290,749	10,030
	Sugi Holdings Co. Ltd.	203,899	10,014
	Chugoku Bank Ltd.	981,375	9,993
	OSG Corp.	437,818	9,968
	Mitsubishi Logistics Corp.	385,328	9,954
	PALTAC Corp.	181,307	9,911
	Daido Steel Co. Ltd.	203,171	9,865
^	Nippon Paper Industries Co. Ltd.	535,188	9,849
	Wacoal Holdings Corp.	340,210	9,760
	ADEKA Corp.	568,447	9,758
	Iyo Bank Ltd.	1,560,244	9,749
	77 Bank Ltd.	410,166	9,747
	Nippon Suisan Kaisha Ltd.	1,492,233	9,725
	DMG Mori Co. Ltd.	575,003	9,604
	NHK Spring Co. Ltd.	919,740	9,565
*	Kansai Mirai Financial Group Inc.	1,018,653	9,551
^	OKUMA Corp.	171,721	9,538
*,^	Kawasaki Kisen Kaisha Ltd.	469,059	9,484
	Toda Corp.	1,309,136	9,453
	Nihon Unisys Ltd.	365,400	9,425
	Nisshinbo Holdings Inc.	785,926	9,358
	Ship Healthcare Holdings Inc.	238,436	9,227
	Ushio Inc.	670,378	9,194
	Nipro Corp.	671,566	9,188

Mitsui Mining & Smelting Co. Ltd.	315,158	9,122
Kyudenko Corp.	225,059	8,932
Tsubakimoto Chain Co.	190,799	8,833
Acom Co. Ltd.	2,184,536	8,807
Zeon Corp.	835,580	8,797
Pilot Corp.	144,944	8,712
Japan Steel Works Ltd.	357,824	8,712
Japan Post Insurance Co. Ltd.	365,991	8,677
Morinaga & Co. Ltd.	231,941	8,667
Kokuyo Co. Ltd.	479,577	8,636
Ibiden Co. Ltd.	613,043	8,590
Fuji Seal International Inc.	241,630	8,559
Toyobo Co. Ltd.	499,308	8,473
Sumitomo Osaka Cement Co. Ltd.	202,495	8,393
Amano Corp.	398,095	8,318
Iwatani Corp.	233,560	8,308
Toagosei Co. Ltd.	719,721	8,304
ABC-Mart Inc.	149,010	8,289
Sumitomo Bakelite Co. Ltd.	183,007	8,233
Open House Co. Ltd.	166,907	8,223
Dowa Holdings Co. Ltd.	257,671	8,186
Fuji Oil Holdings Inc.	259,532	8,184
^ Colowide Co. Ltd.	319,435	8,173
Nichias Corp.	314,151	8,172
Fukuyama Transporting Co. Ltd.	188,069	8,133
Aoyama Trading Co. Ltd.	264,723	8,130
Hazama Ando Corp.	1,063,996	8,121
Kureha Corp.	107,700	8,065
H2O Retailing Corp.	489,251	8,049
§ Daishi Bank Ltd.	183,400	8,039
Shimachu Co. Ltd.	248,744	8,031
Japan Lifeline Co. Ltd.	376,477	7,958
Nikkon Holdings Co. Ltd.	305,729	7,926
Miraca Holdings Inc.	301,565	7,845
FP Corp.	128,722	7,829
Tadano Ltd.	654,363	7,607
San-In Godo Bank Ltd.	862,303	7,572
Infomart Corp.	577,498	7,514
KH Neochem Co. Ltd.	192,977	7,513
Yaoko Co. Ltd.	122,565	7,496
* Mitsui E&S Holdings Co. Ltd.	417,005	7,487
Nippon Light Metal Holdings Co. Ltd.	3,347,594	7,481
Shima Seiki Manufacturing Ltd.	169,117	7,472
Maruha Nichiro Corp.	202,184	7,463
^ Toho Holdings Co. Ltd.	280,003	7,436
Fujikura Ltd.	1,567,536	7,405
Glory Ltd.	303,242	7,405
Tokai Tokyo Financial Holdings Inc.	1,286,716	7,403
Sapporo Holdings Ltd.	355,424	7,391
Nihon Parkerizing Co. Ltd.	542,907	7,339
^ Shiga Bank Ltd.	284,755	7,332
Leopalace21 Corp.	1,309,341	7,293
Lintec Corp.	284,740	7,290
Takara Bio Inc.	261,712	7,262
Nishimatsu Construction Co. Ltd.	285,661	7,233
Kusuri no Aoki Holdings Co. Ltd.	90,204	7,183
Lasertec Corp.	214,349	7,163

NTT Urban Development Corp.	622,832	7,144
Chiyoda Corp.	875,134	7,123
Kanematsu Corp.	471,389	7,094
Kenedix Inc.	1,239,140	7,072
Fuji Corp.	440,107	7,055
^ Shochiku Co. Ltd.	57,191	6,992
Jafco Co. Ltd.	178,592	6,942
Hanwa Co. Ltd.	207,064	6,887
Goldwin Inc.	98,487	6,800
Meitec Corp.	140,834	6,772
Hitachi Transport System Ltd.	240,864	6,765
Takasago Thermal Engineering Co. Ltd.	371,731	6,726
Okumura Corp.	214,080	6,719
^ Sanrio Co. Ltd.	331,256	6,714
Sangetsu Corp.	339,320	6,658
Mandom Corp.	209,101	6,644
Fuyo General Lease Co. Ltd.	108,991	6,626
Daiwabo Holdings Co. Ltd.	102,456	6,618
Hitachi Capital Corp.	237,526	6,611
Awa Bank Ltd.	212,955	6,609
cocokara fine Inc.	102,883	6,600
^ Outsourcing Inc.	448,573	6,578
Maeda Road Construction Co. Ltd.	323,026	6,574
Sakata Seed Corp.	182,494	6,570
^ Heiwa Corp.	291,679	6,505
Inaba Denki Sangyo Co. Ltd.	146,808	6,482
TOKAI Holdings Corp.	643,040	6,446
Toyota Boshoku Corp.	344,198	6,433
Hokkaido Electric Power Co. Inc.	1,016,120	6,406
Tokyo Ohka Kogyo Co. Ltd.	211,703	6,284
Sushiro Global Holdings Ltd.	106,013	6,278
Resorttrust Inc.	377,931	6,230
Kandenko Co. Ltd.	602,568	6,225
Morinaga Milk Industry Co. Ltd.	226,944	6,165
Oki Electric Industry Co. Ltd.	468,853	6,160
United Arrows Ltd.	144,733	6,158
Matsui Securities Co. Ltd.	582,650	6,123
^ Mirait Holdings Corp.	354,314	6,110
Yamato Kogyo Co. Ltd.	196,415	6,091
Topre Corp.	240,346	6,079
GMO internet Inc.	348,697	6,076
Okamura Corp.	454,309	6,076
NS Solutions Corp.	187,902	6,067
^ Digital Garage Inc.	185,195	6,028
Fuji Soft Inc.	118,778	6,010
Shinmaywa Industries Ltd.	442,439	5,997
Mochida Pharmaceutical Co. Ltd.	72,411	5,984
HIS Co. Ltd.	178,764	5,977
Trusco Nakayama Corp.	215,847	5,974
Fujitec Co. Ltd.	444,120	5,954
Duskin Co. Ltd.	243,304	5,936
Daiseki Co. Ltd.	214,658	5,926
Iriso Electronics Co. Ltd.	112,677	5,916
Megmilk Snow Brand Co. Ltd.	230,116	5,916
Tokai Rika Co. Ltd.	278,687	5,891
Ryobi Ltd.	149,432	5,889
Autobacs Seven Co. Ltd.	342,057	5,869

Yoshinoya Holdings Co. Ltd.	368,326	5,841
Kiyo Bank Ltd.	363,716	5,829
FCC Co. Ltd.	193,560	5,820
Central Glass Co. Ltd.	223,761	5,814
^ Daio Paper Corp.	406,454	5,809
^ Kyoritsu Maintenance Co. Ltd.	136,351	5,761
Paramount Bed Holdings Co. Ltd.	116,114	5,723
Keiyo Bank Ltd.	675,338	5,684
Mani Inc.	115,963	5,655
Kumagai Gumi Co. Ltd.	203,898	5,646
SMS Co. Ltd.	283,903	5,642
Koei Tecmo Holdings Co. Ltd.	327,703	5,633
Sumitomo Mitsui Construction Co. Ltd.	836,468	5,627
Toyo Ink SC Holdings Co. Ltd.	212,333	5,626
Tokyo Seimitsu Co. Ltd.	215,652	5,621
Ogaki Kyoritsu Bank Ltd.	218,969	5,607
Takuma Co. Ltd.	421,548	5,599
EDION Corp.	498,323	5,572
Zenrin Co. Ltd.	179,230	5,548
Kissei Pharmaceutical Co. Ltd.	172,970	5,484
Nippon Sheet Glass Co. Ltd.	502,305	5,471
Joyful Honda Co. Ltd.	343,585	5,431
Exedy Corp.	163,751	5,427
North Pacific Bank Ltd.	1,599,066	5,418
KYORIN Holdings Inc.	261,939	5,413
Benefit One Inc.	165,102	5,390
Fujitsu General Ltd.	319,333	5,358
Descente Ltd.	253,937	5,326
Canon Marketing Japan Inc.	250,852	5,322
Itoham Yonekyu Holdings Inc.	769,888	5,311
Kanamoto Co. Ltd.	149,731	5,309
Hokkoku Bank Ltd.	137,152	5,298
Systena Corp.	383,340	5,240
Taikisha Ltd.	160,418	5,239
Takeuchi Manufacturing Co. Ltd.	193,197	5,213
Musashino Bank Ltd.	179,440	5,181
Okinawa Electric Power Co. Inc.	245,164	5,170
Nippo Corp.	280,434	5,150
Morita Holdings Corp.	227,422	5,146
Arcs Co. Ltd.	189,419	5,136
Tomy Co. Ltd.	496,897	5,113
ZERIA Pharmaceutical Co. Ltd.	230,671	5,102
As One Corp.	68,015	5,081
Nachi-Fujikoshi Corp.	102,885	5,061
Keihin Corp.	244,528	5,060
Valor Holdings Co. Ltd.	218,409	5,050
Makino Milling Machine Co. Ltd.	118,141	5,044
Juroku Bank Ltd.	195,668	4,978
Senshu Ikeda Holdings Inc.	1,482,819	4,973
^ Monex Group Inc.	1,033,386	4,967
Ryosan Co. Ltd.	136,027	4,951
Senko Group Holdings Co. Ltd.	594,469	4,947
* Aiful Corp.	1,643,944	4,931
Nippon Television Holdings Inc.	284,065	4,921
Eizo Corp.	108,767	4,917
^ Suruga Bank Ltd.	983,019	4,915
Nippon Flour Mills Co. Ltd.	278,004	4,900

Kotobuki Spirits Co. Ltd.	103,764	4,881
KYB Corp.	108,499	4,862
NSD Co. Ltd.	217,154	4,821
^ Orient Corp.	3,253,444	4,782
Tsubaki Nakashima Co. Ltd.	231,470	4,768
Nippon Seiki Co. Ltd.	250,901	4,756
Takara Standard Co. Ltd.	271,121	4,747
Gunze Ltd.	94,203	4,744
Milbon Co. Ltd.	103,325	4,737
Noevir Holdings Co. Ltd.	86,917	4,736
DCM Holdings Co. Ltd.	521,248	4,736
Round One Corp.	355,958	4,715
Hyakugo Bank Ltd.	1,162,452	4,697
Macnica Fuji Electronics Holdings Inc.	265,598	4,691
Nippon Soda Co. Ltd.	151,823	4,670
Okasan Securities Group Inc.	906,262	4,667
Nomura Co. Ltd.	224,090	4,626
Mitsubishi Pencil Co. Ltd.	250,096	4,599
Tokyo Dome Corp.	524,186	4,590
Ai Holdings Corp.	198,085	4,587
Toei Co. Ltd.	38,157	4,586
Nanto Bank Ltd.	180,659	4,582
Fuji Media Holdings Inc.	255,987	4,556
Okamoto Industries Inc.	83,290	4,550
Heiwado Co. Ltd.	168,999	4,538
JINS Inc.	85,109	4,538
DTS Corp.	113,667	4,525
Noritake Co. Ltd.	71,493	4,512
Jeol Ltd.	207,349	4,499
San-A Co. Ltd.	99,983	4,470
Seiren Co. Ltd.	263,276	4,462
Ci:z Holdings Co. Ltd.	120,061	4,442
Hyakujushi Bank Ltd.	150,361	4,433
IBJ Leasing Co. Ltd.	165,454	4,426
^ GungHo Online Entertainment Inc.	2,142,009	4,408
Justsystems Corp.	190,262	4,407
Bank of Okinawa Ltd.	124,451	4,405
Alpine Electronics Inc.	233,468	4,386
^ Atom Corp.	487,125	4,385
^ Nissha Co. Ltd.	224,093	4,369
Toshiba Plant Systems & Services Corp.	204,067	4,362
JCR Pharmaceuticals Co. Ltd.	76,616	4,355
S Foods Inc.	100,076	4,330
Japan Material Co. Ltd.	322,390	4,323
Nikkiso Co. Ltd.	329,846	4,316
Ichigo Inc.	1,149,309	4,309
Seiko Holdings Corp.	152,946	4,306
Sumitomo Warehouse Co. Ltd.	324,612	4,305
Shibuya Corp.	115,451	4,302
Sato Holdings Corp.	129,452	4,291
Nichiha Corp.	161,714	4,281
Yamazen Corp.	358,123	4,271
Fuji Kyuko Co. Ltd.	130,087	4,254
Pacific Industrial Co. Ltd.	256,438	4,250
Kitz Corp.	491,344	4,247
Showa Corp.	274,597	4,220
Hogy Medical Co. Ltd.	122,275	4,215

	Kumiai Chemical Industry Co. Ltd.	557,699	4,211
	Onward Holdings Co. Ltd.	622,335	4,168
	Unipres Corp.	214,139	4,164
	Hokuetsu Corp.	763,243	4,156
	Japan Aviation Electronics Industry Ltd.	246,513	4,156
	Nitta Corp.	108,580	4,138
	Tokyo Broadcasting System Holdings Inc.	197,779	4,118
	Kato Sangyo Co. Ltd.	122,034	4,115
	Ohsho Food Service Corp.	58,828	4,106
*,^	RENOVA Inc.	329,600	4,098
	Bank of Iwate Ltd.	93,632	4,087
	Nippon Densetsu Kogyo Co. Ltd.	195,207	4,078
	TPR Co. Ltd.	154,123	4,077
	CKD Corp.	315,289	4,046
	Totetsu Kogyo Co. Ltd.	157,137	4,041
	Nippon Carbon Co. Ltd.	58,236	4,030
	Nojima Corp.	183,914	4,028
	Funai Soken Holdings Inc.	177,032	4,015
	EPS Holdings Inc.	187,443	3,995
	Japan Petroleum Exploration Co. Ltd.	173,705	3,992
^	Katitas Co. Ltd.	130,939	3,988
	Musashi Seimitsu Industry Co. Ltd.	243,812	3,975
	Toshiba TEC Corp.	135,702	3,952
	Nippon Steel & Sumikin Bussan Corp.	78,708	3,949
	Eiken Chemical Co. Ltd.	169,791	3,946
	Prima Meat Packers Ltd.	166,441	3,925
	Nisshin Oillio Group Ltd.	133,639	3,922
	Starts Corp. Inc.	177,840	3,921
^	UACJ Corp.	163,683	3,920
	Tokyo Steel Manufacturing Co. Ltd.	531,854	3,894
	Transcosmos Inc.	153,091	3,874
*	Japan Display Inc.	3,522,237	3,873
	United Super Markets Holdings Inc.	310,689	3,867
	Maxell Holdings Ltd.	246,574	3,863
	Nisshin Steel Co. Ltd.	256,634	3,848
	Toho Bank Ltd.	1,035,325	3,836
	Kintetsu World Express Inc.	200,172	3,836
	Taiyo Holdings Co. Ltd.	98,599	3,805
	Yodogawa Steel Works Ltd.	153,663	3,801
	Yamagata Bank Ltd.	175,842	3,795
	Hitachi Zosen Corp.	903,338	3,777
	Royal Holdings Co. Ltd.	144,634	3,773
	Modec Inc.	115,070	3,765
	Nitto Boseki Co. Ltd.	160,953	3,764
	Nissin Kogyo Co. Ltd.	222,258	3,742
	San-Ai Oil Co. Ltd.	303,719	3,724
	Kohnan Shoji Co. Ltd.	146,994	3,717
	Inabata & Co. Ltd.	241,533	3,713
	Tokyu Construction Co. Ltd.	383,842	3,707
	Asahi Holdings Inc.	202,724	3,705
^	V Technology Co. Ltd.	24,686	3,703
	Aeon Delight Co. Ltd.	101,220	3,694
	Komeri Co. Ltd.	157,713	3,686
	Yokogawa Bridge Holdings Corp.	176,021	3,685
^	MOS Food Services Inc.	140,640	3,669
	Earth Corp.	76,091	3,656
	Raito Kogyo Co. Ltd.	255,344	3,652

TOMONY Holdings Inc.	854,027	3,646
OBIC Business Consultants Co. Ltd.	40,566	3,618
Kura Corp.	55,625	3,612
Arata Corp.	71,678	3,594
BML Inc.	118,081	3,593
TSI Holdings Co. Ltd.	492,605	3,589
Meidensha Corp.	219,130	3,587
Futaba Corp.	198,446	3,571
Heiwa Real Estate Co. Ltd.	201,596	3,564
Nichi-iko Pharmaceutical Co. Ltd.	239,379	3,558
Ichibanya Co. Ltd.	89,372	3,555
LEC Inc.	136,556	3,545
KOMEDA Holdings Co. Ltd.	175,216	3,544
Towa Pharmaceutical Co. Ltd.	47,795	3,543
Kameda Seika Co. Ltd.	75,096	3,538
Daikyonishikawa Corp.	305,441	3,531
Wacom Co. Ltd.	821,930	3,505
Nagaileben Co. Ltd.	145,756	3,484
YA-MAN Ltd.	170,677	3,466
Showa Sangyo Co. Ltd.	134,184	3,459
^ Hirata Corp.	47,502	3,420
Nichicon Corp.	345,075	3,402
Zojirushi Corp.	240,477	3,400
^ ASKUL Corp.	113,159	3,398
Idec Corp.	154,227	3,381
Sanken Electric Co. Ltd.	128,262	3,369
Bank of Nagoya Ltd.	100,180	3,368
Riso Kagaku Corp.	139,262	3,366
Create SD Holdings Co. Ltd.	129,137	3,361
^ Siix Corp.	192,961	3,357
TKC Corp.	80,224	3,356
Solasto Corp.	257,471	3,351
Nippon Signal Company Ltd.	327,941	3,350
Broadleaf Co. Ltd.	461,347	3,329
^ SKY Perfect JSAT Holdings Inc.	690,203	3,328
Financial Products Group Co. Ltd.	346,838	3,318
Star Micronics Co. Ltd.	186,366	3,314
^ Istyle Inc.	279,476	3,312
Nissan Shatai Co. Ltd.	366,999	3,311
Tosho Co. Ltd.	81,327	3,300
Max Co. Ltd.	220,101	3,287
Aomori Bank Ltd.	108,114	3,274
Oiles Corp.	150,702	3,246
Chudenko Corp.	142,316	3,245
Fukushima Industries Corp.	63,360	3,234
^ Unizo Holdings Co. Ltd.	166,661	3,211
Saibu Gas Co. Ltd.	134,832	3,203
Tokyotokeiba Co. Ltd.	82,943	3,194
Internet Initiative Japan Inc.	156,928	3,183
Computer Engineering & Consulting Ltd.	130,329	3,182
Piolax Inc.	142,616	3,169
Menicon Co. Ltd.	129,913	3,168
Obara Group Inc.	65,417	3,154
Daikyo Inc.	154,993	3,151
Link And Motivation Inc.	252,897	3,150
Seikagaku Corp.	206,746	3,148
Oita Bank Ltd.	86,324	3,143

	Hamakyorex Co. Ltd.	86,344	3,135
	Belluna Co. Ltd.	264,077	3,121
	Wakita & Co. Ltd.	251,994	3,119
	Yuasa Trading Co. Ltd.	86,834	3,118
	Optex Group Co. Ltd.	157,601	3,117
	Noritsu Koki Co. Ltd.	111,863	3,108
	MCJ Co. Ltd.	352,448	3,102
	Mitsuboshi Belting Ltd.	117,482	3,102
	Shinko Electric Industries Co. Ltd.	368,497	3,101
^	Chugoku Marine Paints Ltd.	308,266	3,096
	Teikoku Sen-I Co. Ltd.	116,233	3,073
	Kurabo Industries Ltd.	113,048	3,069
	Hosiden Corp.	313,091	3,067
	Komori Corp.	246,095	3,066
	Tocalo Co. Ltd.	296,816	3,056
	Tokyo Kiraboshi Financial Group Inc.	142,280	3,032
	Yamanashi Chuo Bank Ltd.	167,839	3,017
	Japan Wool Textile Co. Ltd.	363,437	3,006
	Vector Inc.	127,308	3,005
	Maruwa Co. Ltd.	44,944	3,000
^	Sanyo Special Steel Co. Ltd.	122,798	2,996
	Takasago International Corp.	81,528	2,984
	Jaccs Co. Ltd.	141,021	2,982
	JCU Corp.	123,481	2,977
	Joshin Denki Co. Ltd.	100,887	2,976
	Konoike Transport Co. Ltd.	173,515	2,965
^	Create Restaurants Holdings Inc.	252,824	2,952
	Japan Securities Finance Co. Ltd.	492,195	2,950
	Koshidaka Holdings Co. Ltd.	256,789	2,947
	Aida Engineering Ltd.	329,600	2,946
	Topy Industries Ltd.	99,791	2,938
^	Pacific Metals Co. Ltd.	78,921	2,937
	T-Gaia Corp.	112,361	2,935
	Noritz Corp.	184,955	2,934
	Macromill Inc.	138,771	2,933
	Daihen Corp.	114,072	2,920
	Toshiba Machine Co. Ltd.	130,465	2,917
	Sakata INX Corp.	228,495	2,898
	Qol Holdings Co. Ltd.	132,299	2,897
	AOKI Holdings Inc.	211,156	2,887
	Sekisui Jushi Corp.	151,920	2,882
	Fujimori Kogyo Co. Ltd.	84,430	2,880
*,^	euglena Co. Ltd.	373,535	2,879
	Toho Zinc Co. Ltd.	72,498	2,876
	Sakai Moving Service Co. Ltd.	50,308	2,865
	Bando Chemical Industries Ltd.	240,706	2,863
^	Kisoji Co. Ltd.	121,634	2,858
	Saizeriya Co. Ltd.	146,150	2,856
*	Ishihara Sangyo Kaisha Ltd.	186,168	2,855
^	Shoei Co. Ltd.	66,068	2,853
	Bell System24 Holdings Inc.	181,235	2,852
	Sanyo Chemical Industries Ltd.	55,925	2,850
	Doutor Nichires Holdings Co. Ltd.	151,991	2,822
	NEC Networks & System Integration Corp.	121,593	2,820
^	Marusan Securities Co. Ltd.	330,927	2,815
	Hiday Hidaka Corp.	139,736	2,811
	Axial Retailing Inc.	78,637	2,810

	Nippon Ceramic Co. Ltd.	105,531	2,809
	Prestige International Inc.	234,664	2,807
	Relia Inc.	226,930	2,797
	Nishio Rent All Co. Ltd.	83,643	2,792
	Shizuoka Gas Co. Ltd.	315,006	2,791
	Life Corp.	108,901	2,789
	Fujimi Inc.	107,242	2,786
*,^	Remixpoint Inc.	322,249	2,776
	Dexerials Corp.	272,458	2,769
	Eighteenth Bank Ltd.	81,388	2,769
	kabu.com Securities Co. Ltd.	818,768	2,767
	Belc Co. Ltd.	50,792	2,750
	Kanto Denka Kogyo Co. Ltd.	255,131	2,748
	Koa Corp.	158,458	2,734
	Sumitomo Seika Chemicals Co. Ltd.	48,595	2,729
	Maeda Kosen Co. Ltd.	127,928	2,724
	Nishimatsuya Chain Co. Ltd.	270,756	2,721
	Nitto Kogyo Corp.	147,077	2,720
^	Strike Co. Ltd.	80,332	2,719
	Daibiru Corp.	257,413	2,717
	Retail Partners Co. Ltd.	207,325	2,715
	Ichikoh Industries Ltd.	309,349	2,714
	Sintokogio Ltd.	267,915	2,709
	Kyokuto Kaihatsu Kogyo Co. Ltd.	170,686	2,705
	Doshisha Co. Ltd.	130,385	2,703
	Fukui Bank Ltd.	129,319	2,703
^	OPT Holding Inc.	88,678	2,687
	Nohmi Bosai Ltd.	120,177	2,682
	Chiyoda Co. Ltd.	136,064	2,682
^	Furukawa Co. Ltd.	181,875	2,681
	Elecom Co. Ltd.	105,539	2,677
	Dip Corp.	110,447	2,671
	Daiho Corp.	94,189	2,670
	Tsukishima Kikai Co. Ltd.	192,962	2,666
	San ju San Financial Group Inc.	125,753	2,661
	Token Corp.	40,500	2,654
	Shikoku Chemicals Corp.	191,158	2,653
	Osaka Soda Co. Ltd.	99,786	2,648
^	Toridoll Holdings Corp.	120,651	2,625
^	J Trust Co. Ltd.	431,637	2,619
	Tamura Corp.	417,766	2,613
	Riken Corp.	46,879	2,612
	Anicom Holdings Inc.	78,724	2,605
^	Pepper Food Service Co. Ltd.	73,502	2,597
	Kadokawa Dwango Corp.	237,018	2,597
	Itochu Enex Co. Ltd.	256,353	2,593
§	Hokuetsu Bank Ltd.	120,625	2,583
^	Ringer Hut Co. Ltd.	121,689	2,576
	T Hasegawa Co. Ltd.	124,415	2,576
	Tsugami Corp.	260,084	2,575
	Fujicco Co. Ltd.	124,482	2,573
	Sanki Engineering Co. Ltd.	239,106	2,569
	FULLCAST Holdings Co. Ltd.	110,948	2,565
	Press Kogyo Co. Ltd.	485,117	2,561
	Japan Pulp & Paper Co. Ltd.	61,015	2,559
	Ricoh Leasing Co. Ltd.	77,311	2,548
	Shoei Foods Corp.	68,978	2,547

Shikoku Bank Ltd.	207,990	2,540
Mitsui Sugar Co. Ltd.	88,161	2,530
Digital Arts Inc.	53,824	2,529
Mizuno Corp.	100,321	2,523
Tsukui Corp.	256,377	2,516
Fuso Chemical Co. Ltd.	105,837	2,515
Nippon Chemi-Con Corp.	89,863	2,515
Miyazaki Bank Ltd.	85,814	2,515
Gree Inc.	531,743	2,508
Chofu Seisakusho Co. Ltd.	108,963	2,507
Monogatari Corp.	25,487	2,496
Sanshin Electronics Co. Ltd.	137,841	2,480
Akita Bank Ltd.	93,833	2,476
Trancom Co. Ltd.	33,735	2,467
Avex Inc.	172,601	2,462
Nippon Thompson Co. Ltd.	369,538	2,456
DyDo Group Holdings Inc.	48,998	2,454
Aichi Steel Corp.	64,147	2,447
Tonami Holdings Co. Ltd.	38,239	2,439
Iino Kaiun Kaisha Ltd.	475,824	2,437
Matsuya Co. Ltd.	213,586	2,430
Bank of the Ryukyus Ltd.	198,910	2,428
Information Services International-Dentsu Ltd.	65,265	2,426
^ Marudai Food Co. Ltd.	124,907	2,423
^ Nippon Yakin Kogyo Co. Ltd.	832,076	2,415
Futaba Industrial Co. Ltd.	327,351	2,400
YAMABIKO Corp.	193,444	2,397
Tachi-S Co. Ltd.	160,046	2,395
Takamatsu Construction Group Co. Ltd.	85,821	2,395
* Sourcenext Corp.	229,900	2,391
Miroku Jyoho Service Co. Ltd.	106,434	2,384
Sanyo Denki Co. Ltd.	49,102	2,349
Nissin Electric Co. Ltd.	257,943	2,346
Kyoei Steel Ltd.	119,558	2,332
Pack Corp.	62,553	2,314
Tokai Corp.	100,310	2,309
^ Vital KSK Holdings Inc.	204,325	2,306
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	70,387	2,292
Pressance Corp.	179,106	2,291
Valqua Ltd.	81,428	2,286
Taihei Dengyo Kaisha Ltd.	86,027	2,279
§ Sogo Medical Co. Ltd.	102,186	2,277
Kanematsu Electronics Ltd.	66,759	2,275
Konishi Co. Ltd.	144,375	2,275
Aichi Bank Ltd.	50,404	2,254
Toyo Tanso Co. Ltd.	76,016	2,253
Geo Holdings Corp.	148,853	2,251
Okabe Co. Ltd.	228,414	2,245
TV Asahi Holdings Corp.	116,414	2,237
Tayca Corp.	93,072	2,212
^ Plenus Co. Ltd.	135,558	2,209
Mitsubishi Logisnext Co. Ltd.	168,991	2,205
Shinko Plantech Co. Ltd.	211,138	2,196
* Mitsui-Soko Holdings Co. Ltd.	120,232	2,193
Meisei Industrial Co. Ltd.	274,961	2,189
Sinfonia Technology Co. Ltd.	146,759	2,187
Bunka Shutter Co. Ltd.	290,448	2,186

^	Sanyo Electric Railway Co. Ltd.	98,314	2,170
	Toppan Forms Co. Ltd.	225,477	2,168
	Toa Corp.	98,110	2,159
	Sakai Chemical Industry Co. Ltd.	86,940	2,145
	Yellow Hat Ltd.	80,032	2,140
	Canon Electronics Inc.	101,799	2,140
^	Megachips Corp.	101,520	2,137
	Ehime Bank Ltd.	194,468	2,137
*	M&A Capital Partners Co. Ltd.	35,339	2,135
	Inageya Co. Ltd.	142,032	2,135
	VT Holdings Co. Ltd.	480,943	2,124
*	Vision Inc.	47,775	2,122
	Riken Keiki Co. Ltd.	98,061	2,122
	Shindengen Electric Manufacturing Co. Ltd.	44,378	2,121
	Fuji Co. Ltd.	107,303	2,112
^	Adastria Co. Ltd.	157,049	2,098
	Toho Titanium Co. Ltd.	174,196	2,096
^	Aruhi Corp.	100,891	2,096
	Sumitomo Riko Co. Ltd.	207,479	2,095
	Denki Kogyo Co. Ltd.	70,966	2,087
	CMK Corp.	270,446	2,069
	Yondoshi Holdings Inc.	98,806	2,069
^	Giken Ltd.	77,932	2,068
	JVC Kenwood Corp.	735,101	2,063
	Mitsubishi Shokuhin Co. Ltd.	76,695	2,048
	UKC Holdings Corp.	88,532	2,042
	Maruwa Unyu Kikan Co. Ltd.	54,516	2,039
	Ichiyoshi Securities Co. Ltd.	195,794	2,035
*	Unitika Ltd.	318,800	2,032
	Union Tool Co.	54,315	2,031
^	Nihon Nohyaku Co. Ltd.	287,355	2,021
	Neturen Co. Ltd.	197,165	2,016
	TOC Co. Ltd.	284,298	2,015
*,^	Open Door Inc.	68,484	2,011
	Nippon Koei Co. Ltd.	74,789	2,004
	St. Marc Holdings Co. Ltd.	85,332	1,992
	Tamron Co. Ltd.	93,454	1,991
	Dai-Dan Co. Ltd.	78,976	1,990
	ESPEC Corp.	103,589	1,981
^	Kitanotatsujin Corp.	318,768	1,977
	JAC Recruitment Co. Ltd.	86,248	1,973
	Kaga Electronics Co. Ltd.	94,680	1,972
	Arcland Sakamoto Co. Ltd.	144,185	1,962
	Asahi Diamond Industrial Co. Ltd.	278,335	1,961
	Maruzen Showa Unyu Co. Ltd.	76,028	1,958
	Rheon Automatic Machinery Co. Ltd.	109,161	1,954
	Sinko Industries Ltd.	117,539	1,952
	Sodick Co. Ltd.	214,482	1,947
	Eagle Industry Co. Ltd.	149,375	1,946
	Nihon Tokushu Toryo Co. Ltd.	83,572	1,944
	METAWATER Co. Ltd.	67,648	1,944
	Juki Corp.	156,229	1,937
	Melco Holdings Inc.	53,743	1,933
	Chubu Shiryo Co. Ltd.	140,466	1,929
	Hokuto Corp.	112,754	1,927
	Kamei Corp.	136,404	1,925
	Tokushu Tokai Paper Co. Ltd.	45,671	1,919

^ Nissei ASB Machine Co. Ltd.	45,786	1,918
Fujibo Holdings Inc.	61,943	1,905
ValueCommerce Co. Ltd.	87,200	1,898
Mitsuuroko Group Holdings Co. Ltd.	258,759	1,898
Kato Works Co. Ltd.	61,446	1,895
^ Yakuodo Co. Ltd.	55,320	1,893
^ Stella Chemifa Corp.	51,611	1,887
Daito Pharmaceutical Co. Ltd.	60,822	1,883
G-Tekt Corp.	113,680	1,881
Kenko Mayonnaise Co. Ltd.	74,999	1,880
Nippon Kanzai Co. Ltd.	98,661	1,865
Osaki Electric Co. Ltd.	241,982	1,865
Genky DrugStores Co. Ltd.	47,951	1,848
Anest Iwata Corp.	185,043	1,847
Tochigi Bank Ltd.	552,057	1,847
Sankyo Tateyama Inc.	145,394	1,845
Komtasu Matere Co. Ltd.	196,162	1,843
Hosokawa Micron Corp.	33,642	1,836
Krosaki Harima Corp.	23,787	1,834
^ PIA Corp.	35,338	1,829
LIXIL VIVA Corp.	118,058	1,827
Yokohama Reito Co. Ltd.	225,229	1,826
Tsurumi Manufacturing Co. Ltd.	110,460	1,823
Tanseisha Co. Ltd.	173,606	1,821
^ Starzen Co. Ltd.	42,166	1,815
^ Mitsui High-Tec Inc.	128,543	1,813
* RS Technologies Co. Ltd.	37,654	1,807
Trust Tech Inc.	45,725	1,783
Xebio Holdings Co. Ltd.	122,194	1,782
Enplas Corp.	62,043	1,779
Furuno Electric Co. Ltd.	135,035	1,774
NichiiGakkan Co. Ltd.	209,330	1,772
* Sanden Holdings Corp.	128,818	1,769
^ Clarion Co. Ltd.	114,678	1,768
Ryoyo Electro Corp.	114,036	1,763
Tekken Corp.	67,687	1,762
LIFULL Co. Ltd.	316,516	1,755
Mitsuba Corp.	188,371	1,753
Dai Nippon Toryo Co. Ltd.	150,009	1,737
Nittetsu Mining Co. Ltd.	35,932	1,723
J-Oil Mills Inc.	50,166	1,719
^ Nippon Denko Co. Ltd.	657,617	1,713
Daiwa Industries Ltd.	156,434	1,710
Tachibana Eletech Co. Ltd.	99,600	1,709
Rock Field Co. Ltd.	102,781	1,701
Nippon Road Co. Ltd.	29,304	1,697
Hibiya Engineering Ltd.	97,500	1,692
Towa Bank Ltd.	181,916	1,691
COLOPL Inc.	260,566	1,690
NDS Co. Ltd.	27,585	1,690
Achilles Corp.	80,825	1,689
Yurtec Corp.	201,038	1,686
Central Security Patrols Co. Ltd.	37,888	1,683
OSJB Holdings Corp.	619,161	1,679
CONEXIO Corp.	90,739	1,672
Intage Holdings Inc.	182,653	1,671
Sun Frontier Fudousan Co. Ltd.	145,791	1,668

^	Fixstars Corp.	118,500	1,662
	Kobe Bussan Co. Ltd.	29,124	1,656
	Shin-Etsu Polymer Co. Ltd.	201,715	1,656
	Ines Corp.	143,421	1,654
	Key Coffee Inc.	89,960	1,653
^	Sumida Corp.	127,576	1,652
	Yorozu Corp.	106,428	1,645
	Daido Metal Co. Ltd.	199,397	1,644
	Toyo Construction Co. Ltd.	402,842	1,642
*	Kintetsu Department Store Co. Ltd.	47,266	1,641
	Nagatanien Holdings Co. Ltd.	60,249	1,638
	OSAKA Titanium Technologies Co. Ltd.	102,203	1,638
	Daiichi Jitsugyo Co. Ltd.	47,591	1,638
^	KLab Inc.	166,318	1,637
	Kyokuyo Co. Ltd.	54,708	1,637
	Arakawa Chemical Industries Ltd.	96,278	1,634
	Hioki EE Corp.	49,791	1,625
	Nichiban Co. Ltd.	67,474	1,623
^	Alconix Corp.	112,706	1,606
	Tenma Corp.	90,018	1,604
^	Tokyo Individualized Educational Institute Inc.	121,387	1,602
	Goldcrest Co. Ltd.	97,767	1,596
	Iseki & Co. Ltd.	86,257	1,589
	Daiken Corp.	79,609	1,587
	BRONCO BILLY Co. Ltd.	48,787	1,586
	Fukuda Corp.	31,600	1,580
^	eRex Co. Ltd.	171,592	1,580
	Oyo Corp.	117,204	1,577
	Torii Pharmaceutical Co. Ltd.	65,452	1,575
	Riken Vitamin Co. Ltd.	45,330	1,572
	Jimoto Holdings Inc.	957,856	1,568
	Foster Electric Co. Ltd.	124,208	1,565
*,^	Pioneer Corp.	1,530,046	1,562
	Shinnihon Corp.	143,190	1,560
§	Nissei Build Kogyo Co. Ltd.	159,921	1,559
	Namura Shipbuilding Co. Ltd.	297,620	1,557
	ASAHI YUKIZAI Corp.	65,451	1,556
	Amuse Inc.	54,421	1,551
	Tosei Corp.	149,200	1,543
	Okuwa Co. Ltd.	151,515	1,543
	Toa Corp.	132,225	1,543
	Keihanshin Building Co. Ltd.	202,649	1,543
	Takara Leben Co. Ltd.	509,965	1,538
	Feed One Co. Ltd.	822,491	1,535
	Alpen Co. Ltd.	86,250	1,529
^	Yamashin-Filter Corp.	201,426	1,529
	WDB Holdings Co. Ltd.	42,504	1,518
	ASKA Pharmaceutical Co. Ltd.	109,952	1,515
	KAWADA TECHNOLOGIES Inc.	24,899	1,511
	Aisan Industry Co. Ltd.	172,876	1,503
	Itochu-Shokuhin Co. Ltd.	28,590	1,502
	Future Corp.	92,170	1,497
	JSP Corp.	58,536	1,495
^	Kappa Create Co. Ltd.	125,123	1,493
^	SAMTY Co. Ltd.	103,000	1,492
*,^	Medical Data Vision Co. Ltd.	88,908	1,488
^	Hoosiers Holdings	249,200	1,487

	Katakura Industries Co. Ltd.	120,038	1,486
	F@N Communications Inc.	241,371	1,478
	Jamco Corp.	52,111	1,471
^	W-Scope Corp.	147,181	1,471
	Arcland Service Holdings Co. Ltd.	77,699	1,470
	Kasai Kogyo Co. Ltd.	140,417	1,468
	PAL GROUP Holdings Co. Ltd.	58,339	1,466
	Riken Technos Corp.	275,100	1,465
^	Yonex Co. Ltd.	216,078	1,459
	Matsuyafoods Holdings Co. Ltd.	45,675	1,457
	Rokko Butter Co. Ltd.	63,825	1,456
	Cawachi Ltd.	71,475	1,453
	Roland DG Corp.	60,029	1,452
	Teikoku Electric Manufacturing Co. Ltd.	96,154	1,441
	KFC Holdings Japan Ltd.	82,333	1,440
^	Mie Kotsu Group Holdings Inc.	291,443	1,437
	Kyosan Electric Manufacturing Co. Ltd.	268,928	1,434
^	Pasona Group Inc.	96,400	1,429
	Bank of Saga Ltd.	68,753	1,415
	Kyokuto Securities Co. Ltd.	111,042	1,413
*	World Holdings Co. Ltd.	46,591	1,405
	Warabeya Nichiyo Holdings Co. Ltd.	78,996	1,397
^	Sagami Holdings Corp.	113,561	1,394
	Michinoku Bank Ltd.	88,213	1,392
	Shinko Shoji Co. Ltd.	94,991	1,386
	Nissin Corp.	59,045	1,377
	FIDEA Holdings Co. Ltd.	908,454	1,368
	Nitto Kohki Co. Ltd.	58,614	1,361
	Chukyo Bank Ltd.	66,715	1,353
	Sekisui Plastics Co. Ltd.	138,160	1,342
	Fujiya Co. Ltd.	59,519	1,339
	Mitsubishi Research Institute Inc.	34,738	1,339
	Gakken Holdings Co. Ltd.	26,801	1,337
	Chiyoda Integre Co. Ltd.	64,427	1,334
	Kanagawa Chuo Kotsu Co. Ltd.	39,216	1,334
	Cosel Co. Ltd.	116,886	1,333
	Denyo Co. Ltd.	81,101	1,333
	Itoki Corp.	229,160	1,331
	CI Takiron Corp.	242,605	1,327
	K&O Energy Group Inc.	85,018	1,325
^	Central Sports Co. Ltd.	35,454	1,324
	Aeon Fantasy Co. Ltd.	35,544	1,324
	Koatsu Gas Kogyo Co. Ltd.	154,729	1,317
	Mimasu Semiconductor Industry Co. Ltd.	82,018	1,316
	Onoken Co. Ltd.	81,915	1,314
^	Micronics Japan Co. Ltd.	186,889	1,313
	Osaka Steel Co. Ltd.	67,527	1,308
	Happinet Corp.	74,393	1,308
	Fudo Tetra Corp.	70,354	1,305
	Sinanen Holdings Co. Ltd.	50,668	1,300
	Mitsubishi Steel Manufacturing Co. Ltd.	67,838	1,300
*,^	Nextage Co. Ltd.	170,998	1,300
	Yushin Precision Equipment Co. Ltd.	118,633	1,296
*,^	Optorun Co. Ltd.	50,506	1,292
	Advan Co. Ltd.	149,072	1,291
	Japan Transcity Corp.	282,857	1,287
^	Ohara Inc.	47,987	1,286

^	Marvelous Inc.	155,897	1,277
	Nissin Sugar Co. Ltd.	63,500	1,274
	Fuji Pharma Co. Ltd.	80,714	1,272
	Sumitomo Densetsu Co. Ltd.	77,077	1,267
	Nippon Parking Development Co. Ltd.	804,381	1,254
	NS United Kaiun Kaisha Ltd.	54,415	1,253
	Toyo Kanetsu KK	49,790	1,253
	Shinwa Co. Ltd.	64,629	1,246
^	Towa Corp.	130,147	1,241
	Kyodo Printing Co. Ltd.	47,576	1,240
	Hokkan Holdings Ltd.	59,404	1,234
	Hochiki Corp.	84,124	1,232
	Uchida Yoko Co. Ltd.	45,282	1,231
	Chiba Kogyo Bank Ltd.	272,400	1,218
^	Rorze Corp.	59,010	1,214
	Nihon Trim Co. Ltd.	23,500	1,212
*,^	Nisso Corp.	46,000	1,211
	GLOBERIDE Inc.	43,889	1,211
^	Tateru Inc.	186,055	1,208
	Sanyo Shokai Ltd.	61,621	1,204
	Torishima Pump Manufacturing Co. Ltd.	124,128	1,201
	Icom Inc.	54,805	1,190
	Ministop Co. Ltd.	61,866	1,188
	Mito Securities Co. Ltd.	345,814	1,183
	ST Corp.	63,324	1,176
	Zuken Inc.	71,504	1,173
	Nichiden Corp.	66,575	1,173
	Kanaden Corp.	106,133	1,163
	Hisaka Works Ltd.	110,236	1,162
	Fujita Kanko Inc.	38,451	1,159
	SRA Holdings	37,753	1,156
	Kurimoto Ltd.	70,113	1,155
^	Akatsuki Inc.	27,921	1,153
	Yahagi Construction Co. Ltd.	150,623	1,151
	Chori Co. Ltd.	61,953	1,141
	Ryoden Corp.	74,274	1,126
	Gurunavi Inc.	137,864	1,123
	Kitagawa Corp.	41,770	1,112
	Halows Co. Ltd.	46,151	1,111
^	CHIMNEY Co. Ltd.	43,432	1,109
	Tokyo Energy & Systems Inc.	110,005	1,108
	Fuso Pharmaceutical Industries Ltd.	42,472	1,105
	Nihon Chouzai Co. Ltd.	35,148	1,104
^	COOKPAD Inc.	274,525	1,101
	Japan Cash Machine Co. Ltd.	97,177	1,099
	Mars Group Holdings Corp.	51,685	1,095
	Studio Alice Co. Ltd.	52,824	1,091
	Tatsuta Electric Wire and Cable Co. Ltd.	194,859	1,086
	Toyo Corp.	131,211	1,071
	Mitsui Matsushima Holdings Co. Ltd.	64,371	1,069
	CMIC Holdings Co. Ltd.	52,810	1,065
^	WATAMI Co. Ltd.	93,067	1,064
	France Bed Holdings Co. Ltd.	123,300	1,062
	Organo Corp.	38,129	1,062
	Tsukuba Bank Ltd.	437,582	1,059
*,^	Nippon Sharyo Ltd.	38,212	1,053
	Aiphone Co. Ltd.	69,885	1,049

	Nippon Beet Sugar Manufacturing Co. Ltd.	57,222	1,048
	Toenec Corp.	36,724	1,044
	Kita-Nippon Bank Ltd.	44,446	1,034
	Kansai Super Market Ltd.	97,032	1,027
	GCA Corp.	121,958	1,024
	Keiyo Co. Ltd.	210,724	1,020
	Chugai Ro Co. Ltd.	38,129	1,016
	Daikokutenbussan Co. Ltd.	25,804	1,013
	Alpha Systems Inc.	39,423	1,012
*,^	Akebono Brake Industry Co. Ltd.	447,976	1,010
	Fuji Oil Co. Ltd.	237,736	1,008
	CTS Co. Ltd.	148,973	1,003
*	U-Shin Ltd.	146,015	1,000
	Hodogaya Chemical Co. Ltd.	32,715	993
	Elematec Corp.	41,860	989
	Atsugi Co. Ltd.	95,473	987
	Toho Co. Ltd.	49,173	984
	Wowow Inc.	30,633	982
	Weathernews Inc.	31,298	981
	Parco Co. Ltd.	87,711	980
	Takaoka Toko Co. Ltd.	62,022	978
	Sac's Bar Holdings Inc.	116,961	974
	AOI Electronics Co. Ltd.	28,511	973
	Tokyo Rope Manufacturing Co. Ltd.	73,863	966
	Asunaro Aoki Construction Co. Ltd.	113,040	963
	Tv Tokyo Holdings Corp.	38,913	962
	Toyo Securities Co. Ltd.	408,286	962
	IDOM Inc.	283,381	960
	Matsuda Sangyo Co. Ltd.	68,507	960
	Hokkaido Gas Co. Ltd.	70,007	958
	Misawa Homes Co. Ltd.	122,538	957
^	Hito Communications Inc.	60,129	952
	Mitsubishi Paper Mills Ltd.	160,325	943
	Tomoku Co. Ltd.	50,794	942
	T RAD Co. Ltd.	34,134	938
	Pronexus Inc.	87,917	937
*,^	Toyo Engineering Corp.	116,795	931
	Godo Steel Ltd.	45,179	930
	Sanoh Industrial Co. Ltd.	131,782	926
	Shimizu Bank Ltd.	49,077	923
	Chuo Spring Co. Ltd.	27,263	922
	Seika Corp.	52,217	922
	Taisei Lamick Co. Ltd.	32,617	922
	Linical Co. Ltd.	56,843	914
	Toa Oil Co. Ltd.	38,450	910
	Cybozu Inc.	151,766	910
	Taiho Kogyo Co. Ltd.	77,263	908
	Maezawa Kyuso Industries Co. Ltd.	51,364	900
	Yushiro Chemical Industry Co. Ltd.	65,012	900
	Tsutsumi Jewelry Co. Ltd.	46,523	898
	Daisyo Corp.	59,616	897
^	Yomiuri Land Co. Ltd.	22,388	896
	SWCC Showa Holdings Co. Ltd.	126,696	895
	Asahi Co. Ltd.	67,524	892
	Meiko Network Japan Co. Ltd.	96,194	892
	Sankyo Seiko Co. Ltd.	208,137	885
	Sanei Architecture Planning Co. Ltd.	56,501	872

	Hakuto Co. Ltd.	61,962	869
	Ateam Inc.	50,815	867
	SMK Corp.	31,020	849
	Toli Corp.	263,868	846
	Shibusawa Warehouse Co. Ltd.	53,391	835
	Nihon Yamamura Glass Co. Ltd.	51,470	832
	Aichi Corp.	152,505	831
	Kourakuen Holdings Corp.	56,133	826
	Kitano Construction Corp.	23,092	825
	Okura Industrial Co. Ltd.	40,559	823
	Maezawa Kasei Industries Co. Ltd.	75,258	816
*	KNT-CT Holdings Co. Ltd.	69,863	807
	Gun-Ei Chemical Industry Co. Ltd.	27,199	802
	Wellnet Corp.	85,643	797
	Nippon Coke & Engineering Co. Ltd.	787,278	790
	Rhythm Watch Co. Ltd.	41,251	784
	Artnature Inc.	126,227	784
	PC Depot Corp.	159,940	780
^	JP-Holdings Inc.	276,532	762
	CAC Holdings Corp.	74,880	757
	Honeys Holdings Co. Ltd.	84,006	755
	Corona Corp. Class A	65,691	737
	Chuetsu Pulp & Paper Co. Ltd.	50,703	735
	Fujikura Kasei Co. Ltd.	123,278	731
	MTI Ltd.	130,509	722
	Fukui Computer Holdings Inc.	36,820	712
*	Kojima Co. Ltd.	151,201	693
	Fields Corp.	82,878	691
	Nakayama Steel Works Ltd.	107,585	690
	Daikoku Denki Co. Ltd.	43,834	685
*	Shin Nippon Biomedical Laboratories Ltd.	124,229	679
^	Tosho Printing Co. Ltd.	96,289	677
	Nippon Chemiphar Co. Ltd.	16,342	670
	Zuiko Corp.	24,480	669
	Gecoss Corp.	61,164	657
	Srg Takamiya Co. Ltd.	109,775	653
	Showa Aircraft Industry Co. Ltd.	56,608	647
	Sumitomo Precision Products Co. Ltd.	18,051	641
	Inaba Seisakusho Co. Ltd.	51,448	640
	Shimojima Co. Ltd.	63,984	637
	NEC Capital Solutions Ltd.	37,437	636
^	Toyo Denki Seizo KK	40,121	627
	Fujitsu Frontech Ltd.	56,915	617
	Takihyo Co. Ltd.	32,385	611
	Right On Co. Ltd.	63,885	602
	Airport Facilities Co. Ltd.	101,608	584
*	Aplus Financial Co. Ltd.	596,261	576
	Cleanup Corp.	77,914	568
^	Toda Kogyo Corp.	21,088	556
*,^	FDK Corp.	41,164	546
	Dai-ichi Seiko Co. Ltd.	36,735	533
*,^	Tokyo Base Co. Ltd.	93,810	532
*	Senshukai Co. Ltd.	136,424	520
	Tokyo Rakutenchi Co. Ltd.	11,352	519
	Paris Miki Holdings Inc.	120,822	516
*	Kinki Sharyo Co. Ltd.	22,152	503
*,^	Laox Co. Ltd.	137,705	483

	Tokyo Electron Device Ltd.	28,224	481
*,^	Funai Electric Co. Ltd.	82,615	479
*	SAMTY Co. Ltd. Rights Exp. 11/19/2018	103,000	189
	Mitsubishi Kakoki Kaisha Ltd.	7,564	131
	Mitani Sekisan Co. Ltd.	4,800	125
	Tokyo Tekko Co. Ltd.	4,370	70
			24,727,352
Mexico (0.0%)
	Elis SA	348,824	8,258

Netherlands (2.8%)
	Unilever NV	8,601,458	478,460
	ASML Holding NV	2,310,820	433,872
	ING Groep NV	22,135,745	287,305
	Koninklijke Philips NV	5,271,325	240,277
	Koninklijke Ahold Delhaize NV	6,714,814	154,057
	Akzo Nobel NV	1,434,922	134,229
	Heineken NV	1,338,453	125,616
*	Unibail-Rodamco-Westfield	565,734	113,966
	ArcelorMittal	3,437,883	106,735
	Koninklijke DSM NV	994,388	105,320
	Wolters Kluwer NV	1,572,445	98,027
	NN Group NV	1,887,521	84,246
2	ABN AMRO Group NV	2,351,927	64,053
	Aegon NV	9,657,969	62,686
	Heineken Holding NV	599,826	54,391
	Koninklijke KPN NV	18,810,726	49,624
*	Unibail-Rodamco-Westfield CDI	198,857	39,994
	ASR Nederland NV	793,340	37,816
	Randstad NV	624,238	33,319
*	Galapagos NV	262,463	29,815
*	Gemalto NV	469,165	27,343
	IMCD NV	301,732	23,483
	Aalberts Industries NV	546,889	23,291
	Koninklijke Vopak NV	376,553	18,552
	SBM Offshore NV	1,001,896	18,086
*	OCI NV	545,897	17,452
2	Signify NV	629,646	16,298
^	Boskalis Westminster	450,522	14,186
	TKH Group NV	239,861	13,513
	APERAM SA	287,152	13,136
	ASM International NV	213,054	11,038
	Corbion NV	335,514	10,914
	Eurocommercial Properties NV	274,860	10,077
	PostNL NV	2,549,322	9,123
*,^	ALTICE EUROPE NV	3,269,262	8,818
*	BE Semiconductor Industries NV	412,866	8,712
	Wereldhave NV	231,874	8,161
2	Intertrust NV	429,225	7,943
	Rhi Magnesita NV	127,757	7,936
	AMG Advanced Metallurgical Group NV	170,739	7,929
*,2	Takeaway.com NV	117,290	7,585
	Sligro Food Group NV	177,192	7,567
2	GrandVision NV	271,647	6,693
	Arcadis NV	397,253	6,647
*,^	Fugro NV	456,223	6,005
*,2	Basic-Fit NV	171,980	5,848

*	TomTom NV	689,495	5,648
	Koninklijke BAM Groep NV	1,410,870	5,419
2	Flow Traders	158,643	4,650
	NSI NV	99,074	4,077
	Vastned Retail NV	102,709	3,915
	Wessanen	309,260	3,784
*,^	VEON Ltd.	1,001,125	3,008
	Koninklijke Volkerwessels NV	140,389	2,951
*,2	B&S Group Sarl	139,510	2,837
	Accell Group NV	137,645	2,676
	ForFarmers NV	207,386	2,346
2	NIBC Holding NV	221,313	2,132
	Aegon NV (New York Shares)	302,830	1,947
	Brunel International NV	104,292	1,508
*	ALTICE EUROPE NV Class B	305,206	818
			3,097,860
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,214,146	32,049
*	a2 Milk Co. Ltd.	4,118,706	30,723
	Spark New Zealand Ltd.	10,427,870	27,989
	Auckland International Airport Ltd.	5,313,907	25,710
	Ryman Healthcare Ltd.	2,339,164	21,689
*	Fletcher Building Ltd.	4,838,697	20,986
	Contact Energy Ltd.	4,117,900	15,912
	Meridian Energy Ltd.	6,993,265	15,225
	SKYCITY Entertainment Group Ltd.	3,929,777	10,442
	Z Energy Ltd.	2,042,557	9,674
	Mainfreight Ltd.	464,134	9,293
	Mercury NZ Ltd.	3,742,143	8,349
	Trade Me Group Ltd.	2,302,982	7,959
	Chorus Ltd.	2,452,883	7,901
	Kiwi Property Group Ltd.	8,029,793	7,403
	EBOS Group Ltd.	489,462	7,286
	Summerset Group Holdings Ltd.	1,272,838	6,588
	Goodman Property Trust	6,030,871	6,183
	Air New Zealand Ltd.	2,884,128	5,909
	Infratil Ltd.	2,262,541	5,345
	Genesis Energy Ltd.	2,732,598	4,681
	Precinct Properties New Zealand Ltd.	4,881,933	4,661
	Freightways Ltd.	863,756	4,480
	Metlifecare Ltd.	974,808	4,198
*	Synlait Milk Ltd.	556,777	4,005
	Argosy Property Ltd.	4,622,081	3,370
	SKY Network Television Ltd.	2,257,861	3,288
*	Restaurant Brands New Zealand Ltd.	592,628	3,071
^	Vital Healthcare Property Trust	2,121,632	2,976
	Vector Ltd.	1,297,893	2,970
	Tourism Holdings Ltd.	674,283	2,566
	Heartland Bank Ltd.	2,204,858	2,528
	Kathmandu Holdings Ltd.	1,044,795	2,292
	New Zealand Refining Co. Ltd.	977,430	1,666
*	TOWER Ltd.	1,856,910	997
			330,364
Norway (0.8%)
	Equinor ASA	5,604,459	157,576
	DNB ASA	6,029,302	126,884

^	Telenor ASA	3,784,246	74,003
	Marine Harvest ASA	2,295,283	53,186
	Yara International ASA	991,297	48,651
	Norsk Hydro ASA	7,583,818	45,479
	Orkla ASA	4,421,533	37,358
	Aker BP ASA	613,380	25,973
	Storebrand ASA	2,667,407	23,830
	TGS NOPEC Geophysical Co. ASA	582,473	23,712
	Subsea 7 SA	1,466,829	21,633
	Schibsted ASA Class A	505,408	18,972
	Schibsted ASA Class B	502,206	17,454
	Gjensidige Forsikring ASA	951,909	16,044
	Tomra Systems ASA	627,279	15,648
	Salmar ASA	297,882	14,881
	Bakkafrost P/F	224,901	13,720
	SpareBank 1 SR-Bank ASA	1,012,226	12,311
	Aker ASA	135,775	12,243
	Leroy Seafood Group ASA	1,451,430	11,853
*	Norwegian Finans Holding ASA	890,835	10,888
*	Borr Drilling Ltd.	2,181,777	10,014
2	Entra ASA	622,755	8,958
	SpareBank 1 SMN	744,156	8,313
*	Petroleum Geo-Services ASA	1,814,867	8,144
	Atea ASA	450,150	7,304
	DNO ASA	3,540,886	7,301
	Austevoll Seafood ASA	506,927	6,983
*,2	Elkem ASA	1,372,286	6,850
	Veidekke ASA	623,560	6,805
*,2	Aker Solutions ASA	825,142	5,869
	Borregaard ASA	557,021	5,708
	Kongsberg Gruppen ASA	284,895	5,491
2	Sbanken ASA	462,428	5,039
*	Nordic Semiconductor ASA	822,373	4,732
	Grieg Seafood ASA	309,334	4,089
2	Evry AS	996,360	3,917
2	XXL ASA	561,411	2,892
*,^	Norwegian Air Shuttle ASA	82,439	2,483
*,^	Wallenius Wilhelmsen Logistics	561,570	2,408
	Ocean Yield ASA	280,471	2,295
	Stolt-Nielsen Ltd.	144,973	2,219
	Norway Royal Salmon ASA	83,641	2,020
*,^,2 BW LPG Ltd.		411,930	1,804
*	Akastor ASA	816,808	1,773
	Sparebank 1 Oestlandet	154,874	1,717
*,^	Otello Corp. ASA	736,599	1,604
	Hoegh LNG Holdings Ltd.	237,778	1,325
			910,356
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	4,860,205	56,462
	Polski Koncern Naftowy ORLEN SA	1,766,713	48,427
	Powszechny Zaklad Ubezpieczen SA	3,196,175	34,396
	Bank Polska Kasa Opieki SA	895,241	25,765
*	KGHM Polska Miedz SA	774,705	18,679
*	CD Projekt SA	354,748	18,011
*	Polskie Gornictwo Naftowe i Gazownictwo SA	9,840,535	17,273
	Santander Bank Polska SA	163,604	16,639
	Grupa Lotos SA	558,548	11,361

	LPP SA	4,767	11,152
*	PGE Polska Grupa Energetyczna SA	4,138,920	10,698
	CCC SA	162,483	9,687
*	Cyfrowy Polsat SA	1,518,891	9,160
*	Alior Bank SA	521,713	8,904
	mBank SA	72,957	8,849
*	Bank Millennium SA	3,452,260	8,663
*,2	Dino Polska SA	271,576	7,333
	Asseco Poland SA	420,059	5,429
*	Jastrzebska Spolka Weglowa SA	292,063	5,255
	KRUK SA	92,577	5,039
*	AmRest Holdings SE	39,524	4,814
*	Orange Polska SA	3,714,762	4,472
	Kernel Holding SA	285,555	3,874
	Bank Handlowy w Warszawie SA	184,532	3,863
2	PLAY Communications SA	611,601	3,338
*	Tauron Polska Energia SA	5,889,066	2,828
*	Enea SA	1,202,977	2,609
*	Energa SA	1,166,658	2,474
	Grupa Azoty SA	263,405	2,256
*	PKP Cargo SA	166,759	2,170
	Eurocash SA	442,504	2,168
	Ciech SA	145,198	1,865
	Warsaw Stock Exchange	151,464	1,824
	Budimex SA	64,795	1,819
*	Lubelski Wegiel Bogdanka SA	65,281	1,062
	Neuca SA	10,060	715
*	Boryszew SA	391,867	537
			379,870
Portugal (0.2%)
	Galp Energia SGPS SA	2,929,077	58,078
	EDP - Energias de Portugal SA	12,869,006	47,532
	Jeronimo Martins SGPS SA	1,388,284	20,463
*	Banco Comercial Portugues SA	44,254,369	13,103
	EDP Renovaveis SA	871,721	8,848
	NOS SGPS SA	1,280,971	7,672
	Navigator Co. SA	1,432,570	7,019
	REN - Redes Energeticas Nacionais SGPS SA	2,175,145	6,140
	Sonae SGPS SA	5,348,135	5,547
	Altri SGPS SA	406,965	3,908
^	CTT-Correios de Portugal SA	876,588	3,439
	Semapa-Sociedade de Investimento e Gestao	133,830	2,661
	Corticeira Amorim SGPS SA	186,503	2,491
*	Mota-Engil SGPS SA	525,272	1,283
*	Banco Espirito Santo SA	10,412,510	20
			188,204
Singapore (1.1%)
	DBS Group Holdings Ltd.	10,257,233	195,679
	Oversea-Chinese Banking Corp. Ltd.	18,571,215	155,398
	United Overseas Bank Ltd.	7,271,806	143,752
	Singapore Telecommunications Ltd.	42,238,333	100,092
	Keppel Corp. Ltd.	8,137,506	41,430
	CapitaLand Ltd.	14,266,725	35,141
	Ascendas REIT	13,533,496	26,141
	Wilmar International Ltd.	11,094,639	26,123
	Genting Singapore Ltd.	33,074,373	25,637

Singapore Exchange Ltd.	4,683,234	25,241
Singapore Technologies Engineering Ltd.	8,678,896	22,589
CapitaLand Mall Trust	13,158,872	21,387
Singapore Airlines Ltd.	2,916,181	20,773
ComfortDelGro Corp. Ltd.	11,660,928	20,724
Singapore Press Holdings Ltd.	9,092,574	19,092
Venture Corp. Ltd.	1,468,902	18,941
City Developments Ltd.	2,683,583	17,892
CapitaLand Commercial Trust	13,454,728	17,529
Suntec REIT	11,094,052	15,666
UOL Group Ltd.	2,818,404	14,214
SATS Ltd.	3,641,162	13,901
Jardine Cycle & Carriage Ltd.	565,787	13,243
Mapletree Commercial Trust	10,860,656	12,795
Sembcorp Industries Ltd.	5,258,620	11,877
Mapletree Industrial Trust	7,474,256	10,829
Mapletree Logistics Trust	11,768,743	10,590
Mapletree North Asia Commercial Trust	11,902,883	9,923
Keppel REIT	11,304,332	9,838
NetLink NBN Trust	16,901,428	9,644
Singapore Post Ltd.	8,671,159	7,165
Hutchison Port Holdings Trust	28,580,216	7,140
^ Sembcorp Marine Ltd.	4,609,377	6,880
Golden Agri-Resources Ltd.	36,438,023	6,656
Frasers Logistics & Industrial Trust	8,349,610	6,532
CDL Hospitality Trusts	4,480,614	5,246
Manulife US REIT	6,474,597	5,142
Frasers Centrepoint Trust	3,059,139	5,081
Ascott Residence Trust	6,207,911	4,993
United Engineers Ltd.	2,548,217	4,940
Keppel DC REIT	4,581,294	4,587
Bukit Sembawang Estates Ltd.	1,043,300	4,408
Parkway Life REIT	2,229,830	4,402
StarHub Ltd.	3,178,916	4,347
Raffles Medical Group Ltd.	5,034,312	4,162
Starhill Global REIT	8,161,892	4,150
Keppel Infrastructure Trust	11,299,064	4,091
Frasers Commercial Trust	3,566,051	3,808
Ascendas India Trust	4,544,900	3,625
First Resources Ltd.	2,908,827	3,573
^ ESR-REIT	9,223,605	3,442
CapitaLand Retail China Trust	3,202,784	3,395
Cache Logistics Trust	5,987,419	3,217
AIMS AMP Capital Industrial REIT	3,016,300	3,088
M1 Ltd.	1,965,244	3,033
Wing Tai Holdings Ltd.	2,110,743	3,011
OUE Hospitality Trust	5,703,046	3,006
Ascendas Hospitality Trust	4,652,113	2,791
SIA Engineering Co. Ltd.	1,292,328	2,789
First REIT	2,890,282	2,666
Far East Hospitality Trust	5,350,010	2,486
Frasers Property Ltd.	1,944,058	2,405
^ GuocoLand Ltd.	1,722,815	2,385
SPH REIT	3,201,509	2,341
Lippo Malls Indonesia Retail Trust	11,708,176	2,226
Frasers Hospitality Trust	4,294,092	2,198
Sheng Siong Group Ltd.	2,429,265	1,989

	Soilbuild Business Space REIT	4,518,634	1,983
	Asian Pay Television Trust	7,666,749	1,825
	OUE Ltd.	1,589,204	1,779
	Accordia Golf Trust	4,450,055	1,774
	Sabana Shari'ah Compliant Industrial REIT	5,567,101	1,754
	RHT Health Trust	3,197,701	1,732
	Silverlake Axis Ltd.	4,407,061	1,418
^	Yoma Strategic Holdings Ltd.	6,670,268	1,292
^	Boustead Singapore Ltd.	1,793,076	1,043
	Bumitama Agri Ltd.	1,820,023	893
*	Noble Group Ltd.	4,883,318	479
*,^,§ Hyflux Ltd.		2,817,700	433
*,^,§ Ezra Holdings Ltd.		10,329,900	83
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	720,757	1
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	5,153,611	—
			1,229,966
South Korea (4.5%)
	Samsung Electronics Co. Ltd.	23,912,388	1,000,754
	SK Hynix Inc.	3,031,444	200,554
	Samsung Electronics Co. Ltd. Preference Shares	4,272,230	145,714
	Samsung Electronics Co. Ltd. GDR	127,405	133,490
*,^	Celltrion Inc.	442,240	118,519
	KB Financial Group Inc.	2,149,790	104,703
	POSCO	386,707	102,650
	Shinhan Financial Group Co. Ltd.	2,435,491	98,415
	NAVER Corp.	152,405	98,371
	Hyundai Motor Co.	781,352	91,206
	LG Chem Ltd.	251,339	82,802
	Hyundai Mobis Co. Ltd.	370,490	76,127
	Samsung SDI Co. Ltd.	298,480	69,513
	Hana Financial Group Inc.	1,683,883	67,613
	SK Innovation Co. Ltd.	343,167	66,519
	KT&G Corp.	628,620	58,930
	LG Household & Health Care Ltd.	48,579	55,872
	Samsung C&T Corp.	477,065	55,670
	SK Holdings Co. Ltd.	188,797	48,854
	Kia Motors Corp.	1,462,843	46,273
	Samsung Fire & Marine Insurance Co. Ltd.	176,984	45,306
	Woori Bank	2,883,416	43,906
	Amorepacific Corp.	173,761	40,870
	Samsung Electro-Mechanics Co. Ltd.	316,074	39,588
	NCSoft Corp.	98,041	39,116
	Samsung SDS Co. Ltd.	181,141	37,716
*,2	Samsung Biologics Co. Ltd.	75,721	36,439
	LG Electronics Inc.	553,285	35,405
	Korea Electric Power Corp.	1,269,062	33,590
	LG Corp.	512,581	33,551
	Samsung Life Insurance Co. Ltd.	361,766	31,732
^	Kakao Corp.	290,138	31,114
*	Hyundai Heavy Industries Co. Ltd.	239,442	29,022
	S-Oil Corp.	232,025	28,660
*,^	SillaJen Inc.	298,325	27,525
	Hyundai Engineering & Construction Co. Ltd.	412,398	25,082
	Coway Co. Ltd.	318,035	24,884
*,^	Celltrion Healthcare Co. Ltd.	289,526	24,070
	Korea Zinc Co. Ltd.	56,003	22,009
	LG Display Co. Ltd.	1,262,388	21,813

*	Hyundai Heavy Industries Holdings Co. Ltd.	59,420	21,692
	Hyundai Steel Co.	424,388	21,621
	E-MART Inc.	114,402	21,404
*,^	HLB Inc.	194,944	21,083
	Lotte Chemical Corp.	83,223	20,856
	Industrial Bank of Korea	1,499,586	20,609
	Hankook Tire Co. Ltd.	424,078	19,145
*	Samsung Heavy Industries Co. Ltd.	2,492,927	18,154
	LG Uplus Corp.	1,096,676	18,094
	Hanmi Pharm Co. Ltd.	39,432	17,773
	DB Insurance Co. Ltd.	267,093	17,528
^	Lotte Corp.	338,664	17,434
	Hotel Shilla Co. Ltd.	175,495	17,160
	Mirae Asset Daewoo Co. Ltd.	2,218,020	16,934
*,^	ViroMed Co. Ltd.	77,661	16,863
	SK Telecom Co. Ltd.	65,240	16,541
	SK Telecom Co. Ltd. ADR	574,641	16,021
	Kangwon Land Inc.	605,349	15,662
*	Samsung Engineering Co. Ltd.	892,486	15,527
^	GS Engineering & Construction Corp.	322,844	15,216
	Hyundai Motor Co. 2nd Preference Shares	195,598	14,940
	Korea Investment Holdings Co. Ltd.	216,145	14,821
	GS Holdings Corp.	289,510	14,383
	AMOREPACIFIC Group	164,467	13,830
	CJ ENM Co. Ltd.	61,368	13,720
	CJ CheilJedang Corp.	44,303	13,316
	Hyundai Marine & Fire Insurance Co. Ltd.	345,737	13,069
	BNK Financial Group Inc.	1,660,367	12,870
	Shinsegae Inc.	38,883	12,712
	Medy-Tox Inc.	22,626	12,629
	Hyundai Glovis Co. Ltd.	105,494	12,362
	Lotte Shopping Co. Ltd.	64,219	12,136
	Fila Korea Ltd.	295,615	11,959
	Orion Corp.	122,943	11,689
	Daelim Industrial Co. Ltd.	156,644	11,665
*,^	Korea Aerospace Industries Ltd.	365,958	11,592
	Samsung Securities Co. Ltd.	365,350	10,758
	LG Chem Ltd. Preference Shares	57,901	10,647
^,2	Netmarble Corp.	101,693	10,540
	Yuhan Corp.	48,109	10,515
	Hanon Systems	917,152	10,460
	OCI Co. Ltd.	102,091	10,122
	LG Household & Health Care Ltd. Preference Shares	13,706	9,933
	KCC Corp.	31,889	9,748
	Hyundai Motor Co. Preference Shares	134,755	9,511
	NH Investment & Securities Co. Ltd.	734,554	9,464
^	LG Innotek Co. Ltd.	80,363	9,451
^	Hyundai Elevator Co. Ltd.	91,077	9,147
	Amorepacific Corp. Preference Shares	71,403	8,850
	S-1 Corp.	107,289	8,840
	Kumho Petrochemical Co. Ltd.	99,331	8,819
	CJ Corp.	70,660	8,599
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	267,596	8,358
*	Korea Gas Corp.	149,270	8,164
	Hanwha Chemical Corp.	461,575	8,030
	DGB Financial Group Inc.	852,491	7,799
	POSCO Chemtech Co. Ltd.	117,690	7,746

	Cheil Worldwide Inc.	391,043	7,636
	Hyundai Department Store Co. Ltd.	85,118	7,628
^	HDC Holdings Co. Ltd.	368,487	7,609
	Hanwha Life Insurance Co. Ltd.	1,584,552	7,557
*,^	Hyundai Rotem Co. Ltd.	270,467	7,434
	Com2uSCorp	55,587	7,343
	Hanwha Corp.	241,536	7,143
*,^	Celltrion Pharm Inc.	97,035	7,003
	Korean Air Lines Co. Ltd.	268,494	6,800
*,^	Hyundai Merchant Marine Co. Ltd.	1,526,141	6,766
	Koh Young Technology Inc.	68,101	6,700
*,^	Doosan Infracore Co. Ltd.	756,492	6,680
*,^	Genexine Co. Ltd.	71,276	6,674
*	Pearl Abyss Corp.	34,259	6,601
	BGF retail Co. Ltd.	35,320	6,546
	Shinhan Financial Group Co. Ltd. ADR	159,310	6,393
	LG Electronics Inc. Preference Shares	234,036	6,297
	LS Corp.	99,311	6,131
	Youngone Corp.	170,262	6,063
*	Hanall Biopharma Co. Ltd.	205,710	6,045
*,^	CJ Logistics Corp.	42,018	5,984
	Meritz Securities Co. Ltd.	1,592,682	5,962
	Samsung Card Co. Ltd.	178,258	5,912
	Hanmi Science Co. ltd	74,292	5,880
^	Mando Corp.	185,195	5,759
^	KIWOOM Securities Co. Ltd.	65,252	5,734
2	Orange Life Insurance Ltd.	186,135	5,723
	LS Industrial Systems Co. Ltd.	85,111	5,720
	Douzone Bizon Co. Ltd.	103,222	5,684
	Kolon Industries Inc.	98,681	5,533
^	Korea Kolmar Co. Ltd.	81,564	5,499
	Meritz Fire & Marine Insurance Co. Ltd.	314,707	5,488
*	Hyundai Mipo Dockyard Co. Ltd.	57,540	5,368
*,^	Doosan Heavy Industries & Construction Co. Ltd.	398,845	5,358
*	Daewoo Engineering & Construction Co. Ltd.	994,033	5,303
	Posco Daewoo Corp.	278,424	5,253
	GS Retail Co. Ltd.	150,554	5,227
^	Cosmax Inc.	36,904	5,222
*,^	Pan Ocean Co. Ltd.	1,070,440	5,056
	Doosan Bobcat Inc.	136,714	4,979
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	29,913	4,948
*	JYP Entertainment Corp.	147,413	4,926
	Korean Reinsurance Co.	521,950	4,918
^	Paradise Co. Ltd.	258,730	4,886
	Ottogi Corp.	7,222	4,863
^	Green Cross Corp.	30,550	4,819
*	Hugel Inc.	12,385	4,776
^	Korea Electric Power Corp. ADR	357,587	4,709
*,^	Hanwha Aerospace Co. Ltd.	204,422	4,680
^	Iljin Materials Co. Ltd.	96,182	4,638
	LOTTE Fine Chemical Co. Ltd.	98,713	4,618
	Taekwang Industrial Co. Ltd.	3,056	4,592
*	Pharmicell Co. Ltd.	300,634	4,486
*	HDC Hyundai Development Co-Engineering & Construction	96,945	4,447
^	SK Materials Co. Ltd.	27,005	4,442
^	Daewoong Pharmaceutical Co. Ltd.	24,539	4,288
*,^	Komipharm International Co. Ltd.	182,566	4,286

*	SM Entertainment Co. Ltd.	93,355	4,246
	SKC Co. Ltd.	110,020	4,230
	KB Financial Group Inc. ADR	86,495	4,176
^	LOTTE Himart Co. Ltd.	68,724	4,133
*,^	CrystalGenomics Inc.	196,143	4,120
	SK Networks Co. Ltd.	825,579	4,093
*	Cafe24 Corp.	29,987	4,043
*,^	Ecopro Co. Ltd.	104,357	4,017
*,^	Inscobee Inc.	470,745	3,938
	Green Cross Holdings Corp.	150,726	3,919
*,^	Hyundai Construction Equipment Co. Ltd.	35,493	3,919
	NongShim Co. Ltd.	17,802	3,908
*,^	SK Chemicals Co. Ltd.	50,839	3,904
	Doosan Corp.	31,168	3,834
^	Bukwang Pharmaceutical Co. Ltd.	151,886	3,779
	Seoul Semiconductor Co. Ltd.	204,236	3,778
*	Medipost Co. Ltd.	40,122	3,757
	Hanssem Co. Ltd.	53,864	3,720
	Chong Kun Dang Pharmaceutical Corp.	34,960	3,718
	KEPCO Plant Service & Engineering Co. Ltd.	121,206	3,714
*,^	HLB Life Science CO Ltd.	182,971	3,699
*	Enzychem Lifesciences Corp.	34,054	3,668
*,^	Kumho Tire Co. Inc.	766,063	3,660
*,^	Yungjin Pharmaceutical Co. Ltd.	478,591	3,637
*	Amicogen Inc.	95,216	3,569
	Hyundai Greenfood Co. Ltd.	281,691	3,567
*	Feelux Co. Ltd.	224,111	3,545
^	Hyundai Wia Corp.	91,165	3,481
^	Ssangyong Cement Industrial Co. Ltd.	598,727	3,479
	SFA Engineering Corp.	105,149	3,469
*,^	Studio Dragon Corp.	33,240	3,463
^	Dentium Co. Ltd.	37,915	3,437
^	CJ CGV Co. Ltd.	72,409	3,388
	Esmo Corp.	426,664	3,385
*	Sangsangin Co. Ltd.	179,779	3,358
	Hanjin Kal Corp.	164,750	3,341
^	L&F Co. Ltd.	84,064	3,318
	Dongsuh Cos. Inc.	174,605	3,307
	SK Discovery Co. Ltd.	108,745	3,288
*,^	Telcon RF Pharmaceutical Inc.	353,928	3,276
*	G-treeBNT Co. Ltd.	107,112	3,252
	SKCKOLONPI Inc.	76,697	3,249
	Innocean Worldwide Inc.	61,680	3,249
	WONIK IPS Co. Ltd.	160,298	3,240
	Hansol Chemical Co. Ltd.	44,932	3,236
	DoubleUGames Co. Ltd.	52,023	3,236
*	NHN Entertainment Corp.	57,820	3,190
^	Hana Tour Service Inc.	47,669	3,175
	GS Home Shopping Inc.	17,232	3,148
	Hyundai Home Shopping Network Corp.	31,454	3,147
	JB Financial Group Co. Ltd.	566,219	3,077
*,^	Naturecell Co. Ltd.	218,162	3,025
	LEENO Industrial Inc.	50,877	3,025
	Poongsan Corp.	105,212	3,011
^	Kolon Life Science Inc.	39,980	2,990
	Samyang Holdings Corp.	32,300	2,956
	JW Pharmaceutical Corp.	70,177	2,851

	DB HiTek Co. Ltd.	198,859	2,836
	Hite Jinro Co. Ltd.	182,389	2,771
	LG International Corp.	138,531	2,765
	Dongkuk Steel Mill Co. Ltd.	326,970	2,745
*	Samwha Capacitor Co. Ltd.	40,708	2,734
*	F&F Co. Ltd.	35,831	2,723
	Hanwha General Insurance Co. Ltd.	428,803	2,714
	Daou Technology Inc.	133,755	2,701
	Huchems Fine Chemical Corp.	119,950	2,698
*	Hyosung TNC Co. Ltd.	15,960	2,676
	Shinsegae International Inc.	12,916	2,654
	Korea Petrochemical Ind Co. Ltd.	15,868	2,639
	Soulbrain Co. Ltd.	48,504	2,628
	Daesang Corp.	108,849	2,576
*,^	Foosung Co. Ltd.	267,420	2,567
	LF Corp.	108,101	2,539
*	Mirae Asset Daewoo Co. Ltd. Preference Shares	656,132	2,521
	Jeil Pharmaceutical Co. Ltd.	46,799	2,502
*,^	iNtRON Biotechnology Inc.	65,002	2,495
	Handsome Co. Ltd.	73,720	2,489
	Dong-A ST Co. Ltd.	25,538	2,474
	Taeyoung Engineering & Construction Co. Ltd.	215,624	2,466
*	Osstem Implant Co. Ltd.	56,348	2,465
	IS Dongseo Co. Ltd.	70,935	2,464
	Lotte Chilsung Beverage Co. Ltd.	1,938	2,431
	Huons Co. Ltd.	26,906	2,401
^	YG Entertainment Inc.	60,018	2,392
	Ilyang Pharmaceutical Co. Ltd.	73,204	2,373
*,^	CMG Pharmaceutical Co. Ltd.	453,706	2,359
*	BH Co. Ltd.	137,788	2,341
	Grand Korea Leisure Co. Ltd.	103,007	2,317
*,^	GemVax & Kael Co. Ltd.	171,872	2,288
*,^	Peptron Inc.	78,086	2,228
	Eo Technics Co. Ltd.	46,836	2,223
	Green Cross Cell Corp.	33,065	2,215
^	Hyosung Corp.	50,877	2,201
	Hankook Tire Worldwide Co. Ltd.	135,621	2,200
*,^	Ananti Inc.	230,705	2,184
	LG Hausys Ltd.	33,969	2,153
	Korea Real Estate Investment & Trust Co. Ltd.	851,307	2,141
*,^	Aekyung Industrial Co. Ltd.	35,249	2,139
*,^	Jenax Inc.	86,509	2,137
*	Hyosung Advanced Materials Corp.	16,521	2,107
*,^	Hyundai Electric & Energy System Co. Ltd.	33,737	2,101
	Orion Holdings Corp.	120,679	2,051
	Dongwon Industries Co. Ltd.	7,548	2,035
*	Asiana Airlines Inc.	516,283	2,032
	Young Poong Corp.	2,847	1,984
^	Tongyang Inc.	1,123,121	1,979
	Mirae Asset Life Insurance Co. Ltd.	427,192	1,979
	Hanjin Transportation Co. Ltd.	67,134	1,979
	Posco ICT Co. Ltd.	289,358	1,967
	Meritz Financial Group Inc.	173,647	1,965
	Songwon Industrial Co. Ltd.	87,246	1,950
	Youngone Holdings Co. Ltd.	33,272	1,944
	Binggrae Co. Ltd.	28,535	1,940
	NICE Holdings Co. Ltd.	106,715	1,940

	Daewoong Co. Ltd.	117,513	1,906
^	HS Industries Co. Ltd.	250,118	1,903
^	LIG Nex1 Co. Ltd.	60,862	1,902
*	Seegene Inc.	85,211	1,902
	NICE Information Service Co. Ltd.	201,633	1,871
	Silicon Works Co. Ltd.	50,528	1,847
^	Modetour Network Inc.	81,357	1,845
*	Hyosung Heavy Industries Corp.	34,388	1,841
*	DIO Corp.	62,563	1,816
^	Hansae Co. Ltd.	92,161	1,807
^	Dongwon F&B Co. Ltd.	6,635	1,779
	Daishin Securities Co. Ltd.	157,826	1,777
	Caregen Co. Ltd.	22,308	1,769
	Dong-A Socio Holdings Co. Ltd.	17,188	1,759
	Kumho Industrial Co. Ltd.	163,764	1,757
	Hansol Paper Co. Ltd.	95,821	1,745
	SPC Samlip Co. Ltd.	13,957	1,736
	Sebang Global Battery Co. Ltd.	51,267	1,735
	Hanwha Corp. Preference Shares	129,443	1,727
	AK Holdings Inc.	30,661	1,692
^	SK Gas Ltd.	22,237	1,687
	Nexen Tire Corp.	195,494	1,687
^	Dawonsys Co. Ltd.	108,004	1,683
*,^	Webzen Inc.	93,486	1,677
^	Ahnlab Inc.	34,731	1,663
	Dae Hwa Pharmaceutical Co. Ltd.	66,304	1,656
	Daishin Securities Co. Ltd. Preference Shares	194,082	1,655
*	Hyosung Chemical Corp.	11,765	1,623
*	ATGen Co. Ltd.	105,163	1,613
*,^	Binex Co. Ltd.	140,057	1,610
*	Yuanta Securities Korea Co. Ltd.	456,726	1,562
	Halla Holdings Corp.	42,686	1,560
*	Hanil Cement Co. Ltd.	11,620	1,556
	SL Corp.	81,978	1,555
*,^	Taihan Electric Wire Co. Ltd.	1,377,777	1,552
*,^	Innox Advanced Materials Co. Ltd.	32,102	1,544
	Lotte Confectionery Co. Ltd.	9,448	1,538
	Partron Co. Ltd.	226,435	1,531
	JW Holdings Corp.	209,012	1,528
	Lotte Food Co. Ltd.	2,032	1,521
	DongKook Pharmaceutical Co. Ltd.	25,699	1,520
	Korea Electric Terminal Co. Ltd.	39,395	1,519
	InBody Co. Ltd.	59,060	1,514
	Korea Asset In Trust Co. Ltd.	295,715	1,490
	Namyang Dairy Products Co. Ltd.	2,539	1,483
*,^	Aprogen pharmaceuticals Inc.	430,068	1,439
	CJ Hello Co. Ltd.	155,972	1,435
^	Lock&Lock Co. Ltd.	92,900	1,432
^	Advanced Process Systems Corp.	60,947	1,425
*,^	Vidente Co. Ltd.	134,747	1,420
	Dongjin Semichem Co. Ltd.	159,159	1,414
^	Namhae Chemical Corp.	113,780	1,410
	Shinyoung Securities Co. Ltd.	26,792	1,409
*,^	Korea Line Corp.	64,617	1,406
*	SK Securities Co. Ltd.	1,428,202	1,351
^	Maeil Dairies Co. Ltd.	17,825	1,335
	Jusung Engineering Co. Ltd.	183,291	1,325

	WeMade Entertainment Co. Ltd.	47,176	1,318
^	ST Pharm Co. Ltd.	48,592	1,314
*,^	Toptec Co. Ltd.	108,069	1,310
*,^	Cellumed Co. Ltd.	109,221	1,303
^	Lutronic Corp.	110,737	1,303
^	Able C&C Co. Ltd.	102,088	1,297
^	Samyang Corp.	19,705	1,295
^	Kolon Corp.	36,097	1,287
	BGF Co. Ltd.	151,707	1,285
	Korea Kolmar Holdings Co. Ltd.	36,092	1,280
*,^	Naturalendo Tech Co. Ltd.	73,316	1,276
^	Hyundai Corp.	42,262	1,264
	S&T Motiv Co. Ltd.	46,362	1,260
	Sung Kwang Bend Co. Ltd.	107,988	1,256
	KEPCO Engineering & Construction Co. Inc.	65,601	1,242
	Huons Global Co. Ltd.	24,696	1,226
	Hancom Inc.	84,391	1,210
*	Cuckoo Homesys Co. Ltd.	6,196	1,193
	Vieworks Co. Ltd.	41,511	1,192
	Hyundai Livart Furniture Co. Ltd.	53,890	1,185
	Samchully Co. Ltd.	12,589	1,180
	Kwangju Bank Co. Ltd.	117,255	1,179
*	Hanwha Investment & Securities Co. Ltd.	498,370	1,165
*,^	COSON Co. Ltd.	85,102	1,162
^	Kwang Dong Pharmaceutical Co. Ltd.	168,119	1,159
*	Homecast Co. Ltd.	154,109	1,155
*	Gamevil Inc.	24,787	1,150
*	KONA I Co. Ltd.	69,825	1,146
^	TES Co. Ltd.	76,230	1,135
*,^	NUTRIBIOTECH Co. Ltd.	54,959	1,135
*	Seobu T&D	120,541	1,120
	Daeduck Electronics Co.	155,203	1,116
	Seah Besteel Corp.	62,744	1,103
^	Cuckoo Holdings Co. Ltd.	7,425	1,078
	Tongyang Life Insurance Co. Ltd.	186,940	1,077
	Daekyo Co. Ltd.	161,636	1,061
	NS Shopping Co. Ltd.	91,209	1,061
	KISWIRE Ltd.	44,257	1,055
*,^	CUROCOM Co. Ltd.	479,509	1,049
*,^	Insun ENT Co. Ltd.	161,857	1,037
	Cell Biotech Co. Ltd.	31,477	1,033
*,^	G-SMATT GLOBAL Co. Ltd.	82,691	1,032
*	KTB Investment & Securities Co. Ltd.	263,903	1,025
	Daeduck GDS Co. Ltd.	92,757	1,024
	CJ CheilJedang Corp. Preference Shares	8,902	1,023
	Chongkundang Holdings Corp.	16,275	1,020
	TK Corp.	82,760	1,018
	Hankook Shell Oil Co. Ltd.	3,259	1,005
*	Leaders Cosmetics Co. Ltd.	66,350	999
	Sungwoo Hitech Co. Ltd.	256,964	991
	i-SENS Inc.	49,409	989
*	Hanjin Heavy Industries & Construction Co. Ltd.	424,435	987
	KT Skylife Co. Ltd.	77,678	980
	Muhak Co. Ltd.	70,361	974
*,^	Neowiz	69,435	973
	Hansol Holdings Co. Ltd.	205,414	931
	Sindoh Co. Ltd.	20,162	902

^	NEPES Corp.	93,434	897
	Humedix Co. Ltd.	30,141	893
	Dae Han Flour Mills Co. Ltd.	5,395	885
*	Eugene Investment & Securities Co. Ltd.	337,863	882
*,^	Duk San Neolux Co. Ltd.	62,066	876
*	APS Holdings Corp.	179,723	868
	E1 Corp.	14,871	861
	Youlchon Chemical Co. Ltd.	72,331	858
^,§	SeAH Steel Holdings Corp.	7,105	832
*	Ssangyong Motor Co.	195,087	803
	It's Hanbul Co. Ltd.	20,953	800
*,^	Samsung Pharmaceutical Co. Ltd.	243,462	797
	CJ Freshway Corp.	28,241	794
^	Byucksan Corp.	263,447	789
*	Wonik Holdings Co. Ltd.	174,797	784
	KISCO Corp.	126,920	768
*,^	GNCO Co. Ltd.	366,174	761
*,^	Agabang&Company	166,714	739
	KC Co. Ltd.	38,571	725
*	Hansol Technics Co. Ltd.	95,448	719
*,^	Taewoong Co. Ltd.	56,050	707
	KC Tech Co. Ltd.	52,883	706
^	Kyobo Securities Co. Ltd.	79,565	699
*,^	Interflex Co. Ltd.	57,472	679
^	Coreana Cosmetics Co. Ltd.	115,233	675
	iMarketKorea Inc.	112,171	665
	Cosmax BTI Inc	24,252	663
*,^	KH Vatec Co. Ltd.	76,572	656
*	SFA Semicon Co. Ltd.	356,349	624
	Sam Young Electronics Co. Ltd.	51,402	623
^	Hanil Holdings Co. Ltd.	9,533	623
	SBS Media Holdings Co. Ltd.	270,712	622
	DB Financial Investment Co. Ltd.	158,760	612
	GOLFZON Co. Ltd.	16,463	586
*	Lumens Co. Ltd.	193,646	580
	ICD Co. Ltd.	59,955	517
	Interpark Holdings Corp.	226,106	509
*	Eusu Holdings Co. Ltd.	83,934	509
	INTOPS Co. Ltd.	63,755	509
*	S&T Dynamics Co. Ltd.	79,767	479
^	Woongjin Thinkbig Co. Ltd.	111,751	477
	LVMC Holdings	139,617	459
	Maeil Holdings Co. Ltd.	36,686	450
	Humax Co. Ltd.	74,623	434
*	HSD Engine Co. Ltd.	68,285	281
*	HLB Life Science CO Ltd. Rights Exp. 10/16/2018	22,697	114
*	CrucialTec Co. Ltd.	16,923	41
*,§	SeAH Steel Corp.	6,369	—
			4,992,128
Spain (2.4%)
	Banco Santander SA	90,721,788	454,218
*	Iberdrola SA	34,076,160	250,287
	Banco Bilbao Vizcaya Argentaria SA	37,858,777	240,037
	Amadeus IT Group SA	2,348,485	217,681
	Telefonica SA	25,802,620	203,542
	Industria de Diseno Textil SA	5,972,966	180,455
*	Repsol SA	6,879,977	136,963

	CaixaBank SA	20,399,987	92,779
2	Aena SME SA	362,306	62,773
*	ACS Actividades de Construccion y Servicios SA	1,396,188	59,301
	Grifols SA	2,039,635	57,351
*	Ferrovial SA	2,708,158	56,041
	Red Electrica Corp. SA	2,457,455	51,375
	Banco de Sabadell SA	31,939,572	49,376
	Naturgy Energy Group SA	1,760,134	47,982
	Endesa SA	1,794,694	38,711
	Bankinter SA	3,899,145	35,817
	Enagas SA	1,291,234	34,803
	Grifols SA Preference Shares	1,276,448	27,201
	Bankia SA	6,898,638	26,931
	Merlin Properties Socimi SA	1,906,732	25,855
2	Cellnex Telecom SA	924,742	24,254
	Inmobiliaria Colonial Socimi SA	1,727,256	17,913
	Mapfre SA	5,671,402	17,740
	Viscofan SA	223,883	16,306
*,^	Siemens Gamesa Renewable Energy SA	1,285,388	16,219
	Bolsas y Mercados Espanoles SHMSF SA	436,126	14,058
	Acerinox SA	984,220	14,041
	Applus Services SA	826,432	11,736
	Grupo Catalana Occidente SA	252,561	10,991
^	Acciona SA	119,284	10,785
	CIE Automotive SA	308,683	9,632
	Ebro Foods SA	439,669	9,596
	Zardoya Otis SA	1,022,500	9,527
	Prosegur Cia de Seguridad SA	1,516,437	9,413
	Cia de Distribucion Integral Logista Holdings SA	357,730	9,191
*	Masmovil Ibercom SA	75,111	8,653
*	Indra Sistemas SA	713,249	8,170
*,2	Neinor Homes SA	434,717	7,899
	NH Hotel Group SA	1,023,711	7,457
	Mediaset Espana Comunicacion SA	1,011,109	7,361
	Ence Energia y Celulosa SA	708,392	7,180
2	Unicaja Banco SA	4,377,192	7,132
	Melia Hotels International SA	620,547	6,936
*	Almirall SA	337,229	6,767
2	Gestamp Automocion SA	877,780	6,634
	Corp Financiera Alba SA	114,428	6,355
	Faes Farma SA	1,478,762	6,245
*	Fomento de Construcciones y Contratas SA	407,319	6,095
^	Distribuidora Internacional de Alimentacion SA	2,585,088	5,992
	Papeles y Cartones de Europa SA	283,789	5,500
*	Sacyr SA	1,840,274	5,373
^	Tecnicas Reunidas SA	172,067	5,284
	Fluidra SA	347,758	5,182
2	Prosegur Cash SA	2,106,993	4,619
2	Euskaltel SA	564,770	4,440
	Construcciones y Auxiliar de Ferrocarriles SA	103,665	4,307
*	Liberbank SA	7,399,640	4,118
*,^	Promotora de Informaciones SA	1,816,691	4,091
	Lar Espana Real Estate Socimi SA	377,760	3,847
*,2	Aedas Homes SAU	119,147	3,768
*,2	Global Dominion Access SA	596,726	3,629
*,2	Metrovacesa SA	255,136	3,400
^	Atresmedia Corp. de Medios de Comunicacion SA	466,172	2,893

*	Codere SA	291,110	2,428
^	Obrascon Huarte Lain SA	971,307	1,933
*	Pharma Mar SA	940,663	1,657
			2,716,226
Sweden (2.7%)
	Nordea Bank Abp	18,060,187	196,506
	Volvo AB Class B	8,497,555	149,871
	Telefonaktiebolaget LM Ericsson Class B	16,865,604	149,274
	Swedbank AB Class A	5,685,416	140,613
	Investor AB Class B	2,940,841	135,519
	Sandvik AB	6,113,392	108,233
	Assa Abloy AB Class B	5,207,677	104,382
	Svenska Handelsbanken AB Class A	8,150,138	102,787
*	Atlas Copco AB Class A	3,541,511	101,847
^	Hennes & Mauritz AB Class B	4,978,683	91,974
	Skandinaviska Enskilda Banken AB Class A	8,072,512	89,993
	Essity AB Class B	3,447,043	86,525
	Hexagon AB Class B	1,421,888	83,247
	Telia Co. AB	15,436,756	70,787
*	Atlas Copco AB Class B	2,178,167	58,033
	Swedish Match AB	984,976	50,347
	Alfa Laval AB	1,781,465	48,203
*	Boliden AB	1,555,278	43,254
	SKF AB	2,105,062	41,421
	Kinnevik AB	1,357,262	40,985
*	Epiroc AB Class A	3,584,157	40,025
	Skanska AB Class B	2,015,562	39,520
	Svenska Cellulosa AB SCA Class B	3,374,133	38,159
	Lundin Petroleum AB	983,918	37,504
	Securitas AB Class B	1,752,723	30,472
	Electrolux AB Class B	1,365,960	30,091
	Trelleborg AB Class B	1,386,193	28,207
	Castellum AB	1,538,094	27,552
	Elekta AB Class B	2,034,172	27,351
*	Swedish Orphan Biovitrum AB	918,030	26,843
	Industrivarden AB Class A	1,094,731	24,990
	Tele2 AB	1,994,803	23,974
	Industrivarden AB	1,036,874	22,992
*	Epiroc AB Class B	2,137,066	21,948
	Saab AB Class B	422,044	21,224
*	Fabege AB	1,504,766	20,837
^	Nibe Industrier AB Class B	1,702,390	20,384
	Husqvarna AB	2,302,303	19,573
*,^	Investor AB Class A	396,538	18,256
*	AAK AB	975,617	16,887
	Com Hem Holding AB	1,006,578	16,630
	Hexpol AB	1,419,625	15,622
*	Fastighets AB Balder Class B	551,844	15,301
*	Holmen AB	579,318	15,061
2	Dometic Group AB	1,685,447	14,745
	Getinge AB	1,272,269	14,611
	Indutrade AB	531,926	14,383
2	Thule Group AB	594,507	14,362
	L E Lundbergforetagen AB Class B	419,784	14,146
	SSAB AB Class B	3,459,909	14,022
^	ICA Gruppen AB	440,154	13,961
	Modern Times Group MTG AB Class B	364,749	13,372

	Loomis AB Class B	410,947	13,223
^	BillerudKorsnas AB	1,001,183	12,921
	Hemfosa Fastigheter AB	853,269	11,779
	Lifco AB Class B	255,952	11,461
	Axfood AB	597,963	11,192
^	Intrum AB	419,454	10,883
2	Ahlsell AB	1,839,044	10,292
	Peab AB	1,119,805	10,237
	Sweco AB Class B	386,404	10,180
2	Evolution Gaming Group AB	141,439	10,064
^	NCC AB Class B	537,458	9,509
	Hufvudstaden AB Class A	617,221	9,390
2	Bravida Holding AB	1,137,745	9,322
*	Wihlborgs Fastigheter AB	760,877	9,176
	Wallenstam AB	929,755	8,802
	AF AB	376,568	8,697
^	Investment AB Latour Class B	681,753	8,484
	Kungsleden AB	1,086,056	7,992
	Pandox AB Class B	433,010	7,757
	JM AB	389,004	7,627
	Bonava AB	485,014	6,960
	SSAB AB Class A	1,302,349	6,537
^	Avanza Bank Holding AB	135,219	6,148
	Nolato AB Class B	97,767	6,026
2	Attendo AB	597,199	5,613
*	Betsson AB	705,148	5,428
*	Vitrolife AB	362,482	5,314
	Atrium Ljungberg AB	260,379	4,723
2	Resurs Holding AB	607,728	4,546
	Nobia AB	631,894	4,469
2	Scandic Hotels Group AB	394,532	4,426
	Arjo AB	1,233,680	4,167
	Svenska Handelsbanken AB Class B	331,493	4,164
*	NetEnt AB	1,019,722	4,123
^	Mycronic AB	393,516	4,121
	Ratos AB	1,110,368	4,047
*	SAS AB	1,638,620	3,955
^	Klovern AB	2,975,169	3,911
*	D Carnegie & Co. AB Class B	202,203	3,874
	Concentric AB	228,298	3,668
	Cloetta AB Class B	1,176,107	3,631
	Bilia AB	442,318	3,607
	Bure Equity AB	281,247	3,601
	Oriflame Holding AG	135,412	3,461
	Klovern AB Preference Shares	84,764	3,146
	SkiStar AB	113,634	2,832
	Lindab International AB	378,417	2,830
*	Investment AB Oresund	167,853	2,676
	Skandinaviska Enskilda Banken AB	220,481	2,405
^	Mekonomen AB	154,822	2,202
	Hemfosa Fastigheter AB Preference Shares	102,953	2,195
	Telefonaktiebolaget LM Ericsson Class A	216,760	1,962
	Haldex AB	178,288	1,747
^	Clas Ohlson AB	214,374	1,740
^,2	Munters Group AB	394,061	1,718
*,^	Collector AB	238,608	1,656
	Sagax AB	397,412	1,549

SKF AB Class A	62,797	1,238
* Radisson Hospitality AB	285,519	1,169
Sagax AB Preference Shares	167,224	670
NCC AB Class A	27,790	499
SAS AB Preference Shares	7,816	484
* Mekonomen AB Rights Exp. 10/18/2018	619,288	472
		2,949,504
Switzerland (6.5%)
Nestle SA	17,126,917	1,425,587
Novartis AG	12,382,005	1,065,824
Roche Holding AG	3,949,586	955,071
UBS Group AG	20,010,711	315,942
Zurich Insurance Group AG	854,180	269,327
ABB Ltd.	10,132,895	239,691
Cie Financiere Richemont SA	2,897,987	236,274
Credit Suisse Group AG	14,446,561	216,777
Swiss Re AG	1,723,465	158,794
Lonza Group AG	421,203	144,092
Givaudan SA	52,344	128,797
* Sika AG	787,721	114,629
LafargeHolcim Ltd.	2,051,664	101,571
Geberit AG	205,596	95,426
SGS SA	29,177	76,821
Partners Group Holding AG	94,451	74,873
Swiss Life Holding AG	193,558	73,392
Swatch Group AG (Bearer)	167,510	66,574
Swisscom AG	144,743	65,649
Julius Baer Group Ltd.	1,229,890	61,465
Sonova Holding AG	288,052	57,169
Schindler Holding AG	222,415	55,505
TEMENOS AG	332,834	54,209
Chocoladefabriken Lindt & Spruengli AG Registered Shares	560	45,870
Adecco Group AG	872,296	45,854
Kuehne & Nagel International AG	284,141	45,086
Vifor Pharma AG	253,024	43,867
Chocoladefabriken Lindt & Spruengli AG	6,169	43,174
Straumann Holding AG	56,943	42,899
Baloise Holding AG	268,881	40,975
Roche Holding AG (Bearer)	151,990	37,014
Logitech International SA	824,870	36,995
Swiss Prime Site AG	426,793	36,412
LafargeHolcim Ltd. (Paris Shares)	635,227	31,382
Clariant AG	1,138,132	29,607
Schindler Holding AG (Registered)	115,228	27,803
Georg Fischer AG	23,405	26,510
ams AG	440,130	24,773
EMS-Chemie Holding AG	40,507	24,158
^ BB Biotech AG	314,245	23,031
Helvetia Holding AG	37,411	22,789
Flughafen Zurich AG	107,865	21,795
PSP Swiss Property AG	224,271	21,742
Barry Callebaut AG	10,876	20,595
^ Dufry AG	176,197	19,907
Swatch Group AG (Registered)	253,940	19,779
2 Sunrise Communications Group AG	193,724	17,555
Pargesa Holding SA	214,848	17,262
2 VAT Group AG	146,972	16,484

	Tecan Group AG	66,353	15,708
2	Galenica AG	273,707	15,614
	OC Oerlikon Corp. AG	1,104,508	15,179
	Cembra Money Bank AG	161,630	14,631
^	dormakaba Holding AG	17,507	13,203
	Allreal Holding AG	80,380	12,898
*	Idorsia Ltd.	503,596	12,662
	Belimo Holding AG	2,633	12,593
	Bucher Industries AG	37,310	12,013
	Banque Cantonale Vaudoise	16,118	11,942
	Sulzer AG	97,868	11,733
	SFS Group AG	96,647	11,206
	Vontobel Holding AG	155,479	10,984
^	Panalpina Welttransport Holding AG	73,574	10,696
	Siegfried Holding AG	22,872	10,636
	Valiant Holding AG	91,756	10,377
	Forbo Holding AG	6,405	10,272
	DKSH Holding AG	149,325	10,167
^	Landis&Gyr Group AG	142,664	9,534
	Mobimo Holding AG	35,134	8,321
	Emmi AG	10,939	8,167
	Conzzeta AG	7,401	8,049
	Daetwyler Holding AG	41,634	7,935
	Schweiter Technologies AG	5,298	6,413
	Komax Holding AG	19,763	6,379
	St. Galler Kantonalbank AG	12,604	6,377
	BKW AG	99,919	6,340
	GAM Holding AG	884,956	6,293
	Huber & Suhner AG	82,906	6,198
^	Burckhardt Compression Holding AG	17,530	6,085
	Interroll Holding AG	3,117	6,075
	Kardex AG	33,033	5,614
	Inficon Holding AG	10,838	5,537
	u-blox Holding AG	37,468	5,366
	HBM HLTHCR-I	29,405	5,346
*,^	COSMO Pharmaceuticals NV	40,089	5,272
	Implenia AG	80,566	5,113
	Valora Holding AG	18,715	5,026
*,^	Aryzta AG	477,695	4,557
	VZ Holding AG	14,882	4,423
^	Comet Holding AG	42,866	4,337
	Ascom Holding AG	211,311	4,296
	Bachem Holding AG	29,995	3,824
	Swissquote Group Holding SA	50,462	3,668
	Bell Food Group AG	11,334	3,596
	Bobst Group SA	45,022	3,514
*	Basilea Pharmaceutica AG	62,260	3,369
	Liechtensteinische Landesbank AG	51,035	3,367
	Intershop Holding AG	6,640	3,349
	Autoneum Holding AG	16,539	3,338
*,^	Arbonia AG	242,103	3,284
	EFG International AG	421,242	3,212
	LEM Holding SA	2,606	3,071
	Bossard Holding AG	14,808	2,941
	Vetropack Holding AG	1,102	2,793
^	Rieter Holding AG	17,996	2,765
*	Leonteq AG	51,661	2,666

	Ypsomed Holding AG	18,445	2,633
*,^	Meyer Burger Technology AG	3,520,542	2,465
	Zehnder Group AG	51,682	2,254
	APG SGA SA	6,002	2,141
*	VP Bank AG	13,399	2,084
*	Schmolz & Bickenbach AG	2,483,513	1,952
	ALSO Holding AG	14,877	1,860
^	Kudelski SA	192,298	1,650
*	Alpiq Holding AG	20,220	1,628
*	Aryzta AG (Dublin Shares)	3,631	35
			7,273,803
United Kingdom (15.1%)
	HSBC Holdings plc	114,326,717	997,550
	Royal Dutch Shell plc Class A (London Shares)	26,103,119	895,041
	BP plc	111,122,880	851,733
	Royal Dutch Shell plc Class B	21,320,628	746,366
	British American Tobacco plc	12,625,208	588,597
	AstraZeneca plc	7,209,873	561,970
	GlaxoSmithKline plc	27,721,829	555,956
	Diageo plc	13,734,916	486,605
	Unilever plc	6,329,546	347,710
	Prudential plc	14,738,073	337,917
	Rio Tinto plc	6,552,463	330,518
	Vodafone Group plc	151,822,318	325,300
	Reckitt Benckiser Group plc	3,560,605	325,263
	Lloyds Banking Group plc	408,248,306	313,980
	Glencore plc	66,424,200	286,335
	BHP Billiton plc	11,829,780	258,146
	Shire plc	3,965,195	239,562
	Barclays plc	96,887,951	214,901
	Compass Group plc	8,987,576	199,825
	National Grid plc	19,316,330	199,515
	Imperial Brands plc	5,400,030	187,911
	Tesco plc	54,963,708	171,846
	BAE Systems plc	18,132,115	148,684
	Aviva plc	22,262,664	142,047
	BT Group plc	47,391,338	139,111
	Experian plc	5,198,286	133,389
	Sky plc	5,870,308	132,279
	Standard Chartered plc	15,359,174	127,255
	Anglo American plc	5,617,074	125,660
	RELX plc	5,971,933	125,630
	Rolls-Royce Holdings plc	9,444,408	121,507
	CRH plc (London Shares)	3,608,685	118,098
	Legal & General Group plc	33,621,280	114,777
*	Ferguson plc	1,317,675	111,768
	London Stock Exchange Group plc	1,771,579	105,864
*	RELX plc (London Shares)	4,958,049	104,166
	WPP plc	6,963,435	101,977
	Smith & Nephew plc	4,970,871	90,692
	Ashtead Group plc	2,776,485	88,094
	SSE plc	5,768,084	86,140
	Royal Bank of Scotland Group plc	25,667,243	83,165
	Melrose Industries plc	27,326,769	71,132
	Informa plc	7,075,718	70,280
	Shire plc ADR	385,184	69,822
	InterContinental Hotels Group plc	1,082,249	67,367

Standard Life Aberdeen plc	16,672,931	66,436
3i Group plc	5,410,123	66,247
Centrica plc	31,862,779	64,391
Whitbread plc	1,037,366	63,759
Burberry Group plc	2,355,905	61,865
Bunzl plc	1,908,020	59,985
Intertek Group plc	916,689	59,633
Carnival plc	955,563	59,289
Associated British Foods plc	1,974,979	58,944
Mondi plc	2,082,327	57,014
Persimmon plc	1,766,991	54,401
Next plc	759,670	54,367
Smurfit Kappa Group plc	1,316,203	52,065
Pearson plc	4,435,002	51,342
DCC plc	557,137	50,534
Johnson Matthey plc	1,078,924	50,066
International Consolidated Airlines Group SA (London Shares)	5,708,941	49,079
Croda International plc	721,846	48,930
Segro plc	5,723,902	47,631
Sage Group plc	6,158,655	47,037
Land Securities Group plc	4,042,823	46,549
DS Smith plc	7,242,059	45,110
British Land Co. plc	5,566,689	44,774
St. James's Place plc	2,965,145	44,198
Smiths Group plc	2,249,853	43,805
RSA Insurance Group plc	5,841,457	43,766
ITV plc	21,246,687	43,606
Hargreaves Lansdown plc	1,491,965	43,432
Rentokil Initial plc	10,481,259	43,421
Barratt Developments plc	5,740,656	42,395
Wm Morrison Supermarkets plc	12,343,071	41,732
Taylor Wimpey plc	18,587,136	41,546
Kingfisher plc	12,213,634	41,297
Halma plc	2,152,482	40,525
Spirax-Sarco Engineering plc	418,378	39,747
GVC Holdings plc	3,264,962	39,070
Paddy Power Betfair plc	462,057	39,036
J Sainsbury plc	9,180,933	38,464
Coca-Cola HBC AG	1,123,581	38,280
Micro Focus International plc	2,041,342	37,963
Randgold Resources Ltd.	534,041	37,772
John Wood Group plc	3,756,965	37,693
CRH plc	1,130,357	36,979
United Utilities Group plc	3,872,286	35,548
TUI AG (London Shares)	1,851,278	35,513
Marks & Spencer Group plc	9,229,186	34,724
Hiscox Ltd.	1,577,857	33,817
Weir Group plc	1,469,119	33,704
Berkeley Group Holdings plc	700,319	33,550
Direct Line Insurance Group plc	7,825,901	33,032
Meggitt plc	4,399,195	32,479
Severn Trent plc	1,343,183	32,377
Royal Mail plc	5,204,309	32,352
* Rightmove plc	5,109,148	31,355
Admiral Group plc	1,155,364	31,319
2 Auto Trader Group plc	5,295,202	30,804
* Ocado Group plc	2,481,587	29,072

	Phoenix Group Holdings	3,279,057	28,883
*	Just Eat plc	3,280,988	28,635
	G4S plc	8,816,315	27,808
	Bellway plc	704,571	27,652
	Hammerson plc	4,511,402	26,844
*	Tullow Oil plc	7,855,695	26,797
	Investec plc	3,665,905	25,717
	Schroders plc	634,579	25,560
2	ConvaTec Group plc	8,276,792	25,043
	SSP Group plc	2,617,992	24,724
	B&M European Value Retail SA	4,867,702	24,532
	RPC Group plc	2,287,068	23,685
	Cineworld Group plc	5,760,786	23,671
	Tate & Lyle plc	2,650,154	23,567
	Electrocomponents plc	2,515,357	23,532
	NEX Group plc	1,796,423	23,226
	BBA Aviation plc	5,809,563	22,740
	Intermediate Capital Group plc	1,582,505	22,445
	Pennon Group plc	2,376,930	22,091
	Beazley plc	2,959,897	22,008
	Antofagasta plc	1,966,002	21,847
	IMI plc	1,523,368	21,748
	NMC Health plc	488,108	21,577
^	CYBG plc	5,062,593	21,371
	easyJet plc	1,248,539	21,365
	Rotork plc	4,929,008	21,216
	Derwent London plc	569,820	21,215
	Evraz plc	2,874,678	21,159
2	Merlin Entertainments plc	4,011,157	20,919
*	Cobham plc	13,640,976	20,728
	Inchcape plc	2,366,269	20,604
	HomeServe plc	1,542,829	20,581
	Howden Joinery Group plc	3,360,642	20,523
	Spectris plc	656,294	20,272
	Hays plc	7,627,395	20,248
	Victrex plc	465,252	20,231
	Man Group plc	8,809,654	20,209
	Travis Perkins plc	1,445,885	20,065
*,^	Metro Bank plc	513,157	19,867
	Hikma Pharmaceuticals plc	800,432	19,273
2	Quilter plc	10,571,269	18,366
	Close Brothers Group plc	858,316	17,690
	Capita plc	9,395,605	17,483
	Jardine Lloyd Thompson Group plc	697,124	17,203
	UNITE Group plc	1,466,956	17,063
	Inmarsat plc	2,607,837	16,976
	IG Group Holdings plc	2,054,508	16,937
	British American Tobacco plc ADR	358,284	16,707
	Tritax Big Box REIT plc	8,367,353	16,063
	WH Smith plc	598,022	16,057
	William Hill plc	4,875,243	16,020
	Dechra Pharmaceuticals plc	561,276	15,924
*	BTG plc	2,183,323	15,681
	Aggreko plc	1,366,547	15,541
	Shaftesbury plc	1,302,604	15,392
	Britvic plc	1,497,930	15,248
	Capital & Counties Properties plc	4,188,050	14,531

	Great Portland Estates plc	1,609,120	14,019
	Balfour Beatty plc	3,879,261	13,839
	Daily Mail & General Trust plc	1,508,580	13,789
	Babcock International Group plc	1,442,798	13,588
	AVEVA Group plc	360,021	13,571
	Pagegroup plc	1,769,818	13,188
	Cranswick plc	290,542	12,814
	UDG Healthcare plc	1,430,015	12,663
	Bodycote plc	1,068,215	12,600
	Dixons Carphone plc	5,688,656	12,540
	Mediclinic International plc	2,224,122	12,422
	Jupiter Fund Management plc	2,354,381	12,402
	Petrofac Ltd.	1,464,835	12,318
	Grafton Group plc	1,240,678	12,242
	IWG plc	3,861,967	12,205
	National Express Group plc	2,399,573	12,204
	JD Sports Fashion plc	2,039,012	12,185
	Ascential plc	2,220,454	12,099
	Renishaw plc	194,646	12,015
	QinetiQ Group plc	3,188,997	11,892
2	Sophos Group plc	1,862,689	11,853
2	Countryside Properties plc	2,560,760	11,546
	Diploma plc	625,457	11,528
	Drax Group plc	2,276,295	11,508
	BCA Marketplace plc	4,314,647	11,473
*	Provident Financial plc	1,456,029	11,455
2	John Laing Group plc	2,794,005	11,366
	Fresnillo plc	1,060,057	11,323
	Greene King plc	1,768,030	11,289
	TP ICAP plc	3,223,244	11,191
	Saga plc	6,392,812	10,882
	Entertainment One Ltd.	2,010,734	10,827
	Synthomer plc	1,530,054	10,786
	Genus plc	346,240	10,770
	Moneysupermarket.com Group plc	2,951,713	10,741
	Bovis Homes Group plc	763,659	10,660
	Playtech plc	1,664,659	10,565
	Redrow plc	1,371,605	10,425
	Polymetal International plc	1,303,287	10,424
	Ashmore Group plc	2,181,352	10,323
^	Intu Properties plc	5,029,896	10,113
	Vesuvius plc	1,202,335	10,098
	Big Yellow Group plc	834,717	9,959
	Domino's Pizza Group plc	2,734,140	9,956
*	Cairn Energy plc	3,272,889	9,892
*	Indivior plc	4,100,618	9,835
	Greencore Group plc	4,038,768	9,745
	Senior plc	2,378,455	9,666
	Workspace Group plc	753,937	9,643
	Assura plc	13,340,233	9,423
	KAZ Minerals plc	1,315,141	9,368
*,^	Sirius Minerals plc	25,539,062	9,290
	Rathbone Brothers plc	296,650	9,276
	Paragon Banking Group plc	1,477,485	9,215
	Lancashire Holdings Ltd.	1,155,542	9,153
	Elementis plc	2,616,302	9,145
	Grainger plc	2,336,707	9,119

	Coats Group plc	8,025,359	8,606
	Centamin plc	6,212,692	8,580
	Ultra Electronics Holdings plc	414,344	8,567
	LondonMetric Property plc	3,645,987	8,443
	Games Workshop Group plc	170,335	8,403
*	Firstgroup plc	6,863,576	8,128
*	Hunting plc	795,916	8,065
	Galliford Try plc	611,615	8,044
	Virgin Money Holdings UK plc	1,611,607	8,039
*	Serco Group plc	6,246,767	7,959
	Safestore Holdings plc	1,166,748	7,902
	Essentra plc	1,476,230	7,777
*	Premier Oil plc	4,335,903	7,773
	Greggs plc	562,018	7,721
	Savills plc	746,416	7,598
*,2	Wizz Air Holdings plc	202,833	7,591
^	Micro Focus International plc ADR	406,093	7,505
	OneSavings Bank plc	1,396,689	7,392
	Softcat plc	700,253	7,262
	Morgan Advanced Materials plc	1,607,639	6,951
	Brewin Dolphin Holdings plc	1,548,896	6,912
2	Ibstock plc	2,194,107	6,737
	J D Wetherspoon plc	394,971	6,717
	Computacenter plc	403,813	6,659
2	Equiniti Group plc	1,879,586	6,508
	Crest Nicholson Holdings plc	1,416,199	6,459
	Sanne Group plc	756,282	6,307
^	Kier Group plc	533,194	6,296
^	TalkTalk Telecom Group plc	3,903,853	6,267
	Just Group plc	5,419,255	6,243
	Marshalls plc	1,119,165	6,046
	esure Group plc	1,666,802	6,027
	Primary Health Properties plc	3,996,220	5,942
2	Hastings Group Holdings plc	1,730,184	5,845
	Thomas Cook Group plc	7,693,391	5,798
*	EI Group plc	2,650,299	5,723
	Hill & Smith Holdings plc	443,977	5,698
	NewRiver REIT plc	1,694,116	5,681
	Stobart Group Ltd.	1,717,097	5,560
	SIG plc	3,362,985	5,556
	F&C Commercial Property Trust Ltd.	2,999,775	5,464
	Superdry plc	377,735	5,345
	Keller Group plc	400,730	5,299
2	McCarthy & Stone plc	3,031,201	5,299
	Go-Ahead Group plc	243,616	5,105
	Dairy Crest Group plc	855,261	5,093
	Polypipe Group plc	1,093,451	5,068
*	IntegraFin Holdings plc	1,095,952	5,062
	Stagecoach Group plc	2,471,695	5,039
	St. Modwen Properties plc	997,085	4,929
*	Bank of Cyprus Holdings plc	1,913,941	4,889
*	Sports Direct International plc	1,094,247	4,862
	Ted Baker plc	161,267	4,860
	Bank of Georgia Group plc	209,564	4,680
	Card Factory plc	1,802,550	4,653
	Halfords Group plc	1,111,048	4,583
	Marston's plc	3,540,249	4,555

	Chemring Group plc	1,579,810	4,418
	Telecom Plus plc	323,142	4,390
	UK Commercial Property REIT Ltd.	3,842,676	4,381
	TBC Bank Group plc	198,603	4,353
	AA plc	3,445,202	4,352
	Restaurant Group plc	1,098,098	4,254
	Ferrexpo plc	1,633,735	4,249
	Northgate plc	781,664	4,234
	Mitchells & Butlers plc	1,228,399	4,219
	Pets at Home Group plc	2,708,213	4,211
	Chesnara plc	868,348	4,020
	Mitie Group plc	2,081,996	3,975
	NCC Group plc	1,502,140	3,919
*	Vectura Group plc	3,746,731	3,895
	Dunelm Group plc	545,401	3,880
	AG Barr plc	410,629	3,851
	888 Holdings plc	1,473,717	3,826
	RPS Group plc	1,302,182	3,733
	ITE Group plc	3,970,835	3,710
	Dignity plc	278,444	3,686
	De La Rue plc	581,471	3,641
	KCOM Group plc	2,964,273	3,623
	International Personal Finance plc	1,229,887	3,591
2	Charter Court Financial Services Group plc	814,848	3,554
	Picton Property Income Ltd.	3,023,324	3,470
	Redefine International plc	7,503,638	3,224
	PZ Cussons plc	1,047,354	3,188
*	Georgia Capital plc	209,559	3,052
2	Spire Healthcare Group plc	1,621,850	3,013
	Hochschild Mining plc	1,401,722	2,980
*,^	AO World plc	1,566,968	2,851
	Hansteen Holdings plc	2,228,046	2,818
	Royal Dutch Shell plc Class A	74,848	2,564
	Renewi plc	3,453,260	2,563
	Devro plc	948,587	2,545
	Lookers plc	1,834,596	2,540
	Helical plc	562,457	2,431
*,^	Petra Diamonds Ltd.	4,857,709	2,386
	Gocompare.Com Group plc	1,811,710	2,290
	Schroder REIT Ltd.	2,922,734	2,286
*	Premier Foods plc	3,944,667	2,173
	Rank Group plc	945,940	2,091
	Daejan Holdings plc	26,150	1,991
*	Ophir Energy plc	3,855,410	1,908
2	Bakkavor Group plc	823,050	1,812
	Smurfit Kappa Group plc (Dublin Shares)	40,073	1,586
	N Brown Group plc	866,314	1,544
*	Nostrum Oil & Gas plc	473,945	1,496
*	Acacia Mining plc	837,765	1,447
	Soco International plc	1,196,468	1,350
*	Allied Minds plc	1,283,576	1,206
2	CMC Markets plc	667,096	1,206
*,2	Alfa Financial Software Holdings plc	531,052	945
	Rhi Magnesita NV (London Shares)	10,170	621
*	Lamprell plc	173,937	142
*,§	GVC CVR	29,940	4
	Debenhams plc	9,720	1

*	Countrywide plc			1,860	—
*,§	Sole Realisation Co. plc			135	—
*,^,§ Carillion plc				2,500,529	—
					16,794,519
Total Common Stocks (Cost $94,993,849)					109,718,032
		Coupon
Temporary Cash Investments (3.1%)1
Money Market Fund (3.0%)
3,4	Vanguard Market Liquidity Fund	2.209%		33,488,728	3,348,873
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.918%—1.946%	10/4/18	29,100	29,095
5	United States Treasury Bill	2.078%	11/15/18	19,100	19,050
5	United States Treasury Bill	2.123%	12/13/18	600	597
5	United States Treasury Bill	2.194%	1/24/19	10,000	9,929
5	United States Treasury Bill	2.284%—2.292%	2/21/19	37,000	36,665
5	United States Treasury Bill	2.313%—2.314%	2/28/19	5,000	4,953
					100,289
Total Temporary Cash Investments (Cost $3,449,137)					3,449,162
Total Investments (101.8%) (Cost $98,442,986)					113,167,194
Other Assets and Liabilities-Net (-1.8%)4,6					(2,016,568)
Net Assets (100%)					111,150,626

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,362,706,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $1,291,872,000, representing 1.2% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,523,082,000 of collateral received for securities on loan.
5	Securities with a value of $67,986,000 have been segregated as initial margin for open futures contracts.
6	Cash of $7,800,000 has been segregated as collateral for open forward currency contracts. ADR—American Depositary Receipt.
CVR—Contingent Value Rights. GDR—Global Depositary Receipt. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

							($000)
							Value and
				Number of			Unrealized
				Long (Short)		Notional	Appreciation
			Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index		December 2018		12,067		474,719	6,451
Topix Index		December 2018		2,553		408,511	31,561
FTSE 100 Index		December 2018		2,906		283,707	7,262
S&P/TSX 60 Index		December 2018		1,004		147,625	623
S&P ASX 200 Index		December 2018		1,307		146,439	933
							46,830

Forward Currency Contracts

			Contract Amount (000)

						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver		($000)

Morgan Stanley Capital Services LLC	12/28/18	EUR	381,586	USD	448,264		(1,708)

BNP Paribas	12/18/18	JPY	38,236,659	USD	345,589		(6,818)

Toronto-Dominion Bank	12/28/18	GBP	203,293	USD	270,541		(4,352)

Deutsche Bank AG	12/27/18	CAD	184,887	USD	142,185		1,242

Morgan Stanley Capital Services LLC	12/27/18	AUD	172,333	USD	124,382		278

JP Morgan Chase Bank, N.A.	12/28/18	EUR	21,572	USD	25,376		(131)

Citibank, N.A.	12/18/18	JPY	2,288,570	USD	20,514		(238)

JP Morgan Chase Bank, N.A.	12/18/18	JPY	1,508,850	USD	13,633		(265)

Citibank, N.A.	12/27/18	AUD	15,979	USD	11,536		23

UBS AG	12/28/18	GBP	8,723	USD	11,534		(112)

JP Morgan Chase Bank, N.A.	12/27/18	AUD	12,788	USD	9,242		9

Goldman Sachs International	12/18/18	JPY	751,725	USD	6,808		(148)

Toronto-Dominion Bank	12/27/18	CAD	5,170	USD	3,990		21

UBS AG	12/18/18	USD	169,453	JPY	19,000,000		1,116

BNP Paribas	1/4/19	USD	105,027	CHF	100,000		2,132

							(8,951)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.

USD—U.S. dollar.

At September 30, 2018, the counterparty had deposited in segregated accounts cash of $630,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its

Developed Markets Index Fund

counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Common Stocks	9,339,178	100,336,951	41,903

Temporary Cash Investments	3,348,873	100,289	—

Futures Contracts—Assets[1]	2,812	—	—

Futures Contracts—Liabilities[1]	(8,706)	—	—

Forward Currency Contracts—Assets	—	4,821	—

Forward Currency Contracts—Liabilities	—	(13,772)	—

Total	12,682,157	100,428,289	41,903

1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

By:	VANGUARD TAX-MANAGED FUNDS

/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	VANGUARD TAX-MANAGED FUNDS

/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

By:	VANGUARD TAX-MANAGED FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2018

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.